UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2020

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	35
SA Multi-Managed Income/Equity Portfolio	69
SA Multi-Managed Income Portfolio	95
SA Putnam Asset Allocation Diversified Growth Portfolio	120
SA T. Rowe Price Growth Stock Portfolio	164
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	170
SA Multi-Managed Large Cap Value Portfolio	178
SA Multi-Managed Mid Cap Growth Portfolio	188
SA Multi-Managed Mid Cap Value Portfolio	200
SA Multi-Managed Small Cap Portfolio	215
SA Multi-Managed International Equity Portfolio	231
SA Multi-Managed Diversified Fixed Income Portfolio	245
SA Wellington Real Return Portfolio	300
Seasons Focused
SA Columbia Focused Value Portfolio	313
Seasons Managed Allocation
SA Allocation Growth Portfolio	316
SA Allocation Moderate Growth Portfolio	319
SA Allocation Moderate Portfolio	322
SA Allocation Balanced Portfolio	325
Statements of Assets and Liabilities	328
Statements of Operations	336
Statements of Changes in Net Assets	340
Notes to Financial Statements	347
Financial Highlights	395
Statement Regarding Liquidity Risk Management Program	409
Supplements to the Prospectus	410

Dear Seasons Series Trust Investor:

We are pleased to present the semi-annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2020.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2020

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2020 and held until September 30, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2020" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2020" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2020" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2020" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2020" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2020

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2020	Ending Account Value Using Actual Return at September 30, 2020	Expenses Paid During the Six Months Ended September 30, 2020*	Beginning Account Value at April 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2020	Expenses Paid During the Six Months Ended September 30, 2020*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,440.86	$8.20	$1,000.00	$1,018.35	$6.78	1.34%
Class 2	$1,000.00	$1,440.46	$9.12	$1,000.00	$1,017.60	$7.54	1.49%
Class 3	$1,000.00	$1,439.25	$9.72	$1,000.00	$1,017.10	$8.04	1.59%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,353.63	$6.73	$1,000.00	$1,019.35	$5.77	1.14%
Class 2	$1,000.00	$1,353.36	$7.61	$1,000.00	$1,018.60	$6.53	1.29%
Class 3	$1,000.00	$1,352.78	$8.20	$1,000.00	$1,018.10	$7.03	1.39%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$1,256.27	$6.84	$1,000.00	$1,019.00	$6.12	1.21%
Class 2	$1,000.00	$1,256.74	$7.69	$1,000.00	$1,018.25	$6.88	1.36%
Class 3	$1,000.00	$1,255.58	$8.26	$1,000.00	$1,017.75	$7.38	1.46%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,165.30	$7.17	$1,000.00	$1,018.45	$6.68	1.32%
Class 2	$1,000.00	$1,164.55	$7.98	$1,000.00	$1,017.70	$7.44	1.47%
Class 3	$1,000.00	$1,164.55	$8.52	$1,000.00	$1,017.20	$7.94	1.57%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,243.22	$4.78	$1,000.00	$1,020.81	$4.31	0.85%
Class 2	$1,000.00	$1,243.22	$5.62	$1,000.00	$1,020.05	$5.06	1.00%
Class 3	$1,000.00	$1,241.94	$6.18	$1,000.00	$1,019.55	$5.57	1.10%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,429.93	$5.30	$1,000.00	$1,020.71	$4.41	0.87%
Class 2	$1,000.00	$1,429.17	$6.21	$1,000.00	$1,019.95	$5.16	1.02%
Class 3	$1,000.00	$1,428.03	$6.82	$1,000.00	$1,019.45	$5.67	1.12%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,515.50	$4.67	$1,000.00	$1,021.36	$3.75	0.74%
Class 2	$1,000.00	$1,514.67	$5.61	$1,000.00	$1,020.61	$4.51	0.89%
Class 3	$1,000.00	$1,514.02	$6.24	$1,000.00	$1,020.10	$5.01	0.99%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,191.53	$4.34	$1,000.00	$1,021.11	$4.00	0.79%
Class 2	$1,000.00	$1,190.84	$5.16	$1,000.00	$1,020.36	$4.76	0.94%
Class 3	$1,000.00	$1,189.99	$5.76	$1,000.00	$1,019.80	$5.32	1.05%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,497.09	$5.95	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$1,494.85	$6.88	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$1,494.67	$7.50	$1,000.00	$1,019.05	$6.07	1.20%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,270.87	$5.47	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	$1,000.00	$1,270.05	$6.32	$1,000.00	$1,019.50	$5.62	1.11%
Class 3	$1,000.00	$1,269.64	$6.88	$1,000.00	$1,019.00	$6.12	1.21%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2020

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2020	Ending Account Value Using Actual Return at September 30, 2020	Expenses Paid During the Six Months Ended September 30, 2020*	Beginning Account Value at April 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2020	Expenses Paid During the Six Months Ended September 30, 2020*	Annualized Expense Ratio*
SA Multi-Managed Small Cap
Class 1	$1,000.00	$1,284.44	$5.44	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$1,282.93	$6.30	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$1,281.54	$6.86	$1,000.00	$1,019.05	$6.07	1.20%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,239.77	$5.67	$1,000.00	$1,020.00	$5.11	1.01%
Class 2	$1,000.00	$1,239.07	$6.51	$1,000.00	$1,019.25	$5.87	1.16%
Class 3	$1,000.00	$1,238.30	$7.07	$1,000.00	$1,018.75	$6.38	1.26%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,061.72	$3.57	$1,000.00	$1,021.61	$3.50	0.69%
Class 2	$1,000.00	$1,060.05	$4.34	$1,000.00	$1,020.86	$4.26	0.84%
Class 3	$1,000.00	$1,059.51	$4.85	$1,000.00	$1,020.36	$4.76	0.94%
SA Wellington Real Return#
Class 1	$1,000.00	$1,067.08	$3.06	$1,000.00	$1,022.11	$2.99	0.59%
Class 3	$1,000.00	$1,065.56	$4.35	$1,000.00	$1,020.86	$4.26	0.84%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,266.95	$4.09	$1,000.00	$1,021.46	$3.65	0.72%
Class 2	$1,000.00	$1,265.68	$4.94	$1,000.00	$1,020.71	$4.41	0.87%
Class 3	$1,000.00	$1,264.79	$5.51	$1,000.00	$1,020.21	$4.91	0.97%
SA Allocation Growth#
Class 1	$1,000.00	$1,248.11	$0.73	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$1,246.62	$2.14	$1,000.00	$1,023.16	$1.93	0.38%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,210.35	$0.66	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$1,208.15	$2.05	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,185.11	$0.71	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$1,184.24	$2.08	$1,000.00	$1,023.16	$1.93	0.38%
SA Allocation Balanced#
Class 1	$1,000.00	$1,147.35	$0.70	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$1,146.26	$2.10	$1,000.00	$1,023.11	$1.98	0.39%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2020" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2020" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Internet Content-Entertainment	7.1%
Enterprise Software/Service	6.4
Internet Application Software	6.2
Diversified Financial Services	6.0
Uniform Mtg. Backed Securities	5.8
Commercial Services-Finance	5.5
E-Commerce/Products	4.5
Computer Software	3.8
United States Treasury Notes	3.3
Medical Instruments	3.0
Medical-Drugs	2.8
United States Treasury Bonds	2.5
Government National Mtg. Assoc.	2.3
Applications Software	2.2
Medical-Biomedical/Gene	2.2
Communications Software	1.9
Registered Investment Companies	1.8
Repurchase Agreements	1.7
Real Estate Investment Trusts	1.6
Federal National Mtg. Assoc.	1.5
Chemicals-Specialty	1.5
Diversified Banking Institutions	1.5
Retail-Discount	1.4
Entertainment Software	1.3
Aerospace/Defense-Equipment	1.3
Banks-Commercial	1.2
Building Products-Cement	0.9
Coatings/Paint	0.9
Electric-Integrated	0.9
Computer Aided Design	0.8
Electronic Components-Semiconductors	0.7
Electronic Measurement Instruments	0.7
Containers-Metal/Glass	0.7
E-Commerce/Services	0.7
Diagnostic Equipment	0.6
Building-Residential/Commercial	0.6
Internet Content-Information/News	0.6
Retail-Apparel/Shoe	0.6
Municipal Bonds & Notes	0.5
Federal Home Loan Mtg. Corp.	0.5
Finance-Other Services	0.5
Medical Products	0.5
Human Resources	0.4
Distribution/Wholesale	0.4
Cable/Satellite TV	0.4
Medical-HMO	0.3
Computer Services	0.3
Savings & Loans/Thrifts	0.3
Building & Construction-Misc.	0.3
Telephone-Integrated	0.3
Banks-Super Regional	0.3
Electronic Components-Misc.	0.3
Television	0.3
Building & Construction Products-Misc.	0.3
Building-Heavy Construction	0.3
Energy-Alternate Sources	0.3
Retail-Restaurants	0.3
Diversified Manufacturing Operations	0.3
Insurance-Life/Health	0.2
Pipelines	0.2
Gas-Distribution	0.2%
Cellular Telecom	0.2
Brewery	0.2
Pastoral & Agricultural	0.2
Medical-Wholesale Drug Distribution	0.2
Tobacco	0.2
Retail-Sporting Goods	0.2
Data Processing/Management	0.2
Apparel Manufacturers	0.2
Auto-Truck Trailers	0.2
Machinery-General Industrial	0.2
Investment Management/Advisor Services	0.2
Oil-Field Services	0.2
Food-Misc./Diversified	0.2
Oil Refining & Marketing	0.2
Retail-Building Products	0.2
Auto/Truck Parts & Equipment-Original	0.2
Medical-Hospitals	0.2
E-Services/Consulting	0.2
Transport-Services	0.2
Finance-Investment Banker/Broker	0.2
Consulting Services	0.1
Schools	0.1
Transport-Truck	0.1
Medical Information Systems	0.1
Water	0.1
Aerospace/Defense	0.1
Machinery-Electrical	0.1
Medical Labs & Testing Services	0.1
Insurance Brokers	0.1
Financial Guarantee Insurance	0.1
Home Furnishings	0.1
Computer Data Security	0.1
Wireless Equipment	0.1
Building Products-Wood	0.1
Metal Products-Distribution	0.1
Retail-Automobile	0.1
Electric-Distribution	0.1
Printing-Commercial	0.1
Insurance-Reinsurance	0.1
Building Products-Doors & Windows	0.1
Oil Companies-Exploration & Production	0.1
Sovereign	0.1
Semiconductor Components-Integrated Circuits	0.1
Power Converter/Supply Equipment	0.1
Therapeutics	0.1
Office Furnishings-Original	0.1
Machinery-Construction & Mining	0.1
Satellite Telecom	0.1
Finance-Consumer Loans	0.1
Telecommunication Equipment	0.1
Theaters	0.1
Dental Supplies & Equipment	0.1
Transactional Software	0.1
Options Purchased	0.1
Telecom Services	0.1
Paper & Related Products	0.1
Oil-U.S. Royalty Trusts	0.1
Broadcast Services/Program	0.1
Gold Mining	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Building-Maintenance & Services	0.1%
Electric-Generation	0.1
Chemicals-Diversified	0.1
Funeral Services & Related Items	0.1
Medical-Generic Drugs	0.1
Food-Wholesale/Distribution	0.1
Oil Companies-Integrated	0.1
Semiconductor Equipment	0.1
Retail-Office Supplies	0.1
Consumer Products-Misc.	0.1
Steel-Producers	0.1
Computers	0.1
Decision Support Software	0.1
Pharmacy Services	0.1
Coal	0.1
Office Supplies & Forms	0.1
Vitamins & Nutrition Products	0.1
Medical Laser Systems	0.1
Casino Hotels	0.1
Banks-Fiduciary	0.1
Hazardous Waste Disposal	0.1
X-Ray Equipment	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Networking Products	0.1
Rubber/Plastic Products	0.1
Retail-Regional Department Stores	0.1
Trucking/Leasing	0.1
Drug Delivery Systems	0.1
Finance-Auto Loans	0.1
Insurance-Mutual	0.1
107.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 72.7%
Advertising Services — 0.0%
National CineMedia, Inc.	5,975	$16,222
Aerospace/Defense-Equipment — 1.2%
AAR Corp.	1,300	24,440
HEICO Corp., Class A	6,532	579,127
Moog, Inc., Class A	200	12,706
		616,273
Agricultural Operations — 0.0%
Fresh Del Monte Produce, Inc.	600	13,752
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	250	55,002
Lakeland Industries, Inc.†	2,370	46,926
		101,928
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	275	5,349
Applications Software — 2.2%
Asana, Inc., Class A†	725	20,537
JFrog, Ltd.†	225	19,046
Outset Medical, Inc.	200	10,000
ServiceNow, Inc.†	2,179	1,056,815
		1,106,398
Audio/Video Products — 0.0%
Sonos, Inc.†	350	5,313
Auto-Truck Trailers — 0.2%
Wabash National Corp.	8,150	97,474
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	425	7,365
Gentherm, Inc.†	1,100	44,990
Meritor, Inc.†	1,150	24,081
Telenav, Inc.†	1,100	3,960
		80,396
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	857	29,309
Banks-Commercial — 1.2%
1st Source Corp.	350	10,794
Atlantic Union Bankshares Corp.	291	6,219
BancFirst Corp.	1,050	42,882
BancorpSouth Bank	1,425	27,616
Banner Corp.	1,100	35,486
Cadence BanCorp	1,950	16,750
Cathay General Bancorp	550	11,924
Central Pacific Financial Corp.	1,725	23,408
Central Valley Community Bancorp	125	1,544
CIT Group, Inc.	1,025	18,153
Columbia Banking System, Inc.	1,375	32,794
CVB Financial Corp.	2,300	38,249
Enterprise Financial Services Corp.	325	8,863
Equity Bancshares, Inc., Class A†	650	10,075
First Commonwealth Financial Corp.	2,325	17,995
First Community Bankshares, Inc.	150	2,708
First Hawaiian, Inc.	500	7,235
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Horizon National Corp.	966	$9,109
Great Western Bancorp, Inc.	1,050	13,073
Hope Bancorp, Inc.	2,419	18,348
Independent Bank Corp.	675	8,485
Old National Bancorp	2,675	33,598
PacWest Bancorp	375	6,405
Premier Financial Corp.	250	3,894
South State Corp.	75	3,611
Trustmark Corp.	3,475	74,400
UMB Financial Corp.	350	17,153
United Bankshares, Inc.	1,025	22,007
Webster Financial Corp.	325	8,583
West BanCorp, Inc.	225	3,564
Westamerica BanCorp	1,200	65,220
		600,145
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	3,281
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,425	21,073
Building & Construction Products-Misc. — 0.3%
Builders FirstSource, Inc.†	2,550	83,181
Louisiana-Pacific Corp.	1,575	46,478
		129,659
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	725	37,345
EMCOR Group, Inc.	1,525	103,258
MYR Group, Inc.†	675	25,096
		165,699
Building Products-Cement — 0.9%
Martin Marietta Materials, Inc.	1,894	445,772
US Concrete, Inc.†	175	5,082
		450,854
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc.†	275	2,194
Masonite International Corp.†	575	56,580
		58,774
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	550	3,713
Building Products-Wood — 0.1%
Boise Cascade Co.	1,275	50,898
UFP Industries, Inc.	225	12,715
		63,613
Building-Heavy Construction — 0.3%
Arcosa, Inc.	800	35,272
MasTec, Inc.†	1,325	55,915
Tutor Perini Corp.†	4,250	47,302
		138,489
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,200	43,992

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.5%
KB Home	2,300	$88,297
Meritage Homes Corp.†	175	19,318
TRI Pointe Group, Inc.†	7,800	141,492
		249,107
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,925	15,181
Casino Hotels — 0.1%
Boyd Gaming Corp.	925	28,388
Casino Services — 0.0%
Caesars Entertainment, Inc.†	100	5,606
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	575	12,023
Stepan Co.	25	2,725
		14,748
Chemicals-Specialty — 1.5%
Ecolab, Inc.	3,517	702,837
Ingevity Corp.†	125	6,180
Minerals Technologies, Inc.	625	31,937
PQ Group Holdings, Inc.†	175	1,796
Tronox Holdings PLC, Class A	925	7,280
		750,030
Circuit Boards — 0.0%
TTM Technologies, Inc.†	2,125	24,246
Coal — 0.1%
Peabody Energy Corp.	425	978
SunCoke Energy, Inc.	1,850	6,327
Warrior Met Coal, Inc.	1,725	29,463
		36,768
Coatings/Paint — 0.9%
Sherwin-Williams Co.	626	436,159
Coffee — 0.0%
Farmer Brothers Co.†	1,000	4,420
Commercial Services — 0.0%
Medifast, Inc.	75	12,334
Commercial Services-Finance — 5.4%
Adyen NV†*	322	593,400
Euronet Worldwide, Inc.†	75	6,832
Evo Payments, Inc., Class A†	1,775	44,109
Green Dot Corp., Class A†	300	15,183
S&P Global, Inc.	611	220,327
Square, Inc., Class A†	11,604	1,886,230
		2,766,081
Communications Software — 1.9%
Avaya Holdings Corp.†	7,975	121,220
Zoom Video Communications, Inc., Class A†	1,856	872,524
		993,744
Computer Aided Design — 0.8%
Autodesk, Inc.†	1,752	404,730
Computer Data Security — 0.1%
Qualys, Inc.†	475	46,554
SecureWorks Corp., Class A†	1,625	18,509
		65,063
Security Description	Shares	Value (Note 2)
Computer Services — 0.3%
CACI International, Inc., Class A†	175	$37,303
Insight Enterprises, Inc.†	325	18,388
Perspecta, Inc.	3,775	73,424
Sykes Enterprises, Inc.†	700	23,947
		153,062
Computer Software — 3.8%
Avid Technology, Inc.†	1,875	16,050
Cornerstone OnDemand, Inc.†	875	31,815
Slack Technologies, Inc., Class A†	19,848	533,117
Twilio, Inc., Class A†	5,593	1,381,974
Xperi Holding Corp.	522	5,998
		1,968,954
Consulting Services — 0.1%
GP Strategies Corp.†	1,375	13,255
Huron Consulting Group, Inc.†	1,225	48,179
Kelly Services, Inc., Class A	700	11,928
		73,362
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	425	15,360
Quanex Building Products Corp.	925	17,057
		32,417
Containers-Metal/Glass — 0.6%
Ball Corp.	3,606	299,731
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	770	10,849
Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co.†	300	8,364
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	1,075	43,860
CSG Systems International, Inc.	175	7,166
		51,026
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,950	47,005
Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	400	19,452
Danaher Corp.	1,295	278,852
		298,304
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	125	863
Distribution/Wholesale — 0.4%
Avient Corp.	1,425	37,705
Core-Mark Holding Co., Inc.	2,275	65,816
Fossil Group, Inc.†	650	3,731
G-III Apparel Group, Ltd.†	3,275	42,935
ScanSource, Inc.†	2,250	44,617
Veritiv Corp.†	475	6,014
		200,818
Diversified Manufacturing Operations — 0.1%
Enerpac Tool Group Corp.	100	1,881
EnPro Industries, Inc.	325	18,334
Fabrinet†	275	17,333
		37,548

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 4.4%
Amazon.com, Inc.†	582	$1,832,561
Chewy, Inc., Class A†	7,441	407,990
		2,240,551
E-Commerce/Services — 0.7%
Cars.com, Inc.†	2,425	19,594
Groupon, Inc.†	178	3,631
Match Group, Inc.†	2,425	268,326
Stamps.com, Inc.†	200	48,190
		339,741
E-Marketing/Info — 0.0%
comScore, Inc.†	3,750	7,650
E-Services/Consulting — 0.2%
Perficient, Inc.†	1,800	76,932
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,750	14,560
Electric-Generation — 0.1%
Atlantic Power Corp.†	22,225	43,561
Electric-Integrated — 0.2%
Black Hills Corp.	225	12,035
IDACORP, Inc.	100	7,990
PNM Resources, Inc.	500	20,665
Portland General Electric Co.	1,075	38,163
		78,853
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	2,200	23,496
Benchmark Electronics, Inc.	1,600	32,240
OSI Systems, Inc.†	375	29,104
Sanmina Corp.†	1,275	34,489
SMART Global Holdings, Inc.†	725	19,821
		139,150
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	5,225	58,520
MACOM Technology Solutions Holdings, Inc.†	1,350	45,914
Rambus, Inc.†	5,450	74,610
Synaptics, Inc.†	775	62,325
		241,369
Electronic Measurement Instruments — 0.7%
Roper Technologies, Inc.	902	356,389
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,750	19,898
Green Plains, Inc.†	425	6,579
Maxeon Solar Technologies, Ltd.†	465	7,886
Renewable Energy Group, Inc.†	600	32,052
REX American Resources Corp.†	375	24,604
SunPower Corp.†	3,775	47,225
		138,244
Engineering/R&D Services — 0.0%
KBR, Inc.	525	11,739
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 6.3%
ACI Worldwide, Inc.†	1,450	$37,888
Asure Software, Inc.†	1,357	10,245
Coupa Software, Inc.†	3,046	835,335
Donnelley Financial Solutions, Inc.†	775	10,354
eGain Corp.†	1,275	18,067
Evolent Health, Inc., Class A†	3,675	45,607
MicroStrategy, Inc., Class A†	225	33,876
SVMK, Inc.†	1,125	24,874
Veeva Systems, Inc., Class A†	5,096	1,432,944
Workday, Inc., Class A†	3,639	782,858
		3,232,048
Entertainment Software — 1.3%
Activision Blizzard, Inc.	4,958	401,350
Take-Two Interactive Software, Inc.†	1,597	263,856
		665,206
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	75	25,398
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	750	3,773
Navient Corp.	4,250	35,912
Nelnet, Inc., Class A	75	4,519
		44,204
Finance-Investment Banker/Broker — 0.2%
Cowen, Inc., Class A	1,100	17,897
Houlihan Lokey, Inc.	725	42,811
Moelis & Co., Class A	75	2,636
Piper Sandler Cos.	175	12,775
		76,119
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	1,971	197,199
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	400	2,424
MGIC Investment Corp.	2,550	22,593
NMI Holdings, Inc., Class A†	350	6,230
Radian Group, Inc.	2,325	33,968
		65,215
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	600	21,438
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	875	24,299
John B. Sanfilippo & Son, Inc.	375	28,267
		52,566
Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	2,100	34,335
Gas-Distribution — 0.1%
New Jersey Resources Corp.	225	6,080
Northwest Natural Holding Co.	175	7,943
ONE Gas, Inc.	475	32,780
Southwest Gas Holdings, Inc.	325	20,507
		67,310

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining — 0.1%
Royal Gold, Inc.	372	$44,703
Home Furnishings — 0.1%
Purple Innovation, Inc.†	800	19,888
Sleep Number Corp.†	925	45,242
		65,130
Human Resources — 0.4%
Barrett Business Services, Inc.	1,040	54,538
Cross Country Healthcare, Inc.†	6,650	43,158
Heidrick & Struggles International, Inc.	150	2,948
Insperity, Inc.	200	13,098
Kforce, Inc.	900	28,953
Korn Ferry	625	18,125
TrueBlue, Inc.†	3,825	59,249
		220,069
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	625	15,438
Clearway Energy, Inc., Class C	150	4,044
		19,482
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	500	10,995
CNO Financial Group, Inc.	2,975	47,719
Primerica, Inc.	150	16,971
		75,685
Insurance-Property/Casualty — 0.0%
Ambac Financial Group, Inc.†	275	3,512
First American Financial Corp.	225	11,455
Heritage Insurance Holdings, Inc.	175	1,771
ProSight Global, Inc.†	300	3,402
		20,140
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	300	10,329
Essent Group, Ltd.	1,325	49,038
		59,367
Internet Application Software — 6.2%
Okta, Inc.†	6,567	1,404,353
Shopify, Inc., Class A†	1,738	1,777,922
		3,182,275
Internet Content-Entertainment — 7.1%
Facebook, Inc., Class A†	3,631	950,959
Spotify Technology SA†	5,728	1,389,441
Twitter, Inc.†	29,068	1,293,526
		3,633,926
Internet Content-Information/News — 0.6%
IAC/InterActiveCorp†	2,129	255,012
Yelp, Inc.†	1,900	38,171
		293,183
Internet Security — 0.0%
Proofpoint, Inc.†	150	15,833
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 0.2%
Blucora, Inc.†	1,725	$16,250
Focus Financial Partners, Inc., Class A†	800	26,232
Stifel Financial Corp.	740	37,414
Virtus Investment Partners, Inc.	75	10,399
		90,295
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,000	54,250
Machinery-Electrical — 0.1%
Argan, Inc.	1,600	67,056
Bloom Energy Corp., Class A†	75	1,348
		68,404
Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	150	8,265
DXP Enterprises, Inc.†	775	12,501
Kadant, Inc.	250	27,405
		48,171
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	7,175	58,405
Computer Programs & Systems, Inc.	525	14,495
		72,900
Medical Instruments — 2.9%
AngioDynamics, Inc.†	1,975	23,819
Intuitive Surgical, Inc.†	1,991	1,412,694
Natus Medical, Inc.†	1,675	28,693
NuVasive, Inc.†	725	35,213
		1,500,419
Medical Labs & Testing Services — 0.1%
MEDNAX, Inc.†	950	15,466
Medpace Holdings, Inc.†	325	36,318
Personalis, Inc.†	425	9,210
		60,994
Medical Laser Systems — 0.1%
Cutera, Inc.†	1,815	34,431
Medical Products — 0.4%
Accuray, Inc.†	8,500	20,400
Integer Holdings Corp.†	900	53,109
Invacare Corp.	1,975	14,852
LivaNova PLC†	625	28,256
Orthofix Medical, Inc.†	650	20,241
SeaSpine Holdings Corp.†	2,400	34,320
Sientra, Inc.†	2,500	8,500
		179,678
Medical-Biomedical/Gene — 1.9%
ACADIA Pharmaceuticals, Inc.†	1,075	44,344
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
AMAG Pharmaceuticals, Inc.†	150	1,410
Amicus Therapeutics, Inc.†	2,250	31,770
Arena Pharmaceuticals, Inc.†	685	51,231
Atara Biotherapeutics, Inc.†	1,725	22,356
Berkeley Lights, Inc.†	450	34,362

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Biohaven Pharmaceutical Holding Co., Ltd.†	700	$45,507
Black Diamond Therapeutics, Inc.†	625	18,894
Bluebird Bio, Inc.†	125	6,744
Bridgebio Pharma, Inc.†	550	20,636
CytomX Therapeutics, Inc.†	775	5,154
Eiger BioPharmaceuticals, Inc.†	1,825	14,855
Esperion Therapeutics, Inc.†	250	9,293
Homology Medicines, Inc.†	475	5,083
Intercept Pharmaceuticals, Inc.†	975	40,423
LogicBio Therapeutics, Inc.†	3,075	27,921
Mersana Therapeutics, Inc.†	1,900	35,378
Myriad Genetics, Inc.†	1,325	17,278
Puma Biotechnology, Inc.†	2,400	24,216
REGENXBIO, Inc.†	750	20,640
REVOLUTION Medicines, Inc.†	325	11,310
Royalty Pharma PLC, Class A	9,595	403,662
Solid Biosciences, Inc.†	675	1,370
Sutro Biopharma, Inc.†	275	2,764
TCR2 Therapeutics, Inc.†	575	11,684
Viela Bio, Inc.†	675	18,954
VYNE Therapeutics, Inc.†	600	996
WaVe Life Sciences, Ltd.†	3,050	25,894
Xencor, Inc.†	875	33,941
Y-mAbs Therapeutics, Inc.†	75	2,879
		992,115
Medical-Drugs — 2.5%
Aimmune Therapeutics, Inc.†	700	24,115
Alector, Inc.†	275	2,897
Athenex, Inc.†	1,700	20,570
Clovis Oncology, Inc.†	2,225	12,972
Eagle Pharmaceuticals, Inc.†	200	8,496
Global Blood Therapeutics, Inc.†	575	31,706
Gritstone Oncology, Inc.†	300	795
Horizon Therapeutics PLC†	825	64,086
Lannett Co., Inc.†	5,700	34,827
Marinus Pharmaceuticals, Inc.	1,919	24,659
MyoKardia, Inc.†	800	109,064
Prestige Consumer Healthcare, Inc.†	250	9,105
Protagonist Therapeutics, Inc.†	1,775	34,701
Reata Pharmaceuticals, Inc., Class A†	360	35,071
Seres Therapeutics, Inc.†	1,550	43,880
TG Therapeutics, Inc.†	1,375	36,795
UroGen Pharma, Ltd.†	975	18,808
Vanda Pharmaceuticals, Inc.†	1,150	11,109
Voyager Therapeutics, Inc.†	1,225	13,071
Zoetis, Inc.	4,354	720,021
		1,256,748
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	25	590
Endo International PLC†	12,425	41,003
		41,593
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.2%
Magellan Health, Inc.†	983	$74,492
Tivity Health, Inc.†	975	13,669
Triple-S Management Corp., Class B†	1,125	20,104
		108,265
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	7,750	32,705
Tenet Healthcare Corp.†	1,850	45,343
		78,048
Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	50	4,646
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	4,450	111,739
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	150	2,013
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,500	61,170
Metal-Aluminum — 0.0%
Arconic Corp.†	150	2,858
Century Aluminum Co.†	275	1,958
Kaiser Aluminum Corp.	150	8,038
		12,854
Motion Pictures & Services — 0.0%
Eros International PLC†	825	1,823
Networking Products — 0.1%
Extreme Networks, Inc.†	1,875	7,537
NeoPhotonics Corp.†	3,575	21,772
		29,309
Office Furnishings-Original — 0.1%
HNI Corp.	1,325	41,579
Steelcase, Inc., Class A	1,375	13,901
		55,480
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,275	36,395
Oil Companies-Exploration & Production — 0.1%
Berry Corp.	1,250	3,962
CNX Resources Corp.†	875	8,260
Magnolia Oil & Gas Corp., Class A†	850	4,394
Ovintiv, Inc.	1,100	8,976
PDC Energy, Inc.†	600	7,437
Range Resources Corp.	475	3,145
W&T Offshore, Inc.†	3,775	6,795
		42,969
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	125	1,548
Delek US Holdings, Inc.	725	8,069
Murphy USA, Inc.†	375	48,101
		57,718
Oil-Field Services — 0.2%
ChampionX Corp.†	525	4,195
Matrix Service Co.†	3,100	25,885
MRC Global, Inc.†	2,350	10,058

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
NexTier Oilfield Solutions, Inc.†	8,375	$15,494
NOW, Inc.†	7,275	33,028
		88,660
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	101	45,608
Paper & Related Products — 0.1%
Clearwater Paper Corp.†	100	3,794
Domtar Corp.	725	19,046
Neenah, Inc.	50	1,874
P.H. Glatfelter Co.	625	8,606
Verso Corp., Class A	1,625	12,821
		46,141
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	3,175	114,395
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	175	33,887
Powell Industries, Inc.	925	22,320
		56,207
Printing-Commercial — 0.1%
Deluxe Corp.	675	17,368
Ennis, Inc.	1,950	34,008
Quad/Graphics, Inc.	2,675	8,105
		59,481
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	9,600	16,608
Racetracks — 0.0%
Penn National Gaming, Inc.†	300	21,810
Real Estate Investment Trusts — 1.4%
Acadia Realty Trust	450	4,725
Agree Realty Corp.	175	11,137
Alexander & Baldwin, Inc.	384	4,305
American Assets Trust, Inc.	1,775	42,760
American Finance Trust, Inc.	650	4,076
Americold Realty Trust	1,275	45,581
Blackstone Mtg. Trust, Inc., Class A	1,875	41,194
Broadstone Net Lease, Inc., Class A	1,175	19,716
CareTrust REIT, Inc.	225	4,004
City Office REIT, Inc.	275	2,068
CoreSite Realty Corp.	300	35,664
DiamondRock Hospitality Co.	4,800	24,336
Easterly Government Properties, Inc.	400	8,964
EastGroup Properties, Inc.	125	16,166
Ellington Financial, Inc.	75	920
Equity LifeStyle Properties, Inc.	300	18,390
Essential Properties Realty Trust, Inc.	225	4,122
First Industrial Realty Trust, Inc.	1,125	44,775
Four Corners Property Trust, Inc.	200	5,118
GEO Group, Inc.	575	6,521
Getty Realty Corp.	600	15,606
Gladstone Commercial Corp.	400	6,740
Global Net Lease, Inc.	175	2,783
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Great Ajax Corp.	125	$1,036
Hersha Hospitality Trust	150	831
Highwoods Properties, Inc.	250	8,392
Invesco Mtg. Capital, Inc.	428	1,160
Kite Realty Group Trust	250	2,895
KKR Real Estate Finance Trust, Inc.	875	14,464
Ladder Capital Corp.	1,775	12,638
Lexington Realty Trust	1,275	13,324
Mack-Cali Realty Corp.	600	7,572
New Senior Investment Group, Inc.	1,925	7,700
Pebblebrook Hotel Trust	350	4,386
PennyMac Mtg. Investment Trust	1,425	22,900
Physicians Realty Trust	1,425	25,522
Piedmont Office Realty Trust, Inc., Class A	1,100	14,927
Plymouth Industrial REIT, Inc.	300	3,702
PotlatchDeltic Corp.	850	35,785
PS Business Parks, Inc.	25	3,060
QTS Realty Trust, Inc., Class A	575	36,236
Redwood Trust, Inc.	1,250	9,400
Retail Opportunity Investments Corp.	1,225	12,758
RLJ Lodging Trust	750	6,495
Ryman Hospitality Properties, Inc.	225	8,280
Sabra Health Care REIT, Inc.	775	10,683
Saul Centers, Inc.	325	8,638
SITE Centers Corp.†	125	900
STAG Industrial, Inc.	500	15,245
Summit Hotel Properties, Inc.	500	2,590
Sunstone Hotel Investors, Inc.	4,425	35,134
TPG RE Finance Trust, Inc.	300	2,538
Two Harbors Investment Corp.	1,388	7,065
UMH Properties, Inc.	575	7,785
Xenia Hotels & Resorts, Inc.	1,425	12,511
		726,223
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.†	1,225	11,564
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	450	13,451
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	225	20,432
Retail-Apparel/Shoe — 0.6%
Guess?, Inc.	1,375	15,977
Lululemon Athletica, Inc.†	795	261,849
Winmark Corp.	75	12,914
		290,740
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	175	15,468
Lithia Motors, Inc., Class A	50	11,397
Sonic Automotive, Inc., Class A	850	34,136
		61,001
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	1,375	20,598

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	1,000	$42,830
Retail-Discount — 1.4%
Big Lots, Inc.	800	35,680
Costco Wholesale Corp.	1,978	702,190
		737,870
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	550	11,517
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	325	8,343
Retail-Office Supplies — 0.1%
ODP Corp.	1,990	38,705
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	350	20,024
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	750	27,390
Retail-Restaurants — 0.2%
Bloomin' Brands, Inc.	3,450	52,681
Brinker International, Inc.	900	38,448
		91,129
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	1,525	59,810
Zumiez, Inc.†	1,550	43,121
		102,931
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	325	10,303
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	700	9,261
Trinseo SA	725	18,589
		27,850
Satellite Telecom — 0.1%
Gogo, Inc.†	5,475	50,589
KVH Industries, Inc.†	400	3,604
		54,193
Savings & Loans/Thrifts — 0.3%
BankFinancial Corp.	425	3,069
Brookline Bancorp, Inc.	1,425	12,319
Capitol Federal Financial, Inc.	125	1,158
Flushing Financial Corp.	475	4,997
Investors Bancorp, Inc.	1,575	11,434
Meridian Bancorp, Inc.	3,400	35,190
Northfield Bancorp, Inc.	3,200	29,184
People's United Financial, Inc.	773	7,970
Washington Federal, Inc.	2,925	61,015
		166,336
Schools — 0.1%
American Public Education, Inc.†	944	26,611
K12, Inc.†	1,050	27,657
		54,268
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	300	20,235
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.1%
Cohu, Inc.	1,125	$19,327
Veeco Instruments, Inc.†	1,725	20,131
		39,458
Steel-Producers — 0.1%
Commercial Metals Co.	1,375	27,473
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	8,213	46,732
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	3,675	37,687
PC-Tel, Inc.	825	4,670
Plantronics, Inc.	800	9,472
		51,829
Television — 0.2%
AMC Networks, Inc., Class A†	1,675	41,389
Central European Media Enterprises, Ltd., Class A†	4,900	20,531
ION Media Networks, Inc.†(1)(2)	2	1,731
Sinclair Broadcast Group, Inc., Class A	1,200	23,076
		86,727
Theaters — 0.1%
Cinemark Holdings, Inc.	4,800	48,000
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	2,375	24,724
La Jolla Pharmaceutical Co.†	675	2,720
Sarepta Therapeutics, Inc.†	200	28,086
		55,530
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	12,250	36,873
Transport-Marine — 0.0%
Diamond S Shipping, Inc.†	600	4,122
Dorian LPG, Ltd.†	44	352
		4,474
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,200	30,924
Hub Group, Inc., Class A†	450	22,588
		53,512
Transport-Truck — 0.1%
ArcBest Corp.	2,125	66,003
Schneider National, Inc., Class B	325	8,037
		74,040
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	450	20,993
USANA Health Sciences, Inc.†	200	14,730
		35,723
Water — 0.1%
American States Water Co.	675	50,591
Arch Resources, Inc., Class A	235	9,983
		60,574

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.0%
NIC, Inc.	525	$10,342
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	2,100	52,374
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,325	29,574
Total Common Stocks (cost $26,628,261)		37,262,689
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Credit Suisse Group AG 6.25% due 12/29/2049*(3) (cost $258,627)	$250,000	267,784
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(4)	2,034	2,219
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,275
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(4)(5)	46,734	47,010
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	27,868	28,221
Apidos CLO FRS Series 2015-21A, Class A1R 1.20% (3 ML+0.93%) due 07/18/2027*(15)	250,000	248,183
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	1,653	1,679
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(5)(6)(7)	979,967	30,498
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	49,719	51,489
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	48,040	48,533
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	48,330	49,643
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	48,242	50,159
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.51% due 02/25/2036(4)(5)	$16,059	$14,611
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(5)(6)(7)	99,082	2,969
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(5)(6)(7)	121,950	3,577
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(5)(6)(7)	111,619	9,031
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(4)(8)	34,498	35,420
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	44,461	45,447
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,792
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(8)	94,477	95,537
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	8,820	8,702
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	37,946
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	47,303
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	41,906	45,356
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	106,912
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	5,353	4,154
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(5)(6)(7)	301,285	8,505
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	30,000	31,725
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(6)	40,000	43,559
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(6)	25,000	26,603

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	$48,625	$48,724
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,000	51,841
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,237
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	25,607
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	10,261
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.24% due 05/25/2035(4)(5)	13,787	13,542
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.48% due 07/10/2051(5)(6)(7)	993,337	23,921
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(6)	31,000	33,604
GS Mtg. Securities Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(6)	37,853	39,799
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	43,448
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.41% due 03/25/2047(4)(5)	3,441	2,785
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.78% due 01/25/2036(4)(5)	6,342	6,305
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	15,000	15,286
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(4)	8,402	8,333
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(6)	10,000	10,391
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	43,116
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	65,618
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	30,000	33,180
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(8)	$83,071	$84,097
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.70% due 12/25/2034(4)(5)	3,352	3,360
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	51,102	51,245
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	48,143	49,592
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(5)(6)(7)	65,952	2,113
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	7,249	4,848
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% (1 ML+0.28%) due 10/25/2035(4)	15,240	15,259
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(4)	51,184	51,070
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(4)	37,780	37,801
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	43,247	46,860
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	48,082	51,951
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	43,944	48,039
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	54,306	58,542
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.92% due 06/25/2036(4)(5)	19,329	17,154
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	4,970	5,158
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	47,461	47,627
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	31,560	31,618

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	$8,272	$5,224
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	60,263	26,553
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	22,200	18,159
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.23% due 02/20/2047(4)(5)	15,638	13,844
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(6)	30,000	30,202
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 1.19% (3 ML+0.92%) due 10/20/2027*(15)	253,190	251,312
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.40% (1 ML+0.25%) due 11/25/2036	50,000	46,159
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	53,462	55,427
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	59,564	61,941
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(8)	92,557	92,366
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(6)	39,238	40,610
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(6)	35,000	39,321
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	32,545
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.94% due 10/25/2036(4)(5)	4,503	4,100
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,471
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	25,331	25,494
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	37,816
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	$36,000	$39,319
Total Asset Backed Securities (cost $3,031,873)		3,095,253
U.S. CORPORATE BONDS & NOTES — 7.7%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	5,000	4,700
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,505
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	16,860
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	5,000	6,291
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	10,000	13,442
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	6,157
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,530
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	11,364
		70,849
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	10,000	10,971
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	14,075
		25,046
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	5,000	5,732
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	13,172
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	5,000	5,808
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,550

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$10,000	$10,583
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	15,878
State Street Corp. Senior Notes 2.90% due 03/30/2026*	5,000	5,437
		31,898
Banks-Super Regional — 0.3%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,591
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	21,156
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,471
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	60,120
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	25,000	25,786
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	16,298
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,359
		150,781
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	10,000	12,123
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	21,300
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,192
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	25,000	32,366
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,179
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	15,000	16,196
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	10,000	10,916
Security Description	Principal Amount(16)	Value (Note 2)
Brewery (continued)
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	$10,000	$11,307
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,813
		115,269
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,179
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	5,000	5,688
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	16,000	16,245
		24,112
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	9,870
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	10,000	10,418
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	30,000	34,200
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	11,000
		45,200
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	5,000	5,182
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	10,000	10,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,080
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	22,743
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,797

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	$5,000	$6,238
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	9,389
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	11,136
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	5,000	5,847
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	6,141
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	6,213
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	6,391
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,668
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	14,328
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	32,000	34,432
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	10,863
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	12,461
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	5,000	6,647
		183,056
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,067
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	35,000	35,834
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	5,000	4,954
Security Description	Principal Amount(16)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	$10,000	$10,973
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	15,000	17,019
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	5,000	5,998
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	30,000	31,350
		106,128
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 3.60% due 11/15/2050	5,000	5,061
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	5,000	5,967
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,471
		27,499
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,211
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	5,000	5,338
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	10,000	10,700
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	5,454
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	27,187
		48,679
Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	15,000	15,398
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	5,000	5,546
		20,944
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	20,000	21,508
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,837

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
HP, Inc. Senior Notes 2.20% due 06/17/2025	$5,000	$5,238
HP, Inc. Senior Notes 3.00% due 06/17/2027	5,000	5,406
		37,989
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	5,000	5,058
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	5,000	5,736
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	42,460
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	3,000	3,530
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,991
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	40,000	42,248
		51,769
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	10,000	10,422
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	25,000	26,688
		37,110
Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	20,000	21,087
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	10,000	10,514
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	38,202
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	37,150
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	19,622
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	$15,000	$15,275
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,425
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	15,000	16,229
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	15,000	17,267
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,783
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	11,987
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,560
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	17,072
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,801
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	5,000	7,470
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,000	4,359
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	10,729
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	5,424
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,366
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	16,112
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,937
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	16,872
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	17,215
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	16,249

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.63% due 11/17/2021	$25,000	$25,624
Morgan Stanley Senior Notes 2.70% due 01/22/2031	30,000	31,956
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,535
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	16,642
		457,464
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 3.63% due 05/01/2030	10,000	10,356
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	65,000	65,625
		75,981
Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	25,000	27,056
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	25,000	25,514
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	11,679
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,330
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	9,458
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	13,198
Sempra Energy Senior Notes 3.80% due 02/01/2038	5,000	5,598
		46,263
Electric-Integrated — 0.7%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	10,000	10,654
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	6,107
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	$5,000	$5,669
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	10,142
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	4,471
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	10,000	11,232
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,889
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	15,000	19,033
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,293
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,733
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,907
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	5,000	4,890
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,561
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	10,000	10,439
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	11,969
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,873
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	25,000	28,286
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	11,082
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,902
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	10,000	10,355
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	23,787

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	$5,000	$6,094
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	20,000	19,665
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,700
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	16,054
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	10,000	11,162
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,017
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,507
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,167
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,219
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,313
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	11,159
Southern Co. Senior Notes 3.70% due 04/30/2030	20,000	22,846
		353,177
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	15,000	16,130
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	4,000	4,396
		20,526
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	15,000	16,247
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	45,000	53,082
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	16,331
Security Description	Principal Amount(16)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 4.10% due 05/19/2046	$7,000	$8,737
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	15,000	15,526
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	10,000	11,719
		121,642
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	23,610
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	17,783
		41,393
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	8,260
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	16,327
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	5,000	5,863
		22,190
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	48,561
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	5,000	5,138
Mondelez International, Inc. Senior Sec. Notes 1.50% due 02/04/2031	10,000	9,748
		14,886
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,578
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	10,000	12,213
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	16,913
		34,704

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	$5,000	$6,337
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	25,031
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,622
		41,653
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,521
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	15,000	15,960
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	11,145
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	20,000	22,790
		59,416
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	31,125
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	20,000	19,900
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,347
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	22,087
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	11,078
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	6,054
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	5,000	5,388
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,461
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	5,000	5,945
		66,360
Security Description	Principal Amount(16)	Value (Note 2)
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	$35,000	$40,760
Unum Group Senior Notes 4.50% due 03/15/2025	5,000	5,554
Unum Group Senior Notes 4.50% due 12/15/2049	13,000	12,597
		58,911
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	3,093
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,773
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,637
		24,503
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	10,000	11,435
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,469
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Sec. Notes 2.57% due 02/15/2030	40,000	42,989
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,225
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	22,791
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	5,000	5,756
		33,772
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	5,000	5,385
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	5,000	5,990
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	25,000	27,432
		33,422

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	$5,000	$5,234
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,000	5,298
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	25,000	26,226
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	10,000	10,600
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	5,000	5,319
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	5,000	5,374
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	20,000	19,965
		78,016
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	20,000	22,034
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	10,000	11,872
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	5,000	6,086
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	10,000	11,647
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	22,737
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	10,000	10,306
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	5,000	5,590
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	5,000	5,118
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	5,000	5,178
		100,568
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	19,826
Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO (continued)
Centene Corp. Senior Notes 3.38% due 02/15/2030	$10,000	$10,375
Centene Corp. Senior Notes 4.63% due 12/15/2029	5,000	5,393
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	10,000	10,478
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,648
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	10,000	11,152
		67,872
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	15,000	16,195
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	5,000	4,981
Oil Companies-Exploration & Production — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,614
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	6,115
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	5,446
		15,175
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,736
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	6,118
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,755
		15,609
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	15,000	16,951
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	7,000	6,808
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,478
		29,237

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	$20,000	$22,780
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	6,317
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,743	7,804
		36,901
Pipelines — 0.2%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	10,000	10,596
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	5,000	4,527
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	5,000	5,368
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	15,000	15,057
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	10,000	10,072
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	4,977
MPLX LP Senior Notes 4.13% due 03/01/2027	5,000	5,496
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	10,149
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,452
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	5,000	5,202
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	5,000	4,450
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	5,000	5,751
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	10,000	11,265
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	5,000	5,109
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	5,000	5,145
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	$5,000	$5,864
		114,480
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,284
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	15,000	16,044
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	20,000	20,820
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,137
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	25,000	26,756
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	26,362
		106,403
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,613
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	15,000	16,726
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	20,000	22,720
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,734
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	5,000	6,416
Lowe's Cos., Inc. Senior Bonds 5.00% due 04/15/2040	5,000	6,554
		41,424
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,340
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,614
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,171
		23,125

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	$5,000	$5,058
Howard University Notes 2.80% due 10/01/2030	10,000	10,320
Howard University Notes 2.90% due 10/01/2031	5,000	5,220
		20,598
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,720
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	5,000	6,748
		13,468
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	10,000	10,549
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	9,522
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	34,000	32,952
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	2,241
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	5,000	5,738
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	6,156
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	20,969
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	13,101
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	13,095
		103,774
Television — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	5,000	5,722
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	40,000	48,098
		53,820
Security Description	Principal Amount(16)	Value (Note 2)
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	$5,000	$5,283
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	5,140
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000	5,776
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	5,000	5,933
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	25,594
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	3,000	4,019
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	10,000	10,049
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000	15,840
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000	5,324
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	15,000	15,429
		98,387
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	10,000	10,106
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	10,000	11,020
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000	11,109
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	10,000	12,021
		23,130
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000	15,915
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000	11,265
		27,180

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	$5,000	$5,477
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000	6,256
		11,733
Total U.S. Corporate Bonds & Notes (cost $3,688,968)		3,927,918
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000	13,780
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	11,389
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000	7,681
		19,070
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,750
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	9,000	10,374
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	20,000	19,964
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	5,000	4,958
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	5,000	4,849
		29,771
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	10,000	10,613
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	5,000	5,090
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000	17,644
		33,347
Security Description	Principal Amount(16)		Value (Note 2)
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		$15,000	$15,435
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		5,000	5,187
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		10,000	11,391
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		5,000	5,736
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	2,387
			24,701
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		10,000	11,533
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,884
			17,417
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,392
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		15,000	16,868
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		6,000	7,093
			23,961
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	270,000	12,335
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		35,000	50,346
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		10,000	10,034
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		5,000	5,316

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Wireless Equipment (continued)
Nokia Oyj Senior Notes 6.63% due 05/15/2039	$5,000	$6,194
		11,510
Total Foreign Corporate Bonds & Notes (cost $302,124)		288,223
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000	5,407
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	5,040
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	10,434
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000	26,817
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000	27,340
Florida State Board of Administration Finance Corp Series A Revenue Bonds 1.26% due 07/01/2025	25,000	25,384
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000	10,408
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000	32,754
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	13,402
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	35,000	38,948
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	45,323
State of California General Obligation Bonds 7.55% due 04/01/2039	5,000	8,748
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	14,182	14,429
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,070
Security Description	Principal Amount(16)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	$5,000	$5,276
Total Municipal Bonds & Notes (cost $260,503)		279,780
U.S. GOVERNMENT AGENCIES — 10.1%
Diversified Financial Services — 0.0%
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	12,007	12,355
Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	345	357
Federal Home Loan Mtg. Corp. 2.50% due 01/01/2028	2,021	2,138
2.50% due 04/01/2028	5,299	5,604
3.50% due 03/01/2042	2,018	2,187
3.50% due 09/01/2043	16,142	17,769
3.50% due 08/01/2048	57,573	60,776
4.00% due 09/01/2040	2,623	2,880
4.50% due 01/01/2039	290	321
5.00% due 07/01/2021	208	219
5.50% due 07/01/2034	2,424	2,836
6.50% due 05/01/2029	340	381
7.50% due 08/01/2023	20	20
7.50% due 04/01/2028	315	357
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(5)(6)(7)	99,905	5,005
Series K064, Class X1 0.74% due 03/25/2027(5)(6)(7)	123,106	4,320
Series K104, Class X1 1.13% due 01/25/2030(5)(6)(7)	99,918	8,911
Series K114, Class X1 1.21% due 06/25/2030(5)(6)(7)	99,988	9,352
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	40,000	46,009
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058	4,792	5,435
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 0.90% (1 ML+0.75%) due 09/25/2048*	59	59
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*	4,213	4,057

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*	$7,092	$6,934
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*	13,013	12,739
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*	18,098	17,925
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*	13,934	13,698
Federal Home Loan Mtg. Corp., REMIC Series 4122, Class AB 1.50% due 10/15/2042(4)	10,005	10,033
Series 4216, Class KQ 1.70% due 10/15/2039(4)	9,610	9,755
Series 3964, Class MD 2.00% due 01/15/2041(4)	364	373
Series 4961, Class JB 2.50% due 12/15/2042	16,474	17,188
Series 3883, Class PB 3.00% due 05/15/2041	5,393	5,830
Series 1577, Class PK 6.50% due 09/15/2023(4)	319	337
Series 1226, Class Z 7.75% due 03/15/2022(4)	44	46
		273,851
Federal National Mtg. Assoc. — 1.5%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*	14,338	14,245
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029	7,074	7,277
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029	11,334	11,711
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	736	767
Federal National Mtg. Assoc. 2.50% due 02/01/2043	52,832	56,283
Federal National Mtg. Assoc. FRS 2.96% (12 ML+1.57%) due 05/01/2037	639	666
Federal National Mtg. Assoc. 2.97% due 06/01/2030	40,000	45,259
3.00% due 01/01/2028	4,298	4,515
3.50% due 08/01/2026	4,347	4,603
3.50% due 09/01/2026	4,798	5,084
3.50% due 10/01/2028	6,321	6,849
4.00% due 11/01/2025	676	717
4.50% due 11/01/2022	306	321
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 01/01/2039	$1,000	$1,122
4.50% due 06/01/2039	12,986	14,320
4.50% due 09/01/2039	2,156	2,417
4.50% due 09/01/2040	4,025	4,530
4.50% due 05/01/2041	1,929	2,168
5.00% due 05/01/2035	369	423
5.00% due 06/01/2040	15,612	17,979
5.00% due 07/01/2040	3,734	4,298
5.50% due 11/01/2020	35	35
5.50% due 04/01/2021	1,350	1,357
5.50% due 12/01/2029	594	659
5.50% due 06/01/2035	41,687	49,024
5.50% due 08/01/2037	7,555	8,772
5.50% due 06/01/2038	3,190	3,703
6.00% due 12/01/2033	3,094	3,655
6.00% due 05/01/2034	221	262
6.00% due 06/01/2040	80	94
6.50% due 10/01/2037	78	88
7.00% due 06/01/2037	2,703	3,155
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*	5,859	5,836
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*	7,305	6,541
Federal National Mtg. Assoc., REMIC VRS Series 2020-M2, Class X 0.35% due 01/25/2030(5)(6)(7)	339,346	7,274
Series 2019-M21, Class X3 1.33% due 06/25/2034(5)(6)(7)	139,513	17,844
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(4)	11,272	11,479
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	17,616	17,953
Series 2013-77, Class BP 1.70% due 06/25/2043	9,671	9,827
Series 2013-16, Series A 1.75% due 01/25/2040(4)	15,134	15,314
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	3,063	3,129
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	4,434	4,568
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	8,717	9,012
Series 2015-5, Class EP 2.00% due 06/25/2043(4)	11,861	12,131
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	8,718	9,004
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	8,089	8,499
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	25,813	27,137
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	13,897	14,382

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	$12,262	$12,740
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	2,750	2,965
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	6,528	6,762
Series 2017-72, Class B 3.00% due 09/25/2047(4)	10,708	11,498
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	12,412	13,355
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	16,844	18,150
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	22,900	24,126
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	5,697	6,179
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	13,985	14,667
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	8,804	9,044
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	12,044	12,779
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	11,205	12,195
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	13,297	14,340
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	10,725	11,731
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	14,228	14,672
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	8,057	8,300
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	10,801	11,390
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	18,536	19,549
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	6,626	6,958
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	14,183	15,230
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	10,856	11,741
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	13,527	14,668
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	13,307	14,831
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	10,246	10,728
		754,886
Government National Mtg. Assoc. — 2.3%
Government National Mtg. Assoc. 2.50% due October 30 TBA	130,000	136,526
3.00% due October 30 TBA	245,000	256,528
3.00% due November 30 TBA	100,000	104,609
3.50% due November 30 TBA	275,000	289,556
3.50% due 11/19/2050	100,000	105,324
Security Description	Principal Amount(16)		Value (Note 2)
Government National Mtg. Assoc. (continued)
4.00% due 09/15/2041		$103,295	$109,432
4.00% due October 30 TBA		75,000	79,686
4.50% due 06/15/2041		28,260	31,185
6.00% due 11/15/2031		15,327	17,079
7.00% due 05/15/2033		3,491	4,110
9.00% due 11/15/2021		12	12
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(4)		14,130	14,301
Series 2015-151, Class BA 1.70% due 10/20/2045(4)		8,819	8,928
Series 2005-74, Class HB 7.50% due 09/16/2035(4)		61	69
Series 2005-74, Class HC 7.50% due 09/16/2035(4)		1,066	1,236
			1,158,581
Uniform Mtg. Backed Securities — 5.8%
2.00% due October 15 TBA		310,000	322,303
2.00% due October 30 TBA		605,000	625,513
2.00% due November 30 TBA		600,000	619,302
2.50% due November 30 TBA		115,000	120,465
3.00% due October 30 TBA		225,000	235,701
3.00% due November 30 TBA		250,000	261,939
3.50% due October 30 TBA		385,000	405,919
4.00% due October 30 TBA		230,000	245,305
4.50% due October 30 TBA		135,000	146,032
			2,982,479
Total U.S. Government Agencies (cost $5,118,899)			5,182,152
U.S. GOVERNMENT TREASURIES — 5.8%
United States Treasury Bonds — 2.5%
1.00% due 02/15/2048TIPS(9)		21,011	29,024
1.25% due 05/15/2050		114,000	108,371
1.38% due 08/15/2050		40,000	39,160
2.88% due 08/15/2045		660,000	868,957
3.00% due 11/15/2044		35,000	46,860
3.13% due 08/15/2044(12)(13)		120,000	163,622
3.13% due 05/15/2048		25,000	34,846
			1,290,840
United States Treasury Notes — 3.3%
0.38% due 01/15/2027TIPS(9)		69,709	76,710
0.63% due 01/15/2026TIPS(9)		98,123	108,179
0.63% due 05/15/2030		780,000	777,684
0.88% due 01/15/2029TIPS(9)		87,207	101,613
2.75% due 08/31/2025		540,000	605,285
			1,669,471
Total U.S. Government Treasuries (cost $2,904,197)			2,960,311
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	5,000	6,625

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania Senior Notes 4.00% due 02/14/2051*		$18,000	$18,540
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	21,406
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		6,000	6,168
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,245
Total Foreign Government Obligations (cost $55,063)			57,984
OPTIONS — PURCHASED†(14) — 0.1%
Over the Counter Put Options on Currency Contracts		10,498,473	46,861
Over the Counter Put Options on Interest Swap Contracts		75,000	5
Total Options — Purchased (cost $113,790)			46,866
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		7,000	83
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†		7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†		10,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†		6,000	1
Total Escrows And Litigation Trusts (cost $0)			86
Total Long-Term Investment Securities (cost $42,362,305)			53,369,046
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(11) (cost $934,018)		934,018	934,018
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(10)		$195,000	195,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)		160,000	160,000
BNP Paribas SA Joint Repurchase Agreement(10)		160,000	160,000
Security Description	Principal Amount(16)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(10)	$180,000	$180,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	170,000	170,000
Total Repurchase Agreements (cost $865,000)		865,000
TOTAL INVESTMENTS (cost $44,161,323)(17)	107.6%	55,168,064
Liabilities in excess of other assets	(7.6)	(3,886,810)
NET ASSETS	100.0%	$51,281,254

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $3,758,140 representing 7.3% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,731	$865.45	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2020.

(9)  Principal amount of security is adjusted for inflation.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  The rate shown is the 7-day yield as of September 30, 2020.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  Options — Purchased

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$6,050	$28,935	$19,233	$(9,702)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	6,050	26,420	4,398	(22,022)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	5,427	28,784	16,753	(12,031)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	4,449	27,772	6,477	(21,295)
						$111,911	$46,861	$(65,050)

Over the Counter Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$75	$1,879	$5	$(1,874)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(15)  Collateralized Loan Obligation

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Australian 10 Year Bonds	December 2020	$105,641	$107,003	$1,362
3	Long	E-Mini Russell 2000	December 2020	223,846	225,660	1,814
5	Long	U.S. 10 Year Notes	December 2020	695,914	697,656	1,742
						$4,918
						Unrealized (Depreciation)
1	Short	Euro-Bund Futures	December 2020	$204,147	$204,616	$(469)
6	Short	U.S. 10 Year Ultra Notes	December 2020	954,867	959,531	(4,664)
9	Short	U.S. 5 Year Notes	December 2020	1,132,593	1,134,281	(1,688)
1	Long	U.S. Long Bonds	December 2020	176,594	176,281	(313)
						$(7,134)
Net Unrealized Appreciation (Depreciation)						$(2,216)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	MXN	270,000	USD	13,303	06/10/2021	$1,442	$—
HSBC Bank USA	EUR	23,000	USD	27,226	12/16/2020	214	—
Unrealized Appreciation (Depreciation)						$1,656	$—

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	130	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$406	$9,859
USD	100,000	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(189)	127
					$217	$9,986

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$990,949	$—		$1,166	$992,115
Television	84,996	—		1,731	86,727
Other Industries	35,590,447	593,400	**	—	36,183,847
Preferred Securities/Capital Securities	—	267,784		—	267,784
Asset Backed Securities	—	3,095,253		—	3,095,253
U.S. Corporate Bonds & Notes	—	3,927,918		—	3,927,918
Foreign Corporate Bonds & Notes	—	288,223		—	288,223
Municipal Bond & Notes	—	279,780		—	279,780
U.S. Government Agencies	—	5,182,152		—	5,182,152
U.S. Government Treasuries	—	2,960,311		—	2,960,311
Foreign Government Obligations	—	57,984		—	57,984
Options — Purchased	—	46,866		—	46,866
Escrows and Litigation Trusts	—	83		3	86
Short-Term Investment Securities	934,018	—		—	934,018
Repurchase Agreements	—	865,000		—	865,000
Total Investments at Value	$37,600,410	$17,564,754		$2,900	$55,168,064
Other Financial Instruments:†
Futures Contracts	$4,918	$—		$—	$4,918
Forward Foreign Currency Contracts	—	1,656		—	1,656
Centrally Cleared Interest Rate Swap Contracts	—	9,986		—	9,986
Total Other Financial Instruments	$4,918	$11,642		$—	$16,560
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,134	$—		$—	$7,134

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	9.3%
Diversified Financial Services	9.0
Repurchase Agreements	5.8
Internet Content-Entertainment	5.4
Enterprise Software/Service	4.9
United States Treasury Notes	4.7
Internet Application Software	4.7
United States Treasury Bonds	4.3
Commercial Services-Finance	4.3
Government National Mtg. Assoc.	4.1
E-Commerce/Products	3.4
Computer Software	2.9
Medical-Drugs	2.4
Medical Instruments	2.3
Federal National Mtg. Assoc.	2.3
Medical-Biomedical/Gene	2.0
Diversified Banking Institutions	1.8
Applications Software	1.8
Real Estate Investment Trusts	1.7
Communications Software	1.5
Registered Investment Companies	1.3
Electric-Integrated	1.2
Chemicals-Specialty	1.1
Retail-Discount	1.1
Banks-Commercial	1.1
Aerospace/Defense-Equipment	1.0
Entertainment Software	1.0
Municipal Bonds & Notes	0.9
Electronic Components-Semiconductors	0.8
Building Products-Cement	0.7
Coatings/Paint	0.6
Cable/Satellite TV	0.6
Federal Home Loan Mtg. Corp.	0.6
Computer Aided Design	0.6
Building-Residential/Commercial	0.5
Containers-Metal/Glass	0.5
Electronic Measurement Instruments	0.5
E-Commerce/Services	0.5
Telephone-Integrated	0.5
Finance-Other Services	0.5
Computer Services	0.5
Banks-Super Regional	0.5
Diagnostic Equipment	0.5
Pipelines	0.5
Internet Content-Information/News	0.4
Retail-Apparel/Shoe	0.4
Medical Products	0.4
Medical-HMO	0.4
Human Resources	0.4
Television	0.4
Brewery	0.4
Distribution/Wholesale	0.4
Cellular Telecom	0.3
Sovereign	0.3
Insurance-Life/Health	0.3
Tobacco	0.3
Building & Construction-Misc.	0.3
Savings & Loans/Thrifts	0.3
Gas-Distribution	0.3
Electronic Components-Misc.	0.3
Data Processing/Management	0.3%
Energy-Alternate Sources	0.3
Building-Heavy Construction	0.3
Retail-Restaurants	0.3
Building & Construction Products-Misc.	0.2
Aerospace/Defense	0.2
Machinery-General Industrial	0.2
Pastoral & Agricultural	0.2
Retail-Building Products	0.2
Medical-Wholesale Drug Distribution	0.2
Oil Refining & Marketing	0.2
Insurance Brokers	0.2
Food-Misc./Diversified	0.2
Retail-Sporting Goods	0.2
Auto-Truck Trailers	0.2
Apparel Manufacturers	0.2
Schools	0.2
Transport-Services	0.2
Investment Management/Advisor Services	0.2
Oil-Field Services	0.2
Oil Companies-Integrated	0.2
Wireless Equipment	0.2
Diversified Manufacturing Operations	0.2
Transactional Software	0.2
Electric-Distribution	0.1
Semiconductor Components-Integrated Circuits	0.1
Broadcast Services/Program	0.1
Funeral Services & Related Items	0.1
Medical-Hospitals	0.1
Water	0.1
Consulting Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
E-Services/Consulting	0.1
Finance-Investment Banker/Broker	0.1
Decision Support Software	0.1
Transport-Truck	0.1
Medical Information Systems	0.1
Medical Labs & Testing Services	0.1
Oil Companies-Exploration & Production	0.1
Machinery-Electrical	0.1
Home Furnishings	0.1
Computer Data Security	0.1
Computers	0.1
Financial Guarantee Insurance	0.1
Retail-Automobile	0.1
Building Products-Wood	0.1
Chemicals-Diversified	0.1
Metal Products-Distribution	0.1
Finance-Consumer Loans	0.1
Insurance-Reinsurance	0.1
Building Products-Doors & Windows	0.1
Printing-Commercial	0.1
Power Converter/Supply Equipment	0.1
Banks-Fiduciary	0.1
Therapeutics	0.1
Hazardous Waste Disposal	0.1
Office Furnishings-Original	0.1
Machinery-Construction & Mining	0.1
Satellite Telecom	0.1
Drug Delivery Systems	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Telecommunication Equipment	0.1%
Pharmacy Services	0.1
Insurance-Mutual	0.1
Internet Security	0.1
Theaters	0.1
Dental Supplies & Equipment	0.1
Food-Wholesale/Distribution	0.1
Telecom Services	0.1
Paper & Related Products	0.1
Consumer Products-Misc.	0.1
Electric-Generation	0.1
Steel-Producers	0.1
Building-Maintenance & Services	0.1
Medical-Generic Drugs	0.1
Electric-Transmission	0.1
Trucking/Leasing	0.1
Semiconductor Equipment	0.1
Options Purchased	0.1
Casino Hotels	0.1
Retail-Office Supplies	0.1
Oil-U.S. Royalty Trusts	0.1
Metal-Iron	0.1
Finance-Credit Card	0.1
Coal	0.1
Hotels/Motels	0.1
Office Supplies & Forms	0.1
Gold Mining	0.1
Vitamins & Nutrition Products	0.1
Medical Laser Systems	0.1
Transport-Rail	0.1
Retail-Auto Parts	0.1
X-Ray Equipment	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Networking Products	0.1
Rubber/Plastic Products	0.1
Retail-Regional Department Stores	0.1
114.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.9%
Advertising Services — 0.0%
National CineMedia, Inc.	8,925	$24,231
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	1,925	36,190
HEICO Corp., Class A	8,174	724,707
Moog, Inc., Class A	300	19,059
		779,956
Agricultural Operations — 0.0%
Fresh Del Monte Produce, Inc.	900	20,628
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	350	77,003
Lakeland Industries, Inc.†	3,450	68,310
		145,313
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	400	7,780
Applications Software — 1.7%
Asana, Inc., Class A†	1,075	30,451
JFrog, Ltd.†	325	27,511
Outset Medical, Inc.†	300	15,000
ServiceNow, Inc.†	2,727	1,322,595
		1,395,557
Audio/Video Products — 0.0%
Sonos, Inc.†	525	7,970
Auto-Truck Trailers — 0.2%
Wabash National Corp.	12,200	145,912
Auto/Truck Parts & Equipment-Original — 0.1%
Adient PLC†	575	9,965
Gentherm, Inc.†	1,650	67,485
Meritor, Inc.†	1,725	36,121
Telenav, Inc.†	1,625	5,850
		119,421
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,282	43,844
Banks-Commercial — 1.1%
1st Source Corp.	510	15,728
Atlantic Union Bankshares Corp.	409	8,740
BancFirst Corp.	1,575	64,323
BancorpSouth Bank	2,125	41,182
Banner Corp.	1,650	53,229
Cadence BanCorp	2,925	25,126
Cathay General Bancorp	825	17,886
Central Pacific Financial Corp.	2,575	34,943
Central Valley Community Bancorp	200	2,470
CIT Group, Inc.	1,525	27,008
Columbia Banking System, Inc.	2,075	49,489
CVB Financial Corp.	3,425	56,958
Enterprise Financial Services Corp.	475	12,953
Equity Bancshares, Inc., Class A†	975	15,112
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Commonwealth Financial Corp.	3,475	$26,896
First Community Bankshares, Inc.	225	4,061
First Hawaiian, Inc.	725	10,491
First Horizon National Corp.	1,425	13,438
Great Western Bancorp, Inc.	1,575	19,609
Hope Bancorp, Inc.	3,633	27,556
Independent Bank Corp.	1,000	12,570
Old National Bancorp	4,000	50,240
PacWest Bancorp	575	9,821
Premier Financial Corp.	375	5,841
South State Corp.	125	6,019
Trustmark Corp.	5,200	111,332
UMB Financial Corp.	525	25,730
United Bankshares, Inc.	1,525	32,742
Webster Financial Corp.	500	13,205
West BanCorp, Inc.	350	5,544
Westamerica BanCorp	1,800	97,830
		898,072
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	205	5,381
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	3,650	31,719
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	3,825	124,772
Louisiana-Pacific Corp.	2,375	70,086
		194,858
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	1,075	55,373
EMCOR Group, Inc.	2,300	155,733
MYR Group, Inc.†	1,025	38,110
		249,216
Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	2,373	558,509
US Concrete, Inc.†	250	7,260
		565,769
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc.†	400	3,192
Masonite International Corp.†	875	86,100
		89,292
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	825	5,569
Building Products-Wood — 0.1%
Boise Cascade Co.	1,900	75,848
UFP Industries, Inc.	350	19,779
		95,627

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.3%
Arcosa, Inc.	1,200	$52,908
MasTec, Inc.†	1,975	83,345
Tutor Perini Corp.†	6,375	70,954
		207,207
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,775	65,072
Building-Residential/Commercial — 0.4%
KB Home	3,450	132,446
Meritage Homes Corp.†	275	30,357
TRI Pointe Group, Inc.†	11,675	211,784
		374,587
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	4,375	22,706
Casino Hotels — 0.1%
Boyd Gaming Corp.	1,400	42,966
Casino Services — 0.0%
Caesars Entertainment, Inc.†	175	9,811
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	875	18,296
Stepan Co.	50	5,450
		23,746
Chemicals-Specialty — 1.1%
Ecolab, Inc.	4,402	879,696
Ingevity Corp.†	200	9,888
Minerals Technologies, Inc.	925	47,267
PQ Group Holdings, Inc.†	275	2,822
Tronox Holdings PLC, Class A	1,375	10,821
		950,494
Circuit Boards — 0.0%
TTM Technologies, Inc.†	3,175	36,227
Coal — 0.1%
Peabody Energy Corp.	625	1,438
SunCoke Energy, Inc.	2,775	9,490
Warrior Met Coal, Inc.	2,575	43,981
		54,909
Coatings/Paint — 0.6%
Sherwin-Williams Co.	783	545,547
Coffee — 0.0%
Farmer Brothers Co.†	1,475	6,520
Commercial Services — 0.0%
Medifast, Inc.	125	20,556
Commercial Services-Finance — 4.1%
Adyen NV†*	403	742,671
Euronet Worldwide, Inc.†	100	9,110
Evo Payments, Inc., Class A†	2,625	65,231
Green Dot Corp., Class A†	450	22,775
S&P Global, Inc.	764	275,498
Square, Inc., Class A†	14,520	2,360,226
		3,475,511
Security Description	Shares	Value (Note 2)
Communications Software — 1.5%
Avaya Holdings Corp.†	11,950	$181,640
Zoom Video Communications, Inc., Class A†	2,322	1,091,595
		1,273,235
Computer Aided Design — 0.6%
Autodesk, Inc.†	2,192	506,374
Computer Data Security — 0.1%
Qualys, Inc.†	725	71,057
SecureWorks Corp., Class A†	2,450	27,906
		98,963
Computer Services — 0.3%
CACI International, Inc., Class A†	275	58,619
Insight Enterprises, Inc.†	500	28,290
Perspecta, Inc.	5,650	109,892
Sykes Enterprises, Inc.†	1,075	36,776
		233,577
Computer Software — 2.9%
Avid Technology, Inc.†	2,800	23,968
Cornerstone OnDemand, Inc.†	1,300	47,268
Slack Technologies, Inc., Class A†	24,836	667,095
Twilio, Inc., Class A†	6,999	1,729,383
Xperi Holding Corp.	780	8,962
		2,476,676
Consulting Services — 0.1%
GP Strategies Corp.†	2,050	19,762
Huron Consulting Group, Inc.†	1,825	71,777
Kelly Services, Inc., Class A	1,100	18,744
		110,283
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	650	23,491
Quanex Building Products Corp.	1,375	25,355
		48,846
Containers-Metal/Glass — 0.4%
Ball Corp.	4,512	375,037
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,125	15,851
Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co.†	450	12,546
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	1,600	65,280
CSG Systems International, Inc.	275	11,261
		76,541
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	2,925	70,507

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.5%
Adaptive Biotechnologies Corp.†	600	$29,178
Danaher Corp.	1,621	349,050
		378,228
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	296	2,042
Distribution/Wholesale — 0.4%
Avient Corp.	2,125	56,228
Core-Mark Holding Co., Inc.	3,425	99,085
Fossil Group, Inc.†	950	5,453
G-III Apparel Group, Ltd.†	4,900	64,239
ScanSource, Inc.†	3,375	66,926
Veritiv Corp.†	700	8,862
		300,793
Diversified Manufacturing Operations — 0.1%
Enerpac Tool Group Corp.	150	2,821
EnPro Industries, Inc.	475	26,795
Fabrinet†	400	25,212
		54,828
E-Commerce/Products — 3.3%
Amazon.com, Inc.†	728	2,292,276
Chewy, Inc., Class A†	9,311	510,522
		2,802,798
E-Commerce/Services — 0.5%
Cars.com, Inc.†	3,650	29,492
Groupon, Inc.†	260	5,304
Match Group, Inc.†	3,035	335,823
Stamps.com, Inc.†	300	72,285
		442,904
E-Marketing/Info — 0.0%
comScore, Inc.†	5,575	11,373
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,700	115,398
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,625	21,840
Electric-Generation — 0.1%
Atlantic Power Corp.†	33,325	65,317
Electric-Integrated — 0.1%
Black Hills Corp.	350	18,722
IDACORP, Inc.	150	11,985
PNM Resources, Inc.	750	30,998
Portland General Electric Co.	1,625	57,687
		119,392
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	3,300	35,244
Benchmark Electronics, Inc.	2,400	48,360
OSI Systems, Inc.†	575	44,626
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
Sanmina Corp.†	1,925	$52,071
SMART Global Holdings, Inc.†	1,075	29,390
		209,691
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.†	7,825	87,640
MACOM Technology Solutions Holdings, Inc.†	2,025	68,870
Rambus, Inc.†	8,175	111,916
Synaptics, Inc.†	1,175	94,493
		362,919
Electronic Measurement Instruments — 0.5%
Roper Technologies, Inc.	1,129	446,079
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	2,600	29,562
Green Plains, Inc.†	650	10,062
Maxeon Solar Technologies, Ltd.†	706	11,974
Renewable Energy Group, Inc.†	900	48,078
REX American Resources Corp.†	575	37,726
SunPower Corp.†	5,625	70,368
		207,770
Engineering/R&D Services — 0.0%
KBR, Inc.	775	17,329
Enterprise Software/Service — 4.8%
ACI Worldwide, Inc.†	2,150	56,179
Asure Software, Inc.†	1,900	14,345
Coupa Software, Inc.†	3,812	1,045,403
Donnelley Financial Solutions, Inc.†	1,150	15,364
eGain Corp.†	1,900	26,923
Evolent Health, Inc., Class A†	5,500	68,255
MicroStrategy, Inc., Class A†	325	48,932
SVMK, Inc.†	1,675	37,034
Veeva Systems, Inc., Class A†	6,378	1,793,430
Workday, Inc., Class A†	4,554	979,702
		4,085,567
Entertainment Software — 1.0%
Activision Blizzard, Inc.	6,205	502,295
Take-Two Interactive Software, Inc.†	1,998	330,109
		832,404
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	33,864
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	1,100	5,533
Navient Corp.	6,350	53,658
Nelnet, Inc., Class A	125	7,531
		66,722

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	1,625	$26,439
Houlihan Lokey, Inc.	1,075	63,479
Moelis & Co., Class A	100	3,514
Piper Sandler Cos.	250	18,250
		111,682
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	2,466	246,723
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	600	3,636
MGIC Investment Corp.	3,800	33,668
NMI Holdings, Inc., Class A†	525	9,345
Radian Group, Inc.	3,475	50,770
		97,419
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	900	32,157
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	1,300	36,101
John B. Sanfilippo & Son, Inc.	550	41,459
		77,560
Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	3,125	51,094
Gas-Distribution — 0.1%
New Jersey Resources Corp.	350	9,457
Northwest Natural Holding Co.	250	11,348
ONE Gas, Inc.	725	50,032
Southwest Gas Holdings, Inc.	500	31,550
		102,387
Gold Mining — 0.1%
Royal Gold, Inc.	452	54,317
Home Furnishings — 0.1%
Hooker Furniture Corp.	100	2,568
Purple Innovation, Inc.†	1,225	30,453
Sleep Number Corp.†	1,375	67,251
		100,272
Human Resources — 0.4%
Barrett Business Services, Inc.	1,503	78,817
Cross Country Healthcare, Inc.†	9,950	64,576
Heidrick & Struggles International, Inc.	225	4,421
Insperity, Inc.	300	19,647
Kforce, Inc.	1,375	44,234
Korn Ferry	925	26,825
TrueBlue, Inc.†	5,700	88,293
		326,813
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	925	22,848
Clearway Energy, Inc., Class C	225	6,066
		28,914
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	750	$16,493
CNO Financial Group, Inc.	4,425	70,977
Primerica, Inc.	250	28,285
		115,755
Insurance-Property/Casualty — 0.0%
Ambac Financial Group, Inc.†	400	5,108
First American Financial Corp.	325	16,546
Heritage Insurance Holdings, Inc.	250	2,530
ProSight Global, Inc.†	450	5,103
		29,287
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	475	16,354
Essent Group, Ltd.	2,000	74,020
		90,374
Internet Application Software — 4.7%
Okta, Inc.†	8,218	1,757,419
Shopify, Inc., Class A†	2,175	2,224,960
		3,982,379
Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	4,544	1,190,074
Spotify Technology SA†	7,168	1,738,742
Twitter, Inc.†	36,375	1,618,687
		4,547,503
Internet Content-Information/News — 0.4%
IAC/InterActiveCorp†	2,664	319,094
Yelp, Inc.†	2,850	57,256
		376,350
Internet Security — 0.0%
Proofpoint, Inc.†	225	23,749
Investment Management/Advisor Services — 0.2%
Blucora, Inc.†	2,575	24,257
Focus Financial Partners, Inc., Class A†	1,200	39,348
Stifel Financial Corp.	1,100	55,616
Virtus Investment Partners, Inc.	125	17,331
		136,552
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,500	81,375
Machinery-Electrical — 0.1%
Argan, Inc.	2,400	100,584
Bloom Energy Corp., Class A†	100	1,797
		102,381
Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	200	11,020
DXP Enterprises, Inc.†	1,150	18,550
Kadant, Inc.	350	38,367
		67,937

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	10,725	$87,301
Computer Programs & Systems, Inc.	775	21,398
		108,699
Medical Instruments — 2.2%
AngioDynamics, Inc.†	2,950	35,577
Intuitive Surgical, Inc.†	2,491	1,767,464
Natus Medical, Inc.†	2,500	42,825
NuVasive, Inc.†	1,100	53,427
		1,899,293
Medical Labs & Testing Services — 0.1%
MEDNAX, Inc.†	1,400	22,792
Medpace Holdings, Inc.†	475	53,081
Personalis, Inc.†	650	14,086
		89,959
Medical Laser Systems — 0.1%
Cutera, Inc.†	2,775	52,642
Medical Products — 0.3%
Accuray, Inc.†	12,700	30,480
Integer Holdings Corp.†	1,350	79,663
Invacare Corp.	2,950	22,184
LivaNova PLC†	925	41,819
Orthofix Medical, Inc.†	950	29,583
SeaSpine Holdings Corp.†	3,575	51,123
Sientra, Inc.†	3,725	12,665
		267,517
Medical-Biomedical/Gene — 1.6%
ACADIA Pharmaceuticals, Inc.†	1,600	66,000
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
AMAG Pharmaceuticals, Inc.†	225	2,115
Amicus Therapeutics, Inc.†	3,350	47,302
Arena Pharmaceuticals, Inc.†	1,015	75,912
Atara Biotherapeutics, Inc.†	2,600	33,696
Berkeley Lights, Inc.†	650	49,634
Biohaven Pharmaceutical Holding Co., Ltd.†	1,050	68,260
Black Diamond Therapeutics, Inc.†	950	28,718
Bluebird Bio, Inc.†	175	9,441
Bridgebio Pharma, Inc.†	825	30,954
CytomX Therapeutics, Inc.†	1,150	7,648
Eiger BioPharmaceuticals, Inc.†	2,725	22,181
Esperion Therapeutics, Inc.†	350	13,010
Homology Medicines, Inc.†	700	7,490
Intercept Pharmaceuticals, Inc.†	1,450	60,117
LogicBio Therapeutics, Inc.†	4,600	41,768
Mersana Therapeutics, Inc.†	2,853	53,123
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Myriad Genetics, Inc.†	2,000	$26,080
Puma Biotechnology, Inc.†	3,575	36,072
REGENXBIO, Inc.†	1,125	30,960
REVOLUTION Medicines, Inc.†	475	16,530
Royalty Pharma PLC, Class A†	12,006	505,092
Solid Biosciences, Inc.†	1,000	2,030
Sutro Biopharma, Inc.†	425	4,271
TCR2 Therapeutics, Inc.†	850	17,272
Viela Bio, Inc.†	1,000	28,080
VYNE Therapeutics, Inc.†	850	1,411
WaVe Life Sciences, Ltd.†	4,575	38,842
Xencor, Inc.†	1,300	50,427
Y-mAbs Therapeutics, Inc.†	125	4,799
		1,380,995
Medical-Drugs — 2.0%
Aimmune Therapeutics, Inc.†	1,025	35,311
Alector, Inc.†	425	4,477
Athenex, Inc.†	2,525	30,552
Clovis Oncology, Inc.†	3,300	19,239
Eagle Pharmaceuticals, Inc.†	275	11,682
Global Blood Therapeutics, Inc.†	850	46,869
Gritstone Oncology, Inc.†	475	1,259
Horizon Therapeutics PLC†	1,225	95,158
Lannett Co., Inc.†	8,703	53,175
Marinus Pharmaceuticals, Inc.	2,856	36,700
MyoKardia, Inc.†	1,175	160,188
Prestige Consumer Healthcare, Inc.†	375	13,658
Protagonist Therapeutics, Inc.†	2,650	51,807
Reata Pharmaceuticals, Inc., Class A†	555	54,068
Seres Therapeutics, Inc.†	2,300	65,113
TG Therapeutics, Inc.†	2,050	54,858
UroGen Pharma, Ltd.†	1,450	27,971
Vanda Pharmaceuticals, Inc.†	1,700	16,422
Voyager Therapeutics, Inc.†	1,825	19,473
Zoetis, Inc.	5,449	901,101
		1,699,081
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	25	590
Endo International PLC†	18,575	61,298
		61,888
Medical-HMO — 0.2%
Magellan Health, Inc.†	1,395	105,713
Tivity Health, Inc.†	1,475	20,680
Triple-S Management Corp., Class B†	1,675	29,932
		156,325

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	11,575	$48,847
Tenet Healthcare Corp.†	2,750	67,402
		116,249
Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	75	6,968
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	6,650	166,981
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	225	3,020
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	2,250	91,755
Metal-Aluminum — 0.0%
Arconic Corp.†	200	3,810
Century Aluminum Co.†	425	3,026
Kaiser Aluminum Corp.	225	12,058
		18,894
Motion Pictures & Services — 0.0%
Eros International PLC†	1,225	2,707
Networking Products — 0.1%
Extreme Networks, Inc.†	2,800	11,256
NeoPhotonics Corp.†	5,325	32,429
		43,685
Office Furnishings-Original — 0.1%
HNI Corp.	1,975	61,975
Steelcase, Inc., Class A	2,050	20,726
		82,701
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	9,375	54,375
Oil Companies-Exploration & Production — 0.1%
Berry Corp.	1,850	5,864
CNX Resources Corp.†	1,325	12,508
Magnolia Oil & Gas Corp., Class A†	1,275	6,592
Ovintiv, Inc.	1,625	13,260
PDC Energy, Inc.†	900	11,155
Range Resources Corp.	725	4,800
W&T Offshore, Inc.†	5,625	10,125
		64,304
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	175	2,167
Delek US Holdings, Inc.	1,100	12,243
Murphy USA, Inc.†	575	73,755
		88,165
Oil-Field Services — 0.2%
ChampionX Corp.†	775	6,192
Matrix Service Co.†	4,675	39,036
MRC Global, Inc.†	3,500	14,980
Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
NexTier Oilfield Solutions, Inc.†	12,500	$23,125
NOW, Inc.†	10,900	49,486
		132,819
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	126	56,897
Paper & Related Products — 0.1%
Clearwater Paper Corp.†	125	4,743
Domtar Corp.	1,100	28,897
Neenah, Inc.	75	2,810
P H Glatfelter Co.	925	12,737
Verso Corp., Class A	2,450	19,331
		68,518
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,750	171,142
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	282	54,606
Powell Industries, Inc.	1,400	33,782
		88,388
Printing-Commercial — 0.1%
Deluxe Corp.	1,025	26,374
Ennis, Inc.	2,900	50,576
Quad/Graphics, Inc.	3,975	12,044
		88,994
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	14,325	24,782
Racetracks — 0.0%
Penn National Gaming, Inc.†	425	30,898
Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	650	6,825
Agree Realty Corp.	250	15,910
Alexander & Baldwin, Inc.	551	6,177
American Assets Trust, Inc.	2,675	64,441
American Finance Trust, Inc.	975	6,113
Americold Realty Trust	1,900	67,925
Blackstone Mtg. Trust, Inc., Class A	2,800	61,516
Broadstone Net Lease, Inc., Class A	1,750	29,365
CareTrust REIT, Inc.	350	6,228
City Office REIT, Inc.	400	3,008
CoreSite Realty Corp.	450	53,496
DiamondRock Hospitality Co.	7,200	36,504
Easterly Government Properties, Inc.	600	13,446
EastGroup Properties, Inc.	200	25,866
Ellington Financial, Inc.	125	1,533
Equity LifeStyle Properties, Inc.	450	27,585
Essential Properties Realty Trust, Inc.	350	6,412

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	1,700	$67,660
Four Corners Property Trust, Inc.	275	7,037
GEO Group, Inc.	875	9,922
Getty Realty Corp.	875	22,759
Gladstone Commercial Corp.	600	10,110
Global Net Lease, Inc.	275	4,373
Great Ajax Corp.	175	1,451
Hersha Hospitality Trust	225	1,247
Highwoods Properties, Inc.	375	12,589
Invesco Mtg. Capital, Inc.	597	1,618
Kite Realty Group Trust	400	4,632
KKR Real Estate Finance Trust, Inc.	1,300	21,489
Ladder Capital Corp.	2,675	19,046
Lexington Realty Trust	1,900	19,855
Mack-Cali Realty Corp.	875	11,042
New Senior Investment Group, Inc.	2,875	11,500
Pebblebrook Hotel Trust	550	6,892
PennyMac Mtg. Investment Trust	2,150	34,550
Physicians Realty Trust	2,150	38,506
Piedmont Office Realty Trust, Inc., Class A	1,625	22,051
Plymouth Industrial REIT, Inc.	450	5,553
PotlatchDeltic Corp.	1,275	53,677
PS Business Parks, Inc.	50	6,120
QTS Realty Trust, Inc., Class A	850	53,567
Redwood Trust, Inc.	1,875	14,100
Retail Opportunity Investments Corp.	1,800	18,747
RLJ Lodging Trust	1,125	9,743
Ryman Hospitality Properties, Inc.	350	12,880
Sabra Health Care REIT, Inc.	1,150	15,853
Saul Centers, Inc.	475	12,625
SITE Centers Corp.†	200	1,440
STAG Industrial, Inc.	775	23,630
Summit Hotel Properties, Inc.	750	3,885
Sunstone Hotel Investors, Inc.	6,625	52,602
TPG RE Finance Trust, Inc.	425	3,596
Two Harbors Investment Corp.	2,079	10,582
UMH Properties, Inc.	875	11,847
Xenia Hotels & Resorts, Inc.	2,125	18,657
		1,089,783
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.†	1,825	17,228
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	675	20,176
Security Description	Shares	Value (Note 2)
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	325	$29,513
Retail-Apparel/Shoe — 0.4%
Guess?, Inc.	2,050	23,821
Lululemon Athletica, Inc.†	994	327,394
Winmark Corp.	125	21,522
		372,737
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	250	22,098
Lithia Motors, Inc., Class A	100	22,794
Sonic Automotive, Inc., Class A	1,275	51,204
		96,096
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	2,050	30,709
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	1,500	64,245
Retail-Discount — 1.1%
Big Lots, Inc.	1,200	53,520
Costco Wholesale Corp.	2,475	878,625
		932,145
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	825	17,276
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	475	12,193
Retail-Office Supplies — 0.1%
ODP Corp.	2,965	57,669
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	525	30,035
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	1,125	41,085
Retail-Restaurants — 0.2%
Bloomin' Brands, Inc.	5,175	79,022
Brinker International, Inc.	1,325	56,604
		135,626
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	2,275	89,225
Zumiez, Inc.†	2,325	64,682
		153,907
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	500	15,850
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	1,050	13,892
Trinseo SA	1,075	27,563
		41,455
Satellite Telecom — 0.1%
Gogo, Inc.†	8,200	75,768
KVH Industries, Inc.†	600	5,406
		81,174

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.3%
BankFinancial Corp.	650	$4,693
Brookline Bancorp, Inc.	2,125	18,371
Capitol Federal Financial, Inc.	175	1,621
Flushing Financial Corp.	700	7,364
Investors Bancorp, Inc.	2,325	16,879
Meridian Bancorp, Inc.	5,100	52,785
Northfield Bancorp, Inc.	4,800	43,776
People's United Financial, Inc.	1,147	11,826
Washington Federal, Inc.	4,400	91,784
		249,099
Schools — 0.1%
American Public Education, Inc.†	1,600	45,104
K12, Inc.†	1,550	40,827
		85,931
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	450	30,353
Semiconductor Equipment — 0.1%
Cohu, Inc.	1,700	29,206
Veeco Instruments, Inc.†	2,600	30,342
		59,548
Steel-Producers — 0.1%
Commercial Metals Co.	2,050	40,959
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	12,290	69,930
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	5,525	56,659
PC-Tel, Inc.	1,225	6,933
Plantronics, Inc.	1,200	14,208
		77,800
Television — 0.2%
AMC Networks, Inc., Class A†	2,525	62,392
Central European Media Enterprises, Ltd., Class A†	7,325	30,692
ION Media Networks, Inc.†(1)(2)	4	3,462
Sinclair Broadcast Group, Inc., Class A	1,800	34,614
		131,160
Theaters — 0.1%
Cinemark Holdings, Inc.	7,175	71,750
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	3,550	36,956
La Jolla Pharmaceutical Co.†	1,000	4,030
Sarepta Therapeutics, Inc.†	300	42,129
		83,115
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	18,300	55,083
Security Description	Shares/ Principal Amount(15)	Value (Note 2)
Transport-Marine — 0.0%
Diamond S Shipping, Inc.†	900	$6,183
Dorian LPG, Ltd.†	41	328
		6,511
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,775	45,742
Hub Group, Inc., Class A†	675	33,881
		79,623
Transport-Truck — 0.1%
ArcBest Corp.	3,175	98,616
Schneider National, Inc., Class B	500	12,365
		110,981
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	675	31,489
USANA Health Sciences, Inc.†	300	22,095
		53,584
Water — 0.1%
American States Water Co.	1,025	76,824
Arch Resources, Inc., Class A	350	14,868
		91,692
Web Hosting/Design — 0.0%
NIC, Inc.	800	15,760
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	3,150	78,561
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,475	44,202
Total Common Stocks (cost $35,204,297)		49,113,833
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $208,016)	$225,000	241,006
ASSET BACKED SECURITIES — 9.0%
Diversified Financial Services — 9.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	110,000	122,093
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(5)	7,119	7,765
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	35,643
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(5)(6)	93,468	94,021
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	64,097	64,907

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	$6,610	$6,715
BANK VRS Series 2017-BNK8, Class XA 0.87% due 11/15/2050(4)(6)(7)	988,516	42,519
BANK VRS Series 2020-BN26, Class XA 1.36% due 03/15/2063(4)(6)(7)	997,637	92,389
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	64,137	66,420
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	48,040	48,533
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	45,254	46,146
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	47,092	48,678
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	60,412	62,054
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	50,654	52,667
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.00% (1 ML+0.85%) due 08/15/2036*(4)	131,000	127,178
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.51% due 02/25/2036(5)(6)	54,601	49,679
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.58% (1 ML + 1.40%) due 10/15/2029*(5)	37,196	37,128
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(6)(7)	185,284	5,553
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(6)(7)	319,997	9,387
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(4)(6)(7)	$996,757	$43,635
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(4)(6)(7)	300,974	24,351
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(4)(6)(7)	99,991	12,200
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 1.02% (3 ML+0.78%) due 04/27/2027*(8)	187,284	185,751
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	56,465	57,717
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	65,000	70,698
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	24,255	23,932
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.05% (1 ML+0.90%) due 10/15/2034*(4)	100,000	99,401
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	90,000	97,575
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	105,000	110,893
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	115,966	125,513
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	123,000	134,303
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	60,000	65,887
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	22,015	17,084

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(4)(6)(7)	$930,518	$26,268
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	34,923	36,257
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(4)(6)(7)	99,989	11,353
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	115,000	125,231
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(4)	65,000	69,169
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	67,351	68,275
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,000	51,841
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,711
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.88% (1 ML+1.70%) due 11/25/2028*(5)	51,619	51,513
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	71,700
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	20,523
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.24% due 05/25/2035(5)(6)	38,604	37,918
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.48% due 07/10/2051(4)(6)(7)	1,062,871	25,595
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	110,000	109,631
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,000	34,826
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	$86,000	$93,224
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(4)	58,342	59,280
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	115,000	124,914
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.39% due 04/25/2036(5)(6)	4,151	3,334
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.41% due 03/25/2047(5)(6)	13,273	10,742
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,529
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(5)	29,874	29,630
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	20,000	20,782
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	64,000	69,796
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	80,000	88,480
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	95,067	95,068
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	104,669	105,963
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 1.66% (1 ML+1.50%) due 04/01/2024*(5)	73,284	73,049
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.66% (1 ML + 1.50%) due 05/01/2024*(5)	79,280	78,176
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 1.86% (1 ML+1.70%) due 03/01/2024*(5)	54,153	53,519

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.70% due 12/25/2034(5)(6)	$10,894	$10,921
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.78% due 02/25/2035(5)(6)	18,206	18,671
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	51,102	51,244
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(6)	48,143	49,591
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	67,802	70,546
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(6)(7)	194,560	6,234
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	20,000	21,819
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.58% due 06/15/2050(4)(6)(7)	107,047	6,777
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	100,000	101,655
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	23,976	16,037
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% (1 ML+0.28%) due 10/25/2035(5)	48,092	48,149
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	100,718
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(5)	63,980	63,837
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(5)	49,492	49,520
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	$75,127	$78,666
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	47,791	51,631
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(6)	23,122	24,733
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	45,105	48,494
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	80,006	86,692
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	81,145	87,789
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	63,949	69,095
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	48,339	52,843
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	71,141	76,690
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	9,037	9,379
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	47,461	47,627
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	50,235	50,661
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.55% (1 ML + 1.40%) due 07/25/2029*(5)	7,561	7,558

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.70% (1 ML+1.55%) due 07/25/2028*(5)	$30,983	$30,891
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.12% (3 ML+0.85%) due 04/17/2027*(8)	65,881	65,761
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	13,464	13,464
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	37,557	37,626
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	31,710	20,024
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.32% (3 ML+1.05%) due 04/30/2027*(8)	227,583	226,296
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	73,200	59,876
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	85,000	85,571
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.40% (1 ML+0.25%) due 11/25/2036	160,000	147,708
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	98,594	98,723
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.75% (1 ML+0.60%) due 02/25/2057*	41,438	41,361
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	27,007	27,332
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	92,488	94,864
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	41,607	42,774
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	$48,155	$49,592
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	85,052	88,447
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	77,582	77,589
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	70,155	70,219
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(5)(9)	100,000	100,017
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(5)(6)	70,780	71,779
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	68,722	68,751
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	80,390	80,391
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(9)	97,185	96,984
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.17% (3 ML+0.90%) due 01/18/2029*(8)	250,000	247,217
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(4)(6)(7)	703,690	27,352
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	65,000	70,513
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.94% due 10/25/2036(5)(6)	13,937	12,689
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,625	51,185
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	51,177

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	$63,327	$63,736
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	120,000	129,653
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	110,000	120,207
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	50,111	54,731
Total Asset Backed Securities (cost $7,444,177)		7,614,789
U.S. CORPORATE BONDS & NOTES — 12.4%
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	9,400
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,514
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	44,960
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	18,872
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	30,000	40,326
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,161
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	39,775
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,471
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,530
		197,009
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	25,000	27,427
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	37,893
		65,320
Security Description	Principal Amount(15)	Value (Note 2)
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	$10,000	$11,464
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	14,000	14,768
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	21,000	27,660
		42,428
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	10,000	11,617
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	31,100
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	30,000	31,749
State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	37,049
State Street Corp. Senior Notes 2.90% due 03/30/2026*	15,000	16,310
		85,108
Banks-Super Regional — 0.5%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	26,479
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	52,890
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,649
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	27,216
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	131,171
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	40,000	41,257
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,461

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	$15,000	$20,473
		379,596
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	20,000	24,246
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	42,601
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,924
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	18,288
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	75,000	97,098
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,357
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	35,000	37,791
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	17,000	18,557
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	37,000	41,837
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	17,439
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	6,018
		301,910
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	15,000	16,666
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	33,253
Security Description	Principal Amount(15)	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	$2,000	$2,245
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	40,000	40,612
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,221
		104,997
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	30,000	29,610
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	20,000	20,837
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	10,000	10,460
		31,297
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	85,000	96,900
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	26,400
		123,300
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,547
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	35,000	36,752
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	62,542
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,797

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	$15,000	$18,714
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	26,825
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	11,106
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	33,409
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,563
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	25,000	29,237
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	24,850
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,172
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,668
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	20,000	28,657
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	80,000	86,080
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,625
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	21,725
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	49,843
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	19,942
		528,054
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,200
Security Description	Principal Amount(15)	Value (Note 2)
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	$65,000	$66,548
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	15,000	14,861
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	35,000	38,405
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	45,000	51,058
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	17,995
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	80,000	83,600
		272,467
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 3.60% due 11/15/2050	20,000	20,244
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	11,934
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	38,432
		70,610
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,211
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,353
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,447
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	30,000	32,100
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,907
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	70,688
		140,495
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,929

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	$100,000	$103,168
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	15,000	16,637
		155,734
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	45,000	48,393
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	11,675
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,699
HP, Inc. Senior Notes 2.20% due 06/17/2025	15,000	15,713
HP, Inc. Senior Notes 3.00% due 06/17/2027	15,000	16,216
		98,696
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	10,000	10,116
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	15,000	17,208
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	110,000	116,765
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	15,299
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,982
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	110,000	116,181
		143,462
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	31,266
Security Description	Principal Amount(15)	Value (Note 2)
Decision Support Software (continued)
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	$75,000	$80,063
		111,329
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,288
Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	57,988
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	92,775
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	33,924
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	85,000	105,259
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	45,000	58,867
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,549
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	16,546
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	85,000	91,964
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	30,000	34,535
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	28,650
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	29,968
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	57,052
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	21,944
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	23,204
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	44,817
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	48,281

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	$10,000	$10,847
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	91,304
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,912
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	50,616
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	40,169
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	37,915
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,545
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,250
Morgan Stanley Senior Notes 2.70% due 01/22/2031	65,000	69,238
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	22,141
Morgan Stanley Senior Notes 3.59% due 07/22/2028	15,000	16,870
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,954
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	11,948
		1,217,032
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	25,000	25,891
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	20,192
		46,083
Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	5,000	5,392
Security Description	Principal Amount(15)	Value (Note 2)
Drug Delivery Systems (continued)
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	$70,000	$75,756
		81,148
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	60,000	61,233
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	23,357
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,151
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	15,000	18,992
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	4,980
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,646
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	27,495
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,195
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,639
		121,455
Electric-Integrated — 1.1%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	20,000	21,307
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	24,429
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	17,008
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,284
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,669
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,452
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	16,913

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	$30,000	$33,697
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	11,777
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	40,000	50,755
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,294
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,586
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	32,199
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	50,722
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,969
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,780
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,402
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	26,098
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	29,923
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	27,182
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	70,000	79,202
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	27,704
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,902
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	25,888
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	61,846
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	$5,000	$6,244
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,263
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,063
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	40,000	39,330
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	32,099
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	37,459
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	25,000	27,906
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,760
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	20,000	20,667
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,730
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,499
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,627
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	27,896
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	45,692
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,147
		916,370
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	43,014
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,495

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission (continued)
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	$10,000	$13,149
		61,658
Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	20,000	21,663
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	135,000	159,246
Intel Corp. Senior Notes 2.45% due 11/15/2029	25,000	27,218
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,435
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,963
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	45,000	46,577
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	29,298
		314,400
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	64,929
Oracle Corp. Senior Notes 4.00% due 11/15/2047	35,000	41,493
		106,422
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	23,748
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	38,097
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,588
		55,685
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	145,684
Security Description	Principal Amount(15)	Value (Note 2)
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	$15,000	$15,415
Mondelez International, Inc. Senior Sec. Notes 1.50% due 02/04/2031	25,000	24,370
		39,785
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	11,157
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,805
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	15,000	18,319
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,804
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	39,463
		81,548
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	19,011
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	65,081
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	56,515
		121,596
Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	24,332
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	35,000	37,240
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,863
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	56,974
		146,409
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	83,000

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	$55,000	$54,725
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,867
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	33,130
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	22,157
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	12,108
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	13,164
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	10,000	10,776
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,843
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	23,780
		162,825
Insurance-Life/Health — 0.2%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	95,000	110,634
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,954
Unum Group Senior Notes 4.50% due 03/15/2025	15,000	16,662
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	24,226
		162,476
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,343
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	47,319
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,911
		75,573
Security Description	Principal Amount(15)	Value (Note 2)
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	$25,000	$28,588
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	51,172
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Sec. Notes 2.57% due 02/15/2030	110,000	118,220
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,674
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	56,979
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	17,267
		89,920
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	15,000	16,156
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,970
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	70,000	76,809
		94,779
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,468
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	15,894
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	70,000	73,433
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	26,498
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	15,000	15,958
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	16,121

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	$2,000	$2,082
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	59,896
		220,350
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	30,000	33,051
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	30,000	35,615
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	20,000	24,344
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	20,000	23,294
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	62,525
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,765
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,181
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,236
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	5,000	5,178
		231,189
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	31,401
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,218
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	25,937
Centene Corp. Senior Notes 4.63% due 12/15/2029	15,000	16,180
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	20,000	20,956
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,619
Security Description	Principal Amount(15)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	$20,000	$22,304
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	17,232
		173,847
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,300
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	35,000	37,788
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,361
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	20,000	19,925
Oil Companies-Exploration & Production — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	10,843
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	12,230
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	15,559
		38,632
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	15,000	17,208
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	30,588
		47,796
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	40,000	45,203
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	15,000	14,587
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,436
		76,226

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	$35,000	$39,864
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	37,905
		77,769
Pipelines — 0.4%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	15,894
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,054
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	26,840
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	40,000	40,152
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,168
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	25,000	25,179
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	9,955
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,992
MPLX LP Senior Notes 4.25% due 12/01/2027	15,000	16,812
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	25,372
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,452
MPLX LP Senior Notes 5.50% due 02/15/2049	5,000	5,616
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	5,000	4,930
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	4,810
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	13,350
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,251
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	$25,000	$28,161
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	10,000	10,219
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	15,435
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,864
Williams Partners LP Senior Notes 6.30% due 04/15/2040	7,000	8,655
		305,161
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,137
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	40,000	42,784
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	5,047
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	41,641
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,273
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,417
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	42,809
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,911
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	52,724
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	5,000	5,220
		320,963
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,604

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	$55,000	$62,481
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	11,468
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	15,000	19,247
Lowe's Cos., Inc. Senior Bonds 5.00% due 04/15/2040	10,000	13,108
		106,304
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,700
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	28,071
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,171
		66,942
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,090
Howard University Notes 2.80% due 10/01/2030	5,000	5,160
Howard University Notes 2.90% due 10/01/2031	40,000	41,759
		52,009
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,721
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,991
		33,712
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	23,000	24,263
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	38,087
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	59,000	57,181
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	$2,000	$1,965
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	4,000	4,482
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	11,806
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	18,000	20,657
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	165,000	186,455
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	6,155
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	12,467
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	19,643
		358,898
Television — 0.2%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	45,000	51,496
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	105,000	126,258
		177,754
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	10,000	10,566
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000	10,279
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000	11,552
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	11,866
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000	31,099
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	25,594
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	13,395

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	$30,000	$30,149
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,960
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,972
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	45,000	46,288
		243,720
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	40,000	40,425
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,539
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	45,000	44,165
		49,704
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	20,000	22,218
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	30,000	36,062
		58,280
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	31,829
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	28,163
		59,992
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	10,000	10,953
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,769
		29,722
Total U.S. Corporate Bonds & Notes (cost $9,872,117)		10,534,974
Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	$25,000	$34,449
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	56,945
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	25,000	27,433
		84,378
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,315
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	26,875
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	17,000	19,596
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	5,000	5,013
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	55,000	54,901
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	10,000	9,917
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	10,000	9,698
		79,529
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	25,000	26,531
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	11,000	11,199
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000	44,110
		81,840

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		$55,000	$56,595
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	20,748
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		30,000	34,173
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		10,000	11,472
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	6,196
			72,589
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		30,000	34,598
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		10,000	11,809
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,885
			52,292
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,392
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		10,000	10,991
			16,383
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		50,000	56,226
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		8,000	9,458
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,367
			78,051
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	715,000	32,665
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	$25,000	$35,961
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	30,102
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	14,000	14,884
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	24,776
		39,660
Total Foreign Corporate Bonds & Notes (cost $790,788)		747,280
MUNICIPAL BONDS & NOTES — 0.9%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,158
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	15,121
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000	26,084
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	10,815
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	75,088
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	76,085
Florida State Board of Administration Finance Corp Series A Revenue Bonds 1.26% due 07/01/2025	65,000	65,998
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	31,225
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	87,345
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	43,183
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	85,000	94,587

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	$85,000	$110,070
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	24,634
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	46,091	46,895
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,244
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,070
Total Municipal Bonds & Notes (cost $682,548)		732,602
U.S. GOVERNMENT AGENCIES — 16.3%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	3,031	3,208
2.50% due 04/01/2028	9,272	9,807
3.00% due 08/01/2027	2,864	3,009
3.50% due 03/01/2042	4,613	4,998
3.50% due 08/01/2042	22,655	24,432
3.50% due 09/01/2043	14,674	16,154
4.00% due 03/01/2023	9	10
4.00% due 10/01/2043	19,468	21,479
4.50% due 01/01/2039	496	551
5.00% due 05/01/2034	11,132	12,796
5.50% due 07/01/2034	3,636	4,254
5.50% due 05/01/2037	1,259	1,461
6.00% due 08/01/2026	7,123	7,948
6.50% due 05/01/2029	680	763
7.50% due 08/01/2023	20	20
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	632	655
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(4)(6)(7)	174,833	8,759
Series K064, Class X1 0.74% due 03/25/2027(4)(6)(7)	315,150	11,059
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(7)	169,861	15,148
Series K114, Class X1 1.21% due 06/25/2030(4)(6)(7)	204,976	19,172
Series K111, Class X1 1.68% due 05/25/2030(4)(6)(7)	99,968	12,877
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	$68,000	$78,215
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	14,376	16,306
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 0.90% (1 ML+0.75%) due 09/25/2048*(5)	177	177
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(5)	12,638	12,170
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(5)	24,823	24,268
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(5)	32,532	31,847
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(5)	54,294	53,774
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(5)	39,015	38,356
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(5)	25,372	25,754
Series 3964, Class MD 2.00% due 01/15/2041(5)	1,821	1,867
Series 4961, Class JB 2.50% due 12/15/2042(5)	43,933	45,837
Series 3883, Class PB 3.00% due 05/15/2041(5)	14,305	15,462
Series 1577, Class PK 6.50% due 09/15/2023(5)	639	675
Series 1226, Class Z 7.75% due 03/15/2022(5)	59	61
		523,329
Federal National Mtg. Assoc. — 2.3%
2.50% due 02/01/2043	52,832	56,283
2.50% due 03/01/2043	102,877	109,597
2.64% due 03/01/2027	26,759	29,267
2.78% due 03/01/2027	60,239	66,533
2.97% due 06/01/2027	103,490	115,498
3.00% due 12/01/2027	7,035	7,395
3.00% due 01/01/2028	6,447	6,772
4.50% due 01/01/2039	1,667	1,870
4.50% due 06/01/2039	21,426	23,627
4.50% due 09/01/2039	4,599	5,155
4.50% due 05/01/2041	4,085	4,592

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 05/01/2035	$1,298	$1,489
5.00% due 07/01/2040	29,604	34,088
5.50% due 12/01/2029	1,187	1,319
5.50% due 06/01/2035	80,312	94,447
5.50% due 06/01/2036	40,012	46,957
5.50% due 08/01/2037	8,094	9,399
5.50% due 06/01/2038	5,469	6,347
6.00% due 06/01/2021	3,603	3,622
6.00% due 12/01/2033	4,862	5,744
6.00% due 05/01/2034	3,811	4,510
6.00% due 08/01/2034	782	926
6.00% due 11/01/2038	1,024	1,204
7.00% due 06/01/2037	7,790	9,093
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(5)	35,846	35,614
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(5)	21,223	21,832
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(5)	33,762	34,884
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(5)	20,508	20,427
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(5)	18,262	16,352
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	1,350	1,406
2.96% (12 ML+1.57%) due 05/01/2037	1,165	1,215
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(5)	34,501	37,298
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(4)(6)(7)	368,714	47,158
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(5)	28,986	29,518
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	46,747	47,642
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	24,177	24,567
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	3,063	3,129
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	$12,193	$12,563
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	23,245	24,031
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	23,540	24,310
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	22,245	23,372
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	73,136	76,888
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	35,942	37,195
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	33,012	34,301
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	11,002	11,861
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	16,972	17,580
Series 2017-72, Class B 3.00% due 09/25/2047(5)	29,447	31,620
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	29,788	32,051
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	47,730	51,430
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	55,614	58,591
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	13,673	14,829
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	32,630	34,224
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	23,769	24,420
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	30,971	32,860
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	29,690	32,314
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	29,919	32,264
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	32,173	35,192
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	35,570	36,680
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	22,558	23,239
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	32,404	34,170
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	46,340	48,872
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	16,934	17,781
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	35,460	38,076
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	33,343	36,060
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	29,902	32,424
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	33,268	37,078

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	$28,177	$29,503
		1,942,555
Government National Mtg. Assoc. — 4.1%
2.50% due October 30 TBA	350,000	367,283
3.00% due October 30 TBA	525,000	549,702
3.00% due November 30 TBA	400,000	418,438
3.50% due October 30 TBA	600,000	631,758
3.50% due November 30 TBA	600,000	631,945
4.00% due 07/15/2041	16,633	18,075
4.00% due 08/15/2041	5,764	6,336
4.00% due 10/15/2041	8,018	8,634
4.00% due October 30 TBA	675,000	713,436
4.50% due 06/15/2041	65,256	72,009
6.00% due 11/15/2028	10,107	11,641
7.00% due 07/15/2033	4,584	5,324
9.00% due 11/15/2021	18	18
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(5)	37,775	38,234
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	23,518	23,808
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	31,657	32,573
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	375	423
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	3,262	3,785
		3,533,422
Uniform Mtg. Backed Securities — 9.3%
2.00% due October 15 TBA	850,000	883,734
2.00% due October 30 TBA	1,695,000	1,752,471
2.00% due November 30 TBA	1,500,000	1,548,256
2.50% due November 30 TBA	300,000	314,257
3.00% due October 30 TBA	550,000	576,157
3.00% due November 30 TBA	500,000	523,877
3.50% due October 30 TBA	1,075,000	1,133,411
4.00% due October 30 TBA	625,000	666,589
4.50% due October 30 TBA	425,000	459,731
		7,858,483
Total U.S. Government Agencies (cost $13,692,144)		13,857,789
U.S. GOVERNMENT TREASURIES — 9.0%
United States Treasury Bonds — 4.3%
1.00% due 02/15/2048 TIPS(10)	57,779	79,817
1.25% due 05/15/2050	206,000	195,829
2.25% due 08/15/2049	95,000	113,306
2.38% due 11/15/2049	185,000	226,524
2.50% due 02/15/2045	5,000	6,167
2.88% due 08/15/2045	145,000	190,907
Security Description	Shares/ Principal Amount(15)		Value (Note 2)
United States Treasury Bonds (continued)
3.38% due 05/15/2044(11)(12)		$1,370,000	$1,937,105
3.63% due 08/15/2043		160,000	233,694
3.63% due 02/15/2044		291,000	426,042
3.75% due 11/15/2043		140,000	208,348
			3,617,739
United States Treasury Notes — 4.7%
0.38% due 01/15/2027 TIPS(10)		176,953	194,724
0.63% due 01/15/2026 TIPS(10)		256,211	282,468
0.63% due 05/15/2030		1,065,000	1,061,838
0.88% due 01/15/2029 TIPS(10)		225,711	262,997
2.75% due 08/31/2025		915,000	1,025,622
2.88% due 09/30/2023		1,110,000	1,200,231
			4,027,880
Total U.S. Government Treasuries (cost $6,961,757)			7,645,619
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	150,525
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	25,000	33,122
Government of Romania Senior Notes 4.00% due 02/14/2051*		36,000	37,080
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	59,937
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		10,000	10,281
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,245
Total Foreign Government Obligations (cost $284,128)			296,190
OPTIONS — PURCHASED†(13) — 0.1%
Over the Counter Put Options on Currency Contracts		26,270,438	59,337
Over the Counter Put Options on Interest Swap Contracts		190,000	13
Total Options — Purchased (cost $146,932)			59,350
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		$10,000	120
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		11,000	1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	$15,000	$1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	8,000	1
Total Escrows And Litigation Trusts (cost $0)		123
Total Long-Term Investment Securities (cost $75,286,904)		90,843,555
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(14) (cost $1,129,681)	1,129,681	1,129,681
REPURCHASE AGREEMENTS — 5.8%
Bank of America Securities LLC Joint Repurchase Agreement(16)	$1,055,000	1,055,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	940,000	940,000
BNP Paribas SA Joint Repurchase Agreement(16)	940,000	940,000
Deutsche Bank AG Joint Repurchase Agreement(16)	1,040,000	1,040,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	995,000	995,000
Total Repurchase Agreements (cost $4,970,000)		4,970,000
TOTAL INVESTMENTS (cost $81,386,585)(17)	114.2%	96,943,236
Liabilities in excess of other assets	(14.2)	(12,055,969)
NET ASSETS	100.0%	$84,887,267

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $8,365,162 representing 9.9% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,462	$865	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Interest Only

(8)  Collateralized Loan Obligation

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2020.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Options — Purchased

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$6,036	$36,553	$24,296	$(12,257)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	7,619	33,271	5,539	(27,732)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	6,827	36,209	21,074	(15,135)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	5,789	36,139	8,428	(27,711)
						$142,172	$59,337	$(82,835)

Over the Counter Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$190	$4,760	$13	$(4,747)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(14)  The rate shown is the 7-day yield as of September 30, 2020.

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Australian 10 Year Bonds	December 2020	$422,565	$428,010	$5,445
5	Long	E-Mini Russell 2000 Index	December 2020	369,875	376,100	6,225
53	Long	U.S. 10 Year Notes	December 2020	7,373,955	7,395,156	21,201
						$32,871
						Unrealized (Depreciation)
3	Short	Euro-Bund Futures	December 2020	$612,441	$613,848	$(1,407)
1	Short	Euro-OAT Futures	December 2020	196,971	197,616	(645)
14	Short	U.S. Treasury 10 Year Ultra Bonds	December 2020	2,227,997	2,238,906	(10,909)
6	Short	U.S. Treasury Long Bonds	December 2020	1,056,516	1,057,688	(1,172)
53	Short	U.S. Treasury 5 Year Notes	December 2020	6,669,716	6,679,656	(9,940)
						$(24,073)
Net Unrealized Appreciation (Depreciation)						$8,798

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	MXN	715,000	USD	35,229	06/10/2021	$3,818	$—
HSBC Bank USA	EUR	76,000	USD	89,965	12/16/2020	708	—
Standard Chartered Bank	EUR	4,000	USD	4,751	12/16/2020	53	—
Unrealized Appreciation (Depreciation)						$4,579	$—

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$234	$5,688
USD	265	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(500)	335
					$(266)	$6,023

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,379,235	$—		$1,760	$1,380,995
Television	127,698	—		3,462	131,160
Other Industries	46,859,007	742,671	**	—	47,601,678
Preferred Securities/Capital Securities	—	241,006		—	241,006
Asset Backed Securities	—	7,614,789		—	7,614,789
U.S. Corporate Bonds & Notes	—	10,534,974		—	10,534,974
Foreign Corporate Bonds & Notes	—	747,280		—	747,280
Municipal Bonds & Notes	—	732,602		—	732,602
U.S. Government Agencies	—	13,857,789		—	13,857,789
U.S. Government Treasuries	—	7,645,619		—	7,645,619
Foreign Government Obligations	—	296,190		—	296,190
Options — Purchased	—	59,350		—	59,350
Escrows and Litigation Trusts	—	120		3	123
Short-Term Investment Securities	1,129,681	—		—	1,129,681
Repurchase Agreement	—	4,970,000		—	4,970,000
Total Investments at Value	$49,495,621	$47,442,390		$5,225	$96,943,236
Other Financial Instruments:†
Futures Contracts	$32,871	$—		$—	$32,871
Forward Foreign Currency Contracts	—	4,579		—	4,579
Centrally Cleared Interest Rate Swap Contracts	—	6,023		—	6,023
Total Other Financial Instruments	$32,871	$10,602		$—	$43,473
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,073	$—		$—	$24,073

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Diversified Financial Services	16.0%
Uniform Mtg. Backed Securities	15.7
Repurchase Agreements	8.6
Government National Mtg. Assoc.	7.0
United States Treasury Bonds	6.8
United States Treasury Notes	5.4
Internet Content-Entertainment	4.3
Federal National Mtg. Assoc.	4.1
Enterprise Software/Service	3.8
Internet Application Software	3.7
Commercial Services-Finance	3.5
Diversified Banking Institutions	3.0
E-Commerce/Products	2.7
Computer Software	2.3
Medical Instruments	1.9
Electric-Integrated	1.8
Municipal Bonds & Notes	1.6
Medical-Drugs	1.5
Applications Software	1.3
Federal Home Loan Mtg. Corp.	1.2
Medical-Biomedical/Gene	1.0
Communications Software	1.0
Cable/Satellite TV	1.0
Registered Investment Companies	1.0
Chemicals-Specialty	0.8
Retail-Discount	0.8
Aerospace/Defense-Equipment	0.8
Telephone-Integrated	0.8
Entertainment Software	0.8
Banks-Super Regional	0.8
Pipelines	0.7
Computer Services	0.7
Electronic Components-Semiconductors	0.7
Cellular Telecom	0.7
Real Estate Investment Trusts	0.6
Brewery	0.6
Containers-Metal/Glass	0.6
Tobacco	0.6
Finance-Other Services	0.5
Coatings/Paint	0.5
Building Products-Cement	0.5
Sovereign	0.5
Computer Aided Design	0.5
Electronic Measurement Instruments	0.4
Aerospace/Defense	0.4
Television	0.4
Diagnostic Equipment	0.3
Insurance-Life/Health	0.3
Insurance Brokers	0.3
Medical-HMO	0.3
E-Commerce/Services	0.3
Retail-Apparel/Shoe	0.3
Gas-Distribution	0.3
Internet Content-Information/News	0.3
Data Processing/Management	0.3
Building-Residential/Commercial	0.3
Electric-Distribution	0.3
Oil Companies-Integrated	0.2
Semiconductor Components-Integrated Circuits	0.2
Machinery-General Industrial	0.2
Decision Support Software	0.2
Broadcast Services/Program	0.2%
Retail-Building Products	0.2
Funeral Services & Related Items	0.2
Computers	0.2
Medical Products	0.2
Chemicals-Diversified	0.2
Banks-Fiduciary	0.2
Hazardous Waste Disposal	0.2
Food-Misc./Diversified	0.2
Drug Delivery Systems	0.2
Pharmacy Services	0.2
Insurance-Mutual	0.1
Internet Security	0.1
Trucking/Leasing	0.1
Oil Refining & Marketing	0.1
Electric-Transmission	0.1
Transport-Services	0.1
Diversified Manufacturing Operations	0.1
Retail-Restaurants	0.1
Metal-Iron	0.1
Finance-Credit Card	0.1
Hotels/Motels	0.1
Transport-Rail	0.1
Schools	0.1
Oil Companies-Exploration & Production	0.1
Transactional Software	0.1
Food-Confectionery	0.1
Retail-Auto Parts	0.1
Multimedia	0.1
Wireless Equipment	0.1
SupraNational Banks	0.1
Building Products-Air & Heating	0.1
Banks-Commercial	0.1
Finance-Consumer Loans	0.1
Electronic Components-Misc.	0.1
Options Purchased	0.1
Oil-U.S. Royalty Trusts	0.1
Rental Auto/Equipment	0.1
Beverages-Non-alcoholic	0.1
Gold Mining	0.1
Insurance-Property/Casualty	0.1
123.2%
Credit Quality†#
Aaa	56.6%
Aa	1.1
A	9.8
Baa	15.0
Ba	4.0
B	0.3
Caa	0.6
Ca	0.2
Not Rated##	12.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.9%
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	4,312	$382,302
Applications Software — 1.2%
ServiceNow, Inc.†	1,439	697,915
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	1,245	293,023
Chemicals-Specialty — 0.8%
Ecolab, Inc.	2,322	464,028
Coatings/Paint — 0.5%
Sherwin-Williams Co.	413	287,754
Commercial Services-Finance — 3.2%
Adyen NV†*	213	392,528
S&P Global, Inc.	403	145,322
Square, Inc., Class A†	7,660	1,245,133
		1,782,983
Communications Software — 1.0%
Zoom Video Communications, Inc., Class A†	1,225	575,885
Computer Aided Design — 0.5%
Autodesk, Inc.†	1,156	267,048
Computer Software — 2.3%
Slack Technologies, Inc., Class A†	13,103	351,947
Twilio, Inc., Class A†	3,693	912,503
		1,264,450
Containers-Metal/Glass — 0.4%
Ball Corp.	2,380	197,826
Diagnostic Equipment — 0.3%
Danaher Corp.	855	184,107
E-Commerce/Products — 2.6%
Amazon.com, Inc.†	384	1,209,112
Chewy, Inc., Class A†	4,912	269,325
		1,478,437
E-Commerce/Services — 0.3%
Match Group, Inc.†	1,601	177,151
Electronic Measurement Instruments — 0.4%
Roper Technologies, Inc.	596	235,486
Enterprise Software/Service — 3.6%
Coupa Software, Inc.†	2,011	551,497
Veeva Systems, Inc., Class A†	3,365	946,204
Workday, Inc., Class A†	2,403	516,957
		2,014,658
Entertainment Software — 0.8%
Activision Blizzard, Inc.	3,273	264,949
Take-Two Interactive Software, Inc.†	1,054	174,142
		439,091
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,301	130,165
Gold Mining — 0.1%
Royal Gold, Inc.	245	29,442
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Internet Application Software — 3.7%
Okta, Inc.†	4,336	$927,254
Shopify, Inc., Class A†	1,148	1,174,369
		2,101,623
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	2,397	627,774
Spotify Technology SA†	3,781	917,157
Twitter, Inc.†	19,190	853,955
		2,398,886
Internet Content-Information/News — 0.3%
IAC/InterActiveCorp†	1,405	168,291
Medical Instruments — 1.7%
Intuitive Surgical, Inc.†	1,314	932,336
Medical-Biomedical/Gene — 0.5%
Royalty Pharma PLC, Class A	6,334	266,471
Medical-Drugs — 0.8%
Zoetis, Inc.	2,875	475,438
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	68	30,706
Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	525	172,919
Retail-Discount — 0.8%
Costco Wholesale Corp.	1,306	463,630
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10	8,654
Total Common Stocks (cost $11,913,097)		17,920,705
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
Credit Suisse Group AG 6.25% due 12/29/2049*(3) (cost $187,420)	$200,000	214,228
ASSET BACKED SECURITIES — 16.0%
Diversified Financial Services — 16.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	120,000	133,192
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	90,149	90,742
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(5)	8,136	8,874
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	40,734
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	75,244	76,196

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(5)(6)	$26,087	$26,670
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(5)(6)	107,488	108,124
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	13,221	13,431
Atrium XII FRS Series 12A, Class AR 1.09% (ML+0.83%) due 04/22/2027*(7)	247,177	245,867
BANK VRS Series 2017-BNK8, Class XA 0.87% due 11/15/2050(4)(6)(8)	988,516	42,519
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(4)(6)(8)	995,855	61,379
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	74,081	76,718
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	50,442	50,960
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	45,254	46,146
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	47,092	48,678
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	47,280	49,227
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	57,890	60,191
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.00% (1 ML+0.85%) due 08/15/2036*(4)	152,000	147,565
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.51% due 02/25/2036(5)(6)	63,318	57,611
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.45% (1 ML+ 1.30%) due 03/25/2029*)	6,181	6,180
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.58% (1 ML + 1.40%) due 10/25/2029*	$37,196	$37,128
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(6)(8)	209,064	6,266
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(6)(8)	361,948	10,617
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(4)(6)(8)	996,757	43,635
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(4)(6)(8)	338,844	27,415
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(4)(6)(8)	99,991	12,200
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 1.02% (3 ML+0.78%) due 04/27/2027*(7)	187,284	185,751
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	64,913	66,352
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	30,240	29,837
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(5)(6)	41,069	41,445
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.05% (1 ML+0.90%) due 10/15/2034*(4)	100,000	99,401
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	125,105	135,635
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	65,000	71,378
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	140,000	147,857
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	143,491	155,304
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	150,000	163,785
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	195,000	208,479

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	$28,058	$21,774
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(4)(6)(8)	1,129,598	31,888
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(4)	95,000	100,461
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	38,415	39,883
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(4)(6)(8)	100,989	11,466
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	125,000	136,121
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(4)	85,000	90,451
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(5)(6)	15,076	15,108
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	79,065	80,150
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	47,919	48,476
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,625	52,748
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,800	62,209
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,829
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	87,065
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,653
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.24% due 05/25/2035(5)(6)	48,255	47,398
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.05% (1 ML+1.90%) due 11/26/2029*(5)	$150,000	$146,909
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.48% due 07/10/2051(4)(6)(8)	1,193,991	28,753
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	125,000	124,581
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,445	35,343
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	100,000	100,810
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.68% due 02/13/2053(4)(6)(8)	999,220	50,528
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	97,000	105,148
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	152,069
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.39% due 04/25/2036(5)(6)	4,613	3,704
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.41% due 03/25/2047(5)(6)	15,731	12,731
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,530
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(5)	39,210	38,889
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	25,000	25,977
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	68,000	74,158
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(5)(9)	91,540	91,858
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	95,067	95,068
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	117,960	119,418

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.65% (1 ML + 1.50%) due 05/01/2024*	$79,280	$78,176
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 1.65% (1 ML+1.50%) due 04/01/2024*	73,284	73,049
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.70% due 12/25/2034(5)(6)	13,827	13,862
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.78% due 02/25/2035(5)(6)	9,213	9,448
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	53,658	53,807
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(6)(8)	237,429	7,607
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.58% due 06/15/2050(4)(6)(8)	121,644	7,701
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	105,000	106,738
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	27,879	18,647
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% (1 ML+0.28%) due 10/25/2035(5)	63,332	63,408
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	100,718
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(5)(6)	59,758	64,514
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(5)	74,216	74,051
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(5)	57,804	57,836
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(5)(6)	$78,580	$79,995
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	75,127	78,666
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	57,349	61,957
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	51,871	55,768
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	92,548	100,281
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	94,669	102,421
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	75,488	81,564
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	57,128	62,451
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	82,002	88,399
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	17,622	18,289
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	49,834	50,008
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	50,235	50,661
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.55% (1 M + 1.40%) due 07/25/2029*	7,561	7,558
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 1.08% (3 ML+0.80%) due 07/15/2027*(7)	119,980	119,736
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.12% (3 ML+0.85%) due 04/17/2027*(7)	65,881	65,761

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	$13,464	$13,464
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	43,869	43,949
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	33,089	20,895
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.32% (3 ML+1.05%) due 04/30/2027*(7)	227,583	226,296
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(5)	100,000	99,998
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.35% (1 ML+1.2%) due 06/25/2029*	9,986	9,978
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	82,199	67,237
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	95,000	95,638
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	9,633	9,704
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.40% (1 ML+0.25%) due 11/25/2036	200,000	184,636
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	119,134	119,290
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	102,541	105,175
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	41,607	42,774
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	93,281	97,005
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	80,000	83,474
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	$77,582	$77,589
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	73,942	73,894
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	48,943	49,038
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	70,155	70,219
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	68,722	68,751
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	80,390	80,391
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(4)(6)(8)	703,690	27,352
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	105,000	113,906
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(4)(6)	10,000	9,446
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.94% due 10/25/2036(5)(6)	17,153	15,617
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,625	51,185
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	61,413
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	71,770	72,234
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(4)(6)(8)	341,003	10
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	145,280	156,967
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	55,111	60,192
Total Asset Backed Securities (cost $8,731,694)		8,904,437

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 21.5%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 3.25% due 02/01/2035	$10,000	$9,400
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,514
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	44,960
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	18,872
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	35,000	47,047
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	24,627
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,531
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	39,775
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,161
		209,887
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	25,000	27,428
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	43,306
		70,734
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	17,195
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	13,713
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	17,000	22,392
		36,105
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	17,425
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	36,284
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$35,000	$37,040
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,342
State Street Corp. Senior Notes 2.90% due 03/30/2026*	15,000	16,310
		95,692
Banks-Super Regional — 0.8%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,774
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	63,469
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	50,000	52,356
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,659
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	147,567
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	45,000	46,414
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,461
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	5,000	6,843
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	13,649
		438,192
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	25,000	30,307
Brewery — 0.6%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	55,000	58,576
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,925
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	24,384

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	$75,000	$97,098
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	31,072
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	30,000	32,392
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	33,000	36,023
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	41,000	46,359
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	6,018
		343,847
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	10,000	11,111
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,877
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	38,795
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	40,000	40,612
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,221
		125,616
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	15,000	14,805
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	25,000	26,046
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	10,000	10,460
		36,506
Building-Residential/Commercial — 0.3%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	95,000	108,300
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	33,000
		141,300
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	$15,000	$15,547
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	31,501
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	62,542
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	11,595
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	12,476
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	33,531
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,553
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	38,977
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,563
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	46,779
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	18,422
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	12,425
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,172
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,668
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	21,493

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	$85,000	$91,460
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	21,525
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,157
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	56,073
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	20,000	26,589
		565,048
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,267
Cellular Telecom — 0.6%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	70,000	71,667
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	15,000	14,861
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	49,379
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	62,404
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	17,995
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	90,000	94,050
		310,356
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 3.60% due 11/15/2050	25,000	25,305
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	11,934
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	65,884
		103,123
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	10,000	12,423
Security Description	Principal Amount(13)	Value (Note 2)
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	$20,000	$21,353
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,447
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	35,000	37,450
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,907
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	81,563
		156,720
Computer Services — 0.7%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,929
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	103,167
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	215,000	232,886
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	22,183
		394,165
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	55,000	59,148
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	17,512
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,950
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	21,622
		119,232
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	15,000	15,173
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	15,000	17,207

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	$125,000	$132,687
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	17,000	20,006
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,982
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	120,000	126,743
		158,731
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	31,266
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	90,000	96,075
		127,341
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,577
Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,901
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	114,604
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	79,155
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	117,642
Bank of America Corp. Senior Notes 4.44% due 01/20/2048(6)	5,000	6,510
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	71,949
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,733
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	26,063
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	38,608
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	$80,000	$86,554
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030(6)	15,000	17,267
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	30,000	35,962
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,596
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,152
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	88,172
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	52,286
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	24,000	34,870
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	37,552
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	16,271
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,366
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	96,674
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,880
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	56,241
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	51,646
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	43,331
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,363
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,375
Morgan Stanley Senior Notes 2.70% due 01/22/2031	55,000	58,586
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	33,212

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.59% due 07/22/2028	$50,000	$56,235
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	22,605
		1,426,361
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	30,000	31,069
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,240
		56,309
Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	86,578
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	65,000	66,336
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	29,197
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,151
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	20,000	25,322
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	4,980
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,646
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,994
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,195
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,639
		139,124
Electric-Integrated — 1.8%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	25,000	26,634
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	$20,000	$24,429
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	17,008
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,284
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	5,000	5,334
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	14,904
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	35,000	39,313
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	17,666
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	45,000	57,100
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,294
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,879
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	32,199
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	45,087
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,969
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,780
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,402
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	30,000	31,317
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	35,908
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,618
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	75,000	84,859

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	$25,000	$27,704
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	10,623
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	25,888
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	71,360
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,244
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,263
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,063
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	50,000	49,163
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,448
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	42,811
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	30,000	33,487
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,760
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	25,000	25,833
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,730
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,499
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,627
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	33,476
Southern Co. Senior Notes 3.70% due 04/30/2030	35,000	39,981
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	$5,000	$6,147
		992,091
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	45,000	48,390
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,495
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,149
		67,034
Electronic Components-Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	2,000	2,216
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	20,000	21,663
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	36,000	40,558
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	145,000	171,042
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	10,871
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,962
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	55,000	56,927
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	35,158
		363,397
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	82,636
Oracle Corp. Senior Notes 4.00% due 11/15/2047	30,000	35,566
		118,202
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	33,040

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$40,000	$43,539
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,589
		61,128
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	172,662
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,553
Mondelez International, Inc. Senior Sec. Notes 1.50% due 02/04/2031	25,000	24,370
		44,923
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,735
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,805
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	15,000	18,319
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,804
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	45,101
		92,764
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	19,011
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	55,000	55,069
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	68,704
		123,773
Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	31,737
Security Description	Principal Amount(13)	Value (Note 2)
Gas-Distribution (continued)
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	$40,000	$42,561
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,863
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	60,000	68,368
		170,529
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	93,375
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	60,000	59,700
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	31,041
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	40,000	44,173
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	22,157
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	12,108
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	13,164
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	16,164
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,843
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	23,780
		184,430
Insurance-Life/Health — 0.3%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	105,000	122,279
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	16,432
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	22,216

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.50% due 12/15/2049	$25,000	$24,226
		185,153
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,343
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	52,576
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,911
		80,830
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,588
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,640
Machinery-General Industrial — 0.2%
Otis Worldwide Corp. Senior Sec. Notes 2.57% due 02/15/2030	120,000	128,968
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,899
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	62,677
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	20,000	23,022
		106,598
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	15,000	16,156
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,970
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	80,000	87,782
		105,752
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	$10,000	$10,468
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	20,000	21,192
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	80,000	83,923
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	20,000	21,199
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	15,000	15,958
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	21,495
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,082
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	70,000	69,878
		246,195
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	35,000	38,560
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	35,000	41,551
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	20,000	24,344
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	29,118
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	68,209
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,765
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,181
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,236
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	10,000	10,355
		259,319

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	$30,000	$37,681
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	31,125
Centene Corp. Senior Notes 4.63% due 12/15/2029	15,000	16,180
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	25,000	26,195
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,619
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,304
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	22,976
		183,080
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,300
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	40,000	43,187
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,361
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	20,000	19,925
Oil Companies-Exploration & Production — 0.1%
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,614
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	24,460
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	19,449
		47,523
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	15,000	17,207
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	$30,000	$36,706
		53,913
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,553
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	15,000	14,587
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,435
		70,575
Pharmacy Services — 0.2%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	35,000	39,864
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	44,222
		84,086
Pipelines — 0.6%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	15,894
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,054
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	30,000	32,208
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	50,000	50,190
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,168
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	30,000	30,214
MPLX LP Senior Notes 1.75% due 03/01/2026	15,000	14,932
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,992
MPLX LP Senior Notes 4.25% due 12/01/2027	20,000	22,416
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	25,373

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 5.20% due 03/01/2047	$5,000	$5,452
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	5,501
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	5,000	4,930
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	4,810
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	13,350
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,251
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	30,000	33,794
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	10,000	10,219
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,579
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,864
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	3,000	3,364
Williams Partners LP Senior Notes 6.30% due 04/15/2040	8,000	9,892
		351,447
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,137
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	48,132
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	5,047
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	45,000	46,846
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,273
Security Description	Principal Amount(13)	Value (Note 2)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	$15,000	$17,125
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	42,809
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	86,032
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	63,269
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,441
		363,111
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,450
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,604
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	65,000	73,841
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,734
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	20,000	25,664
Lowe's Cos., Inc. Senior Bonds 5.00% due 04/15/2040	15,000	19,662
		124,901
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	16,020
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	33,685
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,171
		61,876
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	10,179

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools (continued)
Howard University Notes 2.80% due 10/01/2030	$5,000	$5,160
Howard University Notes 2.90% due 10/01/2031	25,000	26,100
Howard University Notes 3.48% due 10/01/2041	10,000	10,189
		51,628
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	13,441
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,992
		40,433
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	25,000	26,373
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	38,087
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	71,000	68,811
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	2,000	1,965
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	4,000	4,482
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	17,710
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	18,000	20,657
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	125,000	141,254
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	12,311
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	38,238
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	62,334
		405,849
Security Description	Principal Amount(13)	Value (Note 2)
Television — 0.4%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	$35,000	$40,052
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	130,000	156,320
		196,372
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	10,000	10,566
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	20,558
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	17,327
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	11,866
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	37,319
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	25,594
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	5,000	6,698
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	30,000	30,149
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	40,000	42,241
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	20,000	21,296
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	50,000	51,431
		275,045
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	45,478
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,539
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	50,000	49,072
		54,611

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	$20,000	$22,218
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	35,000	42,073
		64,291
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	37,134
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	33,796
		70,930
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,477
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,769
		24,246
Total U.S. Corporate Bonds & Notes (cost $11,316,720)		12,102,506
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	41,339
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	68,334
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,973
		79,307
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,315
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	32,250
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,527
Security Description	Principal Amount(13)		Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*		$5,000	$5,013
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*		60,000	59,892
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*		15,000	14,876
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*		10,000	9,697
			89,478
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*		30,000	31,837
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		14,000	14,253
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	48,522
			94,612
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		60,000	61,740
Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		0	0
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	20,748
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		30,000	34,174
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		15,000	17,207
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	7,234
			79,363
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		30,000	34,598
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	17,714

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		$5,000	$5,885
			58,197
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,392
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		10,000	10,991
			16,383
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	61,848
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	17,734
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,367
			91,949
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	800,000	36,548
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	43,154
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		30,000	30,102
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		15,000	15,947
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	24,776
			40,723
Total Foreign Corporate Bonds & Notes (cost $865,913)			812,987
MUNICIPAL BONDS & NOTES — 1.6%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	5,159
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	15,121
Security Description	Principal Amount(13)	Value (Note 2)
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	$30,000	$31,301
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	10,815
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	86,578
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	86,954
Florida State Board of Administration Finance Corp Series A Revenue Bonds 1.26% due 07/01/2025	75,000	76,151
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	36,429
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	103,722
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	34,000	50,629
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	111,279
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	100,000	129,494
State of California General Obligation Bonds 7.30% due 10/01/2039	20,000	32,845
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	8,655
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,097
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	49,636	50,502
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,244
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,070

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	$20,000	$21,102
Total Municipal Bonds & Notes (cost $821,930)		882,147
U.S. GOVERNMENT AGENCIES — 28.0%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028	7,072	7,485
2.50% due 04/01/2028	15,896	16,812
3.00% due 08/01/2027	24,930	26,240
3.50% due 03/01/2042	7,207	7,810
3.50% due 08/01/2042	39,646	42,755
3.50% due 09/01/2043	26,414	29,076
4.00% due 03/01/2023	19	20
4.00% due 09/01/2040	2,623	2,880
4.00% due 10/01/2043	38,935	42,958
4.50% due 01/01/2039	968	1,074
5.00% due 12/01/2020	124	130
5.00% due 05/01/2021	541	570
5.00% due 07/01/2021	219	231
5.00% due 05/01/2034	20,630	23,711
5.50% due 05/01/2037	3,947	4,582
5.50% due 06/01/2037	2,163	2,513
6.50% due 05/01/2029	1,021	1,145
6.50% due 07/01/2035	1,328	1,535
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	1,150	1,191
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	79,000	90,867
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(4)(6)(8)	199,809	10,010
Series K064, Class X1 0.74% due 03/25/2027(4)(6)(8)	369,317	12,959
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(8)	189,845	16,930
Series K114, Class X1 1.21% due 06/25/2030(4)(6)(8)	229,973	21,510
Series K111, Class X1 1.68% due 05/25/2030(4)(6)(8)	99,968	12,878
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058	19,168	21,741
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*	12,638	12,170
Security Description	Principal Amount(13)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*	$39,007	$38,135
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*	35,785	35,032
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*	65,153	64,529
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*	41,802	41,096
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(5)	29,216	29,657
Series 3964, Class MD 2.00% due 01/15/2041(5)	3,522	3,610
Series 4961, Class JB 2.50% due 12/15/2042	49,422	51,564
Series 3883, Class PB 3.00% due 05/15/2041	16,322	17,642
Series 1577, Class PK 6.50% due 09/15/2023(5)	958	1,012
Series 1226, Class Z 7.75% due 03/15/2022(5)	85	88
		694,148
Federal National Mtg. Assoc. — 4.1%
2.50% due 04/01/2028	27,739	29,008
2.50% due 02/01/2043	52,832	56,283
2.50% due 03/01/2043	100,538	107,106
2.66% due 03/01/2027	406,472	446,910
3.00% due 10/01/2027	10,793	11,344
3.00% due 12/01/2027	8,442	8,874
3.00% due 01/01/2028	17,192	18,060
4.00% due 11/01/2025	2,535	2,689
4.50% due 01/01/2039	3,335	3,740
4.50% due 09/01/2039	8,623	9,666
4.50% due 09/01/2040	15,892	17,887
4.50% due 05/01/2041	7,602	8,545
5.00% due 05/01/2035	175	201
5.00% due 07/01/2040	12,935	14,891
5.50% due 10/01/2021	831	841
5.50% due 06/01/2022	832	852
5.50% due 12/01/2029	2,454	2,725
5.50% due 05/01/2034	9,197	10,369
5.50% due 08/01/2037	16,189	18,797
5.50% due 06/01/2038	3,418	3,967
6.00% due 06/01/2026	6,461	7,202
6.00% due 04/01/2027	36,907	41,133
6.00% due 12/01/2033	13,260	15,664
6.00% due 05/01/2034	8,041	9,517
6.50% due 06/01/2035	13,407	14,995
6.50% due 10/01/2037	1,393	1,566
7.00% due 06/01/2037	8,097	9,452

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	$2,576	$2,685
2.96% (12 ML+1.57%) due 05/01/2037	2,066	2,155
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*	20,508	20,427
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*	21,914	19,623
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(5)	33,817	34,438
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	53,636	54,662
Series 2013-77, Class BP 1.70% due 06/25/2043	28,046	28,498
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	4,442	4,537
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	13,301	13,705
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	26,151	27,035
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	27,027	27,912
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	26,289	27,622
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	81,741	85,934
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	41,692	43,146
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	37,257	38,711
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	11,002	11,861
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	19,582	20,283
Series 2017-72, Class B 3.00% due 09/25/2047(5)	34,801	37,369
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	34,753	37,393
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	53,343	57,479
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	65,428	68,930
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	15,951	17,301
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	37,292	39,113
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	26,851	27,586
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	$34,986	$37,120
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	34,170	37,189
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	36,567	39,434
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	35,748	39,103
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	40,313	41,570
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	25,781	26,559
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	36,006	37,968
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	49,429	52,130
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	20,615	21,647
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	37,823	40,613
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	37,220	40,254
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	36,309	39,372
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	36,595	40,785
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	30,739	32,185
Series 415, Class A3 STRIPS 3.00% due 11/25/2042	39,206	42,384
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*	39,431	39,175
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029	24,760	25,471
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029	39,469	40,781
		2,294,429
Government National Mtg. Assoc. — 7.0%
2.50% due October 30 TBA	150,000	157,529
2.50% due October 30 TBA	100,000	104,734
3.00% due October 30 TBA	550,000	575,878
3.00% due November 30 TBA	500,000	523,047
3.50% due October 30 TBA	810,000	852,873
3.50% due November 30 TBA	700,000	737,269
4.00% due 09/15/2040	10,710	11,624
4.00% due 11/15/2040	38,275	41,415
4.00% due October 30 TBA	650,000	690,612
4.50% due 02/15/2039	4,152	4,584
4.50% due 08/15/2041	69,617	77,087
5.50% due 05/15/2036	4,732	5,228

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2032	$6,363	$7,533
6.00% due 12/15/2033	21,703	25,872
7.00% due 07/15/2033	4,754	5,521
7.00% due 11/15/2033	5,655	6,683
8.00% due 11/15/2031	1,448	1,454
9.00% due 11/15/2021	19	19
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(5)	43,254	43,779
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	26,458	26,784
Series 2013-37, Class LG 2.00% due 01/20/2042	34,931	35,942
Series 2005-74, Class HA 7.50% due 09/16/2035(5)	37	40
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	3,742	4,227
		3,939,734
Uniform Mtg. Backed Securities — 15.7%
2.00% due October 15 TBA	1,000,000	1,039,688
2.00% due October 30 TBA	1,800,000	1,861,031
2.00% due November 30 TBA	1,800,000	1,857,907
2.50% due November 30 TBA	225,000	235,693
3.00% due October 30 TBA	600,000	628,535
3.00% due November 30 TBA	600,000	628,652
3.50% due October 30 TBA	1,025,000	1,080,694
4.00% due October 30 TBA	665,000	709,251
4.50% due October 30 TBA	425,000	459,730
5.00% due October 30 TBA	300,000	328,723
		8,829,904
Total U.S. Government Agencies (cost $15,568,997)		15,758,215
U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 6.8%
1.00% due 02/15/2048 (TIPS)(10)	68,284	94,329
1.25% due 05/15/2050	292,000	277,583
2.25% due 08/15/2049	135,000	161,014
2.50% due 02/15/2045(11)	213,000	262,722
2.88% due 08/15/2045	220,000	289,652
3.00% due 11/15/2045	170,000	228,869
3.13% due 05/15/2048	110,000	153,321
3.38% due 05/15/2044(12)	1,675,000	2,368,358
		3,835,848
United States Treasury Notes — 5.4%
0.38% due 01/15/2027 TIPS(10)	198,401	218,327
0.63% due 01/15/2026 TIPS(10)	294,370	324,537
0.88% due 01/15/2029 TIPS(10)	251,360	292,884
0.63% due 05/15/2030	985,000	982,076
Security Description	Shares/ Principal Amount(13)		Value (Note 2)
United States Treasury Notes (continued)
0.63% due 08/15/2030		$430,000	$427,615
2.75% due 08/31/2025		685,000	767,815
			3,013,254
Total U.S. Government Treasuries (cost $6,165,115)			6,849,102
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	125,587
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	30,000	39,746
Government of Romania Senior Notes 4.00% due 02/14/2051*		36,000	37,080
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	59,938
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,449
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,490
Total Foreign Government Obligations (cost $260,926)			289,290
OPTIONS — PURCHASED†(14) — 0.1%
Over the Counter Put Options on Currency Contracts		14,263,411	32,071
Over the Counter Put Options on Interest Swap Contracts		210,000	14
Total Options — Purchased (cost $82,539)			32,085
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		19,000	228
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		26,000	2
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		16,000	2
Total Escrows And Litigation Trusts (cost $0)			234
Total Long-Term Investment Securities (cost $55,914,351)			63,765,936

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(15) (cost $559,707)	$559,707	$559,707
REPURCHASE AGREEMENTS — 8.6%
Bank of America Securities LLC Joint Repurchase Agreement(16)	1,025,000	1,025,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	915,000	915,000
BNP Paribas SA Joint Repurchase Agreement(16)	915,000	915,000
Deutsche Bank AG Joint Repurchase Agreement(16)	1,010,000	1,010,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	965,000	965,000
Total Repurchase Agreements (cost $4,830,000)		4,830,000
TOTAL INVESTMENTS (cost $61,304,058)(17)	123.2%	69,155,643
Liabilities in excess of other assets	(23.2)	(13,015,508)
NET ASSETS	100.0%	$56,140,135

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $9,545,280 representing 17.0% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,564	$865.45	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)    Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Collateralized Loan Obligation

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2020.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  Options — Purchased

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Value at Premiums Paid	Unrealized September 30, 2020	Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$3,231	$19,564	$13,004	$(6,560)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	4,109	17,943	2,987	(14,956)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	3,678	19,508	11,354	(8,154)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	3,246	20,263	4,726	(15,537)
						$77,278	$32,071	$(45,207)

Over the Counter Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$210	$5,261	$14	$(5,247)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(15)  The rate shown is the 7-day yield as of September 30, 2020.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Australian 10 Year Bonds	December 2020	$422,565	$428,010	$5,445
30	Long	U.S. Treasury 10 Year Notes	December 2020	4,174,111	4,185,937	11,826
						$17,271
						Unrealized (Depreciation)
3	Short	Euro-Bund Futures	December 2020	$612,441	$613,848	$(1,407)
1	Short	Euro-OAT Futures	December 2020	196,972	197,616	(644)
25	Short	U.S. Treasury 5 Year Notes	December 2020	3,146,092	3,150,781	(4,689)
10	Short	U.S. Treasury 10 Year Ultra Notes	December 2020	1,591,469	1,599,219	(7,750)
6	Short	U.S. Treasury Long Bonds	December 2020	1,056,516	1,057,688	(1,172)
						$(15,662)
Net Unrealized Appreciation (Depreciation)						$1,609

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	MXN	800,000	USD	39,417	06/10/2021	$4,271	$—
HSBC Bank USA	EUR	183,000	USD	216,625	12/16/2020	1,706	—
Standard Chartered Bank	EUR	12,000	USD	14,252	12/16/2020	159	—
Unrealized Appreciation (Depreciation)						$6,136	$—

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	290	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	$(547)	$367
USD	60	12/16/2030	USD-3 Month-LIBOR-BBA/Quarterly	0.75%/Semi-annually	(153)	29
USD	135	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	421	10,238
					$(279)	$10,634

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$8,654	$8,654
Other Industries	17,519,523	392,528	**	—	17,912,051
Preferred Securities/Capital Securities	—	214,228		—	214,228
Asset Backed Securities	—	8,904,437		—	8,904,437
U.S. Corporate Bonds & Notes	—	12,102,506		—	12,102,506
Foreign Corporate Bonds & Notes	—	812,987		—	812,987
Municipal Bond & Notes	—	882,147		—	882,147
U.S. Government Agencies	—	15,758,215		—	15,758,215
U.S. Government Treasuries	—	6,849,102		—	6,849,102
Foreign Government Obligations	—	289,290		—	289,290
Options — Purchased	—	32,085		—	32,085
Escrows and Litigation Trusts	—	228		6	234
Short-Term Investment Securities	559,707	—		—	559,707
Repurchase Agreements	—	4,830,000		—	4,830,000
Total Investments at Value	$18,079,230	$51,067,753		$8,660	$69,155,643
Other Financial Instruments:†
Futures Contracts	$17,271	$—		$—	$17,271
Forward Foreign Currency Contracts	—	6,136		—	6,136
Centrally Cleared Interest Rate Swap Contracts	—	10,634		—	10,634
Total Other Financial Instruments	$17,271	$16,770		$—	$34,041
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$15,662	$—		$—	$15,662

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	20.8%
Diversified Financial Services	19.9
United States Treasury Bonds	9.6
Repurchase Agreements	8.9
Government National Mtg. Assoc.	8.4
United States Treasury Notes	5.8
Federal National Mtg. Assoc.	4.8
Diversified Banking Institutions	4.0
Electric-Integrated	2.2
Internet Content-Entertainment	2.2
Enterprise Software/Service	2.2
Commercial Services-Finance	1.9
Internet Application Software	1.9
Municipal Bonds & Notes	1.9
E-Commerce/Products	1.6
Federal Home Loan Mtg. Corp.	1.5
Cable/Satellite TV	1.3
Medical-Drugs	1.2
Computer Software	1.2
Medical Instruments	1.2
Pipelines	1.0
Banks-Super Regional	1.0
Medical-Biomedical/Gene	0.9
Telephone-Integrated	0.9
Real Estate Investment Trusts	0.9
Computer Services	0.8
Cellular Telecom	0.8
Brewery	0.8
Sovereign	0.7
Applications Software	0.7
Tobacco	0.7
Electronic Components-Semiconductors	0.6
Aerospace/Defense-Equipment	0.6
Communications Software	0.5
Finance-Other Services	0.5
Registered Investment Companies	0.5
Containers-Metal/Glass	0.5
Insurance-Life/Health	0.5
Aerospace/Defense	0.5
Television	0.4
Medical-HMO	0.4
Chemicals-Specialty	0.4
Retail-Discount	0.4
Entertainment Software	0.4
Insurance Brokers	0.4
Gas-Distribution	0.4
Data Processing/Management	0.4
Electric-Distribution	0.3
Building-Residential/Commercial	0.3
Coatings/Paint	0.3
Semiconductor Components-Integrated Circuits	0.3
Machinery-General Industrial	0.3
Decision Support Software	0.3
Oil Companies-Integrated	0.3
Retail-Building Products	0.3
Funeral Services & Related Items	0.3
Building Products-Cement	0.3
Computers	0.3
Computer Aided Design	0.3
Banks-Fiduciary	0.2
Medical Products	0.2
Chemicals-Diversified	0.2%
Broadcast Services/Program	0.2
Electronic Measurement Instruments	0.2
Food-Misc./Diversified	0.2
Hazardous Waste Disposal	0.2
Drug Delivery Systems	0.2
Diagnostic Equipment	0.2
Pharmacy Services	0.2
Insurance-Mutual	0.2
Internet Security	0.2
Trucking/Leasing	0.2
Oil Refining & Marketing	0.2
E-Commerce/Services	0.2
Retail-Apparel/Shoe	0.2
Retail-Restaurants	0.2
Internet Content-Information/News	0.2
Diversified Manufacturing Operations	0.1
Electric-Transmission	0.1
Finance-Credit Card	0.1
Hotels/Motels	0.1
Metal-Iron	0.1
Transport-Rail	0.1
Transport-Services	0.1
Oil Companies-Exploration & Production	0.1
Schools	0.1
Transactional Software	0.1
Food-Confectionery	0.1
Retail-Auto Parts	0.1
Multimedia	0.1
Banks-Commercial	0.1
Wireless Equipment	0.1
SupraNational Banks	0.1
Electronic Components-Misc.	0.1
Building Products-Air & Heating	0.1
Rental Auto/Equipment	0.1
Insurance-Property/Casualty	0.1
Steel-Producers	0.1
Finance-Consumer Loans	0.1
Beverages-Non-alcoholic	0.1
Water	0.1
128.7%
Credit Quality†#
Aaa	54.3%
Aa	0.8
A	9.5
Baa	14.3
Ba	4.3
B	0.3
Caa	0.5
Ca	0.2
Not Rated##	15.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.6%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	1,704	$151,077
Applications Software — 0.6%
ServiceNow, Inc.†	569	275,965
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	494	116,268
Chemicals-Specialty — 0.4%
Ecolab, Inc.	918	183,453
Coatings/Paint — 0.3%
Sherwin-Williams Co.	163	113,569
Commercial Services-Finance — 1.6%
Adyen NV†*	84	154,800
S&P Global, Inc.	159	57,335
Square, Inc., Class A†	3,027	492,039
		704,174
Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	484	227,533
Computer Aided Design — 0.3%
Autodesk, Inc.†	457	105,572
Computer Software — 1.2%
Slack Technologies, Inc., Class A†	5,178	139,081
Twilio, Inc., Class A†	1,459	360,504
		499,585
Containers-Metal/Glass — 0.2%
Ball Corp.	941	78,216
Diagnostic Equipment — 0.2%
Danaher Corp.	338	72,782
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	152	478,607
Chewy, Inc., Class A†	1,941	106,425
		585,032
E-Commerce/Services — 0.2%
Match Group, Inc.†	633	70,041
Electronic Measurement Instruments — 0.2%
Roper Technologies, Inc.	235	92,851
Enterprise Software/Service — 1.9%
Coupa Software, Inc.†	795	218,021
Veeva Systems, Inc., Class A†	1,330	373,983
Workday, Inc., Class A†	949	204,158
		796,162
Entertainment Software — 0.4%
Activision Blizzard, Inc.	1,294	104,749
Take-Two Interactive Software, Inc.†	417	68,897
		173,646
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	514	51,426
Gold Mining — 0.0%
Royal Gold, Inc.	97	11,657
Internet Application Software — 1.9%
Okta, Inc.†	1,713	366,325
Shopify, Inc., Class A†	453	463,405
		829,730
Security Description	Shares/ Principal Amount (17)	Value (Note 2)
Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	947	$248,019
Spotify Technology SA†	1,494	362,400
Twitter, Inc.†	7,583	337,443
		947,862
Internet Content-Information/News — 0.2%
IAC/InterActiveCorp†	555	66,478
Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	519	368,251
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC, Class A	2,503	105,301
Medical-Drugs — 0.4%
Zoetis, Inc.	1,136	187,860
Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Trust	27	12,192
Retail-Apparel/Shoe — 0.2%
Lululemon Athletica, Inc.†	207	68,180
Retail-Discount — 0.4%
Costco Wholesale Corp.	516	183,180
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4	3,462
Total Common Stocks (cost $4,698,454)		7,081,505
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $254,242)	$275,000	294,563
ASSET BACKED SECURITIES — 19.9%
Diversified Financial Services — 19.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(8)	120,000	133,192
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(4)	9,735	10,617
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	40,734
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	26,087	26,670
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(4)(5)	98,141	98,722
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	2,644	2,686
Atrium XII FRS Series 12A, Class AR 1.09% (3 ML+0.83%) due 04/22/2027*(6)	247,177	245,867

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BANK VRS Series 2017-BNK8, Class XA 0.87% due 11/15/2050(5)(7)(8)	$988,516	$42,519
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(5)(7)(8)	995,855	61,379
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	74,081	76,718
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	50,442	50,960
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	45,254	46,146
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	47,092	48,678
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	47,280	49,227
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	60,302	62,699
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.00% (1 ML+0.85%) due 08/15/2036*(8)	153,000	148,536
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.51% due 02/25/2036(4)(5)	75,248	68,465
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.45% (1 ML+ 1.30%) due 03/25/2029*(4)	6,181	6,180
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.58% (1 ML + 1.40%) due 10/25/2029*(4)	37,196	37,128
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(5)(7)(8)	211,045	6,325
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(5)(7)(8)	361,948	10,617
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(5)(7)(8)	996,757	43,635
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(5)(7)(8)	315,923	25,561
Security Description	Principal Amount (17)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(5)(7)(8)	$99,991	$12,200
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.70% (1 ML + 2.55%) due 12/15/2037*(8)	100,000	95,187
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	64,913	66,352
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	75,000	81,574
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	33,390	32,945
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	41,069	41,445
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.39% (3 ML+1.15%) due 10/25/2028*(6)	250,000	248,781
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.05% (1 ML+0.90%) due 10/15/2034*(5)(8)	100,000	99,401
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	75,000	82,359
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	155,000	163,699
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	143,546	155,363
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	149,000	162,693
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	30,648	23,783
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(5)(7)(8)	1,120,710	31,637
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(8)	90,000	95,174
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	38,415	39,883
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(5)(7)(8)	99,989	11,353
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(8)	125,000	136,121

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(8)	$85,000	$90,451
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	15,076	15,108
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	76,136	77,181
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,800	62,209
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,829
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	81,943
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,653
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.24% due 05/25/2035(4)(5)	53,770	52,815
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.05% (1 ML+1.90%) due 11/26/2029*(4)	150,000	146,909
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.48% due 07/10/2051(5)(7)(8)	1,119,491	26,959
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	160,000	159,463
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	40,000	46,435
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(8)	100,000	100,810
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	140,000	152,069
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.39% due 04/25/2036(4)(5)	5,535	4,445
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.41% due 03/25/2047(4)(5)	15,731	12,731
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(4)	17,756	17,529
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(4)	41,077	40,741
Security Description	Principal Amount (17)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(8)	$25,000	$25,977
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(8)	85,000	94,010
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(9)	91,540	91,858
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(4)(9)	95,067	95,068
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	117,960	119,418
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.65% (1 ML + 1.50%) due 05/01/2024*(4)	79,280	78,176
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 1.85% (1 ML+1.70%) due 03/01/2024*(4)	54,153	53,519
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.70% due 12/25/2034(4)(5)	14,665	14,702
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.78% due 02/25/2035(4)(5)	8,774	8,998
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	54,169	54,319
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(5)(7)(8)	237,429	7,607
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	25,000	27,274
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.58% due 06/15/2050(5)(7)(8)	126,510	8,009
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	105,000	106,738
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	25,649	17,156
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% (1 ML+0.28%) due 10/25/2035(4)	66,042	66,121

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	$100,000	$100,718
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	59,758	64,514
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(4)(5)	71,657	71,497
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(4)	58,182	58,214
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	75,127	78,666
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	55,437	59,892
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	51,918	55,819
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	93,413	101,218
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	96,923	104,859
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	75,488	81,564
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	57,128	62,451
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	82,002	88,399
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	8,585	8,910
NRZ Excess Spread — Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	49,834	50,008
Security Description	Principal Amount (17)	Value (Note 2)
Diversified Financial Services (continued)
NRZ Excess Spread — Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	$50,235	$50,661
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.55% (1 M + 1.40%) due 07/25/2029*(4)	7,561	7,558
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.12% (3 ML+0.85%) due 04/17/2027*(6)	65,881	65,761
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	13,464	13,464
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	43,553	43,633
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	39,982	25,248
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.15% (1 ML+2.00%) due 03/27/2024*(4)	67,802	61,022
Preston Ridge Partners Mtg. Series 2020-3, Class A1*(4)(9)	100,000	99,998
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.35% (1 ML+1.2%) due 06/25/2029*(4)	9,986	9,978
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	95,399	78,035
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(8)	90,000	90,605
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	9,633	9,704
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.40% (1 ML+0.25%) due 11/25/2036	195,000	180,020
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	119,134	119,290
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 1.11% (3 ML+0.84%) due 04/20/2028*(6)	245,430	242,854
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	31,299	32,083

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	$96,509	$98,988
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	41,607	42,774
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	87,797	91,301
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	77,582	77,589
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	73,942	73,894
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	48,943	49,038
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	70,155	70,219
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	68,722	68,751
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(9)	69,447	69,620
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	80,390	80,391
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(5)(7)(8)	703,690	27,352
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(8)	60,000	66,784
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	80,000	86,785
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(5)(8)	10,000	9,446
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.94% due 10/25/2036(4)(5)	18,225	16,593
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,625	51,185
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	56,295
Security Description	Principal Amount (17)	Value (Note 2)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	$71,770	$72,234
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(5)(7)(8)	385,577	12
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	145,000	156,665
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	130,000	142,062
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	60,000	65,532
Total Asset Backed Securities (cost $8,382,307)		8,531,594
U.S. CORPORATE BONDS & NOTES — 26.7%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	9,400
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,514
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	39,340
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	18,872
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	35,000	47,047
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,161
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	34,093
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,471
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,530
		192,428
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	25,000	27,428
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	43,306
		70,734

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	$15,000	$17,195
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	13,713
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	17,000	22,392
		36,105
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	17,425
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	41,467
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	37,040
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,341
State Street Corp. Senior Notes 2.90% due 03/30/2026*	20,000	21,747
		101,128
Banks-Super Regional — 1.0%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,774
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	58,179
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,649
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,659
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	131,171
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	65,000	67,043
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,461
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,359
Security Description	Principal Amount (17)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	$10,000	$13,687
		420,982
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	20,000	24,246
Brewery — 0.8%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	47,926
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,924
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,192
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	90,000	116,518
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	25,893
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	20,000	21,595
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	30,000	32,748
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	39,000	44,098
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	10,000	12,036
		324,930
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	10,000	11,111
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,983
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	16,626
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	41,000	41,628
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,220
		93,568

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	$15,000	$14,805
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	25,000	26,046
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	5,000	5,230
		31,276
Building-Residential/Commercial — 0.3%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	90,000	102,600
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	28,600
		131,200
Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,547
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	31,501
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	62,542
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,797
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	40,238
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	11,106
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	33,409
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,563
Security Description	Principal Amount (17)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	$40,000	$46,779
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	6,141
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	18,638
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,172
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,668
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	21,492
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	83,000	89,308
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,625
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,157
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	56,073
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	19,942
		542,698
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,267
Cellular Telecom — 0.7%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	60,000	61,429
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	15,000	14,861
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	49,379
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	62,404
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	17,995

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	$85,000	$88,825
		294,893
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 3.60% due 11/15/2050	25,000	25,305
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	11,934
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	60,393
		97,632
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	10,000	12,423
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,353
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,447
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	25,000	26,750
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,908
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	70,000	76,125
		140,583
Computer Services — 0.8%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,929
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	103,168
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	170,000	184,142
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	22,183
		345,422
Security Description	Principal Amount (17)	Value (Note 2)
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	$50,000	$53,771
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	17,512
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,950
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	21,622
		113,855
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	10,000	10,116
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	15,000	17,207
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	122,072
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	17,000	20,006
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,982
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	115,000	121,462
		153,450
Decision Support Software — 0.3%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	31,266
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	85,000	90,737
		122,003
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,577
Diversified Banking Institutions — 3.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,901

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	$115,000	$125,519
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	45,231
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	117,642
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	71,949
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	5,041
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,824
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	26,063
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	38,608
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	70,000	75,735
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	30,000	35,962
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,152
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	36,306
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	65,832
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	30,000	34,806
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	14,939
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,365
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	16,271
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,366
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	53,708
Security Description	Principal Amount (17)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	$15,000	$15,855
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	56,241
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	51,646
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	43,331
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	58,009
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,303
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,999
Morgan Stanley Senior Notes 2.70% due 01/22/2031	45,000	47,934
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	17,713
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	22,494
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	56,513
Morgan Stanley Senior Notes 4.43% due 01/23/2030	15,000	17,922
		1,320,180
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	30,000	31,069
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,240
		56,309
Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	86,578
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	65,000	66,336
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	29,197

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	$5,000	$6,151
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	20,000	25,322
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	4,980
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,646
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,994
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,195
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,639
		139,124
Electric-Integrated — 2.2%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	25,000	26,634
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	24,429
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	22,677
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,284
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,668
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,452
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	16,913
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	35,000	39,313
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	17,666
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	44,411
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,294
Security Description	Principal Amount (17)	Value (Note 2)
Electric-Integrated (continued)
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	$15,000	$15,879
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	26,833
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	39,451
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,969
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,780
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,402
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	26,098
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	35,908
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,618
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	70,000	79,202
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	27,704
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,902
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	25,888
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	66,603
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,243
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,263
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,063
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	40,000	39,330

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	$35,000	$37,448
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	42,811
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	30,000	33,487
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,760
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	25,000	25,833
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,511
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,499
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,627
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	33,476
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	45,692
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,147
		961,168
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	43,014
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,495
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,149
		61,658
Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	130,000	153,348
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,435
Security Description	Principal Amount (17)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 4.10% due 05/19/2046	$20,000	$24,962
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	50,000	51,752
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	35,158
		270,655
Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	82,636
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	23,711
		106,347
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	25,813
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,539
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,589
		61,128
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	172,662
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,553
Mondelez International, Inc. Senior Sec. Notes 1.50% due 02/04/2031	25,000	24,370
		44,923
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,735
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,805
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	15,000	18,319
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,804

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kellogg Co. Senior Notes 3.40% due 11/15/2027	$40,000	$45,101
		92,764
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	19,011
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	50,063
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	68,704
		118,767
Gas-Distribution — 0.4%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	27,505
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	42,560
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	33,436
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	62,671
		166,172
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	88,188
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	60,000	59,700
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	31,041
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	16,565
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	27,696
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	18,162
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	13,164
Security Description	Principal Amount (17)	Value (Note 2)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	$15,000	$16,164
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,843
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	23,780
		168,415
Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	110,000	128,102
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,955
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	22,216
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	33,916
		195,189
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,343
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	47,319
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,911
		75,573
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,588
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,640
Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Sec. Notes 2.57% due 02/15/2030	115,000	123,594
Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,899
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	68,374

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	$15,000	$17,267
		106,540
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	15,000	16,156
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,970
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	75,000	82,295
		100,265
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,468
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	15,894
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	85,000	89,168
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	15,000	15,958
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	21,495
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,082
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	65,000	64,887
		219,952
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	25,000	27,543
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	35,000	41,551
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	20,000	24,344
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	29,118
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	68,209
Security Description	Principal Amount (17)	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	$25,000	$25,765
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,181
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,236
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	10,000	10,355
		248,302
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	31,401
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,218
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	31,125
Centene Corp. Senior Notes 4.63% due 12/15/2029	15,000	16,180
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	30,000	31,434
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,619
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,304
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	17,232
		189,513
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,300
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	40,000	43,187
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,361
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	20,000	19,925

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Hess Corp. Senior Notes 7.13% due 03/15/2033	$3,000	$3,614
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	24,460
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	19,449
		47,523
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	15,000	17,208
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	30,588
		47,796
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,553
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	15,000	14,587
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,435
		70,575
Pharmacy Services — 0.2%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	30,000	34,170
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	44,222
		78,392
Pipelines — 0.8%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	15,894
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,054
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	26,840
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	45,000	45,171
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,168
Security Description	Principal Amount (17)	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	$35,000	$35,250
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	4,977
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,992
MPLX LP Senior Notes 4.25% due 12/01/2027	30,000	33,624
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,298
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,452
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	5,501
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	5,000	4,930
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	4,810
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	13,350
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,251
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	30,000	33,794
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	10,000	10,219
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,579
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	10,000	11,728
Williams Partners LP Senior Notes 6.30% due 04/15/2040	5,000	6,182
		341,064
Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,136

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	$40,000	$42,784
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	5,047
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	41,641
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	27,842
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,417
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	42,809
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	86,032
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	73,814
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,441
		362,963
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,450
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,604
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	60,000	68,161
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,734
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	20,000	25,663
Lowe's Cos., Inc. Senior Bonds 5.00% due 04/15/2040	15,000	19,662
		119,220
Security Description	Principal Amount (17)	Value (Note 2)
Retail-Restaurants — 0.2%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	$20,000	$21,359
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	33,686
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,171
		67,216
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,089
Howard University Notes 2.80% due 10/01/2030	15,000	15,481
Howard University Notes 2.90% due 10/01/2031	10,000	10,440
Howard University Notes 3.48% due 10/01/2041	15,000	15,283
		46,293
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,721
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,991
		33,712
Steel-Producers — 0.1%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	25,000	26,373
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,761
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	137,000	132,777
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	5,000	5,602
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,903
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	75,000	84,752
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	12,311

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$60,000	$74,801
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	13,101
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	20,773
		354,781
Television — 0.4%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	30,000	34,331
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	130,000	156,319
		190,650
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	15,000	15,849
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	15,419
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	17,327
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	11,866
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	37,319
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	25,594
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	35,000	35,174
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,961
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,972
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	35,000	36,001
		247,482
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	45,478
Security Description	Principal Amount (17)	Value (Note 2)
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	$5,000	$5,539
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	50,000	49,072
		54,611
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000	11,109
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	35,000	42,073
		53,182
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	37,134
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	33,796
		70,930
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,477
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,769
		24,246
Total U.S. Corporate Bonds & Notes (cost $10,645,454)		11,414,211
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	41,339
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	62,639
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,973
		73,612
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,315

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		$30,000	$32,250
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		10,000	11,527
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*		5,000	5,013
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*		55,000	54,901
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*		15,000	14,876
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*		10,000	9,698
			84,488
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*		30,000	31,837
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		14,000	14,253
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	48,522
			94,612
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		55,000	56,595
Oil Companies-Integrated — 0.2%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	20,748
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		25,000	28,478
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		15,000	17,207
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	7,317
			73,750
Pipelines — 0.2%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		50,000	57,664
Security Description	Principal Amount (17)		Value (Note 2)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		$15,000	$17,714
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,884
			81,262
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,392
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		10,000	10,991
			16,383
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	61,848
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	17,734
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,367
			91,949
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	780,000	35,634
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	43,154
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		35,000	35,119
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		14,000	14,884
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	24,776
			39,660
Total Foreign Corporate Bonds & Notes (cost $869,106)			817,649
MUNICIPAL BONDS & NOTES — 1.9%
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040		10,000	10,815
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	5,158
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	15,121

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	$30,000	$31,301
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	86,579
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	86,954
Florida State Board of Administration Finance Corp Series A Revenue Bonds 1.26% due 07/01/2025	70,000	71,075
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	36,429
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	103,722
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	43,183
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	111,279
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	123,019
State of California General Obligation Bonds 7.55% due 04/01/2039	5,000	8,748
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,097
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	49,636	50,502
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,244
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,070
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,102
Total Municipal Bonds & Notes (cost $774,505)		830,398
U.S. GOVERNMENT AGENCIES — 35.5%
Federal Home Loan Mtg. Corp. — 1.5%
2.50% due 01/01/2028	4,041	4,277
2.50% due 04/01/2028	7,948	8,406
3.00% due 08/01/2027	3,579	3,761
Security Description	Principal Amount (17)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 10/01/2042	$12,750	$13,985
3.00% due 11/01/2042	4,758	5,071
3.00% due 02/01/2043	19,504	20,788
3.00% due 08/01/2043	42,891	46,733
3.50% due 02/01/2042	3,477	3,732
3.50% due 03/01/2042	2,883	3,124
3.50% due 09/01/2043	14,674	16,154
4.00% due 03/01/2023	9	10
4.00% due 10/01/2043	7,488	8,261
4.50% due 01/01/2039	438	486
5.00% due 12/01/2020	34	35
5.00% due 07/01/2021	448	471
5.00% due 05/01/2034	7,000	8,042
5.50% due 07/01/2034	4,243	4,963
5.50% due 07/01/2035	4,053	4,766
5.50% due 04/01/2037	1,378	1,599
5.50% due 05/01/2037	1,388	1,611
5.50% due 08/01/2037	7,729	8,957
6.50% due 05/01/2029	1,364	1,530
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	546	565
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(5)(7)(8)	204,805	10,261
Series K064, Class X1 0.74% due 03/25/2027(5)(7)(8)	374,241	13,132
Series K104, Class X1 1.13% due 01/25/2030(5)(7)(8)	184,849	16,485
Series K114, Class X1 1.21% due 06/25/2030(5)(7)(8)	214,975	20,107
Series K111, Class X1 1.68% due 05/25/2030(5)(7)(8)	99,968	12,877
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	82,000	94,318
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	19,168	21,741
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(4)	12,638	12,170
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(4)	24,823	24,268
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(4)	35,785	35,032

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(4)	$65,153	$64,529
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(4)	41,802	41,096
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(4)	28,063	28,486
Series 3964, Class MD 2.00% due 01/15/2041(4)	486	498
Series 4961, Class JB 2.50% due 12/15/2042(4)	49,422	51,564
Series 3883, Class PB 3.00% due 05/15/2041(4)	16,509	17,845
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,534	1,620
Series 1226, Class Z 7.75% due 03/15/2022(4)	119	123
		633,479
Federal National Mtg. Assoc. — 4.8%
2.50% due 02/01/2043	105,664	112,567
2.50% due 03/01/2043	102,877	109,597
2.66% due 03/01/2027	208,193	228,905
2.78% due 03/01/2027	72,669	80,262
3.00% due 01/01/2028	6,447	6,772
4.50% due 01/01/2039	1,334	1,496
4.50% due 06/01/2039	21,426	23,627
4.50% due 05/01/2041	3,971	4,464
5.00% due 07/01/2040	12,848	14,794
5.50% due 03/01/2021	406	407
5.50% due 04/01/2021	972	977
5.50% due 06/01/2021	5,971	6,029
5.50% due 10/01/2021	3,257	3,305
5.50% due 12/01/2021	5,352	5,388
5.50% due 06/01/2022	17,806	18,184
5.50% due 12/01/2029	792	879
5.50% due 05/01/2034	1,826	2,058
5.50% due 08/01/2037	5,396	6,266
5.50% due 06/01/2038	410	476
6.00% due 06/01/2026	6,461	7,202
6.00% due 03/01/2027	9,077	10,129
6.00% due 12/01/2033	1,177	1,391
6.00% due 05/01/2034	4,573	5,412
6.00% due 08/01/2034	364	431
6.00% due 06/01/2040	2,412	2,833
6.50% due 11/01/2035	2,148	2,547
6.50% due 10/01/2037	792	890
7.00% due 06/01/2037	8,097	9,452
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(5)	39,431	39,175
Security Description	Principal Amount (17)	Value (Note 2)
Federal National Mtg. Assoc (continued)
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(5)	$24,760	$25,471
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(5)	39,469	40,780
Series 2019-R03, Class 1M2 Federal National Mtg. Assoc. FRS 2.30% (1 ML+2.15%) due 09/25/2031*(4)	20,508	20,427
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(5)	21,914	19,623
2.33% (12 ML+1.82%) due 10/01/2040	1,227	1,278
2.96% (12 ML+1.57%) due 05/01/2037	1,014	1,058
Federal National Mtg. Assoc., REMIC Series 2012-128, Class PD 1.50% due 06/25/2042(5)	52,111	53,108
Series 2013-43, Class XP 1.50% due 08/25/2041(5)	32,207	32,798
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	27,078	27,515
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	3,063	3,129
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	26,151	27,035
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	13,301	13,705
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	27,027	27,912
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	26,289	27,622
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	41,692	43,146
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	77,438	81,411
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	37,728	39,201
Series 2016-38, Class NA 3.00% due 01/25/204(5)	11,002	11,861
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	19,582	20,283
Series 2017-72, Class B 3.00% due 09/25/2047(5)	34,801	37,369
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	34,753	37,393
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	45,800	48,251
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	53,343	57,479
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	15,951	17,301
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	37,292	39,113
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	37,941	39,125

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount (17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc (continued)
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	$30,739	$32,185
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	24,170	24,899
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	20,615	21,647
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	34,170	37,189
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	26,851	27,586
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	37,823	40,613
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	49,429	52,130
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	34,986	37,120
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	36,309	39,372
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	36,567	39,434
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	40,321	43,608
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	39,323	43,013
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	39,606	41,764
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	36,595	40,785
Federal National Mtg. Assoc. Series 415, Class A3 STRIP 3.00% due 11/25/2042(5)	39,206	42,384
		2,063,038
Government National Mtg. Assoc — 8.4%
3.00% due October 30 TBA	1,000,000	1,046,572
3.50% due October 30 TBA	1,035,000	1,089,938
4.00% due 10/15/2040	16,905	18,437
4.00% due 02/15/2041	8,121	8,818
4.00% due 09/15/2041	9,067	9,811
4.00% due 10/15/2041	3,471	3,674
4.00% due October 30 TBA	650,000	690,612
4.50% due 06/15/2041	77,145	85,129
5.00% due 01/15/2033	819	910
5.00% due 01/15/2040	44,886	51,486
5.00% due October 30 TBA	300,000	328,547
5.50% due 04/15/2036	38,436	42,440
6.50% due 07/15/2028	39,906	44,199
6.50% due 08/15/2028	2,859	3,182
6.50% due 09/15/2028	5,017	5,670
6.50% due 11/15/2028	7,925	8,793
7.00% due 01/15/2033	3,573	4,225
7.00% due 05/15/2033	5,072	5,972
7.00% due 11/15/2033	2,211	2,613
8.00% due 02/15/2030	1,086	1,143
9.00% due 11/15/2021	22	22
Security Description	Principal Amount (17)	Value (Note 2)
Government National Mtg. Assoc (continued)
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(5)	$41,524	$42,028
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	26,458	26,784
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	34,931	35,942
Series 2005-74, Class HA 7.50% due 09/16/2035(5)	80	86
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	1,372	1,550
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	1,157	1,342
		3,559,925
Uniform Mtg. Backed Securities — 20.8%
2.00% due October 15 TBA	1,000,000	1,039,687
2.00% due October 30 TBA	3,375,000	3,486,657
3.00% due October 30 TBA	1,125,000	1,178,601
3.50% due October 30 TBA	1,425,000	1,502,429
4.00% due October 30 TBA	640,000	682,588
4.50% due October 30 TBA	425,000	459,730
5.50% due October 30 TBA	200,000	222,016
6.00% due October 30 TBA	300,000	335,027
		8,906,735
Total U.S. Government Agencies (cost $14,978,833)		15,163,177
U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 9.6%
1.00% due 02/15/2048 TIPS(10)	63,032	87,073
1.25% due 05/15/2050	223,000	211,989
1.38% due 08/15/2050	155,000	151,743
2.25% due 08/15/2046	115,000	136,122
2.50% due 02/15/2045(12)	150,000	185,016
3.00% due 05/15/2045(13)	370,000	496,421
3.00% due 11/15/2045	202,000	271,950
3.38% due 05/15/2044	1,185,000	1,675,525
3.63% due 08/15/2043	105,000	153,362
3.63% due 02/15/2044	105,000	153,727
3.75% due 11/15/2043	105,000	156,261
5.00% due 05/15/2037	256,000	415,180
		4,094,369
United States Treasury Notes — 5.8%
0.38% due 01/15/2027 TIPS(10)	193,039	212,426
0.63% due 01/15/2026 TIPS(10)	288,919	318,527
0.63% due 05/15/2030	1,300,000	1,296,141
0.88% due 01/15/2029	256,490	298,861
2.75% due 08/31/2025	325,000	364,292
		2,490,247
Total U.S. Government Treasuries (cost $5,677,279)		6,584,616

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount (17)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		$150,000	$150,525
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	30,000	39,746
Government of Romania Senior Notes 4.00% due 02/14/2051*	EUR	24,000	24,720
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	74,208
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,449
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,490
Total Foreign Government Obligations (cost $302,323)			316,138
OPTIONS — PURCHASED — 0.0%†(11)
Over the Counter Put Options on Currency Contracts		3,251,205	12,845
Over the Counter Put Options on Interest Rate Swap Contracts		2,732,468	14
Total Options — Purchased (cost $36,558)			12,859
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	120
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		11,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)		8,000	1
Total Escrows And Litigation Trusts (cost $0)			123
Total Long-Term Investment Securities (cost $46,619,061)			51,046,833
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class 0.02%(14) (cost $223,765)		223,765	223,765
Security Description	Principal Amount (17)	Value (Note 2)
REPURCHASE AGREEMENTS — 8.9%
Bank of America Securities LLC Joint Repurchase Agreement(15)	$810,000	$810,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	715,000	715,000
BNP Paribas SA Joint Repurchase Agreement(15)	715,000	715,000
Deutsche Bank AG Joint Repurchase Agreement(15)	795,000	795,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	760,000	760,000
Total Repurchase Agreements (cost $3,795,000)		3,795,000
TOTAL INVESTMENTS (cost $50,637,826)(16)	128.7%	55,065,598
Liabilities in excess of other assets	(28.7)	(12,287,307)
NET ASSETS	100.0%	$42,778,291

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $8,757,804 representing 20.5% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,462	$865.45	0.01%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

(6)  Collateralized Loan Obligation

(7)  Interest Only

(8)  Commercial Mortgage Backed Security

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2020.

(10)  Principal amount of security is adjusted for inflation.

(11)  Options — Purchased

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$1,284	$7,778	$5,170	$(2,608)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	1,678	7,326	1,220	(6,106)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	1,448	7,680	4,470	(3,210)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	1,364	8,513	1,985	(6,528)
						$31,297	$12,845	$(18,452)

Over the Counter Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$210	$5,261	$14	$(5,247)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  The rate shown is the 7-day yield as of September 30, 2020.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

(17)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Dollar

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Australian 10 Year Bonds	December 2020	$422,565	$428,010	$5,445
2	Short	U.S. Treasury Ultra Bonds	December 2020	446,766	443,625	3,141
26	Long	U.S. Treasury 10 Year Notes	December 2020	3,617,621	3,627,813	10,192
						$18,778
						Unrealized (Depreciation)
3	Short	Euro Bund Euro-Bund Futures	December 2020	$612,441	$613,848	$(1,407)
1	Short	Euro Oat Euro-OAT Futures	December 2020	196,971	197,616	(645)
5	Short	U.S. Treasury Long Bonds	December 2020	880,648	881,406	(758)
18	Short	U.S. Treasury 5 Year Notes	December 2020	2,265,187	2,268,563	(3,376)
10	Short	U.S. Treasury 10 Year Ultra Bonds	December 2020	1,591,495	1,599,219	(7,724)
						$(13,910)
Net Unrealized Appreciation (Depreciation)						$4,868

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	MXN	780,000	USD	38,431	06/10/2021	$4,165	$—
HSBC Bank USA	EUR	94,000	USD	111,272	12/16/2020	876	—
Standard Chartered Bank	EUR	4,000	USD	4,751	12/16/2020	53	—
Unrealized Appreciation (Depreciation)						$5,094	$—

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	09/29/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.00%/Annually	$6,089	$(22,041)
USD	55	12/16/2030	USD-3 Month-LIBOR-BBA/Quarterly	0.75%/Semi-annually	(140)	26
					$5,949	$(22,015)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$3,462	$3,462
Other Industries	6,923,243	154,800	**	—	7,078,043
Preferred Securities/Capital Securities	—	294,563		—	294,563
Asset Backed Securities	—	8,531,594		—	8,531,594
U.S. Corporate Bonds & Notes	—	11,414,211		—	11,414,211
Foreign Corporate Bonds & Notes	—	817,649		—	817,649
Municipal Bond & Notes	—	830,398		—	830,398
U.S. Government Agencies	—	15,163,177		—	15,163,177
U.S. Government Treasuries	—	6,584,616		—	6,584,616
Foreign Government Obligations	—	316,138		—	316,138
Options — Purchased	—	12,859		—	12,859
Escrows and Litigation Trusts	—	120		3	123
Short-Term Investment Securities:	223,765	—		—	223,765
Repurchase Agreements	—	3,795,000		—	3,795,000
Total Investments at Value	$7,147,008	$47,915,125		$3,465	$55,065,598
Other Financial Instruments:†
Futures Contracts	$18,778	$—		$—	$18,778
Forward Foreign Currency Contracts	—	5,094		—	5,094
Centrally Cleared Interest Rate Swap Contracts	—	26		—	26
Total Other Financial Instruments	$18,778	$5,120		$—	$23,898
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,910	$—		$—	$13,910
Centrally Cleared Interest Rate Swap Contracts	—	22,041		—	22,041
Total Other Financial Instruments	$13,910	$22,041		$—	$35,951

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Repurchase Agreements	5.2%
E-Commerce/Products	4.8
Medical-Drugs	4.3
Applications Software	4.0
Commercial Paper	4.0
Computers	3.9
Exchange-Traded Funds	3.4
Diversified Banking Institutions	3.1
Web Portals/ISP	2.6
Electronic Components-Semiconductors	2.4
Telephone-Integrated	2.3
Electric-Integrated	2.1
Diversified Financial Services	2.0
Real Estate Investment Trusts	1.9
Aerospace/Defense	1.7
Uniform Mtg. Backed Securities	1.6
Cosmetics & Toiletries	1.6
United States Treasury Bonds	1.6
Semiconductor Components-Integrated Circuits	1.5
Cable/Satellite TV	1.4
Medical Products	1.4
Beverages-Non-alcoholic	1.4
Medical Instruments	1.2
Insurance-Multi-line	1.1
Electronic Forms	1.1
Retail-Restaurants	1.1
Federal National Mtg. Assoc.	1.0
Banks-Commercial	1.0
Entertainment Software	1.0
Medical-Biomedical/Gene	0.9
Data Processing/Management	0.9
Insurance-Life/Health	0.9
Networking Products	0.9
Enterprise Software/Service	0.9
Building-Residential/Commercial	0.8
Computer Services	0.8
Oil Companies-Integrated	0.8
Retail-Discount	0.7
Internet Content-Information/News	0.7
Chemicals-Diversified	0.7
Medical-HMO	0.7
United States Treasury Notes	0.6
Computer Aided Design	0.6
Government National Mtg. Assoc.	0.6
Pipelines	0.6
Instruments-Controls	0.6
Auto-Cars/Light Trucks	0.6
Cellular Telecom	0.6
Food-Confectionery	0.5
Auto-Heavy Duty Trucks	0.5
Retail-Consumer Electronics	0.5
Tobacco	0.5
Non-Hazardous Waste Disposal	0.5
Food-Misc./Diversified	0.5
Internet Content-Entertainment	0.5
Independent Power Producers	0.4
Internet Application Software	0.4
Investment Management/Advisor Services	0.4
Building Products-Air & Heating	0.4
Machinery-General Industrial	0.4
Transport-Services	0.4%
Finance-Other Services	0.3
Food-Retail	0.3
Computer Data Security	0.3
Finance-Consumer Loans	0.3
Transport-Truck	0.3
Oil Companies-Exploration & Production	0.3
Industrial Automated/Robotic	0.3
Chemicals-Specialty	0.3
Web Hosting/Design	0.3
Auto/Truck Parts & Equipment-Original	0.3
Metal-Diversified	0.3
Retail-Building Products	0.3
Consulting Services	0.3
Electric Products-Misc.	0.3
Hotels/Motels	0.3
Oil-Field Services	0.3
Commercial Services-Finance	0.3
Diagnostic Equipment	0.3
Agricultural Chemicals	0.3
Pharmacy Services	0.2
Retail-Apparel/Shoe	0.2
Real Estate Management/Services	0.2
Apparel Manufacturers	0.2
Brewery	0.2
Recreational Vehicles	0.2
Medical-Wholesale Drug Distribution	0.2
Transport-Rail	0.2
Toys	0.2
Oil Refining & Marketing	0.2
Real Estate Operations & Development	0.2
Private Equity	0.2
Semiconductor Equipment	0.2
Containers-Metal/Glass	0.2
Miscellaneous Manufacturing	0.2
Broadcast Services/Program	0.2
Airlines	0.2
Medical-Hospitals	0.2
Electronic Components-Misc.	0.2
Finance-Credit Card	0.2
Audio/Video Products	0.2
Machinery-Pumps	0.2
Coatings/Paint	0.2
Distribution/Wholesale	0.2
Building & Construction Products-Misc.	0.2
Office Supplies & Forms	0.2
Finance-Auto Loans	0.2
Import/Export	0.2
Retail-Convenience Store	0.2
Containers-Paper/Plastic	0.2
Finance-Leasing Companies	0.2
Machinery-Electrical	0.2
Finance-Investment Banker/Broker	0.2
Machinery-Construction & Mining	0.1
Publishing-Periodicals	0.1
Building Products-Cement	0.1
Computers-Integrated Systems	0.1
Retail-Hypermarkets	0.1
Computer Software	0.1
E-Commerce/Services	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Diversified Minerals	0.1%
Therapeutics	0.1
Retail-Misc./Diversified	0.1
Insurance-Property/Casualty	0.1
Commercial Services	0.1
Aerospace/Defense-Equipment	0.1
Human Resources	0.1
Federal Home Loan Mtg. Corp.	0.1
Electric-Distribution	0.1
Insurance-Reinsurance	0.1
Funeral Services & Related Items	0.1
Building & Construction-Misc.	0.1
Medical Labs & Testing Services	0.1
Machine Tools & Related Products	0.1
Diagnostic Kits	0.1
Food-Meat Products	0.1
Soap & Cleaning Preparation	0.1
Rental Auto/Equipment	0.1
Home Furnishings	0.1
Retail-Automobile	0.1
Advertising Agencies	0.1
Steel-Producers	0.1
Metal-Iron	0.1
Power Converter/Supply Equipment	0.1
Television	0.1
Computers-Periphery Equipment	0.1
Petrochemicals	0.1
Rubber/Plastic Products	0.1
Investment Companies	0.1
Food-Catering	0.1
Diversified Operations/Commercial Services	0.1
Paper & Related Products	0.1
Textile-Apparel	0.1
Municipal Bonds & Notes	0.1
Electric-Generation	0.1
Gas-Transportation	0.1
Insurance Brokers	0.1
Food-Flour & Grain	0.1
Banks-Super Regional	0.1
Retail-Toy Stores	0.1
Food-Wholesale/Distribution	0.1
Medical Laser Systems	0.1
Gambling (Non-Hotel)	0.1
Medical-Outpatient/Home Medical	0.1
102.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 74.4%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	$527
Aerospace/Defense — 1.6%
Lockheed Martin Corp.	4,934	1,891,104
Northrop Grumman Corp.	2,905	916,498
Teledyne Technologies, Inc.†	518	160,689
		2,968,291
Aerospace/Defense-Equipment — 0.0%
Airbus SE†	312	22,646
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	6,943	213,220
Airlines — 0.2%
Copa Holdings SA, Class A	2,239	112,711
Delta Air Lines, Inc.	5,112	156,325
Japan Airlines Co., Ltd.	3,100	58,195
		327,231
Airport Development/Maintenance — 0.0%
Aena SME SA†*	638	88,868
Apparel Manufacturers — 0.2%
Hermes International	313	269,801
Kering SA	288	191,343
		461,144
Appliances — 0.0%
Hoshizaki Corp.	800	63,800
Applications Software — 3.9%
BigCommerce Holdings, Inc., Series 1†	6,174	514,294
Intuit, Inc.	5,382	1,755,662
Microsoft Corp.	18,800	3,954,204
ServiceNow, Inc.†	2,531	1,227,535
		7,451,695
Audio/Video Products — 0.2%
Sony Corp.	4,500	344,182
Auto-Cars/Light Trucks — 0.5%
Ferrari NV	336	61,503
Fiat Chrysler Automobiles NV†	9,491	116,192
Ford Motor Co.	33,102	220,460
Peugeot SA†	11,151	201,056
Porsche Automobil Holding SE (Preference Shares)	2,023	120,783
Toyota Motor Corp.	100	6,614
Volkswagen AG (Preference Shares)	1,003	161,421
		888,029
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	3,508	740,749
Volvo AB, Class B	6,046	116,123
		856,872
Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	3,953	138,908
Faurecia SE†	2,196	94,832
Gentex Corp.	4,771	122,853
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Koito Manufacturing Co., Ltd.	1,700	$86,667
Stanley Electric Co., Ltd.	2,200	63,132
		506,392
Banks-Commercial — 0.8%
Banco Bilbao Vizcaya Argentaria SA	52,238	144,374
Bank Leumi Le-Israel BM	20,959	92,208
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	328,600	72,752
BOC Hong Kong Holdings, Ltd.	27,500	72,951
DBS Group Holdings, Ltd.	9,800	144,142
DNB ASA†	6,865	94,817
FinecoBank Banca Fineco SpA†	4,005	55,108
HDFC Bank, Ltd.	15,462	227,707
ING Groep NV†	9,371	66,355
Israel Discount Bank, Ltd., Class A	20,175	54,380
KBC Group NV	1,718	86,025
Popular, Inc.	1,635	59,301
Sberbank of Russia PJSC ADR	9,312	108,640
Seven Bank, Ltd.	17,300	41,946
Skandinaviska Enskilda Banken AB, Class A†	21,383	189,280
Sumitomo Mitsui Trust Holdings, Inc.	3,700	98,455
		1,608,441
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	24,506	1,209,861
Coca-Cola HBC AG	3,405	84,169
PepsiCo, Inc.	8,869	1,229,243
		2,523,273
Brewery — 0.2%
Carlsberg A/S, Class B	1,611	216,921
Constellation Brands, Inc., Class A	966	183,067
		399,988
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	5,060	110,156
Building & Construction Products-Misc. — 0.1%
China Lesso Group Holdings, Ltd.	76,000	137,440
Cie de Saint-Gobain†	1,546	64,910
		202,350
Building & Construction-Misc. — 0.1%
Eiffage SA†	1,145	93,322
Obayashi Corp.	7,500	67,973
		161,295
Building Products-Air & Heating — 0.4%
Daikin Industries, Ltd.	1,200	221,269
Johnson Controls International PLC	11,071	452,250
		673,519
Building Products-Cement — 0.1%
CRH PLC	4,537	163,836
LafargeHolcim, Ltd.	1,442	65,732
		229,568

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA†	1,737	$39,356
Building-Residential/Commercial — 0.7%
Berkeley Group Holdings PLC	1,267	68,930
Daiwa House Industry Co., Ltd.	3,700	95,066
Lennar Corp., Class A	5,988	489,100
Persimmon PLC	1,861	59,108
PulteGroup, Inc.	12,470	577,236
Taylor Wimpey PLC	38,106	53,025
		1,342,465
Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	725	452,646
Comcast Corp., Class A	25,865	1,196,515
Sirius XM Holdings, Inc.	21,366	114,522
		1,763,683
Cellular Telecom — 0.4%
China Mobile, Ltd.	40,500	260,360
Hikari Tsushin, Inc.	300	71,491
MTN Group, Ltd.	26,855	90,346
NTT DOCOMO, Inc.	3,600	133,504
Safaricom PLC	124,559	34,204
Telstra Corp., Ltd.	38,666	77,133
		667,038
Chemicals-Diversified — 0.6%
Arkema SA	717	76,066
Celanese Corp.	947	101,755
Covestro AG*	4,220	209,530
DuPont de Nemours, Inc.	3,326	184,526
Eastman Chemical Co.	3,351	261,780
ICL Group, Ltd.	14,250	50,306
Koninklijke DSM NV	497	81,904
Nitto Denko Corp.	1,400	91,272
PPG Industries, Inc.	1,160	141,613
		1,198,752
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	1,258	89,217
NewMarket Corp.	240	82,157
Shin-Etsu Chemical Co., Ltd.	1,200	156,626
		328,000
Circuit Boards — 0.0%
Silergy Corp.	1,000	59,169
Coatings/Paint — 0.2%
Asian Paints, Ltd.	3,387	91,040
Axalta Coating Systems, Ltd.†	6,253	138,629
Sherwin-Williams Co.	93	64,797
		294,466
Commercial Services-Finance — 0.1%
Moody's Corp.	651	188,692
TransUnion	646	54,348
		243,040
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.6%
Cadence Design Systems, Inc.†	5,167	$550,957
Synopsys, Inc.†	2,819	603,210
		1,154,167
Computer Data Security — 0.3%
Fortinet, Inc.†	5,560	655,024
Computer Services — 0.7%
Amdocs, Ltd.	3,458	198,524
CACI International, Inc., Class A†	568	121,075
Capgemini SE	549	70,313
Fujitsu, Ltd.	900	123,237
International Business Machines Corp.	904	109,990
Leidos Holdings, Inc.	4,564	406,881
Nomura Research Institute, Ltd.	4,100	120,499
Tata Consultancy Services, Ltd.	6,629	223,993
		1,374,512
Computer Software — 0.1%
Akamai Technologies, Inc.†	1,339	148,013
Dropbox, Inc., Class A†	4,321	83,223
		231,236
Computers — 3.8%
Apple, Inc.	62,944	7,289,545
Computers-Integrated Systems — 0.1%
Itochu Techno-Solutions Corp.	3,500	133,202
Otsuka Corp.	2,300	117,704
		250,906
Computers-Periphery Equipment — 0.1%
Logitech International SA	1,650	127,683
Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	4,316	358,141
Nihon M&A Center, Inc.	2,900	165,419
		523,560
Consumer Products-Misc. — 0.0%
Spectrum Brands Holdings, Inc.	1,350	77,166
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,151	165,326
Silgan Holdings, Inc.	2,569	94,462
		259,788
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	3,798	183,519
Cosmetics & Toiletries — 1.6%
Essity AB, Class B	7,068	238,833
Kose Corp.	600	73,362
L'Oreal SA	840	273,338
Procter & Gamble Co.	17,489	2,430,796
Unilever PLC	1,508	92,920
		3,109,249
Data Processing/Management — 0.8%
DocuSign, Inc.†	5,727	1,232,680
Fair Isaac Corp.†	787	334,774
		1,567,454

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.3%
10X Genomics, Inc., Class A†	1,067	$133,033
Thermo Fisher Scientific, Inc.	786	347,035
		480,068
Diagnostic Kits — 0.1%
DiaSorin SpA	744	149,962
Distribution/Wholesale — 0.2%
Ferguson PLC	2,941	295,913
Diversified Banking Institutions — 2.6%
BNP Paribas SA†	4,968	179,971
Citigroup, Inc.	27,441	1,182,981
Credit Agricole SA	15,415	134,739
Goldman Sachs Group, Inc.	1,852	372,196
JPMorgan Chase & Co.	22,162	2,133,536
Morgan Stanley	13,293	642,717
Sumitomo Mitsui Financial Group, Inc.	8,800	244,870
		4,891,010
Diversified Financial Services — 0.1%
Hana Financial Group, Inc.	5,438	129,424
Diversified Manufacturing Operations — 0.0%
Toshiba Corp.	2,700	68,726
Diversified Minerals — 0.1%
BHP Group PLC	7,255	154,668
BHP Group, Ltd.	2,887	74,291
		228,959
Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	13,500	81,849
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	16,107	121,255
E-Commerce/Products — 4.7%
Alibaba Group Holding, Ltd.†	36,600	1,353,419
Amazon.com, Inc.†	1,761	5,544,914
eBay, Inc.	30,976	1,613,850
JD.com, Inc. ADR†	2,617	203,105
Meituan Dianping, Class B†	8,400	264,174
		8,979,462
E-Commerce/Services — 0.1%
Auto Trader Group PLC*	8,243	59,626
MercadoLibre, Inc.†	113	122,320
		181,946
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,041	302,276
Brother Industries, Ltd.	3,600	57,178
Legrand SA	1,832	146,255
		505,709
Electric-Distribution — 0.1%
E.ON SE	12,784	141,246
Electric-Integrated — 1.9%
AES Corp.	3,581	64,852
AGL Energy, Ltd.	11,872	116,023
American Electric Power Co., Inc.	8,523	696,585
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Cia Paranaense de Energia, Class B (Preference Shares)	7,780	$85,906
CLP Holdings, Ltd.	8,000	74,570
Enel SpA	23,109	200,659
Entergy Corp.	2,737	269,677
Exelon Corp.	15,698	561,360
IDACORP, Inc.	716	57,208
Pinnacle West Capital Corp.	2,481	184,958
Public Service Enterprise Group, Inc.	6,602	362,516
Southern Co.	16,794	910,571
		3,584,885
Electronic Components-Misc. — 0.2%
Garmin, Ltd.	2,162	205,087
Hoya Corp.	1,300	146,536
		351,623
Electronic Components-Semiconductors — 2.3%
Inphi Corp.†	4,093	459,439
MediaTek, Inc.	6,000	126,521
NVIDIA Corp.	4,086	2,211,425
Samsung Electronics Co., Ltd.	12,175	613,446
SK Hynix, Inc.	3,594	257,876
Xilinx, Inc.	5,918	616,892
		4,285,599
Electronic Forms — 1.1%
Adobe, Inc.†	4,442	2,178,490
Enterprise Software/Service — 0.8%
Oracle Corp.	4,659	278,142
SAP SE	80	12,458
TOTVS SA	27,247	131,483
Veeva Systems, Inc., Class A†	3,759	1,056,993
		1,479,076
Entertainment Software — 1.0%
Activision Blizzard, Inc.	13,140	1,063,683
Nexon Co., Ltd.	5,300	131,624
Sea, Ltd. ADR†	646	99,510
Take-Two Interactive Software, Inc.†	3,118	515,156
		1,809,973
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	8,987	225,304
Finance-Consumer Loans — 0.3%
SLM Corp.	16,428	132,903
Synchrony Financial	19,318	505,552
		638,455
Finance-Credit Card — 0.2%
Capital One Financial Corp.	273	19,618
Discover Financial Services	5,370	310,278
		329,896
Finance-Investment Banker/Broker — 0.1%
Virtu Financial, Inc., Class A	6,274	144,365
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,500	39,314

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Leasing Companies (continued)
ORIX Corp.	11,500	$143,168
		182,482
Finance-Other Services — 0.3%
B3 SA — Brasil Bolsa Balcao	16,500	161,624
Deutsche Boerse AG	1,030	180,888
Hong Kong Exchanges & Clearing, Ltd.	2,600	122,211
SEI Investments Co.	1,974	100,121
Singapore Exchange, Ltd.	13,400	90,174
		655,018
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	8,837	78,296
Food-Catering — 0.1%
Compass Group PLC	8,154	122,401
Food-Confectionery — 0.5%
Hershey Co.	2,892	414,540
Mondelez International, Inc., Class A	10,165	583,979
		998,519
Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	6,355	64,725
Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	31,900	103,338
Food-Meat Products — 0.1%
WH Group, Ltd.*	200,500	163,192
Food-Misc./Diversified — 0.4%
Associated British Foods PLC	3,561	85,780
Campbell Soup Co.	1,948	94,225
Nestle SA	4,279	507,657
		687,662
Food-Retail — 0.3%
Coles Group, Ltd.	5,822	71,006
Dino Polska SA†*	1,186	69,797
Kobe Bussan Co., Ltd.	900	49,484
Koninklijke Ahold Delhaize NV	8,012	237,120
Woolworths Group, Ltd.	6,623	173,150
		600,557
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,495	93,019
Funeral Services & Related Items — 0.1%
Fu Shou Yuan International Group, Ltd.	113,000	110,392
Garden Products — 0.0%
Scotts Miracle-Gro Co.	546	83,489
Gas-Distribution — 0.0%
China Resources Gas Group, Ltd.	18,000	80,588
Gas-Transportation — 0.1%
Snam SpA	20,526	105,541
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	23
Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	1,778	158,580
Security Description	Shares	Value (Note 2)
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	5,017	$428,050
Human Resources — 0.1%
Adecco Group AG	2,360	124,714
Recruit Holdings Co., Ltd.	1,400	55,549
		180,263
Import/Export — 0.2%
ITOCHU Corp.	11,000	281,279
Independent Power Producers — 0.3%
NRG Energy, Inc.	9,540	293,259
Vistra Corp.	13,244	249,782
		543,041
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	2,455	541,769
SMC Corp.	100	55,656
		597,425
Instruments-Controls — 0.6%
Honeywell International, Inc.	6,398	1,053,175
Insurance-Life/Health — 0.9%
Aflac, Inc.	14,107	512,789
Aviva PLC	53,864	198,068
Equitable Holdings, Inc.	13,330	243,139
Legal & General Group PLC	37,894	91,837
Lincoln National Corp.	5,333	167,083
Principal Financial Group, Inc.	5,297	213,310
Swiss Life Holding AG	130	49,117
Unum Group	8,577	144,351
		1,619,694
Insurance-Multi-line — 1.1%
Allianz SE	1,694	324,941
Allstate Corp.	7,845	738,528
American Financial Group, Inc.	850	56,933
Direct Line Insurance Group PLC	13,588	47,299
MetLife, Inc.	24,673	917,095
Zurich Insurance Group AG	213	74,057
		2,158,853
Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc.	4,143	129,717
Gjensidige Forsikring ASA	3,351	68,026
		197,743
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc.	858	81,673
Internet Application Software — 0.4%
Okta, Inc.†	3,519	752,538
Internet Connectivity Services — 0.0%
21Vianet Group, Inc. ADR†	2,984	69,109
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,332	610,751
Kakao Corp.	295	91,831
		702,582
Internet Content-Information/News — 0.7%
Kakaku.com, Inc.	1,700	44,943

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News (continued)
M3, Inc.	1,300	$80,719
Prosus NV†	2,109	193,745
Tencent Holdings, Ltd.	15,806	1,052,575
		1,371,982
Internet Security — 0.0%
Palo Alto Networks, Inc.†	311	76,117
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,051	470,190
Amundi SA†*	600	42,299
Hargreaves Lansdown PLC	2,166	43,419
LPL Financial Holdings, Inc.	1,137	87,174
Magellan Financial Group, Ltd.	1,723	70,224
		713,306
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	13,000	170,946
Machinery-Construction & Mining — 0.1%
Sandvik AB†	13,906	271,266
Machinery-Electrical — 0.1%
Hitachi, Ltd.	5,800	195,980
Machinery-Farming — 0.0%
AGCO Corp.	778	57,782
Machinery-General Industrial — 0.3%
Atlas Copco AB, Class A†	3,045	144,921
Otis Worldwide Corp.	7,531	470,085
		615,006
Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	635	59,220
Dover Corp.	2,192	237,481
		296,701
Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	11,361	906,835
Medtronic PLC	13,565	1,409,675
		2,316,510
Medical Labs & Testing Services — 0.1%
PeptiDream, Inc.†	800	37,589
WuXi AppTec Co., Ltd.*	9,240	133,679
		171,268
Medical Laser Systems — 0.1%
Universal Vision Biotechnology Co., Ltd.	10,000	91,361
Medical Products — 1.3%
Abbott Laboratories	9,703	1,055,977
ABIOMED, Inc.†	1,379	382,066
Hologic, Inc.†	8,017	532,890
Sartorius Stedim Biotech	367	126,400
Zimmer Biomet Holdings, Inc.	2,980	405,697
		2,503,030
Medical-Biomedical/Gene — 0.9%
Advanz Pharma Corp., Ltd.†	52	262
Amgen, Inc.	1,477	375,394
Biogen, Inc.†	2,023	573,885
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	631	$353,221
Vertex Pharmaceuticals, Inc.†	1,717	467,230
		1,769,992
Medical-Drugs — 4.0%
AbbVie, Inc.	4,911	430,154
Alkermes PLC†	5,345	88,567
Astellas Pharma, Inc.	4,700	69,967
AstraZeneca PLC	1,153	125,494
Bristol-Myers Squibb Co.	9,036	544,780
Chugai Pharmaceutical Co., Ltd.	1,800	80,773
Eli Lilly & Co.	6,060	897,001
Galapagos NV†	405	57,525
GlaxoSmithKline PLC	7,175	134,401
Hikma Pharmaceuticals PLC	2,728	91,371
Hypera SA	18,500	98,234
Jazz Pharmaceuticals PLC†	2,160	307,994
Johnson & Johnson	9,334	1,389,646
Kobayashi Pharmaceutical Co., Ltd.	400	38,719
Merck & Co., Inc.	13,236	1,097,926
Novartis AG	5,728	497,770
Novo Nordisk A/S, Class B	6,016	417,882
Ono Pharmaceutical Co., Ltd.	2,100	65,928
Pfizer, Inc.	11,541	423,555
Roche Holding AG	1,702	582,301
Shionogi & Co., Ltd.	3,200	171,203
Zoetis, Inc.	344	56,887
		7,668,078
Medical-HMO — 0.6%
Humana, Inc.	2,559	1,059,144
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	7,926	372,125
Suzuken Co., Ltd.	1,900	72,418
		444,543
Metal-Diversified — 0.3%
Anglo American PLC	7,804	188,456
Rio Tinto PLC	4,935	297,768
		486,224
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	12,308	144,075
Miscellaneous Manufacturing — 0.2%
Airtac International Group	5,000	113,045
AptarGroup, Inc.	1,524	172,517
Knorr-Bremse AG	462	54,574
		340,136
Networking Products — 0.9%
Cisco Systems, Inc.	42,364	1,668,718
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	2,424	226,281
Sunny Friend Environmental Technology Co., Ltd.	7,000	55,652
Waste Management, Inc.	3,601	407,525
		689,458

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	2,437	$311,546
Oil Companies-Exploration & Production — 0.0%
MWO Holdings LLC†(1)(2)	10	0
Oil Companies-Integrated — 0.7%
Chevron Corp.	9,157	659,304
Eni SpA†	9,845	77,016
Lukoil PJSC ADR	2,378	137,494
Royal Dutch Shell PLC, Class B	22,836	276,247
TOTAL SE	2,901	99,600
		1,249,661
Oil Refining & Marketing — 0.2%
Reliance Industries, Ltd.	13,370	406,603
Oil-Field Services — 0.3%
Baker Hughes Co.	9,747	129,538
Schlumberger, Ltd.	22,450	349,322
		478,860
Petrochemicals — 0.1%
LG Chem, Ltd.	222	123,955
Pharmacy Services — 0.2%
Cigna Corp.	2,754	466,555
Pipelines — 0.2%
Kinder Morgan, Inc.	30,163	371,910
Power Converter/Supply Equipment — 0.1%
Voltronic Power Technology Corp.	4,200	143,346
Private Equity — 0.2%
3i Group PLC	10,339	132,717
Partners Group Holding AG	241	221,762
		354,479
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	2,675	228,381
Radio — 0.0%
iHeartMedia, Inc., Class A† Class A	26	211
Real Estate Investment Trusts — 1.6%
AGNC Investment Corp.	20,734	288,410
Apartment Investment & Management Co., Class A	2,357	79,478
AvalonBay Communities, Inc.	1,225	182,942
Boston Properties, Inc.	1,350	108,405
Cousins Properties, Inc.†	3,768	107,727
Crown Castle International Corp.	4,046	673,659
Duke Realty Corp.	5,282	194,906
Equinix, Inc.	801	608,864
Equity Commonwealth	2,843	75,709
Equity LifeStyle Properties, Inc.	1,588	97,344
Equity Residential	2,868	147,214
Gaming and Leisure Properties, Inc.	3,098	114,409
Goodman Group	13,100	168,598
Invitation Homes, Inc.	7,786	217,930
		3,065,595
Real Estate Management/Services — 0.2%
A-Living Services Co., Ltd.*	18,750	95,475
Security Description	Shares	Value (Note 2)
Real Estate Management/Services (continued)
CBRE Group, Inc., Class A†	4,100	$192,577
Daito Trust Construction Co., Ltd.	700	62,063
Jones Lang LaSalle, Inc.	515	49,265
Sichuan Languang Justbon Services Group Co., Ltd.	10,800	61,050
		460,430
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	29,000	141,493
Henderson Land Development Co., Ltd.	21,600	79,686
Nomura Real Estate Holdings, Inc.	3,400	64,669
Sun Hung Kai Properties, Ltd.	7,500	96,149
		381,997
Recreational Vehicles — 0.2%
Brunswick Corp.	3,223	189,867
Polaris, Inc.	2,757	260,095
		449,962
Rental Auto/Equipment — 0.1%
Cia de Locacao das Americas	21,927	92,731
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,066	45,476
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	9,033	251,142
Li Ning Co., Ltd.	37,500	175,964
		427,106
Retail-Automobile — 0.1%
Zhongsheng Group Holdings, Ltd.	20,500	128,848
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	970	160,884
Wesfarmers, Ltd.	9,102	290,205
Wilcon Depot, Inc.	181,100	59,769
		510,858
Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	8,257	918,922
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,026	182,269
Retail-Discount — 0.7%
Costco Wholesale Corp.	237	84,135
Dollar General Corp.	2,387	500,363
Target Corp.	4,422	696,111
Walmart, Inc.	867	121,302
		1,401,911
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	2,000	75,299
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	104,705	250,546
Retail-Jewelry — 0.0%
Pandora A/S	1,145	82,393
Retail-Misc./Diversified — 0.1%
Clicks Group, Ltd.	2,842	37,666
Poya International Co., Ltd.	6,040	115,454

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Misc./Diversified (continued)
Ryohin Keikaku Co., Ltd.	3,000	$49,831
		202,951
Retail-Restaurants — 1.0%
Jubilant Foodworks, Ltd.	2,396	76,276
McDonald's Corp.	5,519	1,211,365
Yum! Brands, Inc.	6,243	569,986
		1,857,627
Retail-Toy Stores — 0.1%
JUMBO SA	5,626	98,863
Rubber-Tires — 0.0%
Cie Generale des Etablissements Michelin SCA	560	59,923
Rubber/Plastic Products — 0.1%
Elite Material Co., Ltd.	23,000	116,703
Security Services — 0.0%
Sohgo Security Services Co., Ltd.	800	38,121
Semiconductor Components-Integrated Circuits — 1.5%
QUALCOMM, Inc.	17,917	2,108,473
Taiwan Semiconductor Manufacturing Co., Ltd.	55,039	826,607
		2,935,080
Semiconductor Equipment — 0.2%
ASML Holding NV	350	129,057
Lasertec Corp.†	1,000	82,703
Tokyo Electron, Ltd.	600	157,038
		368,798
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	78,900	57,532
Soap & Cleaning Preparation — 0.1%
Hindustan Unilever, Ltd.	5,755	161,410
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,204	122,856
Telephone-Integrated — 1.9%
AT&T, Inc.	16,362	466,481
BT Group PLC	34,911	44,366
Deutsche Telekom AG	18,279	306,214
Elisa Oyj	1,127	66,428
KDDI Corp.	8,800	222,604
Nippon Telegraph & Telephone Corp.	6,500	132,984
SoftBank Group Corp.	600	37,048
Verizon Communications, Inc.	40,029	2,381,325
		3,657,450
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	249	116,406
Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	581	55,869
Sarepta Therapeutics, Inc.†	1,139	159,950
		215,819
Security Description	Shares/ Principal Amount	Value (Note 2)
Tobacco — 0.5%
Altria Group, Inc.	19,448	$751,471
British American Tobacco PLC	3,763	135,253
		886,724
Toys — 0.2%
Nintendo Co., Ltd.	700	397,936
Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	30,269	92,365
Hankyu Hanshin Holdings, Inc.	1,500	48,254
Odakyu Electric Railway Co., Ltd.	2,400	60,383
Union Pacific Corp.	570	112,216
West Japan Railway Co.	1,500	74,139
		387,357
Transport-Services — 0.4%
Deutsche Post AG	7,908	360,614
Expeditors International of Washington, Inc.	3,506	317,363
		677,977
Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	3,522	637,200
Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	7,379	560,583
Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	3,112	4,560,947
NAVER Corp.	549	139,002
Yandex NV, Class A†	1,776	115,884
		4,815,833
Total Common Stocks (cost $118,039,174)		141,182,329
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.07% 3 ML+5.79% (cost $14,579)	580	14,483
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	$25,000	25,094
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	9,000	8,283
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	91,512
		99,795
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	46,145

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	$5,000	$5,558
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	66,405
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,550
JPMorgan Chase & Co. FRS 1.28% (3 ML+1.00%) due 05/15/2077	27,000	21,014
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(4)	63,000	61,740
		212,412
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS
2.39% (3 ML+2.11%) due 05/15/2067	50,000	40,578
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,203
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	55,983
Pipelines — 0.1%
Energy Transfer Partners LP Series B 6.63% due 02/15/2028(4)	80,000	54,376
TransCanada Trust 5.30% due 03/15/2077	40,000	40,070
		94,446
Total Preferred Securities/Capital Securities (cost $571,318)		567,511
ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.96% (12 MTA+0.94%) due 06/25/2046(5)	8,318	7,228
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	232,932	2
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 6.11% due 04/12/2038*(3)(6)	2,104	2,101
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.53% due 08/10/2049(3)(6)(7)	280,232	16,995
CD Mtg. Trust Series 2017-CD3, Class A4 3.63% due 02/10/2050(6)	26,000	29,467
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.29% due 04/15/2044*(3)(6)	$101,000	$98,953
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.92% due 09/10/2045*(3)(6)(7)	214,471	5,598
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	50,000	54,147
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	68,000	67,300
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(3)(6)	30,000	28,557
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.97% due 05/25/2035(3)(5)	13,823	14,045
COMM Mtg. Trust Series 2014-UBS6, Class AM 4.05% due 12/10/2047(6)	26,000	28,468
COMM Mtg. Trust Series 2014-CR19, Class AM 4.08% due 08/10/2047(6)	56,000	61,202
COMM Mtg. Trust VRS Series 2014-CR14, Class AM 4.53% due 02/10/2047(3)(6)	26,000	28,467
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.92% due 08/10/2050(3)(6)(7)	447,245	10,521
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.97% due 05/10/2047(3)(6)(7)	272,343	7,492
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.04% due 12/10/2047(3)(6)(7)	377,601	11,007
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.10% due 08/10/2047(3)(6)(7)	285,127	9,543
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.11% due 08/10/2046(3)(6)(7)	249,964	6,694
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.13% due 08/10/2047(3)(6)(7)	511,400	15,239
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.17% due 11/10/2047(3)(6)(7)	558,271	19,232
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	61,477
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.09% due 03/10/2046*(3)(6)	36,000	29,546
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.59% due 12/10/2047(3)(6)	18,000	17,138

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	$12,000	$13,137
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(3)(6)	104,000	102,149
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.05% due 07/10/2046*(3)(6)	78,000	77,641
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.39% due 05/15/2038*(3)(6)(7)	6,128	120
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.65% due 02/15/2040*(3)(6)(7)	57,455	170
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 1.05% due 09/15/2039*(3)(6)(7)	499	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.98% due 04/15/2050(3)(6)(7)	964,228	28,511
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.41% due 04/15/2050(3)(6)	81,000	74,309
CSMC Trust VRS Series 2016-NXSR, Class C 4.50% due 12/15/2049(3)(6)	37,000	34,515
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.49% due 07/10/2044*(3)(6)	102,000	93,894
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.51% due 08/10/2044*(3)(6)	132,000	113,856
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.75% due 05/10/2050(3)(6)(7)	329,113	9,484
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.64% due 02/10/2046(3)(6)(7)	708,430	21,917
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	34,218
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(6)	41,000	44,560
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(6)	34,000	38,395
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(6)	32,000	32,585
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.85% due 06/10/2047(3)(6)	68,000	66,021
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.55% due 08/10/2044*(3)(6)	$100,000	$92,558
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.32% due 09/12/2037*(3)(6)(7)	2,147	13
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,859
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	69,000	56,310
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,703
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.32% due 05/15/2045(3)(6)	57,000	48,322
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.92% due 01/15/2047(3)(6)(7)	650,075	13,474
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.24% due 07/15/2045(3)(6)	50,000	50,500
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.71% due 09/15/2047(3)(6)	19,000	16,881
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.83% due 04/15/2047(3)(6)	38,000	36,744
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.86% due 08/15/2046(3)(6)	79,000	66,408
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	39,980
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.37% due 11/15/2045(3)(6)	105,000	103,818
JPMCC Commercial Mtg. Securities Trust Series 2019-COR4, Class AS 4.29% due 03/10/2052(6)	79,000	93,254
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.27% due 04/15/2041(3)(6)	7,908	7,974

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	$37,644	$1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 7.23% due 07/15/2045*(3)(6)(7)	2,609	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.23% due 08/15/2047(3)(6)(7)	104,425	2,966
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.69% due 12/15/2048(3)(6)	19,000	19,596
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	70,768
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.64% due 08/15/2047(3)(6)	85,000	84,927
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.83% due 08/15/2045*(3)(6)	67,000	65,040
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.92% due 10/15/2046(3)(6)	55,000	53,572
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.11% due 02/15/2047(3)(6)	60,000	62,742
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(6)	23,000	24,866
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.03% due 11/15/2049(3)(6)	27,000	25,708
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.42% due 07/15/2049*(3)(6)	43,000	37,805
Towd Point Asset Trust FRS Series 2018-SL1, Class A 0.78% (1 ML+0.60%) due 01/25/2046*	49,833	49,056
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.57% due 05/10/2045*(3)(6)	30,000	27,828
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(3)(6)	25,000	25,743
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,822
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(3)(5)	$94,530	$95,567
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.07% (1 ML+0.92%) due 10/25/2044(5)	21,600	21,257
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	29,000	30,123
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	91,734
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050(6)	37,000	41,822
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.92% due 10/15/2045*(3)(6)	34,000	33,635
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.32% due 03/15/2045*(3)(6)(7)	229,425	5,190
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.67% due 12/15/2045*(3)(6)(7)	165,001	4,724
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.04% due 11/15/2045*(3)(6)(7)	101,247	2,997
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	22,692
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	63,000	65,570
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	31,000	32,176
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(3)(6)	24,000	25,929
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	72,746
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.51% due 12/15/2045(3)(6)	18,000	9,678
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(3)(6)	20,000	21,732
WF-RBS Commercial Mtg. Trust Series 2012-C6, Class B 4.70% due 04/15/2045(6)	30,000	30,994
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(3)(6)	66,000	70,516

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.97% due 06/15/2045*(3)(6)	$55,000	$28,828
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.97% due 11/15/2045*(3)(6)	51,000	45,285
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.84% due 11/15/2044*(3)(6)	101,000	101,918
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.85% due 03/15/2044*(3)(6)	34,000	16,118
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.86% due 02/15/2044*(3)(6)	26,000	25,787
Total Asset Backed Securities (cost $4,148,640)		3,556,157
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	20,000	18,360
Oil Companies-Exploration & Production — 0.0%
Oasis Petroleum, Inc. Company Guar. Notes 2.63% due 09/15/2023(8)(9)	4,000	900
Total Convertible Bonds & Notes (cost $22,618)		19,260
U.S. CORPORATE BONDS & NOTES — 6.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	84,155
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	55,000	56,574
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	15,000	16,912
		157,641
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,025
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	5,000	4,800
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	15,000	15,450
		22,275
Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	$32,000	$34,820
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	61,797
		96,617
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026	38,000	43,662
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	25,000	29,801
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	19,221
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	26,107
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,039
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	27,930
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	4,984
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	5,000	5,438
		167,182
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	75,426
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	29,071
		104,497
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,398
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	5,000	5,275
Levi Strauss & Co. Senior Notes 5.00% due 05/01/2025	5,000	5,116
		20,789
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	21,847

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	$38,000	$47,716
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	65,000	63,497
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	30,000	31,882
		164,942
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	40,320
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	20,000	22,930
General Motors Co. Senior Notes 6.13% due 10/01/2025	10,000	11,617
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,572
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,791
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	25,000	25,930
		119,160
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,575
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	20,000	20,450
Navistar International Corp. Senior Sec. Notes 9.50% due 05/01/2025*	5,000	5,634
		46,659
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.88% due 07/01/2028	10,000	9,700
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,060
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	16,600
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	133,308
		151,968
Security Description	Principal Amount	Value (Note 2)
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	$10,000	$9,975
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	15,297
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,512
		39,784
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	10,000	10,752
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	25,000	28,048
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	25,000	28,799
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	29,000	34,825
		91,672
Brewery — 0.0%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	20,178
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	17,000	20,747
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	18,822
		59,747
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	9,603
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	8,000	7,755
Diamond Sports Group LLC/ Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	14,150
Diamond Sports Group LLC/ Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	40,000	20,825
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	23,000	25,555

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Fox Corp. Senior Notes 4.03% due 01/25/2024	$25,000	$27,523
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	16,268	16,948
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	31,815
Nexstar Broadcasting, Inc. Senior Sec. Notes 4.75% due 11/01/2028*	10,000	10,185
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	25,000	26,259
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,212
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	14,644
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,700
		230,174
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	25,687
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	14,000	14,998
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	10,000	10,276
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	15,000	14,805
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	57,200
		122,966
Building & Construction-Misc. — 0.0%
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	5,000	5,163
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 4.88% due 09/15/2028*	5,000	5,050
		10,213
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 5.13% due 03/01/2029*	5,000	5,013
Security Description	Principal Amount	Value (Note 2)
Building Products-Cement (continued)
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	$18,000	$18,562
		23,575
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	8,000	8,400
JELD-WEN, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	5,025
JELD-WEN, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,095
JELD-WEN, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,650
		29,170
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	10,000	10,750
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	18,900
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,509
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	15,000	15,150
		54,559
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	28,180
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,687
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	11,400
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	27,500
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	5,000	5,325
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,438
TRI Pointe Group, Inc. Company Guar. Notes 5.70% due 06/15/2028	10,000	10,950

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	$5,000	$5,400
		110,880
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	10,000	10,437
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	110,000	119,212
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,775
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	10,000	10,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	12,000	13,267
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	26,122
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	37,555
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	61,421
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	112,000	126,522
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	40,000	48,537
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	15,168
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	31,000	29,831
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	$25,000	$27,805
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	28,000
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	81,510
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	30,414
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	41,020
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	90,000	93,825
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,363
		832,434
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	5,000	4,906
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,156
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,206
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	5,000	5,482
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	13,800
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	18,600
		62,900
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,740
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	18,126

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	$53,000	$60,884
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	96,000	107,725
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	39,000	44,250
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,150
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,152
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	10,000	10,674
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,013
		273,714
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	23,679
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,434
Nutrition & Biosciences, Inc. Senior Sec. Notes 2.30% due 11/01/2030*	16,000	16,135
Nutrition & Biosciences, Inc. Senior Sec. Notes 3.47% due 12/01/2050*	9,000	9,087
		69,335
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	73,731
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,700
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	46,944
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	30,000	30,862
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	10,200
Valvoline, Inc. Company Guar. Notes 4.38% due 08/15/2025	5,000	5,144
Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty (continued)
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	$10,000	$10,327
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,562
		239,470
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	25,000	25,500
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	39,306
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	25,063
Nielsen Finance LLC/Nielsen Finance Co Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,343
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	14,006
		49,412
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	40,000	42,800
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	23,792
Moody's Corp. Senior Bonds 2.55% due 08/18/2060	25,000	23,120
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	37,450
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	17,000	16,726
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	25,000	27,219
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	22,011
		193,118
Computer Services — 0.1%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	20,000	21,142

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	$5,000	$5,238
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	45,000	45,927
		72,307
Computer Software — 0.0%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	5,000	5,091
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	37,513
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	5,000	5,826
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	95,000	111,547
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,402
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,570
		175,858
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	10,000	10,831
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	5,000	5,058
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	5,000	5,256
		10,314
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,375
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	30,825
		41,200
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	30,106
Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass (continued)
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	$15,000	$14,119
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	29,656
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	20,000	20,719
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,175
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	5,000	5,416
		105,191
Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,250
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	5,050
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	5,000	5,250
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	7,000	7,106
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,375
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	10,063
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,419
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,182
		72,695
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	3,000	3,222
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,328
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	15,299

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	$72,000	$86,269
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	95,009
		203,127
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	5,000	5,075
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	20,150
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,081
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,188
PolyOne Corp. Senior Notes 5.75% due 05/15/2025*	5,000	5,300
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	20,525
		36,094
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	60,000	63,081
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	44,965
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	121,757
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	27,000	28,539
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	67,549
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	48,000	55,978
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	13,076
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$23,000	$24,677
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	54,164
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	103,291
		577,077
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	10,000	10,325
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,638
		20,963
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	40,000	43,136
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	50,000	51,028
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	34,206
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	38,976
		124,210
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/ GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,203
Match Group, Inc. Senior Notes 4.13% due 08/01/2030*	5,000	5,058
Match Group, Inc. Senior Notes 4.63% due 06/01/2028*	10,000	10,300
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	16,000	16,880
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	20,850
		58,291
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,605

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	$10,000	$10,893
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	16,435
		27,328
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	33,383
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	31,959
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	27,288
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,480
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	26,094
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,552
		106,373
Electric-Integrated — 0.2%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	5,000	5,327
AES Corp. Senior Notes 5.13% due 09/01/2027	30,000	31,953
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,932
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	47,229
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	27,656
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	7,178
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	11,883
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	63,859
Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	$35,000	$45,224
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,873
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	35,000	33,865
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	23,787
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	15,278
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	22,000	24,123
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	21,751
		400,918
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	50,964
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	45,000	50,550
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	20,000	20,751
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	50,000	53,811
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	10,000	10,162
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	10,000	10,606
		196,844
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	10,000	10,250
Enterprise Software/Service — 0.1%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,340
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	15,000	15,900
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	32,755

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	$75,000	$88,550
		142,545
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	51,000	69,825
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	16,650
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	42,082
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	35,000	36,266
		78,348
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	30,354
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	44,442
		74,796
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	14,981
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	10,194
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	5,363
PennyMac Financial Services, Inc. Senior Sec. Notes 5.38% due 10/15/2025*	15,000	15,187
		45,725
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,080
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	20,000	19,871
Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	40,000	39,864
		64,815
Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	$20,000	$20,550
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027*	15,000	15,888
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	23,030
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,678
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	10,800
		135,946
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,348
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,212
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson's LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,456
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	25,000	22,375
		59,391
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,025
Wolverine World Wide, Inc. Company Guar. Notes 6.38% due 05/15/2025*	10,000	10,550
		20,575
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	15,000	15,675
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	10,012
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,888
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	22,163
		63,738

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/ CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	$25,000	$24,188
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,012
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	20,300
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	19,050
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,295
		73,845
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	26,484
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	16,600
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	10,000	10,375
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	5,000	5,424
		15,799
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	15,975
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	10,788
		26,763
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,975
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	47,000	47,748
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	20,000	21,419
Security Description	Principal Amount	Value (Note 2)
Hotels/Motels (continued)
Marriott International, Inc. Senior Notes 5.75% due 05/01/2025	$20,000	$22,320
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	5,000	5,088
		101,550
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	25,603
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	5,097
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	30,000	31,166
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	50,000	53,375
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	71,620
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,438
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,787
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,288
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,643
		219,017
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	10,000	10,491
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	20,725
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	33,000	39,956
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,125
		81,297
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	22,939

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	$15,000	$17,320
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	22,378
		62,637
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	51,000	52,589
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	32,488
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	16,762
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,700
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	11,787
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	29,830
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	6,150
		70,229
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	65,000	66,199
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.75% due 09/15/2024	10,000	10,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	10,000	10,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,258
		123,062
Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	$15,000	$14,925
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	16,630
		31,555
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	7,000	7,414
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	28,000	31,987
		39,401
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Sec. Notes 2.57% due 02/15/2030	30,000	32,242
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	15,206
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,400
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,378
		79,226
Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	5,113
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	13,046
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	29,942
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	5,000	5,020
		48,008
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	110,000	121,189
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,481
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	110,000	128,118

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	$25,000	$25,889
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	5,000	5,150
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	89,030
		385,857
Medical-HMO — 0.1%
Centene Corp. Senior Notes 3.00% due 10/15/2030	10,000	10,202
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,360
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,187
Centene Corp. Senior Notes 5.25% due 04/01/2025*	5,000	5,196
Centene Corp. Senior Notes 5.38% due 06/01/2026*	10,000	10,538
Centene Corp. Senior Notes 5.38% due 08/15/2026*	10,000	10,592
Molina Healthcare, Inc. Senior Notes 4.88% due 06/15/2025*	5,000	5,100
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	4,000	4,191
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	94,418
		187,784
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	45,000	43,987
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	15,000	14,513
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	14,745
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	12,410
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	5,094
Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	$35,000	$39,587
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	52,501
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	30,000	33,150
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	12,380
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	10,050
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	45,000	45,817
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	30,816
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,322
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,375
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	20,000	22,238
		352,985
Medical-Outpatient/Home Medical — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	11,775
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	9,926
		21,701
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	18,400
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	9,822
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	41,100
		50,922
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	10,000	10,340

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	$10,000	$10,514
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	5,544
		26,398
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 1.63% due 09/01/2025*	16,000	15,866
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	17,561
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	20,000	22,033
		55,460
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	10,000	9,825
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	14,850
		24,675
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	25,411
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,331
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,204
		54,946
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	5,000	4,861
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	10,375
		15,236
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	30,360
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	5,000	1,700
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	$14,000	$11,410
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	14,000	13,300
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	9,150
Apache Corp. Senior Notes 4.63% due 11/15/2025	5,000	4,766
Apache Corp. Senior Notes 4.88% due 11/15/2027	5,000	4,725
Apache Corp. Senior Notes 5.10% due 09/01/2040	10,000	8,956
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	10,835
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	5,144
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	10,000	10,252
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	46,448
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	5,000	4,331
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,963
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	10,000	9,400
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	10,117
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	19,410
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	12,917
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	35,115
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	10,000	10,787

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	$5,000	$5,192
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	30,000	30,150
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	15,000	15,412
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	74,439
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	15,000	14,599
Newfield Exploration Co. Company Guar. Notes 5.38% due 01/01/2026	5,000	4,696
Newfield Exploration Co. Company Guar. Notes 5.63% due 07/01/2024	5,000	4,850
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	14,994
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	15,000	16,412
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	5,000	6,936
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022(8)(9)	5,000	1,188
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023(8)(9)	10,000	2,325
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	5,000	4,242
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	10,000	8,300
Occidental Petroleum Corp. Senior Notes 4.85% due 03/15/2021	10,000	9,900
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	10,000	9,165
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	15,000	12,787
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	9,225
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 5.00% due 01/15/2024	$15,000	$8,025
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	3,112
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	4,442
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	4,450
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	5,000	4,750
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	19,700
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	5,000	4,916
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	15,225
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	10,350
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	10,000	10,450
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,300
		573,558
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	22,080
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	67,534
		89,614
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	20,000	19,104
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	15,000	14,869
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	9,916
		43,889

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	$5,000	$5,012
Georgia-Pacific LLC Senior Notes 2.10% due 04/30/2027*	70,000	73,505
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,714
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,800
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,025
		101,056
Pharmacy Services — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	55,383	69,160
Pipelines — 0.3%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	4,659
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	4,819
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,632
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	83,000	92,391
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	15,000	17,098
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	10,230
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	19,200
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	41,301
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,576
Energy Transfer Operating LP Company Guar. Notes 2.90% due 05/15/2025	16,000	16,086
Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	$36,000	$39,636
Energy Transfer Operating LP Company Guar. Notes 6.50% due 02/01/2042	2,000	2,095
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	75,000	79,834
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	15,925
Global Partners LP/GLP Finance Corp Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,050
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	30,000	30,562
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	9,981
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	10,000	9,750
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,635
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	33,413
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,075
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	38,007
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	19,175
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	18,000
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 7.50% due 10/01/2025*	5,000	5,020
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,349
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	30,000	29,250

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030*	$5,000	$5,005
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	15,000	15,637
		596,391
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	34,513
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,592
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	15,188
		24,780
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Sec. Notes 6.50% due 07/01/2025*	15,000	15,450
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	20,000	16,700
		32,150
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,101
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,600
		26,701
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	10,373
Radio — 0.0%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	13,050
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	15,000	12,750
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	10,000	9,163
		34,963
Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.75% due 01/15/2027	$20,000	$21,575
American Tower Corp. Senior Notes 2.90% due 01/15/2030	38,000	41,079
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	29,093
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	62,398
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	6,180
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	118,979
Diversified Healthcare Trust Company Guar. Notes 9.75% due 06/15/2025	35,000	38,930
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	48,000	52,900
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	10,000	10,896
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	10,100
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,858
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	11,083
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	10,198
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	20,825
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	18,662
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	14,512
iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	14,058
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	12,975
Prologis LP Senior Notes 2.13% due 04/15/2027	8,000	8,518

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Prologis LP Senior Notes 2.25% due 04/15/2030	$18,000	$19,132
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,314
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	14,363
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	29,158
		581,786
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	19,903
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,733
		25,636
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	15,000	15,242
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	16,494
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	49,673
		66,167
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	5,000	5,150
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	5,000	5,219
		10,369
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	20,000	18,966
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	15,956
		34,922
Security Description	Principal Amount	Value (Note 2)
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Senior Sec. Notes 8.38% due 05/15/2023*	$10,000	$11,050
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	5,000	5,475
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	10,000	10,175
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	9,800
L Brands, Inc. Senior Sec. Notes 6.88% due 07/01/2025*	5,000	5,400
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	15,675
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	5,000	5,738
		63,313
Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 3.50% due 09/01/2025	5,000	4,980
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,155
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,000
		29,135
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,450
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	9,800
		25,250
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	5,000	5,306
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	6,895
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	9,988
		16,883

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	$15,000	$15,677
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Sec. Notes 8.75% due 05/15/2025*	10,000	10,959
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	36,966
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	15,000	15,354
Retail-Regional Department Stores — 0.0%
Macy's, Inc. Senior Sec. Notes 8.38% due 06/15/2025*	5,000	5,170
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	20,875
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	10,000	7,888
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,662
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,493
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	20,506
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,585
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	10,000
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,800
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	5,000	5,545
		112,354
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	16,754
Security Description	Principal Amount	Value (Note 2)
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	$15,000	$15,167
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,113
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	9,000	9,122
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,138
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	15,000	15,637
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	35,000	31,150
		61,047
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	75,250
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	41,000	48,599
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	40,022
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,874
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*(8)(9)	5,000	5,040
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022(8)(9)	30,000	12,525
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	10,000	9,875
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	15,000	15,413
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	279,706
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	43,750
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	129,000	156,412

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	$10,000	$13,855
Zayo Group Holdings, Inc. Senior Sec. Notes 4.00% due 03/01/2027*	5,000	4,921
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	5,000	5,161
		716,403
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	25,000	27,103
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	13,912
ViacomCBS, Inc. Senior Notes 2.90% due 01/15/2027	18,000	19,412
ViacomCBS, Inc. Senior Notes 4.00% due 01/15/2026	6,000	6,738
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	30,000	34,699
		101,864
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	15,367
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,300
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,838
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	9,650
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	10,792
		45,947
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	19,100
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	20,000	21,525
Security Description	Principal Amount	Value (Note 2)
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	$10,000	$10,106
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	15,000	15,675
		25,781
Transport-Rail — 0.0%
Watco Cos LLC/finance Co. Senior Notes 6.50% due 06/15/2027*	35,000	35,809
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	17,510
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.90% due 08/28/2028	15,000	17,325
Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	35,000	37,529
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	50,000	47,279
		84,808
Total U.S. Corporate Bonds & Notes (cost $12,125,198)		13,019,403
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	10,000	10,941
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	53,521
		64,462
Airlines — 0.0%
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	25,957
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	10,000	10,525
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	10,000	10,486
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,487
		36,498

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	$10,000	$11,146
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	59,020
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	21,354
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	36,380
		127,900
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	43,847
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,332
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,126
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	20,252
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	20,550
		55,928
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,072
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,560
		32,632
Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,743
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	4,925
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	20,375
Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	$15,000	$16,725
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	67,978
		84,703
Containers-Paper/Plastic — 0.0%
Intelligent Packaging, Ltd. Finco, Inc./ Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes 6.00% due 09/15/2028*	10,000	10,141
Cruise Lines — 0.0%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	5,000	5,603
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	5,000	5,300
		10,903
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	30,000	34,001
Diversified Financial Services — 0.0%
UBS-Barclays Commercial Mtg. Trust Series 2012-C3, Class AS 3.81% due 08/10/2049*(6)	29,000	30,249
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	6,120
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	15,000	15,188
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	23,284
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	60,272
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(14)	20,000	20,700
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	4,975
		25,675

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	$10,000	$10,286
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,300
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	16,163
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*	4,000	3,060
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	25,000	25,656
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	51,187
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,525
		127,177
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	5,000	4,950
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,175
		15,125
Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	5,000	3,837
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	15,169
		19,006
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,489
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	21,000	22,138
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	9,000	9,765
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	50,000	56,928
		104,320
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	$5,000	$2,463
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	5,000	2,406
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	12,864
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	3,900	3,487
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	15,000	12,022
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	1,000	410
		33,652
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	2,825
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	23,825
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	17,000	16,676
		43,326
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	10,053
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	40,464
		50,517
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,075
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	17,205
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	30,000	32,350
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	55,963
		88,313

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Notes 4.00% due 10/15/2030*	$10,000	$10,077
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	15,282
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	5,099
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	20,507
		50,965
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*(8)(9)	35,000	22,925
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	17,000	17,850
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	12,000	15,146
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,094
Total Foreign Corporate Bonds & Notes (cost $1,325,657)		1,394,831
LOANS(10)(11)(12) — 0.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 3.76% (3 ML +3.50%) due 08/21/2026	24,750	22,505
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS 1st Lien BTL-B 3.66% (1 ML+3.50%) due 11/06/2024	31,055	30,745
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 4.75% (1 ML+4.00%) due 05/01/2026	14,963	14,401
Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 4.75% (1 ML+3.75%) due 05/05/2024	$5,570	$5,547
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	4,862	4,522
Cellular Telecom — 0.0%
T-Mobile USA, Inc. FRS BTL 3.15% (1 ML +3.00%) due 04/01/2027	9,975	9,963
Chemicals-Specialty — 0.0%
Solenis International LLC FRS 1st Lien BTL 4.26% (3 ML+4.00%) due 06/26/2025	9,924	9,647
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	4,874	4,776
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL-B 3.41% (1 ML+3.25%) due 06/30/2025	19,332	18,486
Enterprise Software/Service — 0.0%
Epicor Software Corp. FRS BTL 5.25% (1 ML+4.25%) due 07/30/2027	15,000	14,910
Epicor Software Corp. FRS 2nd Lien 8.75% (1 ML+7.75%) due 07/31/2028	10,000	10,208
		25,118
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.25% (3 ML+3.25%) due 02/28/2025	4,776	4,091
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (6 ML +8.00%) due 02/28/2026	10,000	6,000
		10,091
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 3.16% (1 ML+3.00%) due 03/02/2027	44,775	43,891

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(10)(11)(12) (continued)
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.36% (3 ML+3.00%) due 03/28/2025	$19,428	$18,311
Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. FRS 1.00% (3 ML+4.75%) due 09/16/2025	35,000	34,183
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL-B 4.00% (1 ML+3.00%) due 05/30/2025	16,864	16,768
GFL Environmental, Inc. FRS BTL-B 4.00% (3 ML+3.00%) due 05/30/2025	3,018	3,001
		19,769
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. 1st Lien 0.00% due 12/31/2022(2)	5,000	1,800
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 3.75% (1 ML+2.75%) due 04/01/2024	6,779	6,662
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027	9,950	9,634
Total Loans (cost $302,300)		290,051
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	43,061
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	20,892
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	49,858
Total Municipal Bonds & Notes (cost $70,165)		113,811
U.S. GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	2,309	2,721
7.50% due 10/01/2029	2,343	2,678
Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K111, Class X1 1.68% due 05/25/2030(3)(6)(7)	$295,906	$38,117
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HQA2, Class M2 2.45% (1 ML+2.3%) due 10/25/2048*(5)	10,000	9,787
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(5)	11,704	11,507
Series 2015-DN1, Class M3 4.30% (1 ML+4.15%) due 01/25/2025(5)	66,067	66,234
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 16.56% (-2.56*1 ML+16.95) due 06/15/2034(5)(13)	5,584	6,807
Series 3065, Class DC 19.40% (-3*1 ML+19.86) due 03/15/2035(5)(13)	16,437	23,725
Series 3072, Class SM 23.24% (-3.67*1 ML+23.8) due 11/15/2035(5)(13)	9,766	17,122
		178,698
Federal National Mtg. Assoc. — 1.0%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2M2 2.75% (1 ML+2.60%) due 05/25/2024(5)	42,480	41,734
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(5)	10,611	10,916
Series 2015-C01, Class 1M2 4.45% (1 ML+4.30%) due 02/25/2025(5)	7,378	7,498
Series 2014-C04, Class 1M2 5.05% (1 ML+4.90%) due 11/25/2024(5)	173,563	179,964
Series 2016-C03, Class 1M2 5.45% (1 ML+5.30%) due 10/25/2028(5)	7,035	7,413
Series 2016-C02, Class 1M2 6.15% (1 ML+6.00%) due 09/25/2028(5)	140,957	149,167
Federal National Mtg. Assoc. 3.00% due 09/01/2046	451,524	474,722
3.00% due 10/01/2046	171,058	179,813
3.50% due 01/01/2047	20,927	22,246
4.00% due 04/01/2049	529,424	564,428
4.50% due 11/01/2020	8	9
5.00% due 03/01/2021	89	93
6.00% due 06/01/2036	1,012	1,196
6.50% due 06/01/2036	6,160	7,200

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 07/01/2036	$2,304	$2,691
6.50% due 09/01/2036	6,607	7,507
6.50% due 11/01/2036	19,109	22,198
7.00% due 06/01/2033	2,624	3,087
7.00% due 04/01/2035	3,842	4,518
7.50% due 04/01/2024	2,161	2,297
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2017-C07, Class 1EB2 1.15% (1 ML+1.00%) due 05/25/2030(5)	23,000	22,821
Series 2017-C02, Class 2ED3 1.50% (1 ML+1.35%) due 09/25/2029(5)	9,419	9,324
Series 2020-R01, Class 1M2 2.20% (1 ML+2.05%) due 01/25/2040*(5)	22,000	21,556
Series 2018-C05, Class 1M2 2.50% (1 ML+2.35%) due 01/25/2031(5)	10,313	10,116
Series 2016-C04, Class 1M2 4.40% (1 ML+4.25%) due 01/25/2029(5)	146,144	151,407
Series 2015-C03, Class 2M2 5.15% (1 ML+5.00%) due 07/25/2025(5)	5,834	5,972
Series 2016-C01, Class 1M2 6.90% (1 ML+6.75%) due 08/25/2028(5)	7,611	7,898
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.39% due 10/25/2041(3)(5)(7)	49,792	653
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.81% (-3*1 ML+20.25) due 08/25/2035(5)(13)	4,272	6,083
Series 2005-122, Class SE 22.58% (-3.5*1 ML+23.1) due 11/25/2035(5)(13)	4,235	6,177
Series 2006-8, Class HP 24.02% (-3.67*1 ML+24.57) due 03/25/2036(5)(13)	9,735	17,044
		1,947,748
Government National Mtg. Assoc. — 0.6%
3.50% due October 30 TBA	1,000,000	1,052,930
5.50% due 11/20/2049	16,437	18,068
6.50% due 08/20/2037	9,847	11,299
6.50% due 09/20/2037	2,333	2,754
		1,085,051
Uniform Mtg. Backed Securities — 1.6%
2.00% due November 30 TBA	1,000,000	1,032,171
2.50% due November 30 TBA	2,000,000	2,095,044
		3,127,215
Total U.S. Government Agencies (cost $6,319,156)		6,338,712
Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Bonds — 1.6%
1.25% due 05/15/2050	$80,000	$76,050
2.75% due 08/15/2042(15)(16)(17)	1,780,000	2,285,005
3.00% due 02/15/2047	520,000	705,027
		3,066,082
United States Treasury Notes — 0.6%
1.63% due 10/31/2023	620,000	648,021
1.75% due 06/30/2022	540,000	555,293
		1,203,314
Total U.S. Government Treasuries (cost $3,534,318)		4,269,396
EXCHANGE-TRADED FUNDS — 3.4%
iShares Core MSCI Emerging Markets ETF	2,526	133,373
SPDR S&P 500 Trust ETF	16,849	5,642,562
SPDR S&P MidCap 400 ETF	2,250	762,367
Total Exchange-Traded Funds (cost $5,542,184)		6,538,302
EQUITY CERTIFICATES — 0.2%
Diversified Banking Institutions — 0.1%
UBS AG — Shenzhen Inovance Technology Co., Ltd.	14,000	119,020
Beverages-Wine/Spirits — 0.0%
UBS AG — Wuliangye Yibin Co., Ltd.	3,600	116,818
Medical Products — 0.1%
UBS AG — Shenzhen Mindray Bio-Medical.	2,690	137,451
Total Equity Certificates (cost $346,937)		373,289
WARRANTS† — 0.1%
Commercial Services — 0.1%
Centre Testing International Group Co., Ltd. Expires 01/11/2021	34,900	125,188
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039	198	1,455
Total Warrants (cost $83,989)		126,643
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2049(2)	20,000	0
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*	11,000	16

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Shares/ Security Description	Principal Amount	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS (continued)
Vistra Energy Corp. CVR†(1)	$1,362	$1,487
Total Escrows And Litigation Trusts (cost $12)		1,506
Total Long-Term Investment Securities (cost $152,446,245)		177,805,684
SHORT-TERM INVESTMENT SECURITIES — 4.0%
Commercial Paper — 4.0%
Barclays Bank PLC 0.20% due 10/05/2020	1,000,000	999,977
BPCE SA 0.22% due 10/15/2020	900,000	899,966
Manhattan Asset Fdg. 0.15% due 10/27/2020	950,000	949,895
Matchpoint Finance PLC 0.20% due 11/13/2020	950,000	949,832
Nationwide Bldg Soc 0.16% due 10/26/2020	950,000	949,899
NRW.Bank 0.20% due 10/19/2020	900,000	899,954
Skandin Ens Banken AG 0.19% due 12/10/2020	1,000,000	999,708
Toronto Dominion Bank 0.17% due 12/23/2020	950,000	949,654
Total Short-Term Investment Securities (cost $7,598,634)		7,598,885
REPURCHASE AGREEMENTS — 5.2%
Agreement with Bank of America Securities LLC, bearing interest at 0.06%, dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $9,838,014 and collateralized by $9,719,000 of United States Treasury Notes, bearing interest at 1.75% due 04/30/2022 and having an approximate value of $10,034,774 (cost $9,838,000)	9,838,000	9,838,000
TOTAL INVESTMENTS (cost $169,882,879)(18)	102.9%	195,242,569
Liabilities in excess of other assets	(2.9)	(5,410,533)
NET ASSETS	100.0%	$189,832,036

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $7,735,966 representing 4.1% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$0	$0	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,487	1.09	0.00
				$1,487		0.00%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  Company has filed for bankruptcy protection.

(9)  Security in default of interest.

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2020.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

(14)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open forward foreign currency contracts.

(18)  See Note 4 for cost of investments on a tax basis

ADR — American Depositary Receipt

BTL — Bank Term Loan

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal mount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
116	Long	E-Mini Russell 2000 Index	December 2020	$8,713,054	$8,725,520	$12,466
8	Short	MSCI EAFE Index	December 2020	754,661	741,280	13,381
13	Long	U.S. Treasury 2 Year Notes	December 2020	2,870,867	2,872,492	1,625
3	Long	U.S. Treasury 5 Year Notes	December 2020	377,461	378,094	633
						$28,105
						Unrealized (Depreciation)
41	Short	S&P 500 E-Mini Index	December 2020	$6,826,650	$6,871,600	$(44,950)
1	Short	U.S. Treasury 10 Year Notes	December 2020	139,148	139,531	(383)
30	Short	U.S. Treasury 10 Year Ultra Bonds	December 2020	4,775,156	4,797,656	(22,500)
3	Short	U.S. Treasury Long Bonds	December 2020	528,375	528,844	(469)
						$(68,302)
Net Unrealized Appreciation (Depreciation)						$(40,197)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$9,690	06/10/2021	3 Month USD LIBOR-BBA plus 34 bps/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$65,089
Citibank N.A.	8,898	06/10/2021	3 Month USD LIBOR-BBA less 11 bps/Quarterly	Russell 1000 Index Total Return/ Quarterly	—	(107,117)
Goldman Sachs International	2,326	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(2)/Monthly	—	(41,302)
Net Unrealized Appreciation (Depreciation)					$—	$(83,330)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

(1)  The following list represents the components in the Citibank U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Amazon.com, Inc.	6.1%	186	$586,369
Apple, Inc.	5.3	4,404	510,040
Microsoft Corp.	3.7	1,721	361,995
Alphabet, Inc., Class A	3.3	218	320,051
Adobe, Inc.	2.6	504	247,182
Verizon Communications, Inc.	2.3	3,724	221,554
Texas Instruments, Inc.	2.0	1,354	193,321
JPMorgan Chase & Co.	1.9	1,910	183,881
Medtronic PLC	1.9	1,762	183,069
Intuit, Inc.	1.9	558	182,087
Mondelez International, Inc., Class A	1.8	3,043	174,826
Honeywell International, Inc.	1.8	1,056	173,886
Fidelity National Information Services, Inc.	1.8	1,181	173,801
Veeva Systems, Inc., Class A	1.7	584	164,105
Lockheed Martin Corp.	1.7	420	160,987
Goldman Sachs Group, Inc.	1.5	741	148,941
NVIDIA Corp.	1.5	272	147,105
eBay, Inc.	1.4	2,582	134,504
Intercontinental Exchange, Inc.	1.4	1,335	133,522
Johnson & Johnson	1.3	873	129,977
Cognizant Technology Solutions Corp., Class A	1.3	1,828	126,901
Waste Management, Inc.	1.3	1,114	126,090
Starbucks Corp.	1.3	1,450	124,595
Clorox Co.	1.3	586	123,100
Take-Two Interactive Software, Inc.	1.3	744	122,972
Allstate Corp.	1.2	1,231	115,924
DTE Energy Co.	1.2	982	113,019
Charter Communications, Inc., Class A	1.1	177	110,585
Synopsys, Inc.	1.1	500	106,997
Exelon Corp.	1.1	2,899	103,665
US Bancorp	1.1	2,852	102,256
Hologic, Inc.	1.0	1,509	100,291
Hershey Co.	1.0	677	97,045
Costco Wholesale Corp.	1.0	271	96,190
Procter & Gamble Co.	1.0	691	96,062
Baxter International, Inc.	1.0	1,179	94,824
Cisco Systems, Inc.	1.0	2,342	92,261
Kinder Morgan, Inc.	0.9	7,396	91,193
Garmin, Ltd.	0.9	960	91,108
Leidos Holdings, Inc.	0.9	1,010	90,040
Facebook, Inc., Class A	0.9	338	88,545

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
Merck & Co., Inc.	0.8%	946	$78,507
Dollar General Corp.	0.8	374	78,294
Cadence Design Systems, Inc.	0.8	726	77,397
PepsiCo, Inc.	0.8	537	74,407
Pfizer, Inc.	0.7	1,939	71,160
Carrier Global Corp.	0.7	2,224	67,914
F5 Networks, Inc.	0.7	533	65,480
Juniper Networks, Inc.	0.7	3,034	65,223
Electronic Arts, Inc.	0.7	499	65,095
State Street Corp.	0.7	1,079	64,027
Amgen, Inc.	0.7	249	63,258
American Electric Power Co., Inc.	0.6	763	62,361
Berry Global Group, Inc.	0.6	1,230	59,414
Maxim Integrated Products, Inc.	0.6	867	58,603
Bristol-Myers Squibb Co.	0.6	960	57,877
Exxon Mobil Corp.	0.6	1,671	57,364
Omnicom Group, Inc.	0.6	1,156	57,236
Teledyne Technologies, Inc.	0.6	181	56,253
Eli Lilly & Co.	0.5	356	52,751
Laboratory Corp. of America Holdings	0.5	277	52,110
Cabot Oil & Gas Corp.	0.5	2,884	50,060
Walt Disney Co.	0.5	392	48,608
Delta Air Lines, Inc.	0.5	1,583	48,394
C.H. Robinson Worldwide, Inc.	0.5	465	47,497
Thermo Fisher Scientific, Inc.	0.5	107	47,326
AbbVie, Inc.	0.5	520	45,532
VICI Properties, Inc.	0.5	1,923	44,934
Equity Residential	0.5	875	44,892
Ecolab, Inc.	0.4	210	42,030
Quest Diagnostics, Inc.	0.4	356	40,706
Loews Corp.	0.4	1,166	40,535
American Homes 4 Rent, Class A	0.4	1,413	40,236
Chemed Corp.	0.4	82	39,467
KLA Corp.	0.4	199	38,527
Target Corp.	0.4	238	37,417
Coca-Cola Co.	0.4	744	36,733
Amdocs, Ltd.	0.4	619	35,537
Gentex Corp.	0.3	1,236	31,821
Reliance Steel & Aluminum Co.	0.3	301	30,668
Zoetis, Inc.	0.3	183	30,284
AGNC Investment Corp.	0.3	2,165	30,113
Equity Commonwealth	0.3	1,097	29,216
Axalta Coating Systems, Ltd.	0.3	1,314	29,130
Biogen, Inc.	0.3	102	28,874
Camden Property Trust	0.3	316	28,148
Accenture PLC, Class A	0.3	124	27,935
Vertex Pharmaceuticals, Inc.	0.3	102	27,849
Western Union Co.	0.3	1,280	27,422
Allison Transmission Holdings, Inc.	0.3	774	27,208
QIAGEN NV	0.3	519	27,123
Chevron Corp.	0.3	371	26,696
NewMarket Corp.	0.3	75	25,756
Schneider National, Inc., Class B	0.3	1,024	25,329
Bright Horizons Family Solutions, Inc.	0.3	160	24,304
Prologis, Inc.	0.2	241	24,218
Zimmer Biomet Holdings, Inc.	0.2	176	23,919
Activision Blizzard, Inc.	0.2	286	23,151
HP, Inc.	0.2	1,192	22,638
UDR, Inc.	0.2	675	21,997
Ingersoll Rand, Inc.	0.2	598	21,271
Assurant, Inc.	0.2	174	21,100

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
Regeneron Pharmaceuticals, Inc.	0.2%	35	$19,349
Black Knight, Inc.	0.2	220	19,136
American Financial Group, Inc.	0.2	280	18,751
Reinsurance Group of America, Inc.	0.2	174	16,573
CenterPoint Energy, Inc.	0.2	854	16,530
MGIC Investment Corp.	0.2	1,808	16,017
Silgan Holdings, Inc.	0.2	433	15,932
New York Community Bancorp, Inc.	0.1	1,611	13,327
EQT Corp.	0.1	945	12,216
Duke Realty Corp.	0.1	316	11,661
Equity LifeStyle Properties, Inc.	0.1	163	9,995
Republic Services, Inc.	0.1	104	9,696
AptarGroup, Inc.	0.1	77	8,714
Agilent Technologies, Inc.	0.1	85	8,585
Jazz Pharmaceuticals PLC	0.1	57	8,158
Incyte Corp.	0.1	79	7,048
Alexion Pharmaceuticals, Inc.	0.1	52	5,937
Moderna, Inc.	0.1	80	5,638
Terminix Global Holdings, Inc.	0.1	140	5,595
Exelixis, Inc.	0.1	229	5,595
Mettler-Toledo International, Inc.	0.1	6	5,510
Union Pacific Corp.	0.1	28	5,467
Bio-Rad Laboratories, Inc., Class A	0.1	10	5,211
Colgate-Palmolive Co.	0.1	64	4,912
BioMarin Pharmaceutical, Inc.	0.0	60	4,570
Sarepta Therapeutics, Inc.	0.0	32	4,442
Pinnacle West Capital Corp.	0.0	58	4,314
Mylan NV	0.0	291	4,314
Automatic Data Processing, Inc.	0.0	29	4,100
Chubb, Ltd.	0.0	34	3,930
United Therapeutics Corp.	0.0	37	3,759
Neurocrine Biosciences, Inc.	0.0	39	3,759
Bluebird Bio, Inc.	0.0	70	3,759
United Airlines Holdings, Inc.	0.0	104	3,632
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$9,690,330

*  Represents the weighting of the component in the custom basket.

(2)  The following list represents the components in the Goldman U.S. Equity Custom Basket

Common Stocks	Percentage*	Shares	Value
PerkinElmer Inc	4.1%	768	$96,333
Ipsen SA	4.1	912	95,685
Merck KGaA	4.1	655	95,642
Thermo Fisher Scientific Inc	4.0	213	94,210
Mettler-Toledo International Inc	4.0	95	92,146
Zoetis Inc	3.9	551	91,168
Agilent Technologies Inc	3.7	853	86,083
IQVIA Holdings Inc	3.7	543	85,622
Pfizer Inc	3.7	2,323	85,270
Merck & Co Inc	3.5	987	81,894
Waters Corp	3.5	410	80,287
GlaxoSmithKline PLC	2.9	3,631	68,066
Johnson & Johnson	2.9	456	67,911
Sanofi	2.8	655	65,541
Illumina Inc	2.8	207	64,124
Perrigo Co PLC	2.7	1,345	61,759
Mylan NV	2.6	4,083	60,550
Alexion Pharmaceuticals Inc	2.6	527	60,262

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
Bayer AG	2.5%	925	$57,825
Taisho Pharmaceutical Holdings Co Ltd	2.4	844	55,329
AbbVie Inc	2.3	613	53,715
Biogen Inc	2.3	187	52,967
Bristol-Myers Squibb Co	2.1	799	48,169
AstraZeneca PLC	2.1	441	48,169
Sumitomo Dainippon Pharma Co Ltd	2.0	3,521	46,147
CSL Ltd	1.9	215	44,182
Amgen Inc	1.9	170	43,139
Sartorius Stedim Biotech	1.8	124	42,754
Teva Pharmaceutical Industries Ltd	1.6	4,144	37,340
Gilead Sciences Inc	1.6	588	37,155
Galapagos NV	1.6	261	37,131
Vifor Pharma AG	1.4	240	32,630
Eisai Co Ltd	1.3	327	29,738
Hisamitsu Pharmaceutical Co Inc	1.3	572	29,083
Takeda Pharmaceutical Co Ltd	1.2	812	28,811
Eli Lilly and Co	1.0	165	24,426
Shionogi & Co Ltd	0.9	390	20,776
Hikma Pharmaceuticals PLC	0.9	593	19,859
H Lundbeck A/S	0.7	504	16,622
UCB SA	0.6	129	14,612
Astellas Pharma Inc	0.6	950	14,114
Incyte Corp	0.5	137	12,329
Grifols SA	0.5	374	10,776
Eurofins Scientific SE	0.3	10	8,091
Regeneron Pharmaceuticals Inc	0.3	13	7,327
Novartis AG	0.3	72	6,278
Daiichi Sankyo Co Ltd	0.2	197	6,039
Recordati SpA	0.1	57	2,914
Vertex Pharmaceuticals Inc	0.1	10	2,735
Orion Oyj	0.1	59	2,672
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$2,326,407

*  Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	HKD	58,600	USD	7,560	11/18/2020	$—	$0
Citibank N.A.	DKK	632,700	USD	101,764	12/16/2020	1,974	—
	USD	87,168	GBP	65,400	12/16/2020	—	(2,739)
						1,974	(2,739)
Goldman Sachs International	USD	252,003	JPY	26,560,500	11/18/2020	—	(31)
HSBC Bank USA	CNH	4,782,800	USD	684,468	11/18/2020	—	(18,745)
	USD	583,376	EUR	490,900	12/16/2020	—	(6,850)
	USD	303,137	GBP	227,500	12/16/2020	—	(9,444)
						—	(35,039)
JPMorgan Chase Bank	KRW	34,745,100	USD	29,327	11/18/2020	—	(471)
	NOK	450,600	USD	50,623	12/16/2020	2,305	—
	USD	18,036	AUD	26,000	10/21/2020	587	—
	USD	573,774	JPY	60,414,100	11/18/2020	—	(642)
	USD	158,691	SGD	218,600	11/18/2020	1,458	—
	USD	757,502	CHF	688,100	12/16/2020	—	(8,734)
	USD	623,531	GBP	467,800	12/16/2020	—	(19,620)
						4,350	(29,467)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
NatWest Markets PLC	SEK	2,050,900	USD	235,110	12/16/2020	$5,895	$—
State Street Bank and Trust Co.	USD	12,764	ILS	43,900	10/21/2020	53	—
	USD	51,875	JPY	5,464,500	11/18/2020	—	(35)
	USD	1,021,101	EUR	858,300	12/16/2020	—	(13,091)
						53	(13,126)
UBS AG	USD	24,721	CAD	33,600	10/21/2020	514	—
	USD	435,103	EUR	366,100	12/16/2020	—	(5,145)
	USD	425,945	GBP	319,500	12/16/2020	—	(13,484)
						514	(18,629)
Westpac Banking Corp.	USD	18,466	CAD	25,100	10/21/2020	387	—
	USD	599,869	JPY	63,222,200	11/18/2020	—	(98)
						387	(98)
Unrealized Appreciation (Depreciation)						$13,173	$(99,129)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$—	$—		$0	$0
Other Industries	109,645,978	31,536,351	**	—	141,182,329
Preferred Securities	14,483	—		—	14,483
Preferred Securities/Capital Securities	—	567,511		—	567,511
Asset Backed Securities	—	3,556,157		—	3,556,157
Convertible Bonds & Notes	—	19,260		—	19,260
U.S. Corporate Bonds & Notes	—	13,019,403		—	13,019,403
Foreign Corporate Bonds & Notes	—	1,394,831		—	1,394,831
Loans:
Oil Companies-Exploration & Production	—	—		1,800	1,800
Other Industries	—	288,251		—	288,251
Municipal Bonds & Notes	—	113,811		—	113,811
U.S. Government Agencies	—	6,338,712		—	6,338,712
U.S. Government Treasuries	—	4,269,396		—	4,269,396
Exchange-Traded Funds	6,538,302	—		—	6,538,302
Equity Certificates	—	373,289		—	373,289
Warrants	—	126,643		—	126,643
Escrows and Litigations	—	1,503		3	1,506
Short-Term Investment Securities	—	7,598,885		—	7,598,885
Repurchase Agreements	—	9,838,000		—	9,838,000
Total Investments at Value	$116,198,763	$79,042,003		$1,803	$195,242,569
Other Financial Instruments:†
Futures Contracts	$28,105	$—		$—	$28,105
Over the Counter Total Return Swap Contracts	—	65,089		—	65,089
Forward Foreign Currency Contracts	—	13,173		—	13,173
Total Other Financial Instruments	$28,105	$78,262		$—	$106,367

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$68,302	$—	$—	$68,302
Over the Counter Total Return Swap Contracts	—	148,419	—	148,419
Forward Foreign Currency Contracts	—	99,129	—	99,129
Total Other Financial Instruments	$68,302	$247,548	$—	$315,850

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
E-Commerce/Products	13.8%
Applications Software	11.1
Internet Content-Entertainment	9.1
Computers	5.5
Finance-Credit Card	5.5
Web Portals/ISP	4.9
Commercial Services-Finance	4.8
Enterprise Software/Service	4.1
Medical-HMO	3.5
Electronic Components-Semiconductors	3.3
Data Processing/Management	2.7
E-Commerce/Services	2.2
Auto-Cars/Light Trucks	2.0
Computer Software	2.0
Retail-Apparel/Shoe	1.7
Electronic Measurement Instruments	1.6
Medical Instruments	1.6
Medical-Biomedical/Gene	1.5
Medical Products	1.2
Entertainment Software	1.2
Semiconductor Equipment	1.1
Transport-Services	1.0
Pharmacy Services	0.9
Athletic Footwear	0.9
Retail-Automobile	0.9
Transport-Rail	0.9
Internet Content-Information/News	0.8
Casino Hotels	0.8
Electronic Forms	0.8
Commercial Services	0.7
Retail-Restaurants	0.7
Medical-Hospitals	0.6
Internet Application Software	0.5
Auto-Heavy Duty Trucks	0.5
Diversified Financial Services	0.5
Semiconductor Components-Integrated Circuits	0.5
Aerospace/Defense	0.5
Diversified Manufacturing Operations	0.5
Auto/Truck Parts & Equipment-Original	0.5
Registered Investment Companies	0.5
Insurance-Multi-line	0.5
Internet Gambling	0.4
Industrial Gases	0.4
Computer Data Security	0.3
Machinery-General Industrial	0.2
Finance-Other Services	0.2
Decision Support Software	0.2
Investment Management/Advisor Services	0.2
Finance-Investment Banker/Broker	0.2
Transport-Truck	0.1
Food-Wholesale/Distribution	0.1
Dental Supplies & Equipment	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Aerospace/Defense — 0.5%
Teledyne Technologies, Inc.†	6,941	$2,153,168
Applications Software — 11.0%
Epic Games, Inc.†(1)(2)	1,420	816,500
Intuit, Inc.	19,037	6,210,060
Microsoft Corp.	169,926	35,740,536
ServiceNow, Inc.†	10,616	5,148,760
Stripe, Inc., Class B†(1)(2)	10,760	168,824
		48,084,680
Athletic Footwear — 0.9%
NIKE, Inc., Class B	32,900	4,130,266
Auto-Cars/Light Trucks — 0.8%
Ferrari NV	17,966	3,307,361
XPeng, Inc. ADR†	12,016	241,161
		3,548,522
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	10,934	2,308,823
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	22,602	2,072,151
Casino Hotels — 0.8%
Las Vegas Sands Corp.	21,800	1,017,188
Wynn Resorts, Ltd. .	32,966	2,367,289
		3,384,477
Commercial Services — 0.7%
Cintas Corp.	9,428	3,137,921
Commercial Services-Finance — 4.8%
Avalara, Inc.†	10,971	1,397,047
Equifax, Inc.	6,835	1,072,412
Global Payments, Inc.	22,887	4,064,273
PayPal Holdings, Inc.†	38,006	7,488,322
S&P Global, Inc.	7,701	2,776,981
StoneCo, Ltd., Class A†	20,619	1,090,539
TransUnion	38,946	3,276,527
		21,166,101
Computer Data Security — 0.3%
Crowdstrike Holdings, Inc., Class A†	9,792	1,344,637
Computer Software — 2.0%
Datadog, Inc., Class A†	23,196	2,369,704
Slack Technologies, Inc., Class A†	69,169	1,857,879
Splunk, Inc.†	23,486	4,418,421
		8,646,004
Computers — 5.5%
Apple, Inc.	208,273	24,120,096
Data Processing/Management — 2.7%
Fidelity National Information Services, Inc.	45,742	6,733,680
Fiserv, Inc.†	49,806	5,132,508
		11,866,188
Decision Support Software — 0.2%
MSCI, Inc.	2,375	847,353
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,355	443,573
Security Description	Shares	Value (Note 2)
Diversified Financial Services — 0.5%
ANT International Co., Ltd., Class C†(1)(2)	249,140	$2,252,226
Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp.	10,300	2,084,102
E-Commerce/Products — 13.8%
Alibaba Group Holding, Ltd. ADR†	41,486	12,196,054
Amazon.com, Inc.†	15,280	48,112,595
		60,308,649
E-Commerce/Services — 1.4%
Booking Holdings, Inc.†	1,643	2,810,647
Match Group, Inc.†	28,436	3,146,443
		5,957,090
Electronic Components-Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	73,142	5,996,912
Marvell Technology Group, Ltd.	71,370	2,833,389
NVIDIA Corp.	10,481	5,672,527
		14,502,828
Electronic Forms — 0.8%
Adobe, Inc.†	6,700	3,285,881
Electronic Measurement Instruments — 1.6%
Fortive Corp.	37,672	2,870,983
Roper Technologies, Inc.	10,818	4,274,300
		7,145,283
Enterprise Software/Service — 3.9%
Palantir Technologies Inc., Class A†	52,011	494,105
Paycom Software, Inc.†	7,469	2,325,100
salesforce.com, Inc.†	43,639	10,967,353
Snowflake, Inc., Class A†	1,529	383,779
Snowflake, Inc., Class B†(1)	997	237,735
Temenos AG	5,106	687,607
Workday, Inc., Class A†	7,769	1,671,345
		16,767,024
Entertainment Software — 1.2%
Sea, Ltd. ADR†	32,800	5,052,512
Finance-Credit Card — 5.5%
Mastercard, Inc., Class A	34,940	11,815,660
Visa, Inc., Class A	60,748	12,147,777
		23,963,437
Finance-Investment Banker/Broker — 0.2%
Tradeweb Markets, Inc.	12,464	722,912
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	9,900	868,626
Food-Wholesale/Distribution — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting Shares†(1)(2)	167	7,732
Maplebear, Inc. (dba Instacart) Voting Shares†(1)(2)	3,211	148,669
		156,401
Industrial Gases — 0.4%
Linde PLC	6,850	1,631,191
Insurance-Multi-line — 0.5%
Chubb, Ltd.	17,426	2,023,507

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Application Software — 0.5%
Shopify, Inc., Class A†	1,666	$1,704,268
Wix.com, Ltd.†	2,503	637,890
		2,342,158
Internet Content-Entertainment — 9.1%
Facebook, Inc., Class A†	84,792	22,207,025
Netflix, Inc.†	19,802	9,901,594
Snap, Inc., Class A†	179,686	4,691,601
Spotify Technology SA†	12,152	2,947,711
		39,747,931
Internet Content-Information/News — 0.8%
GoodRx Holdings, Inc.†	2,312	128,547
Tencent Holdings, Ltd.	52,700	3,509,471
		3,638,018
Internet Gambling — 0.4%
DraftKings, Inc., Class A†	31,850	1,874,054
Investment Management/Advisor Services — 0.2%
XP, Inc., Class A†	20,236	843,639
Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp.	14,524	898,745
Medical Instruments — 1.6%
Alcon, Inc.†	10,473	594,595
Intuitive Surgical, Inc.†	8,950	6,350,383
		6,944,978
Medical Products — 1.2%
Stryker Corp.	25,765	5,368,653
Medical-Biomedical/Gene — 1.5%
Argenx SE ADR†	1,503	394,567
Incyte Corp.†	18,669	1,675,356
Vertex Pharmaceuticals, Inc.†	16,390	4,460,047
		6,529,970
Medical-HMO — 3.5%
Anthem, Inc.	11,799	3,169,094
Centene Corp.†	38,580	2,250,371
Humana, Inc.	4,500	1,862,505
UnitedHealth Group, Inc.	25,986	8,101,655
		15,383,625
Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	20,799	2,593,219
Pharmacy Services — 0.9%
Cigna Corp.	24,447	4,141,566
Retail-Apparel/Shoe — 1.7%
Lululemon Athletica, Inc.†	10,462	3,445,869
Ross Stores, Inc.	43,518	4,061,100
		7,506,969
Retail-Automobile — 0.9%
CarMax, Inc.†	4,160	382,346
Carvana Co.†	15,390	3,432,893
		3,815,239
Security Description	Shares	Value (Note 2)
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	2,467	$3,068,233
Semiconductor Components-Integrated Circuits — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,600	2,156,462
Semiconductor Equipment — 1.1%
ASML Holding NV	12,499	4,615,506
Transport-Rail — 0.9%
Norfolk Southern Corp.	5,852	1,252,269
Union Pacific Corp.	12,586	2,477,806
		3,730,075
Transport-Services — 0.9%
FedEx Corp.	16,204	4,075,630
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	5,198	656,923
Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	7,975	11,688,160
Alphabet, Inc., Class C†	6,769	9,947,722
		21,635,882
Total Common Stocks (cost $258,396,340)		425,543,104
CONVERTIBLE PREFERRED SECURITIES — 2.5%
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	26,666	184,306
Magic Leap, Inc., Series D†(1)(2)	16,678	135,092
		319,398
Auto-Cars/Light Trucks — 1.2%
Aurora Innovation, Inc., Series B†(1)(2)	35,120	324,519
GM Cruise Holdings, LLC Class F†(1)(2)	33,800	616,850
Rivian Automotive, Inc., Series D†(1)(2)	114,924	1,780,173
Rivian Automotive, Inc., Series E†(1)(2)	166,666	2,581,656
		5,303,198
E-Commerce/Services — 0.8%
Airbnb, Inc., Series D†(1)(2)	13,329	1,133,987
Airbnb, Inc., Series E†(1)(2)	8,841	752,163
DoorDash, Inc., Series G†(1)(2)	1,701	390,432
Doordash, Inc., Series H†(1)(2)	717	164,574
Rappi, Inc., Series E†(1)(2)	9,191	549,126
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	865,922
		3,856,204
Enterprise Software/Service — 0.2%
UiPath, Inc., Series D-1†(1)(2)	36,408	676,951
UiPath, Inc., Series D-2†(1)(2)	6,114	113,680
Uipath, Inc.,Series E†(1)(2)	897	16,678
		807,309
Food-Wholesale/Distribution — 0.1%
Maplebear, Inc. (dba Instacart), Series G†(1)(2)	6,559	315,435

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series E†(1)(2)	12,598	$0
Transport-Services — 0.1%
Waymo LLC, Series A-2†(1)(2)	4,915	422,037
Total Convertible Preferred Securities (cost $10,473,038)		11,023,581
Total Long-Term Investment Securities (cost $268,869,378)		436,566,685
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	563,495	563,495
T. Rowe Price Government Reserve Fund 0.09%(3)	1,496,733	1,496,733
Total Short-Term Investment Securities (cost $2,060,228)		2,060,228
TOTAL INVESTMENTS (cost $270,929,606)(4)	100.3%	438,626,913
Liabilities in excess of other assets	(0.3)	(1,364,780)
NET ASSETS	100.0%	$437,262,133

†  Non-income producing security

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	249,140	$1,397,675	$2,252,226	$9.04	0.52%
Epic Games, Inc.	06/18/2020	1,420	816,500	816,500	575.00	0.19
Maplebear, Inc. (dba Instacart) Non-Voting Shares	08/07/2020	167	7,738	7,732	46.30	0.00
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Maplebear, Inc. (dba Instacart) Voting Shares	08/07/2020	3,211	$148,778	$148,669	$46.30	0.03%
Snowflake, Inc., Class B	03/17/2020	997	38,670	237,735	238.45	0.05
Stripe, Inc., Class B	12/17/2019	10,760	168,824	168,824	15.69	0.04
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,133,987	85.08	0.26
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	752,163	85.08	0.17
Aurora Innovation, Inc., Series B	03/01/2019	35,120	324,519	324,519	9.24	0.07
DoorDash, Inc., Series G	11/12/2019	1,701	322,675	390,432	229.53	0.09
DoorDash, Inc., Series H	06/17/2020	717	164,574	164,574	229.53	0.04
GM Cruise Holdings, LLC, Class F	05/04/2019	33,800	616,850	616,850	18.25	0.14
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	184,306	6.91	0.04
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	135,092	8.10	0.03
Maplebear, Inc. (dba Instacart), Series G	07/02/2020	6,559	315,435	315,435	48.09	0.07
Rappi, Inc., Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	549,126	59.75	0.13
Rivian Automotive, Inc., Series D	12/23/2019	114,924	1,234,744	1,780,173	15.49	0.41
Rivian Automotive, Inc., Series E	07/10/2020	166,666	2,581,656	2,581,656	15.49	0.59
UiPath, Inc., Series D-1	04/26/2019	36,408	477,572	676,951	18.59	0.15
UiPath, Inc., Series D-2	04/26/2019	6,114	80,199	113,680	18.59	0.03
UiPath, Inc., Series E	07/09/2020	897	16,678	16,678	18.59	0.00
Waymo LLC, Series A-2	05/08/2020	4,915	422,037	422,037	85.87	0.10
WeWork Cos., Inc., Series E	06/23/2015	12,598	414,343	0	0.00	0.00
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	865,922	45.46	0.20
				$14,655,267		3.35%

(2)  Securities classified as Level 3 (see Note 2).

(3)  The rate shown is the 7-day yield as of September 30, 2020.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$47,099,356	$—		$985,324	$48,084,680
Diversified Financial Services	—	—		2,252,226	2,252,226
Enterprise Software/Service	15,841,682	925,342	#	—	16,767,024
Food-Wholesale/Distribution	—	—		156,401	156,401
Other Industries	354,178,708	4,104,065	**	—	358,282,773
Convertible Preferred Securities	—	—		11,023,581	11,023,581
Short-Term Investment Securities	2,060,228	—		—	2,060,228
Total Investments at Value	$419,179,974	$5,029,407		$14,417,532	$438,626,913

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

#  Amount includes $687,607 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2020	$1,912,551	$6,173,401
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation (1)	746,233	1,464,278
Change in unrealized depreciation (1)	(114)	(663,604)
Net purchases	973,016	4,049,506
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3 (2)	(237,735)	—
Balance as of September 30, 2020	$3,393,951	$11,023,581

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2020 includes:

Common Stocks	Convertible Preferred Securities
$547,038	$800,674

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2020.

(2)  Private Common Stock was converted to Restricted Common Stock following the Company's IPO listings. Securities are now valued using Level 2 inputs.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,141,725	Market Approach	Transaction Price*	$15.6900 - $575.0000 ($419.8712)#
	$2,252,226	Market Approach	Transaction Price*	$4.0200
			Gross Profit Multiple*	15.00x
			Earns Before Interest &Taxes (EBIT) Mutilple*	24.95x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$7,952,111	Market Approach	Transaction Price*	$9.2403 - $229.5310 ($38.7872)#
	$865,922	Market Approach	Transaction Price*	$50.9321
			Sales Multiple*	3.25x
			Gross Merchandise Value Mutilple*	0.85x
			Discount for Lack of Marketability	10.0%
	$319,398	Market Approach	Liquidation Preference*	$23.0330 - $27.0000 ($24.7109)#
			Discount for Uncertainty	50.0% - 90.0% (70.0%)^
	$0	Cost Approach	Estimated Restructure Value*	$0.00
	$1,886,150	Market Approach	Transaction Price*	$55.0000
			Revenue Multiple*	5.64x - 7.30x (6.25x)^
			Gross Profit Mutilple*	8.27x
			Discount for Lack of Marketability	10.0% - 15.0% (12.5%)^

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

^  The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Internet Content-Entertainment	8.5%
Applications Software	7.5
E-Commerce/Products	7.4
Computers	6.3
Enterprise Software/Service	6.3
Commercial Services-Finance	5.1
Internet Application Software	4.1
Web Portals/ISP	3.5
Finance-Credit Card	3.1
Medical-Drugs	2.9
Electronic Components-Semiconductors	2.8
Medical Instruments	2.8
Computer Software	2.5
Medical-Biomedical/Gene	2.1
Retail-Discount	1.5
Diagnostic Equipment	1.5
Semiconductor Components-Integrated Circuits	1.5
Electronic Forms	1.4
Real Estate Investment Trusts	1.3
Chemicals-Specialty	1.1
Communications Software	1.1
Exchange-Traded Funds	1.1
Registered Investment Companies	1.0
Beverages-Non-alcoholic	1.0
Retail-Restaurants	0.9
Entertainment Software	0.9
Coatings/Paint	0.9
Retail-Apparel/Shoe	0.8
Aerospace/Defense-Equipment	0.8
Cosmetics & Toiletries	0.8
Transport-Rail	0.8
Athletic Footwear	0.8
Computer Aided Design	0.8
Building Products-Cement	0.7
Finance-Other Services	0.7
Medical Products	0.7
Aerospace/Defense	0.7
Auto-Cars/Light Trucks	0.6
Electronic Measurement Instruments	0.6
Computer Services	0.6
Retail-Building Products	0.5
Data Processing/Management	0.5
Medical-HMO	0.5
E-Commerce/Services	0.5
Industrial Gases	0.5
Containers-Metal/Glass	0.4
Cable/Satellite TV	0.4
Electronic Connectors	0.4
Machinery-Farming	0.3
Internet Content-Information/News	0.3
Consulting Services	0.3
Semiconductor Equipment	0.3
Diversified Banking Institutions	0.3
Multimedia	0.3
Auto/Truck Parts & Equipment-Original	0.2
Food-Misc./Diversified	0.2
Retail-Perfume & Cosmetics	0.2
Patient Monitoring Equipment	0.2
Finance-Investment Banker/Broker	0.2
Therapeutics	0.2
Casino Hotels	0.2%
Insurance Brokers	0.2
Schools	0.2
Tobacco	0.2
Chemicals-Diversified	0.1
Food-Confectionery	0.1
Investment Management/Advisor Services	0.1
Oil Companies-Exploration & Production	0.1
Electric-Integrated	0.1
Instruments-Controls	0.1
Medical-Outpatient/Home Medical	0.1
Retail-Major Department Stores	0.1
Diversified Manufacturing Operations	0.1
Apparel Manufacturers	0.1
Retail-Auto Parts	0.1
Transport-Services	0.1
Building-Residential/Commercial	0.1
Auto-Heavy Duty Trucks	0.1
Hotels/Motels	0.1
Machinery-Construction & Mining	0.1
Electric Products-Misc.	0.1
Distribution/Wholesale	0.1
Drug Delivery Systems	0.1
Medical Labs & Testing Services	0.1
Non-Hazardous Waste Disposal	0.1
Insurance-Property/Casualty	0.1
Diagnostic Kits	0.1
Commercial Services	0.1
Oil-U.S. Royalty Trusts	0.1
Options Purchased	0.1
Gold Mining	0.1
Decision Support Software	0.1
Dental Supplies & Equipment	0.1
Machinery-Pumps	0.1
Wireless Equipment	0.1
Respiratory Products	0.1
Consumer Products-Misc.	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Aerospace/Defense — 0.7%
Boeing Co.	7,404	$1,223,585
Lockheed Martin Corp.	2,337	895,725
Northrop Grumman Corp.	1,473	464,717
Raytheon Technologies Corp.	7,693	442,655
Teledyne Technologies, Inc.†	350	108,574
TransDigm Group, Inc.	515	244,687
		3,379,943
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	43,624	3,867,704
Howmet Aerospace, Inc.	1,865	31,183
L3Harris Technologies, Inc.	2,054	348,851
		4,247,738
Apparel Manufacturers — 0.1%
PVH Corp.	8,648	515,767
VF Corp.	1,609	113,032
		628,799
Applications Software — 7.5%
Intuit, Inc.	2,488	811,610
Microsoft Corp.	132,702	27,911,212
ServiceNow, Inc.†	21,457	10,406,645
		39,129,467
Athletic Footwear — 0.8%
NIKE, Inc., Class B	32,329	4,058,583
Auto-Cars/Light Trucks — 0.6%
Tesla, Inc.†	7,565	3,245,461
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	884	186,665
PACCAR, Inc.	3,289	280,486
		467,151
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	12,753	1,169,195
Banks-Commercial — 0.0%
First Republic Bank	801	87,357
SVB Financial Group†	315	75,795
		163,152
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	50,783	2,507,157
Monster Beverage Corp.†	21,181	1,698,716
PepsiCo, Inc.	6,315	875,259
		5,081,132
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,734	130,605
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,313	113,601
Building Products-Air & Heating — 0.0%
Carrier Global Corp.	4,100	125,214
Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	15,193	3,575,825
Vulcan Materials Co.	1,258	170,509
		3,746,334
Security Description	Shares	Value (Note 2)
Building Products-Wood — 0.0%
Masco Corp.	2,485	$136,998
Building-Maintenance & Services — 0.0%
Rollins, Inc.	659	35,711
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,145	237,856
NVR, Inc.†	33	134,743
PulteGroup, Inc.	2,548	117,947
		490,546
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,421	887,187
Comcast Corp., Class A	24,256	1,122,083
		2,009,270
Casino Hotels — 0.2%
Las Vegas Sands Corp.	15,567	726,356
MGM Resorts International	2,373	51,613
Wynn Resorts, Ltd.	922	66,209
		844,178
Chemicals-Diversified — 0.1%
Celanese Corp.	1,124	120,774
Dow, Inc.	7,042	331,326
FMC Corp.	1,231	130,375
PPG Industries, Inc.	1,143	139,538
		722,013
Chemicals-Specialty — 1.1%
Ecolab, Inc.	29,658	5,926,855
Coatings/Paint — 0.9%
Sherwin-Williams Co.	6,525	4,546,228
Commercial Services — 0.1%
Cintas Corp.	826	274,918
Quanta Services, Inc.	590	31,187
		306,105
Commercial Services-Finance — 5.1%
Adyen NV†*	2,150	3,962,142
Automatic Data Processing, Inc.	2,533	353,328
Equifax, Inc.	692	108,575
FleetCor Technologies, Inc.†	799	190,242
Global Payments, Inc.	1,393	247,369
IHS Markit, Ltd.	2,587	203,105
MarketAxess Holdings, Inc.	361	173,854
Moody's Corp.	1,534	444,630
PayPal Holdings, Inc.†	30,333	5,976,511
S&P Global, Inc.	6,369	2,296,661
Square, Inc., Class A†	77,496	12,596,975
		26,553,392
Communications Software — 1.1%
Zoom Video Communications, Inc., Class A†	12,394	5,826,543
Computer Aided Design — 0.8%
ANSYS, Inc.†	815	266,692
Autodesk, Inc.†	13,782	3,183,780
Cadence Design Systems, Inc.†	2,649	282,463

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Aided Design (continued)
Synopsys, Inc.†	1,442	$308,559
		4,041,494
Computer Data Security — 0.0%
Fortinet, Inc.†	1,276	150,326
Computer Services — 0.6%
Accenture PLC, Class A	12,909	2,917,305
Leidos Holdings, Inc.	635	56,610
		2,973,915
Computer Software — 2.5%
Akamai Technologies, Inc.†	1,113	123,031
Citrix Systems, Inc.	610	84,003
Slack Technologies, Inc., Class A†	132,555	3,560,428
Twilio, Inc., Class A†	37,357	9,230,541
		12,998,003
Computers — 6.3%
Apple, Inc.	286,890	33,224,731
Computers-Memory Devices — 0.0%
NetApp, Inc.	970	42,525
Seagate Technology PLC	1,272	62,671
		105,196
Consulting Services — 0.3%
Gartner, Inc.†	848	105,958
Verisk Analytics, Inc.	7,708	1,428,369
		1,534,327
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,588	234,484
Containers-Metal/Glass — 0.4%
Ball Corp.	26,285	2,184,809
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	3,666	282,832
Estee Lauder Cos., Inc., Class A	9,153	1,997,642
Procter & Gamble Co.	13,720	1,906,943
		4,187,417
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	766	101,112
Fidelity National Information Services, Inc.	12,495	1,839,389
Fiserv, Inc.†	5,281	544,207
Jack Henry & Associates, Inc.	379	61,621
Paychex, Inc.	2,040	162,731
		2,709,060
Decision Support Software — 0.1%
MSCI, Inc.	795	283,640
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	681	222,932
DENTSPLY SIRONA, Inc.	1,100	48,103
		271,035
Diagnostic Equipment — 1.5%
10X Genomics, Inc., Class A†	7,205	898,319
Adaptive Biotechnologies Corp.†	21,183	1,030,129
Danaher Corp.	19,760	4,254,921
Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc.	3,759	$1,659,674
		7,843,043
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	808	317,633
Disposable Medical Products — 0.0%
Teleflex, Inc.	442	150,466
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,963	206,429
Fastenal Co.	3,815	172,018
LKQ Corp.†	1,383	38,351
		416,798
Diversified Banking Institutions — 0.3%
JPMorgan Chase & Co.	13,899	1,338,057
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,668	322,274
Parker-Hannifin Corp.	672	135,972
Trane Technologies PLC	1,410	170,963
		629,209
Drug Delivery Systems — 0.1%
DexCom, Inc.†	910	375,129
E-Commerce/Products — 7.4%
Amazon.com, Inc.†	11,317	35,634,177
Chewy, Inc., Class A†	49,574	2,718,143
eBay, Inc.	6,317	329,116
Etsy, Inc.†	1,134	137,928
		38,819,364
E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	389	665,455
Match Group, Inc.†	16,157	1,787,772
		2,453,227
E-Services/Consulting — 0.0%
CDW Corp.	1,356	162,083
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,182	216,891
Emerson Electric Co.	3,066	201,037
		417,928
Electric-Distribution — 0.0%
Sempra Energy	1,237	146,411
Electric-Integrated — 0.1%
NextEra Energy, Inc.	2,466	684,463
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,417	134,417
Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	11,155	914,598
Broadcom, Inc.	3,821	1,392,067
Intel Corp.	23,034	1,192,701
IPG Photonics Corp.†	170	28,895
Marvell Technology Group, Ltd.	19,873	788,958
Microchip Technology, Inc.	2,399	246,521
Micron Technology, Inc.†	10,556	495,710
NVIDIA Corp.	15,617	8,452,233
Qorvo, Inc.†	1,085	139,976

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Skyworks Solutions, Inc.	921	$134,005
Texas Instruments, Inc.	5,396	770,495
Xilinx, Inc.	1,439	150,001
		14,706,160
Electronic Connectors — 0.4%
Amphenol Corp., Class A	16,481	1,784,398
TE Connectivity, Ltd.	1,568	153,256
		1,937,654
Electronic Forms — 1.4%
Adobe, Inc.†	14,761	7,239,237
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	1,670	168,570
FLIR Systems, Inc.	598	21,438
Keysight Technologies, Inc.†	1,778	175,631
Roper Technologies, Inc.	7,022	2,774,462
		3,140,101
Electronic Security Devices — 0.0%
Allegion PLC	876	86,645
Enterprise Software/Service — 6.3%
Atlassian Corp. PLC, Class A†	5,040	916,221
Coupa Software, Inc.†	20,345	5,579,413
HubSpot, Inc.†	3,738	1,092,356
Oracle Corp.	11,021	657,954
Paycom Software, Inc.†	465	144,754
salesforce.com, Inc.†	16,847	4,233,988
Snowflake, Inc., Class A†	3,366	844,866
Tyler Technologies, Inc.†	382	133,150
Veeva Systems, Inc., Class A†	37,977	10,678,753
Workday, Inc., Class A†	40,179	8,643,708
		32,925,163
Entertainment Software — 0.9%
Activision Blizzard, Inc.	33,115	2,680,660
Electronic Arts, Inc.†	1,454	189,616
Take-Two Interactive Software, Inc.†	11,751	1,941,500
		4,811,776
Finance-Consumer Loans — 0.0%
Synchrony Financial	5,158	134,985
Finance-Credit Card — 3.1%
American Express Co.	3,718	372,729
Discover Financial Services	1,805	104,293
Mastercard, Inc., Class A	21,152	7,152,972
Visa, Inc., Class A	42,902	8,579,113
Western Union Co.	3,905	83,684
		16,292,791
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	27,755	1,005,564
Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	7,827	686,741
CME Group, Inc.	1,738	290,785
Intercontinental Exchange, Inc.	27,004	2,701,750
Nasdaq, Inc.	513	62,950
		3,742,226
Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.1%
Hershey Co.	938	$134,453
Mondelez International, Inc., Class A	10,097	580,073
		714,526
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,342	79,822
Food-Misc./Diversified — 0.2%
Campbell Soup Co.	846	40,921
Lamb Weston Holdings, Inc.	759	50,299
McCormick & Co., Inc.	5,276	1,024,072
		1,115,292
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	2,174	135,266
Gold Mining — 0.1%
Royal Gold, Inc.	2,387	286,846
Home Furnishings — 0.0%
Leggett & Platt, Inc.	830	34,171
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,635	224,818
Marriott International, Inc., Class A	2,527	233,950
		458,768
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,320	71,317
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	628	138,587
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,099	625,208
Linde PLC	7,505	1,787,166
		2,412,374
Instruments-Controls — 0.1%
Honeywell International, Inc.	3,067	504,859
Mettler-Toledo International, Inc.†	143	138,102
		642,961
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	606	76,059
Waters Corp.†	365	71,423
		147,482
Insurance Brokers — 0.2%
Aon PLC, Class A	1,387	286,138
Arthur J. Gallagher & Co.	928	97,979
Marsh & McLennan Cos., Inc.	2,936	336,759
Willis Towers Watson PLC	588	122,786
		843,662
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	654	50,992
Insurance-Property/Casualty — 0.1%
Progressive Corp.	3,393	321,215
Internet Application Software — 4.1%
Okta, Inc.†	43,860	9,379,461
Shopify, Inc., Class A†	11,609	11,875,659
		21,255,120

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 8.5%
Facebook, Inc., Class A†	78,002	$20,428,724
Netflix, Inc.†	11,362	5,681,341
Snap, Inc., Class A†	30,960	808,366
Spotify Technology SA†	38,255	9,279,515
Twitter, Inc.†	192,711	8,575,639
		44,773,585
Internet Content-Information/News — 0.3%
IAC/InterActiveCorp†	14,217	1,702,912
Internet Security — 0.0%
NortonLifeLock, Inc.	3,482	72,565
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	743	114,504
BlackRock, Inc.	687	387,159
T. Rowe Price Group, Inc.	1,596	204,639
		706,302
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,036	452,819
Machinery-Farming — 0.3%
Deere & Co.	7,993	1,771,489
Machinery-General Industrial — 0.0%
IDEX Corp.	409	74,606
Otis Worldwide Corp.	2,050	127,961
		202,567
Machinery-Pumps — 0.1%
Dover Corp.	807	87,430
Ingersoll Rand, Inc.†	2,575	91,670
Xylem, Inc.	1,009	84,877
		263,977
Medical Information Systems — 0.0%
Cerner Corp.	1,828	132,146
Medical Instruments — 2.8%
Boston Scientific Corp.†	61,698	2,357,481
Edwards Lifesciences Corp.†	5,908	471,577
Intuitive Surgical, Inc.†	16,536	11,732,953
		14,562,011
Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	1,560	133,630
IQVIA Holdings, Inc.†	1,254	197,668
		331,298
Medical Products — 0.7%
Abbott Laboratories	9,757	1,061,854
ABIOMED, Inc.†	244	67,603
Baxter International, Inc.	2,165	174,109
Cooper Cos., Inc.	266	89,674
Hologic, Inc.†	1,329	88,339
STERIS PLC	436	76,819
Stryker Corp.	2,049	426,950
Varian Medical Systems, Inc.†	476	81,872
West Pharmaceutical Services, Inc.	6,021	1,655,173
		3,722,393
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	1,208	$138,231
Amgen, Inc.	3,283	834,407
Bio-Rad Laboratories, Inc., Class A†	146	75,257
BioMarin Pharmaceutical, Inc.†	9,415	716,293
Guardant Health, Inc.†	8,407	939,735
Illumina, Inc.†	5,486	1,695,613
Incyte Corp.†	1,766	158,481
Regeneron Pharmaceuticals, Inc.†	2,248	1,258,385
Royalty Pharma PLC, Class A	64,078	2,695,762
Seattle Genetics, Inc.†	8,333	1,630,685
Vertex Pharmaceuticals, Inc.†	2,475	673,497
		10,816,346
Medical-Drugs — 2.9%
AbbVie, Inc.	8,887	778,412
AstraZeneca PLC ADR	26,587	1,456,968
Bristol-Myers Squibb Co.	38,123	2,298,436
Eli Lilly & Co.	15,287	2,262,782
Johnson & Johnson	10,507	1,564,282
Merck & Co., Inc.	13,217	1,096,350
Zoetis, Inc.	33,596	5,555,770
		15,013,000
Medical-HMO — 0.5%
Humana, Inc.	4,126	1,707,710
UnitedHealth Group, Inc.	2,798	872,333
		2,580,043
Medical-Outpatient/Home Medical — 0.1%
American Well Corp†	21,557	638,949
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	7,589	118,692
Multimedia — 0.3%
Walt Disney Co.	10,474	1,299,614
Networking Products — 0.0%
Arista Networks, Inc.†	520	107,604
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	919	85,789
Waste Management, Inc.	2,142	242,410
		328,199
Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,700	31,909
Zebra Technologies Corp., Class A†	507	127,997
		159,906
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	563	71,974
Oil Companies-Exploration & Production — 0.1%
Apache Corp.	2,224	21,061
Cabot Oil & Gas Corp.	2,386	41,421
ConocoPhillips	10,191	334,673
EOG Resources, Inc.	2,766	99,410
Hess Corp.	2,597	106,295
Pioneer Natural Resources Co.	968	83,238
		686,098

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	1,144	$10,365
Oil Refining & Marketing — 0.0%
Phillips 66	2,075	107,568
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	667	301,191
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,526	1,070,806
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc.	602	96,320
American Tower Corp.	11,065	2,674,742
Boston Properties, Inc.	592	47,538
Crown Castle International Corp.	2,313	385,114
Duke Realty Corp.	2,077	76,641
Equinix, Inc.	2,757	2,095,678
Essex Property Trust, Inc.	310	62,245
Extra Space Storage, Inc.	711	76,070
Federal Realty Investment Trust	275	20,196
Healthpeak Properties, Inc.†	2,404	65,269
Mid-America Apartment Communities, Inc.	489	56,700
Prologis, Inc.	4,001	402,581
Public Storage	636	141,650
Realty Income Corp.	1,475	89,606
SBA Communications Corp.	1,064	338,863
Simon Property Group, Inc.	1,163	75,223
UDR, Inc.	1,318	42,980
		6,747,416
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	3,186	149,646
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	685	119,533
Respiratory Products — 0.1%
ResMed, Inc.	1,377	236,059
Retail-Apparel/Shoe — 0.8%
Lululemon Athletica, Inc.†	8,690	2,862,225
Ross Stores, Inc.	16,437	1,533,901
		4,396,126
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	222	261,436
O'Reilly Automotive, Inc.†	704	324,600
		586,036
Retail-Automobile — 0.0%
CarMax, Inc.†	1,549	142,369
Retail-Building Products — 0.5%
Home Depot, Inc.	7,262	2,016,730
Lowe's Cos., Inc.	4,739	786,011
		2,802,741
Retail-Discount — 1.5%
Costco Wholesale Corp.	15,685	5,568,175
Dollar General Corp.	2,366	495,961
Target Corp.	3,044	479,186
Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Walmart, Inc.	9,788	$1,369,439
		7,912,761
Retail-Gardening Products — 0.0%
Tractor Supply Co.	541	77,547
Retail-Jewelry — 0.0%
Tiffany & Co.	1,026	118,862
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	11,393	634,020
Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	4,784	1,071,520
Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	266	330,827
Darden Restaurants, Inc.	569	57,321
Domino's Pizza, Inc.	374	159,055
McDonald's Corp.	14,402	3,161,095
Starbucks Corp.	11,107	954,313
Yum! Brands, Inc.	2,864	261,483
		4,924,094
Schools — 0.2%
Chegg, Inc.†	11,233	802,486
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	3,511	409,874
Maxim Integrated Products, Inc.	1,116	75,453
NXP Semiconductors NV	12,376	1,544,648
QUALCOMM, Inc.	48,100	5,660,408
		7,690,383
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	8,678	515,907
KLA Corp.	1,477	286,154
Lam Research Corp.	1,384	459,142
Teradyne, Inc.	1,578	125,388
		1,386,591
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	227	31,950
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,269	118,918
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,398	110,129
Theaters — 0.0%
Live Nation Entertainment, Inc.†	905	48,761
Therapeutics — 0.2%
Sarepta Therapeutics, Inc.†	6,568	922,344
Tobacco — 0.2%
Altria Group, Inc.	6,887	266,114
Philip Morris International, Inc.	6,511	488,260
		754,374
Transport-Rail — 0.8%
CSX Corp.	14,761	1,146,487
Kansas City Southern	896	162,023
Norfolk Southern Corp.	1,309	280,113
Union Pacific Corp.	12,677	2,495,721
		4,084,344

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	828	$74,951
United Parcel Service, Inc., Class B	3,023	503,722
		578,673
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	467	59,019
Old Dominion Freight Line, Inc.	914	165,361
		224,380
Water — 0.0%
American Water Works Co., Inc.	861	124,742
Web Hosting/Design — 0.0%
VeriSign, Inc.†	509	104,269
Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	7,122	10,438,003
Alphabet, Inc., Class C†	5,402	7,938,779
		18,376,782
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,613	252,935
Total Common Stocks (cost $319,720,926)		514,136,792
EXCHANGE-TRADED FUNDS — 1.1%
SPDR Portfolio S&P 500 Growth ETF (cost $5,516,893)	113,970	5,711,037
OPTIONS — PURCHASED†(1) — 0.1%
Over the Counter Put Options on Currency Contracts (cost $705,755)	130,628,808	298,679
Total Long-Term Investment Securities (cost $325,943,574)		520,146,508
Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class 0.02%(2)	4,080,603	$4,080,603
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(2)	1,262,816	1,262,816
		5,343,419
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.15% due 03/25/2021(3)	$90,000	89,953
Total Short-Term Investment Securities (cost $5,433,353)		5,433,372
TOTAL INVESTMENTS (cost $331,376,927)(4)	100.3%	525,579,880
Liabilities in excess of other assets	(0.3)	(1,335,904)
NET ASSETS	100.0%	$524,243,976

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $3,962,142 representing 0.8% of net assets.

(1)  Options — Purchased

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$29,790	$180,396	$119,905	$(60,491)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 7.7455 CNY per $1 USD	Natwest Markets PLC	January 2021	CNY	7.75	37,366	163,178	27,165	(136,013)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.4845 CNY per $1 USD	Natwest Markets PLC	May 2021	CNY	8.48	27,180	169,687	39,575	(130,112)
Put option to sell Chinese Yuan in exchange for U.S. Dollars at a strike price of 8.06 CNY per $1 USD	Natwest Markets PLC	July 2021	CNY	8.06	36,292	192,494	112,034	(80,460)
						$705,755	$298,679	$(407,076)

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

(2)  The rate shown is the 7-day yield as of September 30, 2020.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CNY — Chinese Yuan

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2020	$337,228	$335,200	$(2,028)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$510,174,650	$3,962,142	**	$—	$514,136,792
Exchange-Traded Funds	5,711,037	—		—	5,711,037
Options — Purchased	—	298,679		—	298,679
Short-Term Investment Securities:
Registered Investment Companies	5,343,419	—		—	5,343,419
U.S. Government Treasuries	—	89,953		—	89,953
Total Investments at Value	$521,229,106	$4,350,774		$—	$525,579,880
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,028	$—		$—	$2,028

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Medical-Drugs	8.4%
Electric-Integrated	5.4
Diversified Banking Institutions	4.2
Insurance-Property/Casualty	4.1
Medical-HMO	4.0
Medical Instruments	2.7
Electronic Components-Semiconductors	2.6
Telephone-Integrated	2.6
Real Estate Investment Trusts	2.4
Networking Products	2.4
Cosmetics & Toiletries	2.4
Insurance-Multi-line	2.3
Aerospace/Defense	2.2
Banks-Super Regional	1.9
Oil Companies-Integrated	1.8
Diversified Manufacturing Operations	1.7
Beverages-Non-alcoholic	1.7
Exchange-Traded Funds	1.7
Food-Confectionery	1.6
Banks-Commercial	1.6
Retail-Discount	1.5
Banks-Fiduciary	1.5
Medical Products	1.4
Chemicals-Diversified	1.3
Investment Management/Advisor Services	1.3
Transport-Rail	1.2
Cable/Satellite TV	1.2
Electric Products-Misc.	1.2
Drug Delivery Systems	1.2
Computer Services	1.0
Medical-Biomedical/Gene	1.0
Retail-Restaurants	1.0
Building-Residential/Commercial	0.9
Multimedia	0.9
Insurance-Life/Health	0.8
Oil Companies-Exploration & Production	0.8
Building Products-Air & Heating	0.7
Containers-Paper/Plastic	0.6
Telecom Equipment-Fiber Optics	0.6
Electric-Distribution	0.6
Consumer Products-Misc.	0.6
Apparel Manufacturers	0.6
Semiconductor Equipment	0.6
Medical Information Systems	0.6
Auto-Cars/Light Trucks	0.5
Food-Wholesale/Distribution	0.5
Machinery-Farming	0.5
Commercial Services-Finance	0.5
Auto/Truck Parts & Equipment-Original	0.5
Agricultural Operations	0.5
Medical-Wholesale Drug Distribution	0.5
Medical-Hospitals	0.5
Oil Refining & Marketing	0.5
Transport-Services	0.4
Pharmacy Services	0.4
Enterprise Software/Service	0.4
Retail-Major Department Stores	0.4
Non-Hazardous Waste Disposal	0.4
Retail-Building Products	0.4
Repurchase Agreements	0.4
Building Products-Cement	0.4%
E-Commerce/Services	0.4
Medical Labs & Testing Services	0.4
Internet Infrastructure Software	0.4
Aerospace/Defense-Equipment	0.4
Semiconductor Components-Integrated Circuits	0.4
Building & Construction Products-Misc.	0.4
Retail-Auto Parts	0.4
Electronic Connectors	0.4
Transport-Truck	0.4
Private Equity	0.4
Electronic Components-Misc.	0.3
Food-Misc./Diversified	0.3
Software Tools	0.3
Data Processing/Management	0.3
Tobacco	0.3
Food-Retail	0.3
Paper & Related Products	0.3
Finance-Investment Banker/Broker	0.3
Entertainment Software	0.2
Instruments-Controls	0.2
Cellular Telecom	0.2
Finance-Credit Card	0.2
Insurance Brokers	0.2
Airlines	0.2
Finance-Other Services	0.2
Pipelines	0.2
Athletic Footwear	0.2
Gold Mining	0.2
Diagnostic Equipment	0.2
Chemicals-Specialty	0.1
Oil-Field Services	0.1
Electronic Measurement Instruments	0.1
Brewery	0.1
Computers	0.1
Industrial Gases	0.1
Internet Content-Entertainment	0.1
Tools-Hand Held	0.1
Machinery-Construction & Mining	0.1
Machinery-General Industrial	0.1
Distribution/Wholesale	0.1
Retail-Drug Store	0.1
Retail-Consumer Electronics	0.1
Cruise Lines	0.1
Broadcast Services/Program	0.1
Food-Meat Products	0.1
Agricultural Biotech	0.1
Computers-Memory Devices	0.1
Gas-Distribution	0.1
Machinery-Pumps	0.1
Electric-Generation	0.1
Advertising Agencies	0.1
Television	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,225	$137,111
Omnicom Group, Inc.	4,533	224,383
		361,494
Aerospace/Defense — 2.2%
Boeing Co.	6,268	1,035,850
General Dynamics Corp.	39,667	5,491,103
Lockheed Martin Corp.	6,269	2,402,782
Raytheon Technologies Corp.	107,763	6,200,683
		15,130,418
Aerospace/Defense-Equipment — 0.4%
Howmet Aerospace, Inc.	4,140	69,221
L3Harris Technologies, Inc.	14,638	2,486,118
		2,555,339
Agricultural Biotech — 0.1%
Corteva, Inc.	15,791	454,939
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	4,512	138,563
Mosaic Co.	7,277	132,951
		271,514
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	74,010	3,440,725
Airlines — 0.2%
Alaska Air Group, Inc.	2,608	95,531
American Airlines Group, Inc.	10,728	131,847
Delta Air Lines, Inc.	13,455	411,454
Southwest Airlines Co.	12,443	466,612
United Airlines Holdings, Inc.†	6,138	213,296
		1,318,740
Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	7,344	115,668
PVH Corp.	1,496	89,221
Ralph Lauren Corp.	1,016	69,058
Tapestry, Inc.	5,827	91,076
Under Armour, Inc., Class A†	3,977	44,662
Under Armour, Inc., Class C†	4,102	40,364
VF Corp.	52,430	3,683,207
		4,133,256
Appliances — 0.0%
Whirlpool Corp.	1,314	241,631
Athletic Footwear — 0.2%
NIKE, Inc., Class B	8,666	1,087,930
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	82,427	548,964
General Motors Co.	26,566	786,088
Honda Motor Co., Ltd ADR	97,470	2,310,039
		3,645,091
Auto-Heavy Duty Trucks — 0.0%
Cummins, Inc.	1,153	243,468
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	5,696	$522,209
BorgWarner, Inc.	4,372	169,371
Gentex Corp.	107,626	2,771,370
		3,462,950
Banks-Commercial — 1.6%
Citizens Financial Group, Inc.	9,004	227,621
First Republic Bank	1,852	201,979
M&T Bank Corp.	26,727	2,461,289
Regions Financial Corp.	20,254	233,529
SVB Financial Group†	393	94,564
Truist Financial Corp.	196,443	7,474,656
Zions Bancorp NA	3,459	101,072
		10,794,710
Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	209,642	7,199,106
Northern Trust Corp.	32,160	2,507,515
State Street Corp.	7,433	441,000
		10,147,621
Banks-Super Regional — 1.9%
Comerica, Inc.	2,933	112,187
Fifth Third Bancorp	15,024	320,312
Huntington Bancshares, Inc.	21,460	196,788
KeyCorp	20,588	245,615
PNC Financial Services Group, Inc.	63,027	6,927,297
US Bancorp	88,296	3,165,412
Wells Fargo & Co.	86,910	2,043,254
		13,010,865
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	48,929	2,415,625
Keurig Dr Pepper, Inc.	95,771	2,643,279
Monster Beverage Corp.†	2,570	206,114
PepsiCo, Inc.	45,058	6,245,039
		11,510,057
Brewery — 0.1%
Constellation Brands, Inc., Class A	3,544	671,623
Molson Coors Beverage Co., Class B	3,967	133,133
		804,756
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,379	73,561
Discovery, Inc., Class C†	6,530	127,988
Fox Corp., Class A	7,250	201,767
Fox Corp., Class B	3,304	92,413
		495,729
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	28,617	2,475,943
Building Products-Air & Heating — 0.7%
Carrier Global Corp.	8,072	246,519
Johnson Controls International PLC	113,845	4,650,568
		4,897,087
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	11,370	2,676,043

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,649	$89,359
Building-Residential/Commercial — 0.9%
Lennar Corp., Class A	65,227	5,327,742
PulteGroup, Inc.	24,980	1,156,324
		6,484,066
Cable/Satellite TV — 1.2%
Comcast Corp., Class A	171,535	7,935,209
DISH Network Corp., Class A†	5,204	151,072
		8,086,281
Casino Hotels — 0.0%
Las Vegas Sands Corp.	2,979	139,000
MGM Resorts International	3,368	73,254
		212,254
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	12,272	1,403,426
Chemicals-Diversified — 1.3%
Celanese Corp.	35,916	3,859,174
DuPont de Nemours, Inc.	15,480	858,830
Eastman Chemical Co.	2,855	223,033
FMC Corp.	30,974	3,280,456
LyondellBasell Industries NV, Class A	5,422	382,197
PPG Industries, Inc.	2,439	297,753
		8,901,443
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,244	200,344
Ecolab, Inc.	2,566	512,790
International Flavors & Fragrances, Inc.	2,256	276,247
		989,381
Commercial Services — 0.0%
Nielsen Holdings PLC	7,525	106,704
Quanta Services, Inc.	1,601	84,629
		191,333
Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc.	18,427	2,570,382
Equifax, Inc.	1,025	160,823
Global Payments, Inc.	3,219	571,630
IHS Markit, Ltd.	2,124	166,755
		3,469,590
Computer Services — 1.0%
Accenture PLC, Class A	4,965	1,122,040
Amdocs, Ltd.	48,301	2,772,960
Cognizant Technology Solutions Corp., Class A	11,438	794,026
DXC Technology Co.	5,362	95,712
International Business Machines Corp.	18,786	2,285,693
Leidos Holdings, Inc.	1,410	125,702
		7,196,133
Security Description	Shares	Value (Note 2)
Computer Software — 0.0%
Akamai Technologies, Inc.†	961	$106,229
Citrix Systems, Inc.	1,251	172,275
		278,504
Computers — 0.1%
Hewlett Packard Enterprise Co.	27,135	254,255
HP, Inc.	28,973	550,197
		804,452
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,529	110,871
Seagate Technology PLC	1,883	92,776
Western Digital Corp.	6,382	233,262
		436,909
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,062	196,799
Consumer Products-Misc. — 0.6%
Clorox Co.	2,662	559,473
Kimberly-Clark Corp.	24,409	3,604,233
		4,163,706
Containers-Metal/Glass — 0.0%
Ball Corp.	1,998	166,074
Containers-Paper/Plastic — 0.6%
Amcor PLC	33,086	365,600
Packaging Corp. of America	2,000	218,100
Sealed Air Corp.	93,342	3,622,603
WestRock Co.	5,477	190,271
		4,396,574
Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	55,027	4,245,333
Procter & Gamble Co.	42,157	5,859,402
Unilever NV	104,710	6,324,484
		16,429,219
Cruise Lines — 0.1%
Carnival Corp.	10,925	165,841
Norwegian Cruise Line Holdings, Ltd.†	5,814	99,478
Royal Caribbean Cruises, Ltd.	3,758	243,255
		508,574
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	729	96,228
Fidelity National Information Services, Inc.	13,070	1,924,035
Jack Henry & Associates, Inc.	776	126,170
Paychex, Inc.	2,230	177,887
		2,324,320
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,166	94,719
Diagnostic Equipment — 0.2%
Danaher Corp.	4,795	1,032,507
Dialysis Centers — 0.0%
DaVita, Inc.†	1,587	135,927

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale — 0.1%
Fastenal Co.	3,630	$163,677
LKQ Corp.†	2,835	78,614
WW Grainger, Inc.	949	338,575
		580,866
Diversified Banking Institutions — 4.2%
Bank of America Corp.	436,975	10,526,728
Citigroup, Inc.	43,916	1,893,219
Goldman Sachs Group, Inc.	7,258	1,458,640
JPMorgan Chase & Co.	144,710	13,931,232
Morgan Stanley	25,278	1,222,191
		29,032,010
Diversified Manufacturing Operations — 1.7%
3M Co.	12,151	1,946,347
A.O. Smith Corp.	2,856	150,797
Eaton Corp. PLC	8,440	861,133
General Electric Co.	184,645	1,150,338
Illinois Tool Works, Inc.	2,367	457,328
Parker-Hannifin Corp.	1,220	246,855
Siemens AG	30,330	3,835,098
Textron, Inc.	4,810	173,593
Trane Technologies PLC	24,657	2,989,661
		11,811,150
Drug Delivery Systems — 1.2%
Becton Dickinson and Co.	34,150	7,946,022
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	1,389	2,376,135
Expedia Group, Inc.	2,863	262,508
		2,638,643
Electric Products-Misc. — 1.2%
Emerson Electric Co.	122,609	8,039,472
Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	11,493	222,389
Consolidated Edison, Inc.	7,056	548,957
Sempra Energy	28,899	3,420,486
		4,191,832
Electric-Generation — 0.1%
Siemens Energy AG†	15,165	408,945
Electric-Integrated — 5.4%
AES Corp.	14,031	254,101
Alliant Energy Corp.	5,266	271,989
Ameren Corp.	5,212	412,165
American Electric Power Co., Inc.	10,466	855,386
CMS Energy Corp.	6,039	370,855
Dominion Energy, Inc.	70,873	5,594,006
DTE Energy Co.	4,064	467,523
Duke Energy Corp.	48,923	4,332,621
Edison International	7,978	405,601
Entergy Corp.	37,325	3,677,632
Evergy, Inc.	4,785	243,174
Eversource Energy	40,418	3,376,924
Exelon Corp.	108,881	3,893,584
FirstEnergy Corp.	11,435	328,299
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
NextEra Energy, Inc.	4,855	$1,347,554
Pinnacle West Capital Corp.	61,024	4,549,339
PPL Corp.	16,217	441,265
Public Service Enterprise Group, Inc.	10,669	585,835
Southern Co.	22,278	1,207,913
WEC Energy Group, Inc.	6,654	644,773
Xcel Energy, Inc.	63,122	4,356,049
		37,616,588
Electronic Components-Misc. — 0.3%
nVent Electric PLC	136,105	2,407,697
Electronic Components-Semiconductors — 2.6%
Intel Corp.	193,909	10,040,608
IPG Photonics Corp.†	376	63,909
Micron Technology, Inc.†	51,242	2,406,324
Skyworks Solutions, Inc.	1,480	215,340
Texas Instruments, Inc.	34,622	4,943,675
Xilinx, Inc.	1,958	204,102
		17,873,958
Electronic Connectors — 0.4%
TE Connectivity, Ltd.	25,101	2,453,372
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,797	282,329
FLIR Systems, Inc.	1,438	51,553
Fortive Corp.	7,110	541,853
		875,735
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	2,747	254,839
Enterprise Software/Service — 0.4%
Oracle Corp.	48,382	2,888,405
Entertainment Software — 0.2%
Activision Blizzard, Inc.	16,282	1,318,028
Electronic Arts, Inc.†	2,863	373,364
		1,691,392
Finance-Credit Card — 0.2%
American Express Co.	5,503	551,676
Capital One Financial Corp.	9,632	692,155
Discover Financial Services	2,456	141,908
		1,385,739
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	62,055	2,248,253
Finance-Other Services — 0.2%
CME Group, Inc.	3,707	620,218
Intercontinental Exchange, Inc.	5,328	533,067
Nasdaq, Inc.	1,285	157,682
		1,310,967
Food-Confectionery — 1.6%
Hershey Co.	1,026	147,067
J.M. Smucker Co.	2,406	277,941
Mondelez International, Inc., Class A	180,793	10,386,558
		10,811,566

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Meat Products — 0.1%
Hormel Foods Corp.	5,919	$289,380
Tyson Foods, Inc., Class A	3,228	192,001
		481,381
Food-Misc./Diversified — 0.3%
Campbell Soup Co.	2,392	115,701
Conagra Brands, Inc.	10,304	367,956
General Mills, Inc.	12,887	794,870
Kellogg Co.	5,353	345,750
Kraft Heinz Co.	13,668	409,357
Lamb Weston Holdings, Inc.	1,379	91,386
McCormick & Co., Inc.	1,281	248,642
		2,373,662
Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	57,680	1,707,076
Kroger Co.	16,410	556,463
		2,263,539
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	57,757	3,593,641
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,602	248,725
NiSource, Inc.	8,080	177,760
		426,485
Gold Mining — 0.2%
Newmont Corp.	16,940	1,074,843
Home Decoration Products — 0.0%
Newell Brands, Inc.	7,966	136,697
Home Furnishings — 0.0%
Leggett & Platt, Inc.	950	39,112
Human Resources — 0.0%
Robert Half International, Inc.	2,418	128,009
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,052	232,155
Industrial Gases — 0.1%
Linde PLC	3,214	765,350
Instruments-Controls — 0.2%
Honeywell International, Inc.	7,994	1,315,893
Mettler-Toledo International, Inc.†	187	180,595
		1,496,488
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,014	127,267
Waters Corp.†	496	97,057
		224,324
Insurance Brokers — 0.2%
Aon PLC, Class A	1,808	372,990
Arthur J. Gallagher & Co.	1,979	208,943
Marsh & McLennan Cos., Inc.	4,167	477,955
Willis Towers Watson PLC	1,413	295,063
		1,354,951
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.8%
Aflac, Inc.	125,136	$4,548,694
Globe Life, Inc.	2,067	165,153
Lincoln National Corp.	3,832	120,056
Principal Financial Group, Inc.	5,385	216,854
Prudential Financial, Inc.	8,332	529,249
Unum Group	4,294	72,268
		5,652,274
Insurance-Multi-line — 2.3%
Allstate Corp.	6,588	620,194
American International Group, Inc.(1)	18,171	500,248
Chubb, Ltd.	89,480	10,390,418
Cincinnati Financial Corp.	1,704	132,861
Hartford Financial Services Group, Inc.	7,556	278,514
Loews Corp.	5,028	174,723
MetLife, Inc.	107,930	4,011,758
		16,108,716
Insurance-Property/Casualty — 4.1%
Assurant, Inc.	29,613	3,592,353
Berkshire Hathaway, Inc., Class B†	90,544	19,280,439
Progressive Corp.	46,517	4,403,765
Travelers Cos., Inc.	5,341	577,843
WR Berkley Corp.	2,966	181,371
		28,035,771
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	843	166,526
Internet Brokers — 0.0%
E*TRADE Financial Corp.	4,664	233,433
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	16,685	742,483
Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	20,840	2,558,527
Internet Security — 0.0%
NortonLifeLock, Inc.	4,737	98,719
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	18,938	2,918,535
BlackRock, Inc.	7,287	4,106,589
Franklin Resources, Inc.	5,643	114,835
Invesco, Ltd.	7,942	90,618
LPL Financial Holdings, Inc.	14,674	1,129,025
Raymond James Financial, Inc.	2,575	187,357
T. Rowe Price Group, Inc.	1,245	159,634
		8,706,593
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,683	698,469
Machinery-Farming — 0.5%
Deere & Co.	15,913	3,526,798

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 0.1%
IDEX Corp.	685	$124,951
Otis Worldwide Corp.	4,036	251,927
Westinghouse Air Brake Technologies Corp.	3,773	233,473
		610,351
Machinery-Pumps — 0.1%
Dover Corp.	1,245	134,883
Flowserve Corp.	2,746	74,938
Ingersoll Rand, Inc.†	2,114	75,259
Xylem, Inc.	1,556	130,891
		415,971
Medical Information Systems — 0.6%
Cerner Corp.	52,753	3,813,514
Medical Instruments — 2.7%
Boston Scientific Corp.†	12,373	472,772
Medtronic PLC	176,926	18,386,150
		18,858,922
Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,251	197,195
Laboratory Corp. of America Holdings†	2,055	386,895
Quest Diagnostics, Inc.	17,803	2,038,265
		2,622,355
Medical Products — 1.4%
Abbott Laboratories	15,686	1,707,107
ABIOMED, Inc.†	409	113,318
Baxter International, Inc.	5,873	472,307
Cooper Cos., Inc.	446	150,356
Henry Schein, Inc.†	3,012	177,045
Hologic, Inc.†	30,033	1,996,293
STERIS PLC	825	145,357
Stryker Corp.	2,344	488,419
Varian Medical Systems, Inc.†	865	148,780
Zimmer Biomet Holdings, Inc.	29,218	3,977,739
		9,376,721
Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	1,942	222,223
Amgen, Inc.	5,065	1,287,320
Bio-Rad Laboratories, Inc., Class A†	126	64,948
Biogen, Inc.†	10,904	3,093,247
Gilead Sciences, Inc.	26,447	1,671,186
Illumina, Inc.†	1,232	380,786
Regeneron Pharmaceuticals, Inc.†	728	407,520
		7,127,230
Medical-Drugs — 8.4%
AbbVie, Inc.	17,497	1,532,562
AstraZeneca PLC ADR	55,342	3,032,742
Bristol-Myers Squibb Co.	21,395	1,289,904
Eli Lilly & Co.	33,696	4,987,682
GlaxoSmithKline PLC ADR	44,970	1,692,671
Johnson & Johnson	107,692	16,033,185
Merck & Co., Inc.	115,317	9,565,545
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc.	402,053	$14,755,345
Roche Holding AG	4,930	1,686,687
Roche Holding AG ADR	77,323	3,310,198
		57,886,521
Medical-Generic Drugs — 0.0%
Mylan NV†	10,905	161,721
Perrigo Co. PLC	2,879	132,175
		293,896
Medical-HMO — 4.0%
Anthem, Inc.	24,456	6,568,637
Centene Corp.†	61,609	3,593,653
Humana, Inc.	2,791	1,155,167
UnitedHealth Group, Inc.	51,583	16,082,032
		27,399,489
Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	5,562	693,470
Universal Health Services, Inc., Class B	24,079	2,576,935
		3,270,405
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,100	300,452
Cardinal Health, Inc.	6,169	289,635
McKesson Corp.	18,651	2,777,693
		3,367,780
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	13,785	215,597
Multimedia — 0.9%
Walt Disney Co.	49,746	6,172,484
Networking Products — 2.4%
Cisco Systems, Inc.	419,261	16,514,691
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	25,124	2,345,326
Waste Management, Inc.	3,443	389,644
		2,734,970
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	511	65,326
Oil Companies-Exploration & Production — 0.8%
Apache Corp.	3,026	28,656
Cabot Oil & Gas Corp.	3,111	54,007
Concho Resources, Inc.	4,149	183,054
ConocoPhillips	62,140	2,040,678
Devon Energy Corp.	8,075	76,389
Diamondback Energy, Inc.	3,329	100,269
EOG Resources, Inc.	6,141	220,707
Marathon Oil Corp.	16,653	68,111
Noble Energy, Inc.	10,223	87,407
Occidental Petroleum Corp.	17,659	176,767
Pioneer Natural Resources Co.	25,727	2,212,265
		5,248,310

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 1.8%
Chevron Corp.	93,540	$6,734,880
Exxon Mobil Corp.	89,192	3,061,961
TOTAL SE ADR	75,020	2,573,186
		12,370,027
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	5,652	51,207
Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	3,144	61,968
Marathon Petroleum Corp.	13,726	402,721
Phillips 66	43,668	2,263,749
Valero Energy Corp.	8,601	372,596
		3,101,034
Oil-Field Services — 0.1%
Baker Hughes Co.	13,845	184,000
Halliburton Co.	18,531	223,299
Schlumberger, Ltd.	29,281	455,612
TechnipFMC PLC	8,910	56,222
		919,133
Paper & Related Products — 0.3%
International Paper Co.	8,292	336,157
Mondi PLC	91,400	1,923,557
		2,259,714
Pharmacy Services — 0.4%
Cigna Corp.	7,746	1,312,250
CVS Health Corp.	27,606	1,612,190
		2,924,440
Pipelines — 0.2%
Kinder Morgan, Inc.	41,063	506,307
ONEOK, Inc.	9,370	243,433
Williams Cos., Inc.	25,599	503,020
		1,252,760
Private Equity — 0.4%
Blackstone Group, Inc., Class A	46,636	2,434,399
Publishing-Newspapers — 0.0%
News Corp., Class A	8,206	115,048
News Corp., Class B	2,569	35,915
		150,963
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	1,138	182,080
Apartment Investment & Management Co., Class A	3,140	105,881
AvalonBay Communities, Inc.	2,969	443,390
Boston Properties, Inc.	1,673	134,342
Crown Castle International Corp.	3,718	619,047
Digital Realty Trust, Inc.	5,674	832,716
Duke Realty Corp.	3,205	118,264
Equity Residential	7,223	370,757
Essex Property Trust, Inc.	688	138,143
Extra Space Storage, Inc.	1,144	122,397
Federal Realty Investment Trust	842	61,836
Gaming and Leisure Properties, Inc.	90,746	3,351,250
Healthpeak Properties, Inc.†	6,018	163,389
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	66,896	$2,245,699
Host Hotels & Resorts, Inc.	200,144	2,159,554
Iron Mountain, Inc.	6,078	162,830
Kimco Realty Corp.	9,123	102,725
Mid-America Apartment Communities, Inc.	1,327	153,866
Prologis, Inc.	6,701	674,255
Public Storage	1,796	400,005
Realty Income Corp.	4,003	243,182
Regency Centers Corp.	3,328	126,530
Simon Property Group, Inc.	3,872	250,441
SL Green Realty Corp.	1,545	71,642
UDR, Inc.	3,299	107,580
Ventas, Inc.	7,870	330,225
Vornado Realty Trust	3,306	111,445
Welltower, Inc.	8,803	484,957
Weyerhaeuser Co.	84,742	2,416,842
		16,685,270
Retail-Apparel/Shoe — 0.0%
Gap, Inc.	4,334	73,808
L Brands, Inc.	4,924	156,632
		230,440
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	14,218	2,182,463
Genuine Parts Co.	3,043	289,602
		2,472,065
Retail-Building Products — 0.4%
Home Depot, Inc.	6,585	1,828,721
Lowe's Cos., Inc.	5,420	898,961
		2,727,682
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,859	540,758
Retail-Discount — 1.5%
Costco Wholesale Corp.	3,819	1,355,745
Dollar Tree, Inc.†	5,006	457,248
Target Corp.	3,802	598,511
Walmart, Inc.	56,890	7,959,480
		10,370,984
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	15,172	544,978
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,250	179,175
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	49,950	2,779,718
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	535	119,829
Retail-Restaurants — 1.0%
Darden Restaurants, Inc.	1,482	149,296
McDonald's Corp.	30,224	6,633,866
		6,783,162
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	8,960	92,378

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	19,466	$2,272,461
Maxim Integrated Products, Inc.	3,154	213,242
		2,485,703
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	28,950	1,721,077
KLA Corp.	11,543	2,236,341
		3,957,418
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	350	49,263
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,400	224,904
Software Tools — 0.3%
VMware, Inc., Class A†	16,238	2,332,913
Steel-Producers — 0.0%
Nucor Corp.	6,368	285,669
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	131,117	4,249,502
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,998	150,457
Telephone-Integrated — 2.6%
AT&T, Inc.	150,297	4,284,967
CenturyLink, Inc.	20,837	210,245
Verizon Communications, Inc.	221,040	13,149,670
		17,644,882
Television — 0.1%
ViacomCBS, Inc., Class B	11,892	333,095
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,262	123,159
Theaters — 0.0%
Live Nation Entertainment, Inc.†	989	53,287
Tobacco — 0.3%
Altria Group, Inc.	23,913	923,998
Philip Morris International, Inc.	18,396	1,379,516
		2,303,514
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,149	169,052
Stanley Black & Decker, Inc.	3,368	546,290
		715,342
Toys — 0.0%
Hasbro, Inc.	2,688	222,351
Transport-Rail — 1.2%
CSX Corp.	8,069	626,719
Norfolk Southern Corp.	14,945	3,198,081
Union Pacific Corp.	22,946	4,517,379
		8,342,179
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,844	290,628
Expeditors International of Washington, Inc.	1,698	153,703
Security Description	Shares/ Prinicipal Amount	Value (Note 2)
Transport-Services (continued)
FedEx Corp.	5,085	$1,278,979
United Parcel Service, Inc., Class B	8,203	1,366,866
		3,090,176
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	721	91,120
Knight-Swift Transportation Holdings, Inc.	57,950	2,358,565
		2,449,685
Water — 0.0%
American Water Works Co., Inc.	1,911	276,866
Water Treatment Systems — 0.0%
Pentair PLC	3,500	160,195
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,002	205,260
Total Common Stocks (cost $651,160,758)		673,378,722
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell 1000 Value ETF	52,620	6,216,000
iShares S&P 500 Value ETF	45,600	5,127,720
Total Exchange-Traded Funds (cost $10,877,425)		11,343,720
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027 (cost $11,762)	2,376	7,128
Total Long-Term Investment Securities (cost $662,049,945)		684,729,570
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 02/25/2021(2) (cost $99,972)	$100,000	99,959
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $119,000 and collateralized by $102,100 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and having an approximate value of $121,495	119,000	119,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	550,000	550,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	490,000	490,000
BNP Paribas SA Joint Repurchase Agreement(3)	490,000	490,000

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(3)	$540,000	$540,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	515,000	515,000
Total Repurchase Agreements (cost $2,704,000)		2,704,000
TOTAL INVESTMENTS (cost $664,853,917)(4)	99.4%	687,533,529
Other assets less liabilities	0.6	4,262,126
NET ASSETS	100.0%	$691,795,655

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2020	$674,456	$670,400	$(4,056)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	212,071,900	USD	2,021,417	12/30/2020	$7,878	$—
	USD	77,927	JPY	8,210,804	12/30/2020	32	—
						7,910	—
Credit Suisse AG	EUR	10,611,545	USD	12,455,831	12/31/2020	—	(12,286)
						—	(12,286)
JPMorgan Chase Bank	GBP	2,479,325	USD	3,168,725	12/31/2020	—	(32,588)
	USD	157,569	GBP	123,688	12/31/2020	2,137	—
						2,137	(32,588)
Morgan Stanley & Co., Inc.	CHF	1,473,044	USD	1,611,673	12/31/2020	7,796	—
	USD	143,356	CHF	131,246	12/31/2020	—	(453)
						7,796	(453)
Unrealized Appreciation (Depreciation)						$17,843	$(45,327)

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

CHF — Swiss Franc

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$664,226,305	$9,152,417	**	$—	$673,378,722
Exchange-Traded Funds	11,343,720	—		—	11,343,720
Warrants	7,128	—		—	7,128
Short-Term Investment Securities	—	99,959		—	99,959
Repurchase Agreements	—	2,704,000		—	2,704,000
Total Investments at Value	$675,577,153	$11,956,376			$687,533,529
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$17,843		$—	$17,843
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,056	$—		$—	$4,056
Forward Foreign Currency Contracts	—	45,327		—	45,327
Total Other Financial Instruments	$4,056	$45,327		$—	$49,383

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Enterprise Software/Service	6.4%
Medical-Biomedical/Gene	6.1
Computer Software	4.5
Commercial Services-Finance	3.7
Internet Content-Entertainment	3.6
Medical Products	2.8
Electronic Components-Semiconductors	2.7
Commercial Services	2.7
Data Processing/Management	2.4
Retail-Apparel/Shoe	2.3
Computer Aided Design	2.2
E-Commerce/Services	2.0
Distribution/Wholesale	1.9
Dental Supplies & Equipment	1.7
Retail-Restaurants	1.5
Semiconductor Equipment	1.5
Web Hosting/Design	1.4
Schools	1.3
Retail-Auto Parts	1.2
Communications Software	1.2
Internet Application Software	1.1
Medical-Drugs	1.1
Consulting Services	1.1
Patient Monitoring Equipment	1.1
Electronic Measurement Instruments	1.1
Drug Delivery Systems	1.1
Specified Purpose Acquisitions	1.1
Computer Services	1.1
Internet Gambling	1.1
Applications Software	1.0
Athletic Equipment	1.0
Exchange-Traded Funds	1.0
Diversified Manufacturing Operations	1.0
Beverages-Non-alcoholic	0.9
Healthcare Safety Devices	0.9
Building-Residential/Commercial	0.9
Diagnostic Kits	0.9
Repurchase Agreements	0.8
Medical-Wholesale Drug Distribution	0.8
Internet Security	0.8
Computer Data Security	0.8
Retail-Misc./Diversified	0.8
Medical Labs & Testing Services	0.7
Decision Support Software	0.7
E-Commerce/Products	0.7
Retail-Floor Coverings	0.7
Brewery	0.6
Diagnostic Equipment	0.6
Food-Catering	0.6
Entertainment Software	0.5
Containers-Metal/Glass	0.5
Real Estate Investment Trusts	0.5
Food-Misc./Diversified	0.5
Industrial Automated/Robotic	0.5
Transport-Truck	0.5
Soap & Cleaning Preparation	0.5
Advertising Services	0.5
Building-Mobile Home/Manufactured Housing	0.5
Therapeutics	0.5
Instruments-Controls	0.5
Electronic Connectors	0.5%
Recreational Vehicles	0.5
Recreational Centers	0.5
E-Services/Consulting	0.4
Veterinary Diagnostics	0.4
Consumer Products-Misc.	0.4
Medical-HMO	0.4
Racetracks	0.4
Food-Confectionery	0.4
Retail-Discount	0.4
Retail-Gardening Products	0.4
Private Equity	0.4
Cable/Satellite TV	0.4
Medical Information Systems	0.4
Disposable Medical Products	0.3
Medical-Outpatient/Home Medical	0.3
Beverages-Wine/Spirits	0.3
Machinery-General Industrial	0.3
Respiratory Products	0.3
Retail-Perfume & Cosmetics	0.3
Office Automation & Equipment	0.3
Garden Products	0.3
Power Converter/Supply Equipment	0.3
Finance-Investment Banker/Broker	0.2
Retail-Automobile	0.2
Energy-Alternate Sources	0.2
Theaters	0.2
Building-Maintenance & Services	0.2
Internet Content-Information/News	0.2
Coatings/Paint	0.2
Multimedia	0.2
Human Resources	0.2
Building Products-Cement	0.2
Transport-Services	0.2
Building & Construction Products-Misc.	0.2
Semiconductor Components-Integrated Circuits	0.2
Machinery-Pumps	0.2
Medical Instruments	0.2
Aerospace/Defense-Equipment	0.2
Aerospace/Defense	0.2
Electronic Security Devices	0.2
Computers-Memory Devices	0.1
Machinery-Electrical	0.1
Investment Management/Advisor Services	0.1
Office Supplies & Forms	0.1
Oil Companies-Exploration & Production	0.1
Pipelines	0.1
Gold Mining	0.1
Networking Products	0.1
Banks-Commercial	0.1
Wireless Equipment	0.1
Containers-Paper/Plastic	0.1
Dialysis Centers	0.1
Finance-Other Services	0.1
Building Products-Air & Heating	0.1
Insurance-Property/Casualty	0.1
Electric Products-Misc.	0.1
Lighting Products & Systems	0.1
Non-Hazardous Waste Disposal	0.1
Casino Hotels	0.1

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Insurance Brokers	0.1%
Medical-Hospitals	0.1
Insurance-Reinsurance	0.1
Auto/Truck Parts & Equipment-Original	0.1
Transport-Rail	0.1
Firearms & Ammunition	0.1
Lasers-System/Components	0.1
Chemicals-Diversified	0.1
Retail-Convenience Store	0.1
Insurance-Life/Health	0.1
Retail-Home Furnishings	0.1
Retail-Consumer Electronics	0.1
Television	0.1
U.S. Government Treasuries	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Advertising Services — 0.5%
Trade Desk, Inc., Class A†	2,182	$1,131,978
Aerospace/Defense — 0.2%
TransDigm Group, Inc.	713	338,761
Aerospace/Defense-Equipment — 0.2%
HEICO Corp.	940	98,381
HEICO Corp., Class A	1,636	145,048
Hexcel Corp.	1,300	43,615
L3Harris Technologies, Inc.	385	65,388
		352,432
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,900	89,059
Apparel Manufacturers — 0.0%
VF Corp.	489	34,352
Applications Software — 0.9%
BigCommerce Holdings, Inc., Series 1†	192	15,994
CDK Global, Inc.	405	17,654
Duck Creek Technologies, Inc.†	310	14,083
Elastic NV†	1,706	184,060
Five9, Inc.†	5,059	656,051
Jamf Holding Corp.†	256	9,628
Medallia, Inc.†	2,188	59,995
PTC, Inc.†	5,720	473,158
RealPage, Inc.†	6,634	382,384
Smartsheet, Inc., Class A†	5,390	266,374
Tanium Inc., Class B†(1)(2)	1,910	21,765
		2,101,146
Athletic Equipment — 1.0%
Peloton Interactive, Inc., Class A†	24,047	2,386,424
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	82,950
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	194	12,858
Auto-Cars/Light Trucks — 0.0%
Ferrari NV	440	81,000
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	800	68,224
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	1,910	67,117
Aptiv PLC	945	86,638
		153,755
Banks-Commercial — 0.1%
First Republic Bank	600	65,436
Signature Bank	700	58,093
SVB Financial Group†	336	80,848
Webster Financial Corp.	2,100	55,461
		259,838
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,288	50,412
Beverages-Non-alcoholic — 0.9%
Monster Beverage Corp.†	26,116	2,094,503
Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,006	$69,092
Brown-Forman Corp., Class B	8,214	618,679
		687,771
Brewery — 0.6%
Boston Beer Co., Inc., Class A†	1,522	1,344,474
Constellation Brands, Inc., Class A	750	142,132
		1,486,606
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	461	31,721
AZEK Co., Inc.†	168	5,848
Fortune Brands Home & Security, Inc.	1,644	142,239
Trex Co., Inc.†	3,026	216,662
		396,470
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	376	14,630
Procore Technologies, Inc.†(1)(2)	198	8,910
		23,540
Building Products-Air & Heating — 0.1%
Carrier Global Corp.	8,160	249,206
Building Products-Cement — 0.2%
Vulcan Materials Co.	3,100	420,174
Building-Maintenance & Services — 0.2%
Rollins, Inc.	6,269	339,717
Terminix Global Holdings, Inc.†	3,600	143,568
		483,285
Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	11,896	1,133,213
Building-Residential/Commercial — 0.9%
Lennar Corp., Class A	21,270	1,737,334
NVR, Inc.†	79	322,566
		2,059,900
Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	17,982	467,532
Cable One, Inc.	140	263,960
Sirius XM Holdings, Inc.	18,570	99,535
		831,027
Casino Hotels — 0.1%
MGM Resorts International	3,400	73,950
Wynn Resorts, Ltd.	1,484	106,566
		180,516
Chemicals-Diversified — 0.1%
FMC Corp.	667	70,642
PPG Industries, Inc.	600	73,248
		143,890
Chemicals-Specialty — 0.0%
NewMarket Corp.	149	51,006
W.R. Grace & Co.	526	21,192
		72,198
Coatings/Paint — 0.2%
RPM International, Inc.	5,596	463,573

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 2.7%
Cintas Corp.	4,066	$1,353,287
CoreLogic, Inc.	106	7,173
CoStar Group, Inc.†	5,357	4,545,468
Dun & Bradstreet Holdings, Inc.†	6,339	162,658
Morningstar, Inc.	475	76,290
Quanta Services, Inc.	723	38,218
		6,183,094
Commercial Services-Finance — 3.7%
Avalara, Inc.†	5,491	699,224
Equifax, Inc.	4,697	736,959
Euronet Worldwide, Inc.†	1,300	118,430
FleetCor Technologies, Inc.†	4,793	1,141,213
H&R Block, Inc.	3,548	57,797
IHS Markit, Ltd.	11,654	914,955
MarketAxess Holdings, Inc.	2,138	1,029,639
Square, Inc., Class A†	15,712	2,553,986
StoneCo, Ltd., Class A†	8,011	423,702
TransUnion	9,929	835,327
WEX, Inc.†	944	131,188
		8,642,420
Communications Software — 1.2%
RingCentral, Inc., Class A†	9,698	2,663,168
Computer Aided Design — 2.2%
ANSYS, Inc.†	4,362	1,427,377
Aspen Technology, Inc.†	3,780	478,510
Bentley Systems, Inc.†	1,016	31,903
Cadence Design Systems, Inc.†	15,527	1,655,644
Synopsys, Inc.†	7,461	1,596,505
		5,189,939
Computer Data Security — 0.8%
Crowdstrike Holdings, Inc., Class A†	5,395	740,841
Fortinet, Inc.†	7,299	859,895
Zscaler, Inc.†	1,840	258,870
		1,859,606
Computer Services — 1.1%
CACI International, Inc., Class A†	105	22,382
EPAM Systems, Inc.†	1,883	608,736
Genpact, Ltd.	4,809	187,311
Globant SA†	1,008	180,654
Leidos Holdings, Inc.	16,683	1,487,289
Science Applications International Corp.	196	15,370
		2,501,742
Computer Software — 4.5%
Akamai Technologies, Inc.†	8,348	922,788
Citrix Systems, Inc.	2,877	396,192
Cloudflare, Inc., Class A†	2,853	117,144
Datadog, Inc., Class A†	8,068	824,227
Dropbox, Inc., Class A†	6,421	123,668
Dynatrace, Inc.†	7,178	294,441
Fastly, Inc., Class A†	2,063	193,262
MongoDB, Inc.†	2,716	628,781
nCino, Inc.†	1,767	140,795
Security Description	Shares	Value (Note 2)
Computer Software (continued)
Nutanix, Inc., Class A†	4,789	$106,220
Slack Technologies, Inc., Class A†	20,014	537,576
Splunk, Inc.†	24,559	4,620,285
Teradata Corp.†	2,171	49,282
Twilio, Inc., Class A†	5,883	1,453,630
ZoomInfo Technologies, Inc.† Class A	828	35,596
		10,443,887
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,140	137,658
Pure Storage, Inc., Class A†	12,885	198,300
		335,958
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	209	15,702
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	8,439	700,268
Gartner, Inc.†	4,464	557,777
Verisk Analytics, Inc.	7,396	1,370,553
		2,628,598
Consumer Products-Misc. — 0.4%
Clorox Co.	4,191	880,822
Reynolds Consumer Products, Inc.	2,935	89,870
		970,692
Containers-Metal/Glass — 0.5%
Ball Corp.	14,422	1,198,757
Crown Holdings, Inc.†	349	26,824
		1,225,581
Containers-Paper/Plastic — 0.1%
Amcor PLC	6,186	68,355
Berry Global Group, Inc.†	1,181	57,066
Graphic Packaging Holding Co.	1,585	22,333
Sealed Air Corp.	2,800	108,668
		256,422
Data Processing/Management — 2.4%
Broadridge Financial Solutions, Inc.	6,450	851,400
DocuSign, Inc.†	9,271	1,995,490
Fair Isaac Corp.†	4,209	1,790,424
Jack Henry & Associates, Inc.	1,562	253,966
Paychex, Inc.	8,486	676,928
		5,568,208
Decision Support Software — 0.7%
Databricks, Inc.(1)(2)†	689	33,072
MSCI, Inc.	4,315	1,539,506
		1,572,578
Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†	12,120	3,967,603
Diagnostic Equipment — 0.6%
10X Genomics, Inc., Class A†	1,502	187,269
Adaptive Biotechnologies Corp.†	4,920	239,260
Avantor, Inc.†	36,146	812,923
Repligen Corp.†	1,366	201,540
		1,440,992

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	3,771	$1,482,418
Quidel Corp.†	2,308	506,329
		1,988,747
Dialysis Centers — 0.1%
DaVita, Inc.†	2,962	253,695
Disposable Medical Products — 0.3%
ICU Medical, Inc.†	507	92,660
Teleflex, Inc.	1,860	633,181
		725,841
Distribution/Wholesale — 1.9%
Copart, Inc.†	22,358	2,351,167
Fastenal Co.	13,654	615,659
HD Supply Holdings, Inc.†	1,900	78,356
IAA, Inc.†	5,736	298,674
Pool Corp.	1,924	643,655
Watsco, Inc.	500	116,445
WW Grainger, Inc.	855	305,038
		4,408,994
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	1,500	79,200
Trane Technologies PLC	17,873	2,167,101
		2,246,301
Drug Delivery Systems — 1.1%
DexCom, Inc.†	6,259	2,580,148
E-Commerce/Products — 0.6%
Chewy, Inc., Class A†	2,538	139,159
Etsy, Inc.†	6,588	801,298
Wayfair, Inc., Class A†	1,588	462,124
		1,402,581
E-Commerce/Services — 1.7%
Expedia Group, Inc.	396	36,309
GrubHub, Inc.†	231	16,708
Match Group, Inc.†	34,541	3,821,962
Zillow Group, Inc., Class A†	166	16,856
Zillow Group, Inc., Class C†	404	41,042
		3,932,877
E-Services/Consulting — 0.4%
CDW Corp.	8,462	1,011,463
Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	69,580
Littelfuse, Inc.	852	151,094
		220,674
Electronic Components-Misc. — 0.0%
Hubbell, Inc.	450	61,578
Jabil, Inc.	731	25,044
		86,622
Electronic Components-Semiconductors — 2.7%
Inphi Corp.†	4,351	488,400
IPG Photonics Corp.†	559	95,013
Marvell Technology Group, Ltd.	44,126	1,751,802
Microchip Technology, Inc.	11,405	1,171,978
Monolithic Power Systems, Inc.	3,709	1,037,073
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Skyworks Solutions, Inc.	2,100	$305,550
Xilinx, Inc.	13,194	1,375,343
		6,225,159
Electronic Connectors — 0.5%
Amphenol Corp., Class A	10,181	1,102,297
Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	12,050	1,216,327
FLIR Systems, Inc.	1,200	43,020
Fortive Corp.	11,176	851,723
Keysight Technologies, Inc.†	5,045	498,345
		2,609,415
Electronic Security Devices — 0.2%
Allegion PLC	3,417	337,975
Electronics-Military — 0.0%
Mercury Systems, Inc.†	1,163	90,086
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	2,764	228,279
SolarEdge Technologies, Inc.†	1,278	304,611
		532,890
Enterprise Software/Service — 6.4%
Alteryx, Inc., Class A†	1,378	156,472
Atlassian Corp. PLC, Class A†	672	122,163
Bill.com Holdings, Inc.†	3,626	363,724
Black Knight, Inc.†	8,747	761,426
Ceridian HCM Holding, Inc.†	5,447	450,195
Coupa Software, Inc.†	3,830	1,050,339
Everbridge, Inc.†	897	112,780
Guidewire Software, Inc.†	21,401	2,231,482
HubSpot, Inc.†	2,083	608,715
Manhattan Associates, Inc.†	1,476	140,943
New Relic, Inc.†	1,339	75,466
PagerDuty, Inc.†	1,792	48,581
Paycom Software, Inc.†	4,222	1,314,309
Pegasystems, Inc.	927	112,204
Pluralsight, Inc., Class A†	2,731	46,782
SS&C Technologies Holdings, Inc.	5,787	350,229
Tyler Technologies, Inc.†	2,272	791,928
Veeva Systems, Inc., Class A†	11,799	3,317,761
Workday, Inc., Class A†	12,552	2,700,312
		14,755,811
Entertainment Software — 0.5%
Electronic Arts, Inc.†	1,100	143,451
Take-Two Interactive Software, Inc.†	4,221	697,394
Zynga, Inc., Class A†	43,501	396,729
		1,237,574
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	342	15,876
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	17	5,757
Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	196	60,150
SLM Corp.	2,261	18,292
		78,442

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Credit Card — 0.0%
Western Union Co.	2,081	$44,596
Finance-Investment Banker/Broker — 0.2%
Tradeweb Markets, Inc.	9,050	524,900
Virtu Financial, Inc., Class A	1,479	34,032
		558,932
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	2,174	190,747
Nasdaq, Inc.	506	62,091
		252,838
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,636	148,385
Food-Catering — 0.6%
Aramark	48,715	1,288,512
Food-Confectionery — 0.4%
Hershey Co.	6,266	898,168
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,100	65,428
Food-Misc./Diversified — 0.5%
Beyond Meat, Inc.†	1,076	178,681
Campbell Soup Co.	2,287	110,622
Conagra Brands, Inc.	2,196	78,419
Kellogg Co.	2,227	143,842
Lamb Weston Holdings, Inc.	874	57,920
McCormick & Co., Inc.	3,264	633,542
		1,203,026
Food-Retail — 0.0%
Albertsons Cos., Inc., Class A†	449	6,219
Grocery Outlet Holding Corp.†	989	38,887
Sprouts Farmers Market, Inc.†	2,599	54,397
		99,503
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	63,270
Garden Products — 0.3%
Scotts Miracle-Gro Co.	993	151,840
Toro Co.	5,120	429,824
		581,664
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	2,800	136,444
Royal Gold, Inc.	1,228	147,569
		284,013
Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	18,159	2,061,047
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	916	81,698
Human Resources — 0.2%
Paylocity Holding Corp.†	2,605	420,499
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,208	67,874
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.5%
Cognex Corp.	7,310	$475,881
Rockwell Automation, Inc.	3,055	674,177
		1,150,058
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,081	1,043,976
Woodward, Inc.	900	72,144
		1,116,120
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	565	70,913
Waters Corp.†	118	23,090
		94,003
Insurance Brokers — 0.1%
Brown & Brown, Inc.	327	14,803
Selectquote, Inc.†	927	18,772
Selectquote, Inc. Lock-Up Shares†(1)	7,389	142,146
		175,721
Insurance-Life/Health — 0.1%
GoHealth, Inc., Class A†	3,336	43,451
Lincoln National Corp.	625	19,581
Primerica, Inc.	639	72,297
		135,329
Insurance-Property/Casualty — 0.1%
Alleghany Corp.	34	17,695
Assurant, Inc.	1,250	151,638
Erie Indemnity Co., Class A	376	79,065
		248,398
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	1,793	78,964
RenaissanceRe Holdings, Ltd.	447	75,874
		154,838
Internet Application Software — 1.1%
Anaplan, Inc.†	6,410	401,138
Okta, Inc.†	6,310	1,349,393
Wix.com, Ltd.†	986	251,282
Zendesk, Inc.†	6,188	636,869
		2,638,682
Internet Content-Entertainment — 3.6%
Pinterest, Inc., Class A†	8,726	362,216
Roku, Inc.†	9,177	1,732,618
Snap, Inc., Class A†	88,373	2,307,419
Spotify Technology SA†	15,678	3,803,013
Twitter, Inc.†	4,200	186,966
		8,392,232
Internet Content-Information/News — 0.2%
GoodRx Holdings, Inc.†	394	21,906
IAC/InterActiveCorp†	3,811	456,482
		478,388
Internet Gambling — 1.1%
DraftKings, Inc., Class A†	18,980	1,116,783
DraftKings, Inc., Class A Lock-Up Shares†(1)	23,337	1,365,625
		2,482,408

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security — 0.8%
FireEye, Inc.†	1,311	$16,184
NortonLifeLock, Inc.	17,699	368,847
Palo Alto Networks, Inc.†	4,475	1,095,256
Proofpoint, Inc.†	3,881	409,640
		1,889,927
Investment Management/Advisor Services — 0.1%
Ares Management Corp., Class A	2,566	103,718
LPL Financial Holdings, Inc.	162	12,420
T. Rowe Price Group, Inc.	1,504	192,843
		308,981
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,301	144,320
Lighting Products & Systems — 0.1%
Universal Display Corp.	1,123	202,971
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	636	58,537
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,095	230,590
Vertiv Holdings Co.†	5,738	99,382
		329,972
Machinery-General Industrial — 0.3%
IDEX Corp.	400	72,964
Middleby Corp.†	800	71,768
Nordson Corp.	2,006	384,791
Otis Worldwide Corp.	1,900	118,598
		648,121
Machinery-Pumps — 0.2%
Graco, Inc.	4,660	285,891
Xylem, Inc.	900	75,708
		361,599
Medical Information Systems — 0.4%
Cerner Corp.	10,064	727,526
Change Healthcare, Inc.†	4,660	67,617
Oak Street Health, Inc.†	240	12,826
		807,969
Medical Instruments — 0.2%
Bio-Techne Corp.	934	231,380
Bruker Corp.	3,248	129,108
		360,488
Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	3,100	265,546
Charles River Laboratories International, Inc.†	1,132	256,341
IQVIA Holdings, Inc.†	3,186	502,209
Laboratory Corp. of America Holdings†	140	26,358
PPD, Inc.†	5,844	216,170
Syneos Health, Inc.†	193	10,260
Teladoc Health, Inc.†	1,696	371,831
		1,648,715
Security Description	Shares	Value (Note 2)
Medical Products — 2.8%
ABIOMED, Inc.†	8,941	$2,477,194
Cooper Cos., Inc.	1,170	394,430
Haemonetics Corp.†	1,216	106,096
Hill-Rom Holdings, Inc.	204	17,036
Hologic, Inc.†	10,702	711,362
Masimo Corp.†	1,279	301,921
Novocure, Ltd.†	9,994	1,112,432
Penumbra, Inc.†	2,103	408,781
STERIS PLC	1,017	179,185
Varian Medical Systems, Inc.†	299	51,428
West Pharmaceutical Services, Inc.	2,804	770,820
		6,530,685
Medical-Biomedical/Gene — 6.1%
ACADIA Pharmaceuticals, Inc.†	7,995	329,794
Acceleron Pharma, Inc.†	3,214	361,671
Alexion Pharmaceuticals, Inc.†	2,107	241,104
Alnylam Pharmaceuticals, Inc.†	6,420	934,752
Apellis Pharmaceuticals, Inc.†	8,833	266,492
Argenx SE ADR†	3,217	844,527
Ascendis Pharma A/S ADR†	3,302	509,565
Berkeley Lights, Inc.†	134	10,232
BioMarin Pharmaceutical, Inc.†	9,536	725,499
BioNTech SE ADR†	1,400	96,922
Bluebird Bio, Inc.†	1,275	68,786
Blueprint Medicines Corp.†	1,400	129,780
Exact Sciences Corp.†	33,986	3,464,873
Exelixis, Inc.†	11,585	283,253
FibroGen, Inc.†	3,200	131,584
Genmab A/S ADR†	2,000	73,220
Guardant Health, Inc.†	1,965	219,648
Immunomedics, Inc.†	5,388	458,142
Incyte Corp.†	11,191	1,004,280
Ionis Pharmaceuticals, Inc.†	5,081	241,093
Iovance Biotherapeutics, Inc.†	3,604	118,644
Kodiak Sciences, Inc.†	2,975	176,150
Livongo Health, Inc.†	2,846	398,582
Moderna, Inc.†	7,472	528,644
Royalty Pharma PLC, Class A	5,332	224,317
Sage Therapeutics, Inc.†	1,296	79,211
Seattle Genetics, Inc.†	10,975	2,147,698
Ultragenyx Pharmaceutical, Inc.†	1,683	138,326
		14,206,789
Medical-Drugs — 1.1%
Galapagos NV†	7,331	1,041,742
Galapagos NV ADR†	305	43,282
Global Blood Therapeutics, Inc.†	1,531	84,419
Horizon Therapeutics PLC†	9,125	708,830
Jazz Pharmaceuticals PLC†	1,100	156,849
MyoKardia, Inc.†	608	82,889
PRA Health Sciences, Inc.†	2,806	284,641
Reata Pharmaceuticals, Inc., Class A†	2,343	228,255
		2,630,907
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	1,300	59,683

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 0.4%
Centene Corp.†	7,452	$434,675
Molina Healthcare, Inc.†	2,908	532,281
		966,956
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	2,546	75,056
Universal Health Services, Inc., Class B	800	85,616
		160,672
Medical-Outpatient/Home Medical — 0.3%
Amedisys, Inc.†	2,178	514,944
Chemed Corp.	405	194,542
		709,486
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	1,830	177,364
Cardinal Health, Inc.	7,655	359,402
McKesson Corp.	9,212	1,371,943
		1,908,709
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,320	442,042
Networking Products — 0.1%
Arista Networks, Inc.†	1,262	261,146
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	1,923	199,607
Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	2,395	604,642
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,347	300,040
Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	3,445	59,805
Concho Resources, Inc.	1,417	62,518
Venture Global LNG, Inc., Series B†(1)(2)	3	11,544
Venture Global LNG, Inc., Series C†(1)(2)	42	161,616
		295,483
Patient Monitoring Equipment — 1.1%
Insulet Corp.†	11,067	2,618,342
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,164	75,637
Pipelines — 0.1%
Cheniere Energy, Inc.†	6,054	280,118
Equitrans Midstream Corp.	982	8,308
		288,426
Poultry — 0.0%
Pilgrim's Pride Corp.†	427	6,390
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	2,983	577,628
Security Description	Shares	Value (Note 2)
Private Equity — 0.4%
Apollo Global Management, Inc.	2,214	$99,076
Blackstone Group, Inc., Class A	13,953	728,347
Carlyle Group, Inc.	286	7,056
		834,479
Protection/Safety — 0.0%
ADT, Inc.	6,100	49,837
Racetracks — 0.4%
Penn National Gaming, Inc.†	12,686	922,272
Radio — 0.0%
Liberty Media Corp. — Liberty SiriusXM, Series A†	252	8,359
Liberty Media Corp. — Liberty SiriusXM, Series C†	526	17,400
		25,759
Real Estate Investment Trusts — 0.5%
Americold Realty Trust	527	18,840
Brookfield Property REIT, Inc., Class A	1,080	13,219
CoreSite Realty Corp.	709	84,286
CubeSmart	2,100	67,851
Equity LifeStyle Properties, Inc.	1,865	114,325
Extra Space Storage, Inc.	2,323	248,538
Iron Mountain, Inc.	4,384	117,447
MGM Growth Properties LLC, Class A	2,900	81,142
SBA Communications Corp.	219	69,747
Simon Property Group, Inc.	6,268	405,414
		1,220,809
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)	587	0
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	16,913	1,042,179
Recreational Vehicles — 0.5%
Polaris, Inc.	11,197	1,056,325
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	400	69,800
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	84	17,973
Respiratory Products — 0.3%
ResMed, Inc.	3,752	643,205
Retail-Apparel/Shoe — 2.3%
Burlington Stores, Inc.†	15,512	3,196,868
Lululemon Athletica, Inc.†	6,004	1,977,538
Ross Stores, Inc.	2,350	219,302
		5,393,708
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	761	896,184
O'Reilly Automotive, Inc.†	3,930	1,812,044
		2,708,228

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile — 0.2%
CarMax, Inc.†	2,319	$213,139
Carvana Co.†	1,430	318,976
Vroom, Inc.†	509	26,356
		558,471
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,081	120,305
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	800	142,120
Retail-Discount — 0.4%
Dollar Tree, Inc.†	6,886	628,967
Ollie's Bargain Outlet Holdings, Inc.†	2,767	241,698
		870,665
Retail-Floor Coverings — 0.7%
Floor & Decor Holdings, Inc., Class A†	20,141	1,506,547
Retail-Gardening Products — 0.4%
Tractor Supply Co.	5,824	834,812
Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	1,428	129,148
Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	14,438	1,833,626
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	2,715	608,106
Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	1,459	1,814,573
Domino's Pizza, Inc.	1,966	836,100
Dunkin' Brands Group, Inc.	4,527	370,806
Papa John's International, Inc.	892	73,394
Restaurant Brands International, Inc.	1,192	68,552
Wendy's Co.	4,691	104,586
Yum China Holdings, Inc.	2,065	109,342
Yum! Brands, Inc.	800	73,040
		3,450,393
Schools — 1.3%
2U, Inc.†	22,051	746,647
Bright Horizons Family Solutions, Inc.†	2,687	408,531
Chegg, Inc.†	25,825	1,844,938
Grand Canyon Education, Inc.†	900	71,946
		3,072,062
Semiconductor Components-Integrated Circuits — 0.2%
Maxim Integrated Products, Inc.	5,407	365,567
Semiconductor Equipment — 1.5%
Entegris, Inc.	10,862	807,481
KLA Corp.	9,063	1,755,866
MKS Instruments, Inc.	1,075	117,422
Teradyne, Inc.	9,628	765,041
		3,445,810
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	448	63,056
Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	12,134	1,137,077
Security Description	Shares	Value (Note 2)
Specified Purpose Acquisitions — 1.1%
BowX Acquisition Corp.†	79,800	$818,748
Churchill Capital Corp.†	79,365	795,237
Churchill Capital Corp. III, Class A†	86,844	890,151
		2,504,136
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	600	74,508
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,200	71,302
Telecom Services — 0.0%
Switch, Inc., Class A	2,310	36,059
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	313	2,817
Television — 0.1%
Nexstar Media Group, Inc., Class A	764	68,707
World Wrestling Entertainment, Inc., Class A	1,201	48,604
		117,311
Theaters — 0.2%
Live Nation Entertainment, Inc.†	9,414	507,226
Therapeutics — 0.5%
Agios Pharmaceuticals, Inc.†	1,654	57,890
GW Pharmaceuticals PLC ADR†	400	38,940
Neurocrine Biosciences, Inc.†	6,090	585,614
Sarepta Therapeutics, Inc.†	3,197	448,955
		1,131,399
Tools-Hand Held — 0.0%
MSA Safety, Inc.	211	28,310
Toys — 0.0%
Mattel, Inc.†	5,341	62,490
Transport-Rail — 0.1%
Kansas City Southern	825	149,185
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	544	55,592
Expeditors International of Washington, Inc.	3,962	358,640
		414,232
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	1,692	213,835
Landstar System, Inc.	1,410	176,941
Old Dominion Freight Line, Inc.	4,100	741,772
XPO Logistics, Inc.†	119	10,074
		1,142,622
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	1,506	28,960
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	35,107	980,539
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	315	14,695
Web Hosting/Design — 1.4%
GoDaddy, Inc., Class A†	34,423	2,615,115
VeriSign, Inc.†	3,109	636,879
		3,251,994

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,454	$228,002
Ubiquiti, Inc.	182	30,332
		258,334
Total Common Stocks (cost $157,869,603)		226,873,434
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	2,394
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	4,974	34,379
Tanium, Inc., Series G†(1)(2)	32,619	371,700
		406,079
Building & Construction-Misc. — 0.0%
Procore Technologies, Inc. Series B†(1)(2)	132	5,940
Decision Support Software — 0.0%
Databricks, Inc. Series F†(1)(2)	1,680	80,640
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(2)	11,800	1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	152,822
		154,710
E-Commerce/Services — 0.3%
Airbnb, Inc., Series D†(1)(2)	2,091	177,895
Airbnb, Inc., Series E†(1)(2)	2,711	230,643
Rappi, Inc., Series E†(1)(2)	1,959	117,042
		525,580
Enterprise Software/Service — 0.0%
UiPath, Inc., Series D-1†(1)(2)	5,019	93,321
UiPath, Inc., Series D-2†(1)(2)	843	15,674
Uipath, Inc., Series E†(1)(2)	105	1,952
		110,947
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	0
WeWork Cos., Inc., Series D-2†(1)(2)	2,819	0
Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Management/Services (continued)
WeWork Cos., Inc., Series E†(1)(2)	2,120	$0
		0
Total Convertible Preferred Securities (cost $1,252,940)		1,286,290
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Growth Index Fund (cost $6,415,723)	13,709	2,369,875
Total Long-Term Investment Securities (cost $165,538,266)		230,529,599
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	50,177	50,177
T. Rowe Price Government Reserve Fund 0.09%(4)	182	182
		50,359
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.11% due 12/31/2020(5)	$60,000	59,985
Total Short-Term Investment Securities (cost $110,342)		110,344
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $268,000 and collateralized by $229,800 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and having an approximate value of $273,453	268,000	268,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	360,000	360,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	315,000	315,000
BNP Paribas SA Joint Repurchase Agreement(3)	315,000	315,000
Deutsche Bank AG Joint Repurchase Agreement(3)	350,000	350,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	335,000	335,000
Total Repurchase Agreements (cost $1,943,000)		1,943,000
TOTAL INVESTMENTS (cost $167,591,608)(6)	100.2%	232,582,943
Liabilities in excess of other assets	(0.2)	(532,070)
NET ASSETS	100.0%	$232,050,873

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

†  Non-income producing security

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Databricks, Inc.	07/24/2020	468	$22,481
	08/28/2020	221	10,608
		689	$33,089	$33,072	$48.00	0.01%
DraftKings, Inc., Class A, Lock-Up Shares	07/13/2015	22,928	244,282
	04/24/2020	247	0
	08/04/2020	162	1,863
		23,337	246,145	1,365,625	58.52	0.59%
Procore Technologies, Inc.	05/06/2020	198	8,910	8,910	45.00	0.01
Selectquote, Inc., Lock-Up Shares	05/06/2020	7,389	133,000	142,146	19.24	0.06
Tanium, Inc., Series B	09/24/2020	1,910	21,765	21,765	11.40	0.01
Venture Global LNG, Inc., Series B	03/08/2018	3	9,060	11,544	3,848.00	0.00
Venture Global LNG, Inc., Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	161,616	3,848.00	0.07
WeWork Cos., Inc., Class A	05/26/2017	587	8,319	0	0.00	0.00
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	$85,131	$177,895	$85.08	0.08%
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	230,643	85.08	0.10
Databricks, Inc. Series F	10/22/2019	1,680	72,153	80,640	48.00	0.03
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	152,822	35.40	0.07
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	34,379	6.91	0.01
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	2,394	0.38	0.00
Procore Technologies, Inc., Series B	07/15/2020	132	5,940	5,940	45.00	0.00
Rappi Inc., Series E	09/08/2020	1,959	117,042	117,042	59.75	0.05
Tanium, Inc., Series G	08/26/2015	32,619	161,930	371,700	11.40	0.16
UiPath, Inc., Series D-1	04/26/2019	5,019	65,835	93,321	18.59	0.04
UiPath, Inc., Series D-2	04/26/2019	843	11,058	15,674	18.59	0.01
UiPath, Inc., Series E	07/09/2020	105	1,952	1,952	18.59	0.00
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	0	0.00	0.00
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	0	0.00	0.00
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	0	0.00	0.00
				$3,029,080		1.31%

(2)  Securities classified as Level 3 (see Note 2).

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  The rate shown is the 7-day yield as of September 30, 2020.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	December 2020	$377,213	$371,180	$(6,033)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$2,079,381	$—	$21,765	$2,101,146
Building & Construction-Misc.	14,630	—	8,910	23,540
Decision Support Software	1,539,506	—	33,072	1,572,578
Insurance Brokers	33,575	142,146	—	175,721
Internet Gambling	1,116,783	1,365,625	—	2,482,408
Oil Companies-Exploration & Production	122,323	—	173,160	295,483
Real Estate Management/Services	—	—	0	0
Other Industries	220,222,558	—	—	220,222,558
Convertible Preferred Securities	—	—	1,286,290	1,286,290
Exchange-Traded Funds	2,369,875	—	—	2,369,875
Short-Term Investment Securities:
Registered Investment Companies	50,359	—	—	50,359
U.S. Government Treasuries	—	59,985	—	59,985
Repurchase Agreements	—	1,943,000	—	1,943,000
Total Investments at Value	$227,548,990	$3,510,756	$1,523,197	$232,582,943
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,033	$—	$—	$6,033

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	7.9%
Electric-Integrated	5.8
Oil Companies-Exploration & Production	2.8
Banks-Commercial	2.5
Medical Products	2.5
Chemicals-Diversified	2.4
Insurance-Multi-line	2.0
Banks-Fiduciary	1.9
Insurance Brokers	1.8
Diversified Manufacturing Operations	1.7
Agricultural Operations	1.7
Medical-Wholesale Drug Distribution	1.6
Gold Mining	1.5
Dental Supplies & Equipment	1.4
Food-Misc./Diversified	1.2
Insurance-Life/Health	1.2
Banks-Super Regional	1.1
Electric-Distribution	1.1
Distribution/Wholesale	1.1
Medical-Hospitals	1.0
Computer Services	1.0
Containers-Paper/Plastic	1.0
Medical Labs & Testing Services	1.0
Insurance-Property/Casualty	1.0
Airlines	1.0
Building & Construction Products-Misc.	0.9
Electronic Components-Semiconductors	0.9
Building-Residential/Commercial	0.9
Publishing-Newspapers	0.9
Electronic Measurement Instruments	0.9
Apparel Manufacturers	0.9
Food-Baking	0.8
Transport-Services	0.8
Auto-Heavy Duty Trucks	0.8
Machinery-Farming	0.8
Medical-Biomedical/Gene	0.8
Agricultural Biotech	0.8
Machinery-Pumps	0.8
Food-Retail	0.8
Pipelines	0.8
Gas-Distribution	0.7
Building Products-Cement	0.7
Finance-Other Services	0.7
Medical-Drugs	0.7
Exchange-Traded Funds	0.7
Investment Management/Advisor Services	0.7
Oil Companies-Integrated	0.7
Tools-Hand Held	0.7
Television	0.7
Commercial Services	0.7
Metal-Copper	0.7
Silver Mining	0.6
Semiconductor Components-Integrated Circuits	0.6
Insurance-Reinsurance	0.6
Medical-Generic Drugs	0.6
Cable/Satellite TV	0.6
Finance-Investment Banker/Broker	0.6
Transport-Truck	0.6
Food-Wholesale/Distribution	0.6
Oil-Field Services	0.6
Non-Ferrous Metals	0.6%
Auto/Truck Parts & Equipment-Original	0.5
Schools	0.5
Wireless Equipment	0.5
Private Equity	0.5
Aerospace/Defense-Equipment	0.5
Commercial Services-Finance	0.5
Building Products-Wood	0.4
Electronic Components-Misc.	0.4
Engineering/R&D Services	0.4
Investment Companies	0.4
Hotels/Motels	0.4
Telecom Equipment-Fiber Optics	0.4
Internet Brokers	0.4
U.S. Government Agencies	0.4
Retail-Restaurants	0.4
Finance-Credit Card	0.4
Instruments-Scientific	0.4
Semiconductor Equipment	0.4
Machinery-General Industrial	0.4
Transport-Rail	0.4
Food-Confectionery	0.4
Building Products-Air & Heating	0.4
Food-Catering	0.4
Non-Hazardous Waste Disposal	0.4
Retail-Discount	0.4
Brewery	0.3
Office Automation & Equipment	0.3
Finance-Auto Loans	0.3
Appliances	0.3
Enterprise Software/Service	0.3
Broadcast Services/Program	0.3
Recreational Vehicles	0.3
Electronic Connectors	0.3
Registered Investment Companies	0.3
Savings & Loans/Thrifts	0.3
Medical Instruments	0.3
E-Commerce/Services	0.3
Veterinary Diagnostics	0.3
Coatings/Paint	0.3
Oil Refining & Marketing	0.3
Rental Auto/Equipment	0.3
Finance-Consumer Loans	0.3
Machinery-Electrical	0.3
Chemicals-Specialty	0.3
Consumer Products-Misc.	0.3
Computers	0.3
Telephone-Integrated	0.2
Internet Content-Entertainment	0.2
Entertainment Software	0.2
Water	0.2
Retail-Auto Parts	0.2
Home Decoration Products	0.2
Aerospace/Defense	0.2
Beverages-Non-alcoholic	0.2
Footwear & Related Apparel	0.2
Food-Meat Products	0.2
Transport-Marine	0.2
Medical Information Systems	0.2
Batteries/Battery Systems	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Toys	0.2%
Electric Products-Misc.	0.2
Auto-Cars/Light Trucks	0.2
Steel-Producers	0.2
Real Estate Operations & Development	0.2
Retail-Jewelry	0.2
Cruise Lines	0.2
Pastoral & Agricultural	0.1
Publishing-Books	0.1
Computer Software	0.1
Oil Field Machinery & Equipment	0.1
Retail-Consumer Electronics	0.1
Real Estate Management/Services	0.1
Retail-Gardening Products	0.1
Retail-Automobile	0.1
Resorts/Theme Parks	0.1
Advertising Agencies	0.1
Computers-Memory Devices	0.1
Paper & Related Products	0.1
Casino Hotels	0.1
Textile-Home Furnishings	0.1
Retail-Apparel/Shoe	0.1
Applications Software	0.1
Retail-Major Department Stores	0.1
Electronic Parts Distribution	0.1
Independent Power Producers	0.1
Containers-Metal/Glass	0.1
Industrial Automated/Robotic	0.1
Agricultural Chemicals	0.1
Diagnostic Kits	0.1
Professional Sports	0.1
Shipbuilding	0.1
Human Resources	0.1
Repurchase Agreements	0.1
Telecommunication Equipment	0.1
Hazardous Waste Disposal	0.1
Web Hosting/Design	0.1
Disposable Medical Products	0.1
Data Processing/Management	0.1
Water Treatment Systems	0.1
Radio	0.1
Internet Infrastructure Software	0.1
Athletic Equipment	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,062	$84,384
Omnicom Group, Inc.	2,771	137,164
		221,548
Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	1,366	25,831
Teledyne Technologies, Inc.†	472	146,419
TransDigm Group, Inc.	530	251,814
		424,064
Aerospace/Defense-Equipment — 0.5%
HEICO Corp.	114	11,931
HEICO Corp., Class A	199	17,643
Hexcel Corp.	1,086	36,435
Howmet Aerospace, Inc.	5,143	85,991
L3Harris Technologies, Inc.	4,597	780,755
		932,755
Agricultural Biotech — 0.8%
Corteva, Inc.	55,389	1,595,757
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,782	85,435
Mosaic Co.	4,500	82,215
		167,650
Agricultural Operations — 1.6%
Archer-Daniels-Midland Co.	26,441	1,229,242
Bunge, Ltd.	44,029	2,012,125
		3,241,367
Airlines — 1.0%
Alaska Air Group, Inc.	7,966	291,795
American Airlines Group, Inc.	6,586	80,942
Copa Holdings SA, Class A	408	20,539
Delta Air Lines, Inc.	14,218	434,786
JetBlue Airways Corp.†	3,546	40,176
Southwest Airlines Co.	24,912	934,200
United Airlines Holdings, Inc.†	3,781	131,390
		1,933,828
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	1,849	33,282
Carter's, Inc.	558	48,312
Columbia Sportswear Co.	375	32,617
Hanesbrands, Inc.	4,517	71,143
PVH Corp.	5,276	314,661
Ralph Lauren Corp.	9,569	650,405
Tapestry, Inc.	3,602	56,299
Under Armour, Inc., Class A†	2,453	27,547
Under Armour, Inc., Class C†	2,565	25,240
Urban Outfitters, Inc.†	10,390	216,216
VF Corp.	3,958	278,049
		1,753,771
Appliances — 0.3%
Whirlpool Corp.	3,548	652,442
Security Description	Shares	Value (Note 2)
Applications Software — 0.1%
BigCommerce Holdings, Inc., Series 1†	20	$1,666
CDK Global, Inc.	1,385	60,372
Duck Creek Technologies, Inc.†	32	1,454
Jamf Holding Corp.†	132	4,965
Nuance Communications, Inc.†	3,663	121,575
RealPage, Inc.†	144	8,300
		198,332
Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	964	95,667
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	724	47,987
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	50,838	338,581
Auto-Heavy Duty Trucks — 0.8%
Cummins, Inc.	1,922	405,850
PACCAR, Inc.	14,883	1,269,222
		1,675,072
Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	517	18,167
Aptiv PLC	3,491	320,055
BorgWarner, Inc.	2,696	104,443
Gentex Corp.	3,196	82,297
Lear Corp.	4,430	483,092
		1,008,054
Banks-Commercial — 2.5%
Associated Banc-Corp	1,974	24,912
Bank of Hawaii Corp.	513	25,917
Bank OZK	1,591	33,920
BOK Financial Corp.	408	21,016
Citizens Financial Group, Inc.	5,553	140,380
Commerce Bancshares, Inc.	1,310	73,740
Cullen/Frost Bankers, Inc.	729	46,619
East West Bancorp, Inc.	1,836	60,111
First Citizens BancShares, Inc., Class A	82	26,140
First Hawaiian, Inc.	1,688	24,425
First Horizon National Corp.	7,108	67,028
First Republic Bank	2,219	242,004
FNB Corp.	4,200	28,476
M&T Bank Corp.	4,983	458,884
PacWest Bancorp	1,520	25,962
Pinnacle Financial Partners, Inc.	962	34,238
Popular, Inc.	7,108	257,807
Prosperity Bancshares, Inc.	6,467	335,185
Regions Financial Corp.	12,520	144,356
Signature Bank	4,920	408,311
SVB Financial Group†	2,553	614,303
Synovus Financial Corp.	1,905	40,329
TCF Financial Corp.	1,965	45,902
Truist Financial Corp.	15,006	570,978
Umpqua Holdings Corp.	21,532	228,670
Webster Financial Corp.	1,166	30,794
Westamerica BanCorp	12,932	702,854
Western Alliance Bancorp	1,273	40,252

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Wintrust Financial Corp.	7,323	$293,286
Zions Bancorp NA	2,103	61,450
		5,108,249
Banks-Fiduciary — 1.9%
Northern Trust Corp.	22,114	1,724,228
State Street Corp.	36,011	2,136,533
		3,860,761
Banks-Super Regional — 1.1%
Comerica, Inc.	9,702	371,101
Fifth Third Bancorp	58,528	1,247,817
Huntington Bancshares, Inc.	13,160	120,677
KeyCorp	48,090	573,714
		2,313,309
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,468	370,578
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	10,730	416,431
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	87	5,975
Brown-Forman Corp., Class B	348	26,212
		32,187
Brewery — 0.3%
Carlsberg A/S, Class B	3,412	459,426
Molson Coors Beverage Co., Class B	6,816	228,745
		688,171
Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	2,033	44,258
Discovery, Inc., Class C†	4,242	83,143
Fox Corp., Class A	11,393	317,067
Fox Corp., Class B	2,084	58,290
Liberty Media Corp. - Liberty Formula One, Series A†	326	10,924
Liberty Media Corp. - Liberty Formula One, Series C†	2,582	93,649
Madison Square Garden Entertainment Corp.†	242	16,575
		623,906
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.	2,435	167,552
AZEK Co., Inc.†	440	15,316
Fortune Brands Home & Security, Inc.	7,646	661,532
Owens Corning	10,427	717,482
Summit Materials, Inc., Class A†	22,170	366,692
		1,928,574
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	928	36,108
Building Products-Air & Heating — 0.4%
Carrier Global Corp.	7,256	221,598
Johnson Controls International PLC	9,709	396,613
Lennox International, Inc.	450	122,674
		740,885
Security Description	Shares	Value (Note 2)
Building Products-Cement — 0.7%
Eagle Materials, Inc.	538	$46,440
Martin Marietta Materials, Inc.	810	190,642
MDU Resources Group, Inc.	2,597	58,432
Vulcan Materials Co.	8,840	1,198,174
		1,493,688
Building Products-Wood — 0.4%
Masco Corp.	16,012	882,742
Building-Maintenance & Services — 0.0%
Rollins, Inc.	241	13,060
Terminix Global Holdings, Inc.†	1,723	68,713
		81,773
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	718	68,397
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	4,308	325,814
Lennar Corp., Class A	3,527	288,085
Lennar Corp., Class B	204	13,394
NVR, Inc.†	39	159,242
PulteGroup, Inc.	3,485	161,321
Toll Brothers, Inc.	18,274	889,213
		1,837,069
Cable/Satellite TV — 0.6%
DISH Network Corp., Class A†	14,212	412,574
Liberty Broadband Corp., Class A†	322	45,663
Liberty Broadband Corp., Class C†	5,366	766,641
Sirius XM Holdings, Inc.	6,114	32,771
		1,257,649
Casino Hotels — 0.1%
MGM Resorts International	6,133	133,393
Wynn Resorts, Ltd.	960	68,937
		202,330
Cellular Telecom — 0.0%
United States Cellular Corp.†	189	5,581
Chemicals-Diversified — 2.4%
Celanese Corp.	6,525	701,111
DuPont de Nemours, Inc.	9,857	546,866
Eastman Chemical Co.	11,734	916,660
FMC Corp.	7,650	810,212
Huntsman Corp.	2,609	57,946
LyondellBasell Industries NV, Class A	3,343	235,648
Olin Corp.	1,857	22,990
PPG Industries, Inc.	8,343	1,018,513
Westlake Chemical Corp.	10,435	659,701
		4,969,647
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,375	122,760
Ashland Global Holdings, Inc.	721	51,133
Cabot Corp.	725	26,122
Chemours Co.	2,127	44,476
Element Solutions, Inc.†	2,827	29,712
International Flavors & Fragrances, Inc.	1,394	170,695
NewMarket Corp.	15	5,135

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Valvoline, Inc.	2,414	$45,962
W.R. Grace & Co.	470	18,936
		514,931
Coal — 0.0%
Peabody Energy Corp.	39,133	90,006
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	23,783	527,269
RPM International, Inc.	273	22,615
		549,884
Commercial Services — 0.7%
Cintas Corp.	1,489	495,584
CoreLogic, Inc.	979	66,249
Dun & Bradstreet Holdings, Inc.†	569	14,601
Macquarie Infrastructure Corp.	957	25,734
Morningstar, Inc.	45	7,227
Nielsen Holdings PLC	4,642	65,824
Quanta Services, Inc.	12,832	678,299
		1,353,518
Commercial Services-Finance — 0.5%
Equifax, Inc.	407	63,858
Euronet Worldwide, Inc.†	655	59,671
Global Payments, Inc.	2,723	483,550
H&R Block, Inc.	746	12,152
IHS Markit, Ltd.	2,354	184,813
Sabre Corp.	3,593	23,390
TransUnion	220	18,509
WEX, Inc.†	524	72,820
		918,763
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	60	7,596
Synopsys, Inc.†	140	29,957
		37,553
Computer Data Security — 0.0%
Crowdstrike Holdings, Inc., Class A†	542	74,427
Computer Services — 1.0%
Amdocs, Ltd.	12,417	712,860
CACI International, Inc., Class A†	271	57,766
Cognizant Technology Solutions Corp., Class A	5,921	411,036
DXC Technology Co.	3,303	58,959
Genpact, Ltd.	1,493	58,152
Leidos Holdings, Inc.	8,531	760,539
Science Applications International Corp.	658	51,600
		2,110,912
Computer Software — 0.1%
Akamai Technologies, Inc.†	367	40,568
Citrix Systems, Inc.	1,169	160,983
nCino, Inc.†	17	1,355
Teradata Corp.†	330	7,491
Twilio, Inc., Class A†	300	74,127
		284,524
Security Description	Shares	Value (Note 2)
Computers — 0.3%
Hewlett Packard Enterprise Co.	16,811	$157,519
HP, Inc.	18,657	354,296
		511,815
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,656	36,664
Computers-Memory Devices — 0.1%
NetApp, Inc.	1,321	57,912
Pure Storage, Inc., Class A†	1,343	20,669
Western Digital Corp.	3,909	142,874
		221,455
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	870	65,363
Consulting Services — 0.0%
FTI Consulting, Inc.†	469	49,700
Consumer Products-Misc. — 0.3%
Clorox Co.	478	100,461
Reynolds Consumer Products, Inc.	12,411	380,025
Spectrum Brands Holdings, Inc.	552	31,552
		512,038
Containers-Metal/Glass — 0.1%
Ardagh Group SA	241	3,386
Ball Corp.	266	22,110
Crown Holdings, Inc.†	1,515	116,443
Silgan Holdings, Inc.	1,024	37,652
		179,591
Containers-Paper/Plastic — 1.0%
Amcor PLC	17,457	192,900
Berry Global Group, Inc.†	9,876	477,208
Graphic Packaging Holding Co.	39,800	560,782
Packaging Corp. of America	1,220	133,041
Sealed Air Corp.	2,025	78,590
Sonoco Products Co.	1,305	66,647
WestRock Co.	17,108	594,332
		2,103,500
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	3,754	10,136
Cruise Lines — 0.2%
Carnival Corp.	6,132	93,084
Norwegian Cruise Line Holdings, Ltd.†	3,585	61,339
Royal Caribbean Cruises, Ltd.	2,288	148,102
		302,525
Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	216	35,119
Paychex, Inc.	878	70,038
		105,157
Dental Supplies & Equipment — 1.4%
DENTSPLY SIRONA, Inc.	35,072	1,533,699
Patterson Cos., Inc.	56,546	1,363,041
		2,896,740
Diagnostic Kits — 0.1%
QIAGEN NV†	2,930	153,122

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.0%
DaVita, Inc.†	900	$77,085
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	185	33,811
Teleflex, Inc.	225	76,594
		110,405
Distribution/Wholesale — 1.1%
Fastenal Co.	1,411	63,622
HD Supply Holdings, Inc.†	20,195	832,842
IAA, Inc.†	1,333	69,409
LKQ Corp.†	23,632	655,315
Univar Solutions, Inc.†	24,038	405,762
Watsco, Inc.	424	98,745
WW Grainger, Inc.	154	54,943
		2,180,638
Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	1,729	91,291
Carlisle Cos., Inc.	704	86,149
Eaton Corp. PLC	7,705	786,141
ITT, Inc.	8,149	481,198
Parker-Hannifin Corp.	1,669	337,705
Textron, Inc.	36,757	1,326,560
Trane Technologies PLC	3,114	377,573
Trinity Industries, Inc.	1,182	23,049
		3,509,666
E-Commerce/Products — 0.0%
Wayfair, Inc., Class A†	76	22,117
E-Commerce/Services — 0.3%
Expedia Group, Inc.	1,564	143,403
GrubHub, Inc.†	1,083	78,334
Lyft, Inc., Class A†	3,161	87,086
TripAdvisor, Inc.	1,309	25,643
Zillow Group, Inc., Class A†	667	67,727
Zillow Group, Inc., Class C†	1,627	165,287
		567,480
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,988	297,007
Littelfuse, Inc.	307	54,444
		351,451
Electric-Distribution — 1.1%
CenterPoint Energy, Inc.† PIPE	11,287	218,403
CenterPoint Energy, Inc.	58,591	1,133,736
Consolidated Edison, Inc.	4,367	339,753
Sempra Energy	4,228	500,426
		2,192,318
Electric-Integrated — 5.8%
AES Corp.	41,695	755,096
Alliant Energy Corp.	3,255	168,121
Ameren Corp.	9,055	716,069
Avangrid, Inc.	738	37,240
CMS Energy Corp.	16,065	986,552
DTE Energy Co.	2,504	288,060
Edison International	12,617	641,448
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Entergy Corp.	2,618	$257,952
Evergy, Inc.	2,949	149,868
Eversource Energy	13,671	1,142,212
FirstEnergy Corp.	45,951	1,319,253
Hawaiian Electric Industries, Inc.	1,394	46,337
IDACORP, Inc.	656	52,414
OGE Energy Corp.	2,603	78,064
PG&E Corp.†	213,689	2,006,540
Pinnacle West Capital Corp.	10,849	808,793
PPL Corp.	10,044	273,297
Public Service Enterprise Group, Inc.	20,577	1,129,883
WEC Energy Group, Inc.	4,117	398,937
Xcel Energy, Inc.	6,852	472,857
		11,728,993
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	1,949	184,882
Hubbell, Inc.	704	96,335
Jabil, Inc.	1,551	53,137
nVent Electric PLC	2,024	35,805
Sensata Technologies Holding PLC†	11,848	511,123
		881,282
Electronic Components-Semiconductors — 0.9%
Cree, Inc.†	1,410	89,873
IPG Photonics Corp.†	432	73,427
Marvell Technology Group, Ltd.	26,342	1,045,778
Microchip Technology, Inc.	789	81,078
ON Semiconductor Corp.†	5,286	114,653
Qorvo, Inc.†	1,487	191,838
Skyworks Solutions, Inc.	2,174	316,317
		1,912,964
Electronic Connectors — 0.3%
Amphenol Corp., Class A	1,532	165,870
TE Connectivity, Ltd.	4,461	436,018
		601,888
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	3,686	372,065
FLIR Systems, Inc.	1,699	60,909
Fortive Corp.	3,877	295,466
Keysight Technologies, Inc.†	1,619	159,925
National Instruments Corp.	21,155	755,234
Trimble, Inc.†	3,249	158,226
		1,801,825
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,002	78,817
Avnet, Inc.	1,277	32,998
SYNNEX Corp.	541	75,772
		187,587
Electronic Security Devices — 0.0%
Allegion PLC	420	41,542
Electronics-Military — 0.0%
Mercury Systems, Inc.†	132	10,225
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,196	79,175

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.4%
AECOM†	1,991	$83,303
Jacobs Engineering Group, Inc.	1,632	151,401
KBR, Inc.	28,110	628,540
		863,244
Enterprise Software/Service — 0.3%
Ceridian HCM Holding, Inc.†	416	34,382
Guidewire Software, Inc.†	876	91,341
Manhattan Associates, Inc.†	89	8,499
Pegasystems, Inc.	52	6,294
SolarWinds Corp.†	606	12,326
SS&C Technologies Holdings, Inc.	2,316	140,164
Verint Systems, Inc.†	6,893	332,105
		625,111
Entertainment Software — 0.2%
Electronic Arts, Inc.†	3,266	425,919
Take-Two Interactive Software, Inc.†	110	18,174
Zynga, Inc., Class A†	2,046	18,660
		462,753
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,483	68,841
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	23,892	598,972
Credit Acceptance Corp.†	120	40,637
Santander Consumer USA Holdings, Inc.	967	17,590
		657,199
Finance-Consumer Loans — 0.3%
LendingTree, Inc.†	5	1,534
OneMain Holdings, Inc.	847	26,469
SLM Corp.	37,041	299,662
Synchrony Financial	7,597	198,813
		526,478
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	609	25,566
Discover Financial Services	11,787	681,053
Western Union Co.	4,306	92,277
		798,896
Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	514	33,646
Interactive Brokers Group, Inc., Class A	955	46,155
Jefferies Financial Group, Inc.	2,953	53,154
Lazard, Ltd., Class A	33,660	1,112,463
Tradeweb Markets, Inc.	164	9,512
Virtu Financial, Inc., Class A	88	2,025
		1,256,955
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,387	40,806
Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	3,507	$307,704
Nasdaq, Inc.	8,450	1,036,900
SEI Investments Co.	1,503	76,232
		1,420,836
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,051	22,576
MGIC Investment Corp.	4,399	38,975
		61,551
Food-Baking — 0.8%
Flowers Foods, Inc.	70,361	1,711,883
Food-Catering — 0.4%
Aramark	15,630	413,414
Compass Group PLC	20,976	314,874
		728,288
Food-Confectionery — 0.4%
Hershey Co.	438	62,783
J.M. Smucker Co.	5,743	663,431
Tootsie Roll Industries, Inc.	1,200	37,080
		763,294
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	8,510
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,637	177,813
Tyson Foods, Inc., Class A	3,747	222,871
		400,684
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	136	22,584
Campbell Soup Co.	5,398	261,101
Conagra Brands, Inc.	6,353	226,866
Hain Celestial Group, Inc.†	1,060	36,358
Ingredion, Inc.	5,831	441,290
Kellogg Co.	9,205	594,551
Kraft Heinz Co.	18,289	547,756
Lamb Weston Holdings, Inc.	1,466	97,152
McCormick & Co., Inc.	713	138,393
Post Holdings, Inc.†	830	71,380
TreeHouse Foods, Inc.†	732	29,668
		2,467,099
Food-Retail — 0.8%
Albertsons Cos., Inc., Class A†	32,883	455,429
Grocery Outlet Holding Corp.†	430	16,908
Kroger Co.	31,809	1,078,643
Sprouts Farmers Market, Inc.†	241	5,044
		1,556,024
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	17,743	1,103,969
US Foods Holding Corp.†	2,862	63,594
		1,167,563
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,638	412,140

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Funeral Services & Related Items — 0.0%
Service Corp. International	2,241	$94,525
Garden Products — 0.0%
Scotts Miracle-Gro Co.	33	5,046
Toro Co.	138	11,585
		16,631
Gas-Distribution — 0.7%
Atmos Energy Corp.	4,875	466,001
National Fuel Gas Co.	13,019	528,441
NiSource, Inc.	19,751	434,522
UGI Corp.	2,709	89,343
		1,518,307
Gold Mining — 1.5%
Barrick Gold Corp.	23,602	663,452
Cia de Minas Buenaventura SAA ADR	60,439	738,565
Endeavour Mining Corp.†	500	12,448
Franco-Nevada Corp.	9,167	1,280,991
Gold Fields, Ltd. ADR	24,875	305,714
Royal Gold, Inc.	243	29,201
		3,030,371
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	670	37,540
Stericycle, Inc.†	1,190	75,041
		112,581
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	84	9,534
Home Decoration Products — 0.2%
Newell Brands, Inc.	26,054	447,087
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,720	70,813
Tempur Sealy International, Inc.†	159	14,181
		84,994
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	453	38,940
Extended Stay America, Inc.	2,305	27,545
Hilton Worldwide Holdings, Inc.	3,558	303,569
Hyatt Hotels Corp., Class A	455	24,283
Wyndham Destinations, Inc.	1,094	33,651
Wyndham Hotels & Resorts, Inc.	7,635	385,567
		813,555
Human Resources — 0.1%
ManpowerGroup, Inc.	754	55,291
Robert Half International, Inc.	1,454	76,975
		132,266
Independent Power Producers — 0.1%
NRG Energy, Inc.	2,069	63,601
Vistra Corp.	6,356	119,874
		183,475
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	777	171,468
Security Description	Shares	Value (Note 2)
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	18	$17,384
Woodward, Inc.	725	58,116
		75,500
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	5,209	653,781
Waters Corp.†	738	144,412
		798,193
Insurance Brokers — 1.8%
Arthur J. Gallagher & Co.	10,191	1,075,966
Brown & Brown, Inc.	23,916	1,082,678
Marsh & McLennan Cos., Inc.	4,906	562,718
Willis Towers Watson PLC	4,982	1,040,341
		3,761,703
Insurance-Life/Health — 1.2%
American National Group, Inc.	96	6,483
Athene Holding, Ltd., Class A†	12,897	439,530
Brighthouse Financial, Inc.†	19,104	514,089
Equitable Holdings, Inc.	33,651	613,794
Globe Life, Inc.	1,367	109,223
GoHealth, Inc., Class A†	489	6,369
Lincoln National Corp.	2,198	68,863
Primerica, Inc.	194	21,949
Principal Financial Group, Inc.	3,539	142,516
Prudential Financial, Inc.	5,159	327,700
Unum Group	2,648	44,566
Voya Financial, Inc.	1,637	78,461
		2,373,543
Insurance-Multi-line — 2.0%
American Financial Group, Inc.	946	63,363
Cincinnati Financial Corp.	9,378	731,203
CNA Financial Corp.	22,407	671,986
Hartford Financial Services Group, Inc.	20,874	769,416
Kemper Corp.	8,573	572,933
Loews Corp.	35,678	1,239,810
		4,048,711
Insurance-Property/Casualty — 1.0%
Alleghany Corp.	164	85,354
Arch Capital Group, Ltd.†	5,124	149,877
Assurant, Inc.	6,113	741,568
Erie Indemnity Co., Class A	140	29,439
Fidelity National Financial, Inc.	3,581	112,121
First American Financial Corp.	1,413	71,936
Hanover Insurance Group, Inc.	3,903	363,682
Lemonade, Inc.†	165	8,204
Markel Corp.†	176	171,371
Mercury General Corp.	356	14,728
Old Republic International Corp.	3,687	54,346
White Mountains Insurance Group, Ltd.	39	30,381
WR Berkley Corp.	1,814	110,926
		1,943,933

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	984	$43,335
Everest Re Group, Ltd.	3,127	617,708
Reinsurance Group of America, Inc.	5,532	526,591
RenaissanceRe Holdings, Ltd.	436	74,007
		1,261,641
Internet Brokers — 0.4%
E*TRADE Financial Corp.	8,772	439,038
TD Ameritrade Holding Corp.	9,512	372,395
		811,433
Internet Content-Entertainment — 0.2%
Pinterest, Inc., Class A†	890	36,944
Twitter, Inc.†	10,026	446,157
		483,101
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	794	97,479
Internet Security — 0.0%
FireEye, Inc.†	2,236	27,603
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	9,057	816,317
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	602	41,165
Ameriprise Financial, Inc.	1,568	241,645
Eaton Vance Corp.	1,442	55,012
Franklin Resources, Inc.	3,529	71,815
Invesco, Ltd.	4,912	56,046
LPL Financial Holdings, Inc.	942	72,223
Raymond James Financial, Inc.	8,042	585,136
T. Rowe Price Group, Inc.	2,200	282,084
		1,405,126
Lasers-System/Components — 0.0%
Coherent, Inc.†	55	6,101
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	512	52,403
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,290	40,454
Lincoln Electric Holdings, Inc.	427	39,301
		79,755
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	882	64,827
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	445	25,058
Regal Beloit Corp.	5,284	496,009
		521,067
Machinery-Farming — 0.8%
AGCO Corp.	18,224	1,353,497
CNH Industrial NV†	38,724	300,947
		1,654,444
Machinery-General Industrial — 0.4%
Crane Co.	634	31,783
Gates Industrial Corp. PLC†	581	6,461
IDEX Corp.	981	178,944
Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Middleby Corp.†	718	$64,412
Nordson Corp.	137	26,279
Otis Worldwide Corp.	5,320	332,074
Westinghouse Air Brake Technologies Corp.	2,358	145,913
		785,866
Machinery-Pumps — 0.8%
Curtiss-Wright Corp.	541	50,454
Dover Corp.	1,873	202,921
Flowserve Corp.	1,695	46,256
Graco, Inc.	1,076	66,013
Ingersoll Rand, Inc.†	16,638	592,313
Xylem, Inc.	7,362	619,291
		1,577,248
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	884	6,047
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,789	21,902
Medical Information Systems — 0.2%
Change Healthcare, Inc.†	25,552	370,760
Oak Street Health, Inc.†	105	5,611
		376,371
Medical Instruments — 0.3%
Alcon, Inc.†	1,343	76,247
Bio-Techne Corp.	30	7,432
Boston Scientific Corp.†	10,726	409,840
Bruker Corp.	773	30,727
Integra LifeSciences Holdings Corp.†	930	43,915
		568,161
Medical Labs & Testing Services — 1.0%
Catalent, Inc.†	2,117	181,342
Charles River Laboratories International, Inc.†	73	16,531
IQVIA Holdings, Inc.†	1,539	242,592
Laboratory Corp. of America Holdings†	3,907	735,571
PPD, Inc.†	320	11,837
Quest Diagnostics, Inc.	6,464	740,063
Syneos Health, Inc.†	804	42,741
Teladoc Health, Inc.†	90	19,732
		1,990,409
Medical Products — 2.5%
Baxter International, Inc.	8,842	711,073
Cooper Cos., Inc.	558	188,113
Envista Holdings Corp.†	2,079	51,310
Globus Medical, Inc., Class A†	965	47,787
Haemonetics Corp.†	43	3,752
Henry Schein, Inc.†	1,857	109,154
Hill-Rom Holdings, Inc.	767	64,052
Hologic, Inc.†	19,074	1,267,849
STERIS PLC	1,037	182,709
Varian Medical Systems, Inc.†	1,033	177,676
Zimmer Biomet Holdings, Inc.	16,657	2,267,684
		5,071,159

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.8%
Acceleron Pharma, Inc.†	40	$4,501
Alexion Pharmaceuticals, Inc.†	2,346	268,453
Berkeley Lights, Inc.†	55	4,200
Bio-Rad Laboratories, Inc., Class A†	275	141,751
BioMarin Pharmaceutical, Inc.†	3,919	298,158
Bluebird Bio, Inc.†	475	25,626
Exact Sciences Corp.†	254	25,895
Exelixis, Inc.†	2,521	61,638
Incyte Corp.†	3,939	353,486
Ionis Pharmaceuticals, Inc.†	2,665	126,454
Nektar Therapeutics†	2,257	37,444
Royalty Pharma PLC, Class A	4,827	203,072
Sage Therapeutics, Inc.†	617	37,711
United Therapeutics Corp.†	565	57,065
		1,645,454
Medical-Drugs — 0.7%
Alkermes PLC†	29,944	496,172
Horizon Therapeutics PLC†	188	14,604
Jazz Pharmaceuticals PLC†	2,507	357,473
PRA Health Sciences, Inc.†	5,380	545,747
Reata Pharmaceuticals, Inc., Class A†	33	3,215
		1,417,211
Medical-Generic Drugs — 0.6%
Mylan NV†	21,543	319,483
Perrigo Co. PLC	20,511	941,660
		1,261,143
Medical-HMO — 0.0%
Molina Healthcare, Inc.†	251	45,943
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,145	33,755
Select Medical Holdings Corp.†	70,938	1,476,929
Universal Health Services, Inc., Class B	5,767	617,184
		2,127,868
Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	5,160	500,107
Cardinal Health, Inc.	32,919	1,545,547
Covetrus, Inc.†	27,964	682,322
McKesson Corp.	537	79,975
Premier, Inc., Class A	13,358	438,543
		3,246,494
Metal Processors & Fabrication — 0.0%
Timken Co.	825	44,732
Metal-Copper — 0.7%
Freeport-McMoRan, Inc.	86,387	1,351,093
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	837	94,748
Security Description	Shares	Value (Note 2)
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	773	$7,328
Lions Gate Entertainment Corp., Class B†	1,491	13,002
		20,330
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,992	48,884
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	668	33,460
Networking Products — 0.0%
Arista Networks, Inc.†	136	28,142
Non-Ferrous Metals — 0.6%
Cameco Corp.	81,279	820,918
NAC Kazatomprom JSC GDR	19,387	283,045
NAC Kazatomprom JSC GDR	1,161	16,953
		1,120,916
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	7,663	715,341
Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	2,356	44,222
Zebra Technologies Corp., Class A†	2,530	638,724
		682,946
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	638	81,562
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	1,361	19,939
Patterson-UTI Energy, Inc.	24,487	69,788
		89,727
Oil Companies-Exploration & Production — 2.8%
Apache Corp.	16,419	155,488
Cabot Oil & Gas Corp.	25,135	436,344
Canadian Natural Resources, Ltd.	45,819	733,562
Cimarex Energy Co.	1,308	31,824
Concho Resources, Inc.	2,543	112,197
Continental Resources, Inc.	974	11,961
Devon Energy Corp.	4,974	47,054
Diamondback Energy, Inc.	4,384	132,046
EQT Corp.	122,214	1,580,227
Hess Corp.	25,608	1,048,135
Marathon Oil Corp.	10,265	41,984
Noble Energy, Inc.	6,203	53,036
Occidental Petroleum Corp.	10,940	109,509
Ovintiv, Inc.	38,741	316,126
Parsley Energy, Inc., Class A	3,921	36,701
Pioneer Natural Resources Co.	6,807	585,334
WPX Energy, Inc.†	42,500	208,250
		5,639,778
Oil Companies-Integrated — 0.7%
Equinor ASA	21,540	303,986
Imperial Oil, Ltd.	89,398	1,069,200
Murphy Oil Corp.	1,894	16,894
		1,390,080

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	30,954	$280,443
Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	1,945	38,336
Marathon Petroleum Corp.	8,436	247,512
Valero Energy Corp.	6,034	261,393
		547,241
Oil-Field Services — 0.5%
Baker Hughes Co.	8,553	113,669
Frank's International NV†	106,196	163,542
Halliburton Co.	26,590	320,410
NOW, Inc.†	16,932	76,871
Schlumberger, Ltd.	21,800	339,208
		1,013,700
Paper & Related Products — 0.1%
International Paper Co.	5,124	207,727
Pastoral & Agricultural — 0.1%
Sanderson Farms, Inc.	2,494	294,217
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	703	45,681
Pipelines — 0.8%
Antero Midstream Corp.	3,736	20,062
Equitrans Midstream Corp.	73,550	622,233
ONEOK, Inc.	5,716	148,502
Plains GP Holdings LP, Class A	42,291	257,552
Targa Resources Corp.	12,615	176,988
Williams Cos., Inc.	15,850	311,453
		1,536,790
Poultry — 0.0%
Pilgrim's Pride Corp.†	467	6,989
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	70	13,555
Private Equity — 0.5%
Apollo Global Management, Inc.	14,926	667,938
Carlyle Group, Inc.	1,374	33,897
KKR & Co., Inc., Class A	6,944	238,457
		940,292
Professional Sports — 0.1%
Madison Square Garden Sports Corp.	1,004	151,082
Protection/Safety — 0.0%
ADT, Inc.	2,009	16,414
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	562	17,821
Scholastic Corp.	13,051	273,941
		291,762
Publishing-Newspapers — 0.9%
New York Times Co., Class A	2,121	90,758
News Corp., Class A	121,433	1,702,491
News Corp., Class B	1,580	22,088
		1,815,337
Security Description	Shares	Value (Note 2)
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	956	$31,710
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,998	66,094
		97,804
Real Estate Investment Trusts — 7.9%
AGNC Investment Corp.	7,239	100,694
Alexandria Real Estate Equities, Inc.	1,632	261,120
American Campus Communities, Inc.	1,783	62,262
American Homes 4 Rent, Class A	3,382	96,319
Americold Realty Trust	2,390	85,443
Annaly Capital Management, Inc.	42,201	300,471
Apartment Investment & Management Co., Class A	1,929	65,046
Apple Hospitality REIT, Inc.	2,730	26,235
AvalonBay Communities, Inc.	1,834	273,890
Boston Properties, Inc.	2,027	162,768
Brandywine Realty Trust	2,195	22,696
Brixmor Property Group, Inc.	30,371	355,037
Brookfield Property REIT, Inc., Class A	58	710
Camden Property Trust	1,229	109,356
CoreSite Realty Corp.	171	20,328
Corporate Office Properties Trust	1,462	34,679
Cousins Properties, Inc.†	1,928	55,122
CubeSmart	2,516	81,292
CyrusOne, Inc.	1,520	106,446
Douglas Emmett, Inc.	2,167	54,392
Duke Realty Corp.	4,800	177,120
Empire State Realty Trust, Inc., Class A	1,876	11,481
EPR Properties	6,925	190,438
Equity Commonwealth	17,877	476,065
Equity LifeStyle Properties, Inc.	1,337	81,958
Equity Residential	13,471	691,466
Essex Property Trust, Inc.	850	170,672
Extra Space Storage, Inc.	486	51,997
Federal Realty Investment Trust	2,618	192,266
First Industrial Realty Trust, Inc.	1,644	65,431
Gaming and Leisure Properties, Inc.	2,716	100,302
Healthcare Trust of America, Inc., Class A	2,831	73,606
Healthpeak Properties, Inc.†	7,027	190,783
Highwoods Properties, Inc.	1,340	44,984
Host Hotels & Resorts, Inc.	29,411	317,345
Hudson Pacific Properties, Inc.	1,956	42,895
Invitation Homes, Inc.	7,311	204,635
Iron Mountain, Inc.	1,543	41,337
JBG SMITH Properties	1,587	42,436
Kilroy Realty Corp.	1,497	77,784
Kimco Realty Corp.	5,381	60,590
Lamar Advertising Co., Class A	1,120	74,110
Life Storage, Inc.	7,725	813,211
Medical Properties Trust, Inc.	33,915	597,921

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartment Communities, Inc.	6,865	$795,997
National Retail Properties, Inc.	2,231	76,992
New Residential Investment Corp.	5,397	42,906
Omega Healthcare Investors, Inc.	2,931	87,754
Outfront Media, Inc.	1,872	27,238
Paramount Group, Inc.	2,465	17,452
Park Hotels & Resorts, Inc.	3,062	30,589
Rayonier, Inc.	45,595	1,205,532
Realty Income Corp.	4,483	272,342
Regency Centers Corp.	15,046	572,049
Rexford Industrial Realty, Inc.	1,609	73,628
Simon Property Group, Inc.	845	54,655
SL Green Realty Corp.	951	44,098
Spirit Realty Capital, Inc.	9,402	317,317
Starwood Property Trust, Inc.	3,560	53,720
STORE Capital Corp.	3,035	83,250
Sun Communities, Inc.	6,082	855,190
Taubman Centers, Inc.	782	26,033
UDR, Inc.	3,816	124,440
Ventas, Inc.	4,864	204,093
VEREIT, Inc.	14,067	91,436
VICI Properties, Inc.	33,609	785,442
Vornado Realty Trust	2,286	77,061
Weingarten Realty Investors	1,580	26,797
Welltower, Inc.	5,450	300,240
Weyerhaeuser Co.	74,751	2,131,899
WP Carey, Inc.	10,435	679,945
		16,123,234
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	4,348	204,225
Jones Lang LaSalle, Inc.	671	64,188
		268,413
Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	508	29,261
St. Joe Co.†	13,921	287,190
		316,451
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	451	27,791
Recreational Vehicles — 0.3%
Brunswick Corp.	9,292	547,392
Polaris, Inc.	679	64,057
		611,449
Rental Auto/Equipment — 0.3%
AMERCO	116	41,294
Element Fleet Management Corp.	39,716	330,482
United Rentals, Inc.†	938	163,681
		535,457
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	5,982	121,434
Vail Resorts, Inc.	479	102,492
		223,926
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	90	$18,548
Foot Locker, Inc.	1,348	44,525
Gap, Inc.	2,378	40,497
L Brands, Inc.	2,988	95,048
		198,618
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	868	133,238
AutoZone, Inc.†	124	146,028
Genuine Parts Co.	1,831	174,256
		453,522
Retail-Automobile — 0.1%
AutoNation, Inc.†	747	39,539
CarMax, Inc.†	1,961	180,236
Penske Automotive Group, Inc.	415	19,779
Vroom, Inc.†	66	3,417
		242,971
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	582	36,829
Qurate Retail, Inc.	4,960	35,613
		72,442
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,436	271,102
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	480	85,272
Retail-Discount — 0.4%
BJ's Wholesale Club Holdings, Inc.†	5,810	241,405
Dollar Tree, Inc.†	5,093	465,195
Ollie's Bargain Outlet Holdings, Inc.†	82	7,163
		713,763
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,805	258,729
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	838	75,789
Retail-Jewelry — 0.2%
Tiffany & Co.	2,717	314,764
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	15,995	190,660
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	49	10,975
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	2,050	37,987
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,695	170,754
Dunkin' Brands Group, Inc.	158	12,942
Wendy's Co.	16,077	358,437
Yum China Holdings, Inc.	4,860	257,337
		799,470
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	803	46,478
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	626	15,581

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	47,716	$442,089
New York Community Bancorp, Inc.	5,859	48,454
People's United Financial, Inc.	5,509	56,798
Sterling Bancorp	2,518	26,489
TFS Financial Corp.	636	9,343
		583,173
Schools — 0.5%
2U, Inc.†	595	20,147
Bright Horizons Family Solutions, Inc.†	239	36,337
Graham Holdings Co., Class B	52	21,014
Grand Canyon Education, Inc.†	4,213	336,787
Strategic Education, Inc.	5,913	540,862
		955,147
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,367	509,804
Cirrus Logic, Inc.†	761	51,329
Maxim Integrated Products, Inc.	2,312	156,314
NXP Semiconductors NV	4,417	551,286
		1,268,733
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	12,768	759,058
Entegris, Inc.	112	8,326
MKS Instruments, Inc.	176	19,224
		786,608
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,040	146,380
Silver Mining — 0.6%
Fresnillo PLC	83,954	1,294,688
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	273	33,901
Steel-Producers — 0.2%
Nucor Corp.	3,927	176,165
Reliance Steel & Aluminum Co.	826	84,285
Steel Dynamics, Inc.	2,611	74,753
		335,203
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,991	79,023
Corning, Inc.	22,620	733,114
		812,137
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,361	21,249
Juniper Networks, Inc.	4,283	92,084
		113,333
Telephone-Integrated — 0.2%
CenturyLink, Inc.	14,256	143,843
GCI Liberty, Inc., Class A†	1,285	105,319
Telephone & Data Systems, Inc.	13,101	241,582
		490,744
Security Description	Shares	Value (Note 2)
Television — 0.7%
AMC Networks, Inc., Class A†	6,484	$160,220
Nexstar Media Group, Inc., Class A	189	16,997
ViacomCBS, Inc., Class A	140	4,240
ViacomCBS, Inc., Class B	42,505	1,190,565
		1,372,022
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,057	200,743
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	723	25,305
Tools-Hand Held — 0.7%
MSA Safety, Inc.	369	49,509
Snap-on, Inc.	701	103,138
Stanley Black & Decker, Inc.	7,619	1,235,802
		1,388,449
Toys — 0.2%
Hasbro, Inc.	1,657	137,067
Mattel, Inc.†	18,554	217,082
		354,149
Transport-Marine — 0.2%
Kirby Corp.†	776	28,068
SEACOR Holdings, Inc.†	6,247	181,663
Tidewater, Inc.†	26,570	178,284
		388,015
Transport-Rail — 0.4%
Kansas City Southern	4,310	779,377
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	12,632	1,290,864
Expeditors International of Washington, Inc.	1,740	157,505
Ryder System, Inc.	5,708	241,106
		1,689,475
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	5,497	694,711
Knight-Swift Transportation Holdings, Inc.	9,785	398,249
Landstar System, Inc.	93	11,670
Old Dominion Freight Line, Inc.	175	31,661
Schneider National, Inc., Class B	768	18,993
XPO Logistics, Inc.†	1,124	95,158
		1,250,442
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	122	2,346
Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†	19,714	550,612
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,014	47,303

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Water — 0.2%
American Water Works Co., Inc.	2,362	$342,207
Essential Utilities, Inc.	2,914	117,288
		459,495
Water Treatment Systems — 0.1%
Pentair PLC	2,150	98,406
Web Hosting/Design — 0.1%
VeriSign, Inc.†	542	111,029
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	5,848	917,025
Ubiquiti, Inc.	21	3,500
ViaSat, Inc.†	760	26,136
		946,661
Total Common Stocks (cost $195,785,044)		200,560,473
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. 4.88% (cost $220,716)	1,948	191,391
PREFERRED SECURITIES — 0.0%
Retail-Catalog Shopping — 0.0%
Qurate Retail, Inc. 8.00% (cost $31,721)	149	14,676
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Mid-Cap Value ETF (cost $1,263,545)	17,390	1,405,808
FOREIGN CORPORATE BONDS & NOTES — 0.1%
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $166,110)	$232,000	139,200
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027 (cost $6,570)	1,327	3,981
Total Long-Term Investment Securities (cost $197,473,706)		202,315,529
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	585,490	585,490
T. Rowe Price Government Reserve Fund 0.09%(2)	612	612
		586,102
Security Description	Principal Amount	Value (Note 2)
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.01% due 10/01/2020	$811,000	$811,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 08/12/2021(1)	50,000	49,953
Total Short-Term Investment Securities (cost $1,447,042)		1,447,055
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $124,000 and collateralized by $106,300 of United States Treasury Notes, bearing interest at 2.88%, due 05/15/2028 and having an approximate value of $126,493 (cost $124,000)	124,000	124,000
TOTAL INVESTMENTS (cost $199,044,748)(3)	100.0%	203,886,584
Liabilities in excess of other assets	(0.0)	(19,988)
NET ASSETS	100.0%	$203,866,596

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $139,200 representing 0.1% of net assets.

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  The rate shown is the 7-day yield as of September 30, 2020.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	December 2020	$188,607	$185,590	$(3,017)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$196,977,034	$3,583,439	**	$—	$200,560,473
Convertible Preferred Securities	191,391	—		—	191,391
Preferred Securities	14,676	—		—	14,676
Exchange-Traded Funds	1,405,808	—		—	1,405,808
Foreign Corporate Bonds & Notes	—	139,200		—	139,200
Warrants	3,981	—		—	3,981
Short-Term Investment Securities:
Registered Investment Companies	586,102	—		—	586,102
U.S. Government Agencies	—	811,000		—	811,000
U.S. Government Treasuries	—	49,953		—	49,953
Repurchase Agreements	—	124,000		—	124,000
Total Investments at Value	$199,178,992	$4,707,592		$—	$203,886,584
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,017	$—		$—	$3,017

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Banks-Commercial	6.2%
Real Estate Investment Trusts	6.2
Medical-Drugs	2.8
Medical-Biomedical/Gene	2.5
Electronic Components-Semiconductors	2.3
Chemicals-Specialty	2.1
Computer Services	1.8
Insurance-Property/Casualty	1.8
Medical Products	1.8
Human Resources	1.7
Registered Investment Companies	1.7
Distribution/Wholesale	1.6
Building-Residential/Commercial	1.5
Building & Construction Products-Misc.	1.3
Enterprise Software/Service	1.3
Building-Mobile Home/Manufactured Housing	1.1
Semiconductor Equipment	1.1
Savings & Loans/Thrifts	1.1
Machinery-General Industrial	1.1
Insurance Brokers	1.1
Medical Labs & Testing Services	1.0
Electronic Components-Misc.	1.0
Retail-Restaurants	1.0
Insurance-Reinsurance	0.9
Building-Heavy Construction	0.9
Building & Construction-Misc.	0.9
Auto/Truck Parts & Equipment-Original	0.9
Pastoral & Agricultural	0.9
Building-Maintenance & Services	0.8
Finance-Investment Banker/Broker	0.8
Medical Information Systems	0.8
E-Services/Consulting	0.8
Electric-Integrated	0.8
Retail-Automobile	0.8
Telecommunication Equipment	0.8
Apparel Manufacturers	0.8
Diversified Manufacturing Operations	0.8
Medical-Wholesale Drug Distribution	0.8
Exchange-Traded Funds	0.7
Aerospace/Defense-Equipment	0.7
Commercial Services	0.7
Power Converter/Supply Equipment	0.7
Food-Wholesale/Distribution	0.7
Electronic Measurement Instruments	0.7
Applications Software	0.7
Medical Instruments	0.7
Gas-Distribution	0.7
Food-Misc./Diversified	0.6
Oil Companies-Exploration & Production	0.6
Water	0.6
Energy-Alternate Sources	0.6
Oil-Field Services	0.6
Data Processing/Management	0.6
Footwear & Related Apparel	0.6
Diagnostic Equipment	0.5
Transport-Truck	0.5
Disposable Medical Products	0.5
Investment Management/Advisor Services	0.5
E-Commerce/Services	0.5
Steel Pipe & Tube	0.5
Containers-Paper/Plastic	0.5%
Communications Software	0.5
Commercial Services-Finance	0.5
Insurance-Life/Health	0.5
Transport-Services	0.5
Medical-Generic Drugs	0.5
Medical-HMO	0.5
Building Products-Wood	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Wireless Equipment	0.4
Diagnostic Kits	0.4
Retail-Sporting Goods	0.4
Beverages-Non-alcoholic	0.4
Filtration/Separation Products	0.4
Medical-Hospitals	0.4
Consulting Services	0.4
Investment Companies	0.4
Chemicals-Diversified	0.4
Publishing-Books	0.4
Computers-Other	0.4
Auto-Truck Trailers	0.4
Rubber/Plastic Products	0.4
Finance-Consumer Loans	0.4
Quarrying	0.3
Consumer Products-Misc.	0.3
Machinery-Electrical	0.3
Satellite Telecom	0.3
Telecom Services	0.3
Retail-Apparel/Shoe	0.3
Building Products-Doors & Windows	0.3
Gold Mining	0.3
Therapeutics	0.3
Home Furnishings	0.3
Semiconductor Components-Integrated Circuits	0.3
Paper & Related Products	0.3
Broadcast Services/Program	0.3
Computer Software	0.3
Financial Guarantee Insurance	0.3
Television	0.3
Insurance-Multi-line	0.3
Computer Data Security	0.3
Printing-Commercial	0.3
Schools	0.3
Private Equity	0.3
Machinery-Construction & Mining	0.2
Oil Refining & Marketing	0.2
Miscellaneous Manufacturing	0.2
Veterinary Diagnostics	0.2
Telecom Equipment-Fiber Optics	0.2
Containers-Metal/Glass	0.2
Engineering/R&D Services	0.2
Metal Products-Distribution	0.2
Athletic Equipment	0.2
Retail-Building Products	0.2
Electric Products-Misc.	0.2
Building Products-Air & Heating	0.2
Machinery-Pumps	0.2
Office Furnishings-Original	0.2
Internet Content-Information/News	0.2
Hotels/Motels	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Discount	0.2%
Coal	0.2
Gambling (Non-Hotel)	0.2
Metal-Aluminum	0.2
Retail-Office Supplies	0.2
Retail-Regional Department Stores	0.2
Medical-Outpatient/Home Medical	0.2
Metal Processors & Fabrication	0.2
Airlines	0.2
Networking Products	0.2
Theaters	0.2
Vitamins & Nutrition Products	0.2
Dental Supplies & Equipment	0.2
Retail-Bedding	0.2
Electric-Generation	0.2
Real Estate Management/Services	0.1
Medical Laser Systems	0.1
Telephone-Integrated	0.1
Linen Supply & Related Items	0.1
Circuit Boards	0.1
Medical-Nursing Homes	0.1
Steel-Producers	0.1
Computers-Integrated Systems	0.1
Instruments-Controls	0.1
Transactional Software	0.1
Banks-Super Regional	0.1
Retail-Home Furnishings	0.1
X-Ray Equipment	0.1
Office Supplies & Forms	0.1
Oil & Gas Drilling	0.1
Metal-Iron	0.1
Internet Connectivity Services	0.1
Appliances	0.1
Electronic Security Devices	0.1
Rental Auto/Equipment	0.1
Rubber-Tires	0.1
Agricultural Operations	0.1
Tobacco	0.1
Repurchase Agreements	0.1
Machinery-Farming	0.1
Retail-Misc./Diversified	0.1
Web Hosting/Design	0.1
Casino Hotels	0.1
Advertising Agencies	0.1
Aerospace/Defense	0.1
Identification Systems	0.1
Food-Canned	0.1
Golf	0.1
Finance-Auto Loans	0.1
Finance-Mortgage Loan/Banker	0.1
Transport-Air Freight	0.1
Advanced Materials	0.1
Banks-Mortgage	0.1
Racetracks	0.1
Retail-Pawn Shops	0.1
Resorts/Theme Parks	0.1
Independent Power Producers	0.1
Auto Repair Centers	0.1
Wire & Cable Products	0.1
E-Marketing/Info	0.1
Diversified Minerals	0.1%
Cosmetics & Toiletries	0.1
Oil Field Machinery & Equipment	0.1
Advertising Services	0.1
Retail-Leisure Products	0.1
Transport-Marine	0.1
Retail-Jewelry	0.1
Entertainment Software	0.1
Physical Therapy/Rehabilitation Centers	0.1
Internet Security	0.1
Steel-Specialty	0.1
Cable/Satellite TV	0.1
Recycling	0.1
U.S. Government Treasuries	0.1
Firearms & Ammunition	0.1
Electric-Distribution	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Advanced Materials — 0.1%
Haynes International, Inc.	1,159	$19,807
Lydall, Inc.†	1,558	25,770
Materion Corp.	1,876	97,608
		143,185
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	114,143	183,770
Advertising Services — 0.1%
National CineMedia, Inc.	39,900	108,329
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,025	121,520
National Presto Industries, Inc.	480	39,293
Park Aerospace Corp.	1,731	18,903
		179,716
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	11,764	221,163
Aerojet Rocketdyne Holdings, Inc.†	6,751	269,298
Barnes Group, Inc.	4,292	153,396
Hexcel Corp.	10,599	355,597
Kaman Corp.	2,554	99,529
Moog, Inc., Class A	4,170	264,920
Triumph Group, Inc.	4,808	31,300
		1,395,203
Agricultural Operations — 0.1%
Andersons, Inc.	2,833	54,309
Fresh Del Monte Produce, Inc.	6,797	155,787
		210,096
Airlines — 0.2%
Allegiant Travel Co.	1,200	143,760
Hawaiian Holdings, Inc.	4,247	54,744
SkyWest, Inc.	4,633	138,341
		336,845
Apparel Manufacturers — 0.8%
Capri Holdings, Ltd.†	13,881	249,858
Deckers Outdoor Corp.†	1,550	341,015
Kontoor Brands, Inc.	4,323	104,617
Lakeland Industries, Inc.†	14,900	295,020
Oxford Industries, Inc.	12,807	516,891
		1,507,401
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	1,800	35,010
iRobot Corp.†	2,574	195,367
		230,377
Applications Software — 0.7%
Agilysys, Inc. †	1,873	45,252
Asana, Inc., Class A†	4,800	135,966
Digi International, Inc.†	2,681	41,904
Ebix, Inc.	2,169	44,681
JFrog, Ltd.†	1,500	126,975
Outset Medica, Inc.	1,400	70,000
PDF Solutions, Inc.†	2,697	50,461
PTC, Inc.†	9,332	771,943
		1,287,182
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.2%
Vista Outdoor, Inc.†	5,361	$108,185
YETI Holdings, Inc.†	6,909	313,116
		421,301
Audio/Video Products — 0.0%
Daktronics, Inc.	3,378	13,377
Sonos, Inc.†	2,200	33,396
Universal Electronics, Inc.†	1,286	48,534
		95,307
Auto Repair Centers — 0.1%
Monro, Inc.	3,073	124,672
Auto-Truck Trailers — 0.4%
Wabash National Corp.	59,585	712,637
Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC†	2,700	46,791
American Axle & Manufacturing Holdings, Inc.†	10,458	60,343
Cooper-Standard Holdings, Inc.†	1,560	20,608
Dorman Products, Inc.†	2,666	240,953
Gentherm, Inc.†	24,002	981,682
Meritor, Inc.†	14,375	301,012
Methode Electronics, Inc.	3,465	98,752
Telenav, Inc.†	7,200	25,920
Titan International, Inc.	4,612	13,329
		1,789,390
Auto/Truck Parts & Equipment-Replacement — 0.5%
Douglas Dynamics, Inc.	6,000	205,200
Motorcar Parts of America, Inc.†	1,756	27,323
Standard Motor Products, Inc.	14,573	650,685
		883,208
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,251	91,573
Banks-Commercial — 6.2%
1st Source Corp.	2,340	72,166
Allegiance Bancshares, Inc.	1,735	40,547
Ameris Bancorp	6,416	146,157
Atlantic Union Bankshares Corp.	1,863	39,812
BancFirst Corp.	8,819	360,168
BancorpSouth Bank	9,500	184,110
BankUnited, Inc.	8,531	186,914
Banner Corp.	10,646	343,440
Cadence BanCorp	24,730	212,431
Cambridge Bancorp	4,357	231,618
Cathay General Bancorp	3,700	80,216
Central Pacific Financial Corp.	14,199	192,680
Central Valley Community Bancorp	900	11,115
CIT Group, Inc.	6,900	122,199
City Holding Co.	1,480	85,263
Columbia Banking System, Inc.	15,912	379,501
Community Bank System, Inc.	4,942	269,141
Customers Bancorp, Inc.†	2,677	29,982
CVB Financial Corp.	27,161	451,687
Eagle Bancorp, Inc.	2,976	79,727
Enterprise Financial Services Corp.	2,200	59,994
Equity Bancshares, Inc., Class A†	4,400	68,200

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
FB Financial Corp.	2,837	$71,265
First BanCorp	20,142	105,141
First Citizens BancShares, Inc., Class A	1,645	524,393
First Commonwealth Financial Corp.	24,660	190,868
First Community Bankshares, Inc.	1,000	18,050
First Financial Bancorp	9,048	108,621
First Hawaiian, Inc.	15,292	221,275
First Horizon National Corp.	6,376	60,126
First Interstate BancSystem, Inc., Class A	22,813	726,594
First Merchants Corp.	15,025	347,979
First Midwest Bancorp, Inc.	10,553	113,761
Flagstar Bancorp, Inc.	3,890	115,261
Great Western Bancorp, Inc.	12,079	150,384
Hanmi Financial Corp.	2,830	23,234
Heritage Financial Corp.	22,867	420,524
HomeStreet, Inc.	2,096	53,993
Hope Bancorp, Inc.	27,638	209,634
Independent Bank Corp.	3,042	159,340
Independent Bank Corp.	4,400	55,308
Lakeland Financial Corp.	9,777	402,812
Meta Financial Group, Inc.	3,197	61,446
NBT Bancorp, Inc.	4,026	107,977
OFG Bancorp	4,740	59,060
Old National Bancorp	33,142	416,264
PacWest Bancorp	2,500	42,700
Park National Corp.	1,309	107,286
Preferred Bank	1,252	40,214
Premier Financial Corp.	1,700	26,478
S&T Bancorp, Inc.	3,624	64,109
Seacoast Banking Corp. of Florida†	24,168	435,749
ServisFirst Bancshares, Inc.	4,328	147,282
Simmons First National Corp., Class A	10,065	159,581
South State Corp.	8,639	415,968
Southside Bancshares, Inc.	2,897	70,774
Tompkins Financial Corp.	1,116	63,400
Triumph Bancorp, Inc.†	2,088	65,020
TrustCo Bank Corp.	8,903	46,474
Trustmark Corp.	23,400	500,994
UMB Financial Corp.	2,300	112,723
United Bankshares, Inc.	6,800	145,996
United Community Banks, Inc.	36,162	612,223
Veritex Holdings, Inc.	4,584	78,066
Webster Financial Corp.	2,200	58,102
West BanCorp, Inc.	1,550	24,552
Westamerica BanCorp	10,562	574,045
		12,162,114
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,671	141,563
Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,378	149,240
National Bank Holdings Corp., Class A	3,722	97,703
		246,943
Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.4%
Coca-Cola Consolidated, Inc.	429	$103,251
National Beverage Corp.†	1,076	73,179
Primo Water Corp.	43,289	614,704
		791,134
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,218	48,403
Broadcast Services/Program — 0.3%
Hemisphere Media Group, Inc.†	17,100	148,599
Madison Square Garden Sports Corp.†	6,413	439,226
		587,825
Building & Construction Products-Misc. — 1.3%
American Woodmark Corp.†	1,569	123,229
Builders FirstSource, Inc.†	17,200	561,064
Gibraltar Industries, Inc.†	2,993	194,964
Louisiana-Pacific Corp.	10,600	312,806
Patrick Industries, Inc.	8,548	491,681
Simpson Manufacturing Co., Inc.	8,862	861,032
		2,544,776
Building & Construction-Misc. — 0.9%
Comfort Systems USA, Inc.	17,172	884,529
EMCOR Group, Inc.	10,325	699,106
MYR Group, Inc.†	6,143	228,397
		1,812,032
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,764	226,781
SPX Corp.†	4,126	191,364
		418,145
Building Products-Cement — 0.0%
US Concrete, Inc.†	2,662	77,304
Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,433	51,993
Cornerstone Building Brands, Inc.†	1,800	14,364
Griffon Corp.	4,146	81,013
Masonite International Corp.†	3,950	388,680
PGT Innovations, Inc.†	5,444	95,379
		631,429
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	3,600	24,300
Building Products-Wood — 0.5%
Boise Cascade Co.	12,219	487,783
UFP Industries, Inc.	7,197	406,702
		894,485
Building-Heavy Construction — 0.9%
Aegion Corp.†	2,841	40,143
Arcosa, Inc.	9,863	434,860
Dycom Industries, Inc.†	11,449	604,736
Granite Construction, Inc.	4,315	75,987
MasTec, Inc.†	8,900	375,580
Tutor Perini Corp.†	28,500	317,205
		1,848,511

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	14,155	$518,923
Terminix Global Holding, Inc.†	28,731	1,145,792
		1,664,715
Building-Mobile Home/Manufactured Housing — 1.1%
Cavco Industries, Inc.†	4,501	811,575
LCI Industries	5,863	623,178
Skyline Champion Corp.†	24,427	653,911
Winnebago Industries, Inc.	3,111	160,746
		2,249,410
Building-Residential/Commercial — 1.5%
Century Communities, Inc.†	2,679	113,402
Installed Building Products, Inc.†	2,091	212,759
KB Home	15,600	598,884
LGI Homes, Inc.†	2,038	236,755
M/I Homes, Inc.†	2,635	121,342
MDC Holdings, Inc.	4,624	217,790
Meritage Homes Corp.†	4,672	515,742
TRI Pointe Group, Inc.†	52,400	950,536
		2,967,210
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	19,600	101,724
Casino Hotels — 0.1%
Boyd Gaming Corp.	6,200	190,278
Casino Services — 0.0%
Caesars Entertainment, Inc.†	700	39,242
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,588	33,334
Innospec, Inc.	2,268	143,610
Koppers Holdings, Inc.†	6,031	126,108
Quaker Chemical Corp.	1,216	218,527
Stepan Co.	2,166	236,094
		757,673
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	5,849	18,717
Chemicals-Other — 0.0%
American Vanguard Corp.	2,452	32,219
Chemicals-Specialty — 2.1%
Ashland Global Holdings, Inc.	10,014	710,193
Balchem Corp.	10,007	976,983
Ferro Corp.†	7,594	94,166
GCP Applied Technologies, Inc.†	4,447	93,165
H.B. Fuller Co.	4,761	217,958
Hawkins, Inc.	876	40,384
Ingevity Corp.†	900	44,496
Kraton Corp.†	2,942	52,426
Minerals Technologies, Inc.	4,200	214,620
PQ Group Holdings, Inc.†	1,200	12,312
Rogers Corp.†	1,724	169,055
Sensient Technologies Corp.	11,646	672,440
Tronox Holdings PLC, Class A	6,100	48,007
Valvoline, Inc.	36,046	686,316
		4,032,521
Security Description	Shares	Value (Note 2)
Circuit Boards — 0.1%
TTM Technologies, Inc.†	23,364	$266,583
Coal — 0.2%
CONSOL Energy, Inc.†	2,404	10,650
Peabody Energy Corp.	2,800	6,440
SunCoke Energy, Inc.	19,942	68,201
Warrior Met Coal, Inc.	16,726	285,680
		370,971
Coffee — 0.0%
Farmer Brothers Co.†	7,000	30,940
Commercial Services — 0.7%
HMS Holdings Corp.†	8,172	195,719
LiveRamp Holdings, Inc.†	17,427	902,196
Medifast, Inc.	1,686	277,263
Team, Inc.†	2,828	15,554
		1,390,732
Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	3,285	65,043
Euronet Worldwide, Inc.†	450	40,995
EVERTEC, Inc.	5,507	191,148
Evo Payments, Inc., Class A†	11,800	293,230
Green Dot Corp., Class A†	6,928	350,626
		941,042
Communications Software — 0.5%
8x8, Inc.†	9,623	149,638
Avaya Holdings Corp.†	53,600	814,720
		964,358
Computer Data Security — 0.3%
OneSpan, Inc.†	3,129	65,584
Qualys, Inc.†	3,250	318,532
SecureWorks Corp., Class A†	11,000	125,290
		509,406
Computer Services — 1.8%
CACI International, Inc., Class A†	1,250	266,450
ExlService Holdings, Inc.†	3,155	208,135
Insight Enterprises, Inc.†	5,438	307,682
Perspecta, Inc.	25,400	494,030
Science Applications International Corp.	10,270	805,373
Sykes Enterprises, Inc.†	8,248	282,164
TTEC Holdings, Inc.	1,683	91,808
Unisys Corp.†	5,818	62,078
Virtusa Corp.†	2,625	129,045
WNS Holdings, Ltd. ADR†	13,915	890,004
		3,536,769
Computer Software — 0.3%
Avid Technology, Inc.†	12,600	107,856
Cornerstone OnDemand, Inc.†	5,800	210,888
Simulations Plus, Inc.	1,397	105,278
Xperi Holding Corp.	13,492	155,023
		579,045

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.1%
Cubic Corp.	2,892	$168,228
Diebold Nixdorf, Inc.†	7,171	54,786
MTS Systems Corp.	1,780	34,016
		257,030
Computers-Other — 0.4%
3D Systems Corp.†	11,184	54,914
Lumentum Holdings, Inc.†	8,833	663,623
		718,537
Consulting Services — 0.4%
Forrester Research, Inc.†	1,012	33,183
GP Strategies Corp.†	9,100	87,724
Huron Consulting Group, Inc.†	8,200	322,506
Kelly Services, Inc., Class A	8,301	141,449
R1 RCM, Inc.†	10,671	183,008
		767,870
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	897	35,817
Central Garden & Pet Co., Class A†	6,485	234,368
Quanex Building Products Corp.	9,129	168,339
WD-40 Co.	1,262	238,909
		677,433
Containers-Metal/Glass — 0.2%
Ardagh Group SA	31,755	446,158
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	64,065	902,676
Matthews International Corp., Class A	2,887	64,553
		967,229
Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	2,000	55,760
Inter Parfums, Inc.	1,630	60,881
		116,641
Data Processing/Management — 0.6%
Bottomline Technologies DE, Inc.†	3,574	150,680
CommVault Systems, Inc.†	7,200	293,760
CSG Systems International, Inc.	17,100	700,245
		1,144,685
Dental Supplies & Equipment — 0.2%
Patterson Cos., Inc.	13,100	315,775
Diagnostic Equipment — 0.5%
Adaptive Biotechnologies Corp.†	2,700	131,301
BioTelemetry, Inc.†	3,156	143,850
Repligen Corp.†	5,357	790,372
		1,065,523
Diagnostic Kits — 0.4%
Meridian Bioscience, Inc.†	3,957	67,190
Natera, Inc.†	9,140	660,274
OraSure Technologies, Inc.†	6,607	80,407
		807,871
Security Description	Shares	Value (Note 2)
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	400	$2,760
Disposable Medical Products — 0.5%
CONMED Corp.	2,638	207,531
ICU Medical, Inc.†	3,427	626,319
Merit Medical Systems, Inc.†	4,508	196,098
		1,029,948
Distribution/Wholesale — 1.6%
Avient Corp.	9,600	254,016
Core-Mark Holding Co., Inc.	19,463	563,065
Fossil Group, Inc.†	8,610	49,421
G-III Apparel Group, Ltd.†	25,993	340,768
KAR Auction Services, Inc.	41,089	591,682
Resideo Technologies, Inc.†	11,396	125,356
ScanSource, Inc.†	17,041	337,923
Univar Solutions, Inc.†	50,004	844,067
Veritiv Corp.†	4,245	53,742
		3,160,040
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	6,218	116,960
EnPro Industries, Inc.	15,932	898,724
Fabrinet†	5,192	327,252
Federal Signal Corp.	5,579	163,186
		1,506,122
Diversified Minerals — 0.1%
Livent Corp.†	13,503	121,122
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,884	39,244
E-Commerce/Products — 0.0%
Liquidity Services, Inc.†	2,420	18,053
E-Commerce/Services — 0.5%
Cars.com, Inc.†	16,300	131,704
Groupon, Inc.†	1,125	22,950
Shutterstock, Inc.	2,040	106,162
Stamps.com, Inc.†	2,998	722,368
		983,184
E-Marketing/Info — 0.1%
comScore, Inc.†	24,900	50,796
QuinStreet, Inc.†	4,473	70,852
		121,648
E-Services/Consulting — 0.8%
Perficient, Inc.†	38,233	1,634,078
Electric Products-Misc. — 0.2%
Novanta, Inc.†	3,973	418,516
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	11,700	97,344
Electric-Generation — 0.2%
Atlantic Power Corp.†	156,800	307,328
Electric-Integrated — 0.8%
Avista Corp.	14,608	498,425
Black Hills Corp.	1,500	80,235
IDACORP, Inc.	7,558	603,884

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
PNM Resources, Inc.	3,300	$136,389
Portland General Electric Co.	7,300	259,150
		1,578,083
Electronic Components-Misc. — 1.0%
Advanced Energy Industries, Inc.†	3,539	222,745
Applied Optoelectronics, Inc.†	1,934	21,757
Bel Fuse, Inc., Class B	15,445	164,952
Benchmark Electronics, Inc.	14,166	285,445
Comtech Telecommunications Corp.	2,283	31,962
Knowles Corp.†	8,461	126,069
OSI Systems, Inc.†	4,052	314,476
Plexus Corp.†	2,700	190,701
Sanmina Corp.†	14,856	401,855
SMART Global Holdings, Inc.†	6,071	165,981
		1,925,943
Electronic Components-Semiconductors — 2.3%
Amkor Technology, Inc.†	35,100	393,120
CEVA, Inc.†	2,046	80,551
CTS Corp.	2,979	65,627
Diodes, Inc.†	3,876	218,800
DSP Group, Inc.†	2,019	26,610
MACOM Technology Solutions Holdings, Inc.†	27,465	934,085
ON Semiconductor Corp.†	35,623	772,663
Photronics, Inc.†	6,059	60,348
Rambus, Inc.†	47,102	644,826
Semtech Corp.†	16,657	882,155
Synaptics, Inc.†	5,300	426,226
		4,505,011
Electronic Measurement Instruments — 0.7%
Badger Meter, Inc.	2,688	175,715
FARO Technologies, Inc.†	1,642	100,129
Itron, Inc.†	3,724	226,196
Mesa Laboratories, Inc.	3,219	820,072
		1,322,112
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,114	227,298
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	14,083	160,124
Green Plains, Inc.†	5,994	92,787
Maxeon Solar Technologies, Ltd.†	3,125	53,000
Renewable Energy Group, Inc.†	7,628	407,488
REX American Resources Corp.†	3,104	203,653
SunPower Corp.†	25,300	316,503
		1,233,555
Engineering/R&D Services — 0.2%
Exponent, Inc.	4,766	343,295
KBR, Inc.	3,500	78,260
		421,555
Enterprise Software/Service — 1.3%
ACI Worldwide, Inc.†	9,700	253,461
Asure Software, Inc.†	8,800	66,440
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Donnelley Financial Solutions, Inc.†	7,880	$105,277
eGain Corp.†	8,400	119,028
Evolent Health, Inc., Class A†	24,700	306,527
LivePerson, Inc.†	5,682	295,407
ManTech International Corp., Class A	2,506	172,613
MicroStrategy, Inc., Class A†	2,143	322,650
Omnicell, Inc.†	3,948	294,758
Progress Software Corp.	4,158	152,516
SPS Commerce, Inc.†	3,243	252,532
SVMK, Inc.†	7,500	165,825
		2,507,034
Entertainment Software — 0.1%
Glu Mobile, Inc.†	13,566	104,119
Filtration/Separation Products — 0.4%
ESCO Technologies, Inc.	9,715	782,640
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	450	152,388
Finance-Consumer Loans — 0.4%
Encore Capital Group, Inc.†	2,893	111,641
Enova International, Inc.†	2,780	45,564
EZCORP, Inc., Class A†	9,710	48,841
Navient Corp.	28,500	240,825
Nelnet, Inc., Class A	550	33,137
PRA Group, Inc.†	4,208	168,110
World Acceptance Corp.†	418	44,120
		692,238
Finance-Investment Banker/Broker — 0.8%
Cowen, Inc., Class A	7,300	118,771
Greenhill & Co., Inc.	1,313	14,903
Houlihan Lokey, Inc.	21,316	1,258,710
Moelis & Co., Class A	500	17,570
Piper Sandler Cos.	2,418	176,514
StoneX Group, Inc.†	1,502	76,842
		1,663,310
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	6,712	149,812
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	2,600	15,756
MGIC Investment Corp.	17,100	151,506
NMI Holdings, Inc., Class A†	10,130	180,314
Radian Group, Inc.	15,600	227,916
		575,492
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,615	98,773
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	4,720	168,646
Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	11,824	328,353
Cal-Maine Foods, Inc.†	3,430	131,609
Hain Celestial Group, Inc.†	10,973	376,374
J&J Snack Foods Corp.	1,378	179,677
John B. Sanfilippo & Son, Inc.	3,314	249,809
		1,265,822

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.7%
Calavo Growers, Inc.	1,531	$101,459
Chefs' Warehouse, Inc.†	3,001	43,634
Performance Food Group Co.†	23,927	828,353
SpartanNash Co.	17,308	282,986
United Natural Foods, Inc.†	5,049	75,079
		1,331,511
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	6,228	266,122
Steven Madden, Ltd.	31,787	619,846
Wolverine World Wide, Inc.	7,559	195,325
		1,081,293
Gambling (Non-Hotel) — 0.2%
Monarch Casino & Resort, Inc.†	1,176	52,450
Red Rock Resorts, Inc., Class A	18,536	316,965
		369,415
Gas-Distribution — 0.7%
Chesapeake Utilities Corp.	6,163	519,538
New Jersey Resources Corp.	1,600	43,232
Northwest Natural Holding Co.	3,920	177,929
ONE Gas, Inc.	3,300	227,733
South Jersey Industries, Inc.	9,287	178,960
Southwest Gas Holdings, Inc.	2,200	138,820
		1,286,212
Gold Mining — 0.3%
Pretium Resources, Inc.†	47,914	615,216
Golf — 0.1%
Callaway Golf Co.	8,694	166,403
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,909	95,037
Health Care Cost Containment — 0.0%
CorVel Corp.†	844	72,103
Home Furnishings — 0.3%
Ethan Allen Interiors, Inc.	2,012	27,242
Hooker Furniture Corp.	500	12,915
Purple Innovation, Inc.†	5,500	136,730
Sleep Number Corp.†	8,660	423,561
		600,448
Hotels/Motels — 0.2%
Extended Stay America, Inc.	31,578	377,357
Marcus Corp.	2,136	16,511
		393,868
Housewares — 0.0%
Tupperware Brands Corp.†	4,535	91,426
Human Resources — 1.7%
AMN Healthcare Services, Inc.†	4,338	253,599
ASGN, Inc.†	21,559	1,370,290
Barrett Business Services, Inc.	6,840	358,690
Cross Country Healthcare, Inc.†	47,926	311,040
Heidrick & Struggles International, Inc.	2,786	54,745
Insperity, Inc.	1,300	85,137
Kforce, Inc.	6,100	196,237
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Korn Ferry	9,345	$271,005
Resources Connection, Inc.	2,790	32,224
TrueBlue, Inc.†	28,929	448,110
		3,381,077
Identification Systems — 0.1%
Brady Corp., Class A	4,471	178,929
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	4,100	101,270
Clearway Energy, Inc., Class C	1,000	26,960
		128,230
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,119	45,707
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,534	253,780
Insurance Brokers — 1.1%
Brown & Brown, Inc.	13,873	628,031
eHealth, Inc.†	7,694	607,826
Selectquote, Inc.†	22,279	451,150
Trean Insurance Group, Inc.†	24,381	371,810
		2,058,817
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	11,790	259,262
CNO Financial Group, Inc.	19,900	319,196
Primerica, Inc.	1,050	118,797
Trupanion, Inc.†	2,996	236,384
		933,639
Insurance-Multi-line — 0.3%
Kemper Corp.	8,370	559,367
Insurance-Property/Casualty — 1.8%
Ambac Financial Group, Inc.†	6,029	76,990
AMERISAFE, Inc.	11,757	674,381
Employers Holdings, Inc.	2,702	81,735
First American Financial Corp.	1,500	76,365
HCI Group, Inc.	568	27,997
Heritage Insurance Holdings, Inc.	1,100	11,132
Horace Mann Educators Corp.	3,817	127,488
James River Group Holdings, Ltd.	17,274	769,211
Kinsale Capital Group, Inc.	1,959	372,563
Palomar Holdings, Inc.†	8,833	920,752
ProAssurance Corp.	4,975	77,809
ProSight Global, Inc.†	2,000	22,680
Safety Insurance Group, Inc.	1,322	91,337
Stewart Information Services Corp.	2,468	107,926
United Fire Group, Inc.	1,987	40,376
United Insurance Holdings Corp.	1,909	11,568
Universal Insurance Holdings, Inc.	2,676	37,036
		3,527,346
Insurance-Reinsurance — 0.9%
Argo Group International Holdings, Ltd.	2,100	72,303
Axis Capital Holdings, Ltd.	20,062	883,530
Essent Group, Ltd.	8,950	331,240

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Reinsurance Group of America, Inc.	5,463	$520,023
Third Point Reinsurance, Ltd.†	7,537	52,382
		1,859,478
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,886	233,354
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	2,363	47,425
TechTarget, Inc.†	2,136	93,899
Yelp, Inc.†	12,800	257,152
		398,476
Internet Security — 0.1%
Proofpoint, Inc.†	975	102,911
Investment Companies — 0.4%
Compass Diversified Holdings	39,796	758,512
Investment Management/Advisor Services — 0.5%
Blucora, Inc.†	15,935	150,108
Boston Private Financial Holdings, Inc.	7,589	41,891
BrightSphere Investment Group, Inc.	5,548	71,569
Focus Financial Partners, Inc., Class A†	5,350	175,426
Stifel Financial Corp.	4,950	250,272
Virtus Investment Partners, Inc.	1,365	189,257
Waddell & Reed Financial, Inc., Class A	6,016	89,338
WisdomTree Investments, Inc.	10,378	33,210
		1,001,071
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,408	266,633
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	8,787	476,695
Machinery-Electrical — 0.3%
Argan, Inc.	10,700	448,437
Bloom Energy Corp., Class A†	500	8,985
Franklin Electric Co., Inc.	3,540	208,258
		665,680
Machinery-Farming — 0.1%
Alamo Group, Inc.	909	98,199
Lindsay Corp.	1,000	96,680
		194,879
Machinery-General Industrial — 1.1%
Albany International Corp., Class A	12,147	601,398
Applied Industrial Technologies, Inc.	4,474	246,518
Chart Industries, Inc.†	3,253	228,588
DXP Enterprises, Inc.†	6,610	106,619
IDEX Corp.	3,568	650,839
Kadant, Inc.	1,600	175,392
Tennant Co.	1,705	102,914
		2,112,268
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.2%
Cactus, Inc., Class A	10,209	$195,911
CIRCOR International, Inc.†	1,846	50,488
SPX FLOW, Inc.†	3,917	167,726
		414,125
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	6,169	78,161
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	63,146	514,009
Change Healthcare, Inc.†	60,002	870,629
Computer Programs & Systems, Inc.	4,666	128,828
NextGen Healthcare, Inc.†	5,109	65,089
Tabula Rasa HealthCare, Inc.†	1,929	78,645
		1,657,200
Medical Instruments — 0.7%
AngioDynamics, Inc.†	16,697	201,366
Bio-Techne Corp.	2,421	599,754
Natus Medical, Inc.†	14,427	247,135
NuVasive, Inc.†	4,900	237,993
		1,286,248
Medical Labs & Testing Services — 1.0%
Catalent, Inc.†	11,687	1,001,108
Fulgent Genetics, Inc.†	1,089	43,604
MEDNAX, Inc.†	6,300	102,564
Medpace Holdings, Inc.†	2,175	243,056
Personalis, Inc.†	3,000	65,010
Syneos Health, Inc.†	10,601	563,549
		2,018,891
Medical Laser Systems — 0.1%
Cutera, Inc.†	14,924	283,108
Medical Products — 1.8%
Accuray, Inc.†	56,700	136,080
Cardiovascular Systems, Inc.†	3,662	144,100
CryoLife, Inc.†	3,495	64,553
Envista Holdings Corp.†	38,737	956,029
Glaukos Corp.†	4,125	204,270
Hanger, Inc.†	3,518	55,655
Inogen, Inc.†	1,691	49,039
Integer Holdings Corp.†	9,158	540,414
Invacare Corp.	16,377	123,155
LeMaitre Vascular, Inc.	1,550	50,421
LivaNova PLC†	4,200	189,882
Luminex Corp.	3,981	104,501
Orthofix Medical, Inc.†	6,034	187,899
SeaSpine Holdings Corp.†	16,000	228,800
Sientra, Inc.†	81,930	278,562
Surmodics, Inc.†	1,260	49,027
Tactile Systems Technology, Inc.†	1,792	65,569
Zynex, Inc.†	1,794	31,305
		3,459,261
Medical-Biomedical/Gene — 2.5%
ACADIA Pharmaceuticals, Inc.†	7,200	297,000
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
AMAG Pharmaceuticals, Inc.†	3,801	35,729

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Amicus Therapeutics, Inc.†	15,000	$211,800
ANI Pharmaceuticals, Inc.†	886	24,994
Arena Pharmaceuticals, Inc.†	4,560	341,042
Atara Biotherapeutics, Inc.†	11,600	150,336
Berkeley Lights, Inc.†	2,900	221,444
Biohaven Pharmaceutical Holding Co., Ltd.†	4,700	305,547
Black Diamond Therapeutics, Inc.†	4,200	126,966
Bluebird Bio, Inc.†	800	43,160
Bridgebio Pharma, Inc.†	3,700	138,824
CytomX Therapeutics, Inc.†	5,100	33,915
Eiger BioPharmaceuticals, Inc.†	12,100	98,494
Esperion Therapeutics, Inc.†	1,600	59,472
Evolus, Inc.†	37,418	146,304
Homology Medicines, Inc.†	3,100	33,170
Innoviva, Inc.†	5,804	60,652
Intercept Pharmaceuticals, Inc.†	6,500	269,490
LogicBio Therapeutics, Inc.†	20,600	187,048
Mersana Therapeutics, Inc.†	12,798	238,299
Myriad Genetics, Inc.†	15,798	206,006
NeoGenomics, Inc.†	10,196	376,131
Puma Biotechnology, Inc.†	16,000	161,440
REGENXBIO, Inc.†	7,758	213,500
REVOLUTION Medicines, Inc.†	2,100	73,080
Solid Biosciences, Inc.†	4,700	9,541
Sutro Biopharma, Inc.†	1,900	19,095
TCR2 Therapeutics, Inc.†	3,800	77,216
Viela Bio, Inc.†	4,500	126,360
VYNE Therapeutics, Inc.†	3,800	6,308
WaVe Life Sciences, Ltd.†	20,500	174,045
Xencor, Inc.†	11,085	429,987
Y-mAbs Therapeutics, Inc.†	500	19,195
		4,925,798
Medical-Drugs — 2.8%
Aerie Pharmaceuticals, Inc.†	12,268	144,394
Aimmune Therapeutics, Inc.†	4,600	158,470
Alector, Inc.†	1,900	20,017
Amphastar Pharmaceuticals, Inc.†	3,376	63,300
Athenex, Inc.†	11,300	136,730
Clovis Oncology, Inc.†	14,800	86,284
Coherus Biosciences, Inc.†	5,807	106,500
Corcept Therapeutics, Inc.†	9,602	167,123
Cytokinetics, Inc.†	6,509	140,920
Eagle Pharmaceuticals, Inc.†	2,418	102,717
Enanta Pharmaceuticals, Inc.†	1,649	75,491
Global Blood Therapeutics, Inc.†	3,900	215,046
Gritstone Oncology, Inc.†	2,100	5,565
Horizon Therapeutics PLC†	5,500	427,240
Intra-Cellular Therapies, Inc.†	12,520	321,263
Lannett Co., Inc.†	41,678	254,653
Marinus Pharmaceuticals, Inc.	12,800	164,480
MyoKardia, Inc.†	5,300	722,549
Pacira BioSciences, Inc.†	10,531	633,124
Phibro Animal Health Corp., Class A	1,873	32,590
Prestige Consumer Healthcare, Inc.†	1,650	60,093
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Protagonist Therapeutics, Inc.†	11,900	$232,645
Reata Pharmaceuticals, Inc., Class A†	2,447	238,387
Seres Therapeutics, Inc.†	10,300	291,593
Spectrum Pharmaceuticals, Inc.†	13,455	54,896
Supernus Pharmaceuticals, Inc.†	4,862	101,324
TG Therapeutics, Inc.†	9,200	246,192
UroGen Pharma, Ltd.†	6,500	125,385
Vanda Pharmaceuticals, Inc.†	12,646	122,160
Voyager Therapeutics, Inc.†	8,100	86,427
		5,537,558
Medical-Generic Drugs — 0.5%
Arvinas, Inc.†	200	4,722
Endo International PLC†	104,518	344,910
Momenta Pharmaceuticals, Inc.†	10,984	576,440
		926,072
Medical-HMO — 0.5%
Magellan Health, Inc.†	8,180	619,880
Tivity Health, Inc.†	10,052	140,929
Triple-S Management Corp., Class B†	7,500	134,025
		894,834
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	62,281	262,826
Select Medical Holdings Corp.†	9,896	206,035
Tenet Healthcare Corp.†	12,300	301,473
		770,334
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,667	266,299
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	1,374	129,857
Pennant Group, Inc.†	2,325	89,652
Providence Service Corp.†	1,329	123,477
		342,986
Medical-Wholesale Drug Distribution — 0.8%
AdaptHealth Corp.†	16,342	356,419
Covetrus, Inc.†	9,063	221,137
Owens & Minor, Inc.	35,689	896,151
		1,473,707
Metal Processors & Fabrication — 0.2%
AZZ, Inc.	2,418	82,502
LB Foster Co., Class A†	1,000	13,420
Mueller Industries, Inc.	5,243	141,876
Standex International Corp.	1,143	67,666
Tredegar Corp.	2,383	35,435
		340,899
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	838	9,520
Worthington Industries, Inc.	10,100	411,878
		421,398
Metal-Aluminum — 0.2%
Arconic Corp.†	9,862	187,871
Century Aluminum Co.†	6,527	46,472
Kaiser Aluminum Corp.	2,485	133,171
		367,514

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	36,856	$236,616
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	6,900	195,684
John Bean Technologies Corp.	2,929	269,146
		464,830
Motion Pictures & Services — 0.0%
Eros International PLC†	5,400	11,934
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,952	60,663
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,268	60,266
Networking Products — 0.2%
Extreme Networks, Inc.†	23,814	95,732
NeoPhotonics Corp.†	23,900	145,551
NETGEAR, Inc.†	2,761	85,094
		326,377
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	15,980	84,854
Office Furnishings-Original — 0.2%
HNI Corp.	8,900	279,282
Interface, Inc.	5,405	33,079
Steelcase, Inc., Class A	9,200	93,012
		405,373
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	42,100	244,180
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	9,923	145,372
Nabors Industries, Ltd.	593	14,493
Patterson-UTI Energy, Inc.	17,302	49,311
ProPetro Holding Corp.†	7,452	30,255
		239,431
Oil Companies-Exploration & Production — 0.6%
Berry Corp.	8,300	26,311
Bonanza Creek Energy, Inc.†	1,712	32,186
Callon Petroleum Co.†	3,670	17,689
CNX Resources Corp.†	5,900	55,696
Gulfport Energy Corp.†	13,452	7,090
Laredo Petroleum, Inc.†	831	8,144
Magnolia Oil & Gas Corp., Class A†	5,600	28,952
Matador Resources Co.†	10,140	83,756
Oasis Petroleum, Inc.†	27,264	7,634
Ovintiv, Inc.	7,300	59,568
Parsley Energy, Inc., Class A	37,630	352,217
PDC Energy, Inc.†	13,296	164,804
Penn Virginia Corp.†	1,401	13,800
QEP Resources, Inc.	22,373	20,198
Range Resources Corp.	26,843	177,701
SM Energy Co.	9,828	15,626
Southwestern Energy Co.†	55,902	131,370
Talos Energy, Inc.†	2,157	13,913
W&T Offshore, Inc.†	25,100	45,180
		1,261,835
Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,237	$80,148
Exterran Corp.†	2,295	9,547
US Silica Holdings, Inc.	6,822	20,466
		110,161
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	800	9,904
Delek US Holdings, Inc.	4,900	54,537
Murphy USA, Inc.†	2,600	333,502
Par Pacific Holdings, Inc.†	3,687	24,961
PBF Energy, Inc., Class A	8,874	50,493
		473,397
Oil-Field Services — 0.6%
Archrock, Inc.	11,862	63,818
ChampionX Corp.†	3,400	27,166
Core Laboratories NV	4,107	62,673
DMC Global, Inc.	1,364	44,930
Helix Energy Solutions Group, Inc.†	13,023	31,385
Matrix Service Co.†	24,343	203,264
MRC Global, Inc.†	15,700	67,196
Newpark Resources, Inc.†	8,369	8,787
NexTier Oilfield Solutions, Inc.†	56,000	103,600
NOW, Inc.†	58,999	267,855
Oceaneering International, Inc.†	9,167	32,268
Oil States International, Inc.†	5,635	15,384
RPC, Inc.†	5,363	14,158
Solaris Oilfield Infrastructure, Inc., Class A	32,587	206,602
		1,149,086
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	2,130	80,812
Domtar Corp.	4,900	128,723
Mercer International, Inc.	3,649	24,083
Neenah, Inc.	1,851	69,357
P.H. Glatfelter Co.	8,196	112,859
Schweitzer-Mauduit International, Inc.	2,894	87,949
Verso Corp., Class A	10,900	86,001
		589,784
Pastoral & Agricultural — 0.9%
Darling Ingredients, Inc.†	48,433	1,745,041
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,186	103,040
Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	5,300	1,026,292
Powell Industries, Inc.	7,015	169,272
Vicor Corp.†	1,937	150,563
		1,346,127
Printing-Commercial — 0.3%
Deluxe Corp.	8,465	217,805
Ennis, Inc.	13,000	226,720
Quad/Graphics, Inc.	17,700	53,631
RR Donnelley & Sons Co.	6,592	9,624
		507,780

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Private Equity — 0.3%
Kennedy-Wilson Holdings, Inc.	33,907	$492,330
Publishing-Books — 0.4%
Gannett Co, Inc.	11,955	15,542
Houghton Mifflin Harcourt Co.†	64,200	111,066
John Wiley & Sons, Inc., Class A	17,348	550,105
Scholastic Corp.	2,763	57,995
		734,708
Publishing-Periodicals — 0.0%
Meredith Corp.	3,724	48,859
Quarrying — 0.3%
Compass Minerals International, Inc.	11,478	681,219
Racetracks — 0.1%
Penn National Gaming, Inc.†	1,900	138,130
Real Estate Investment Trusts — 6.2%
Acadia Realty Trust	10,964	115,122
Agree Realty Corp.	6,072	386,422
Alexander & Baldwin, Inc.	9,136	102,415
American Assets Trust, Inc.	16,603	399,966
American Finance Trust, Inc.	4,300	26,961
Americold Realty Trust	8,500	303,875
Apollo Commercial Real Estate Finance, Inc.	12,542	113,003
Armada Hoffler Properties, Inc.	5,349	49,532
ARMOUR Residential REIT, Inc.	5,973	56,803
Blackstone Mtg. Trust, Inc., Class A	12,500	274,625
Brandywine Realty Trust	15,748	162,834
Broadstone Net Lease, Inc., Class A	7,900	132,562
Capstead Mtg. Corp.	8,907	50,057
CareTrust REIT, Inc.	10,339	183,983
Chatham Lodging Trust	4,336	33,040
City Office REIT, Inc.	1,800	13,536
Community Healthcare Trust, Inc.	1,972	92,211
CoreCivic, Inc.	11,045	88,360
CoreSite Realty Corp.	2,050	243,704
DiamondRock Hospitality Co.	50,620	256,643
Diversified Healthcare Trust	21,969	77,331
Douglas Emmett, Inc.	15,517	389,477
Easterly Government Properties, Inc.	9,957	223,136
EastGroup Properties, Inc.	900	116,397
Ellington Financial, Inc.	600	7,356
Equity LifeStyle Properties, Inc.	10,467	641,627
Essential Properties Realty Trust, Inc.	10,901	199,706
First Industrial Realty Trust, Inc.	7,575	301,485
Four Corners Property Trust, Inc.	7,794	199,448
Franklin Street Properties Corp.	8,918	32,640
GEO Group, Inc.	3,900	44,226
Getty Realty Corp.	7,251	188,599
Gladstone Commercial Corp.	2,700	45,495
Global Net Lease, Inc.	9,562	152,036
Granite Point Mtg. Trust, Inc.	5,097	36,138
Great Ajax Corp.	800	6,632
Hersha Hospitality Trust	4,366	24,188
Highwoods Properties, Inc.	1,700	57,069
Independence Realty Trust, Inc.	8,747	101,378
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Industrial Logistics Properties Trust	6,021	$131,679
Innovative Industrial Properties, Inc.	2,003	248,592
Invesco Mtg. Capital, Inc.	19,468	52,758
Investors Real Estate Trust†	1,184	77,161
iStar, Inc.	6,938	81,938
Kite Realty Group Trust	9,575	110,879
KKR Real Estate Finance Trust, Inc.	8,310	137,364
Ladder Capital Corp.	11,900	84,728
Lexington Realty Trust	34,054	355,864
LTC Properties, Inc.	3,623	126,298
Mack-Cali Realty Corp.	11,956	150,885
National Storage Affiliates Trust	5,716	186,970
New Senior Investment Group, Inc.	12,800	51,200
New York Mtg. Trust, Inc.	34,876	88,934
NexPoint Residential Trust, Inc.	2,019	89,543
Office Properties Income Trust†	4,453	92,266
Pebblebrook Hotel Trust	2,400	30,072
PennyMac Mtg. Investment Trust	18,766	301,570
Physicians Realty Trust	9,700	173,727
Piedmont Office Realty Trust, Inc., Class A	7,300	99,061
Plymouth Industrial REIT, Inc.	2,000	24,680
PotlatchDeltic Corp.	5,700	239,970
PS Business Parks, Inc.	225	27,538
QTS Realty Trust, Inc., Class A	3,800	239,476
Ready Capital Corp.	3,800	42,560
Redwood Trust, Inc.	19,012	142,970
Retail Opportunity Investments Corp.	18,988	197,760
Retail Properties of America, Inc., Class A	19,781	114,928
RLJ Lodging Trust	5,000	43,300
RPT Realty	7,473	40,653
Ryman Hospitality Properties, Inc.	1,600	58,880
Sabra Health Care REIT, Inc.	5,100	70,304
Safehold, Inc.	1,274	79,115
Saul Centers, Inc.	3,378	89,787
SITE Centers Corp.†	14,812	106,646
STAG Industrial, Inc.	3,400	103,666
Summit Hotel Properties, Inc.	13,059	67,646
Sunstone Hotel Investors, Inc.	29,700	235,818
Tanger Factory Outlet Centers, Inc.	8,630	52,039
Terreno Realty Corp.	13,479	738,110
TPG RE Finance Trust, Inc.	1,900	16,074
Two Harbors Investment Corp.	9,218	46,920
UMH Properties, Inc.	3,900	52,806
Uniti Group, Inc.	17,925	188,840
Universal Health Realty Income Trust	1,182	67,362
Urstadt Biddle Properties, Inc., Class A	2,769	25,475
Washington Prime Group, Inc.	17,305	11,203
Washington Real Estate Investment Trust	7,603	153,048
Whitestone REIT	3,675	22,050
Xenia Hotels & Resorts, Inc.	20,000	175,600
		12,076,731

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.1%
Marcus & Millichap, Inc.†	2,215	$60,957
RE/MAX Holdings, Inc., Class A	1,673	54,757
Realogy Holdings Corp.†	18,758	177,076
		292,790
Real Estate Operations & Development — 0.0%
St. Joe Co.†	2,881	59,435
Recycling — 0.1%
Harsco Corp.†	7,285	101,334
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.	7,473	223,368
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	1,500	136,215
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	5,759	80,223
Boot Barn Holdings, Inc.†	2,664	74,965
Buckle, Inc.	2,646	53,952
Caleres, Inc.	3,580	34,225
Cato Corp., Class A	1,906	14,905
Chico's FAS, Inc.	11,069	10,765
Children's Place, Inc.	1,347	38,187
Designer Brands, Inc., Class A	5,427	29,469
Genesco, Inc.†	1,291	27,808
Guess?, Inc.	12,665	147,167
Shoe Carnival, Inc.	794	26,662
Vera Bradley, Inc.†	2,035	12,434
Winmark Corp.	475	81,785
		632,547
Retail-Appliances — 0.0%
Conn's, Inc.†	1,775	18,780
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	6,806	65,712
Retail-Automobile — 0.8%
America's Car-Mart, Inc.†	587	49,825
Asbury Automotive Group, Inc.†	8,730	850,738
Group 1 Automotive, Inc.	2,734	241,658
Lithia Motors, Inc., Class A	425	96,875
Sonic Automotive, Inc., Class A	7,931	318,509
		1,557,605
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.	20,836	312,123
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,784	7,183
Retail-Building Products — 0.2%
BMC Stock Holdings, Inc.†	6,800	291,244
Foundation Building Materials, Inc.†	2,074	32,603
GMS, Inc.†	3,946	95,099
		418,946
Retail-Computer Equipment — 0.0%
PC Connection, Inc.†	1,013	41,594
Retail-Discount — 0.2%
Big Lots, Inc.	8,696	387,842
Security Description	Shares	Value (Note 2)
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,664	$58,741
Retail-Hair Salons — 0.0%
Regis Corp.†	2,237	13,735
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	5,296	110,898
La-Z-Boy, Inc.	4,247	134,333
		245,231
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,530	15,208
Signet Jewelers, Ltd.	4,833	90,377
		105,585
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	4,197	107,737
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A†	5,022	51,224
PriceSmart, Inc.	2,151	142,934
		194,158
Retail-Office Supplies — 0.2%
ODP Corp.	18,162	353,251
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	2,400	137,304
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,872	59,193
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	5,100	186,252
Macy's, Inc.	28,644	163,271
		349,523
Retail-Restaurants — 1.0%
BJ's Restaurants, Inc.	2,057	60,558
Bloomin' Brands, Inc.	30,555	466,575
Brinker International, Inc.	10,161	434,078
Cheesecake Factory, Inc.	15,067	417,959
Chuy's Holdings, Inc.†	1,818	35,596
Dave & Buster's Entertainment, Inc.	4,381	66,416
Dine Brands Global, Inc.	1,516	82,758
El Pollo Loco Holdings, Inc.†	1,725	27,945
Fiesta Restaurant Group, Inc.†	1,606	15,048
Red Robin Gourmet Burgers, Inc.†	1,435	18,885
Ruth's Hospitality Group, Inc.	2,941	32,527
Shake Shack, Inc., Class A†	3,283	211,688
		1,870,033
Retail-Sporting Goods — 0.4%
Hibbett Sports, Inc.†	11,727	459,933
Zumiez, Inc.†	12,325	342,881
		802,814
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	6,845	216,987
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	8,005	105,906
Proto Labs, Inc.†	2,466	319,347
Raven Industries, Inc.	3,309	71,210
Trinseo SA	8,383	214,940
		711,403

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Satellite Telecom — 0.3%
Gogo, Inc.†	36,800	$340,032
Iridium Communications, Inc.†	10,767	275,420
KVH Industries, Inc.†	2,700	24,327
		639,779
Savings & Loans/Thrifts — 1.1%
Axos Financial, Inc.†	4,780	111,422
Banc of California, Inc.	4,088	41,370
BankFinancial Corp.	3,500	25,270
Berkshire Hills Bancorp, Inc.	4,651	47,022
Brookline Bancorp, Inc.	16,786	145,115
Capitol Federal Financial, Inc.	800	7,412
Dime Community Bancshares, Inc.	2,625	29,689
Flushing Financial Corp.	3,200	33,664
Investors Bancorp, Inc.	10,400	75,504
Meridian Bancorp, Inc.	22,800	235,980
Northfield Bancorp, Inc.	25,914	236,336
Northwest Bancshares, Inc.	11,800	108,560
OceanFirst Financial Corp.	25,526	349,451
Pacific Premier Bancorp, Inc.	8,711	175,439
People's United Financial, Inc.	5,206	53,674
Provident Financial Services, Inc.	6,755	82,411
Washington Federal, Inc.	19,700	410,942
		2,169,261
Schools — 0.3%
American Public Education, Inc.†	8,566	241,475
K12, Inc.†	7,000	184,380
Perdoceo Education Corp.†	6,383	78,128
		503,983
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,262	7,799
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	2,100	141,645
MaxLinear, Inc.†	6,143	142,763
Power Integrations, Inc.	5,519	305,753
		590,161
Semiconductor Equipment — 1.1%
Axcelis Technologies, Inc.†	3,090	67,980
Brooks Automation, Inc.	6,810	315,030
Cohu, Inc.	11,465	196,969
Entegris, Inc.	12,814	952,593
FormFactor, Inc.†	7,115	177,377
Kulicke & Soffa Industries, Inc.	5,709	127,882
Onto Innovation, Inc.†	4,507	134,218
Ultra Clean Holdings, Inc.†	3,684	79,059
Veeco Instruments, Inc.†	16,181	188,832
		2,239,940
Steel Pipe & Tube — 0.5%
TimkenSteel Corp.†	3,493	12,400
Valmont Industries, Inc.	7,734	960,408
		972,808
Security Description	Shares	Value (Note 2)
Steel-Producers — 0.1%
Carpenter Technology Corp.	4,427	$80,394
Commercial Metals Co.	9,200	183,816
		264,210
Steel-Specialty — 0.1%
Allegheny Technologies, Inc. †	11,691	101,946
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	11,290	448,100
Telecom Services — 0.3%
ATN International, Inc.	1,017	50,992
Consolidated Communications Holdings, Inc.†	61,855	351,955
Spok Holdings, Inc.	1,616	15,368
Vonage Holdings Corp.†	21,311	218,012
		636,327
Telecommunication Equipment — 0.8%
ADTRAN, Inc.	29,028	297,682
Harmonic, Inc.†	8,995	50,192
PC-Tel, Inc.	5,500	31,130
Plantronics, Inc.	34,278	405,852
Viavi Solutions, Inc.†	65,121	763,869
		1,548,725
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	4,679	70,185
Shenandoah Telecommunications Co.	4,603	204,534
		274,719
Television — 0.3%
AMC Networks, Inc., Class A†	11,300	279,223
Central European Media Enterprises, Ltd., Class A†	32,900	137,851
Sinclair Broadcast Group, Inc., Class A	8,000	153,840
		570,914
Textile-Apparel — 0.0%
Unifi, Inc.†	1,380	17,719
Theaters — 0.2%
Cinemark Holdings, Inc.	32,200	322,000
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,312	46,432
Flexion Therapeutics, Inc.†	34,211	356,137
La Jolla Pharmaceutical Co.†	4,500	18,135
Sarepta Therapeutics, Inc.†	1,350	189,580
		610,284
Tobacco — 0.1%
Universal Corp.	2,261	94,691
Vector Group, Ltd.	11,747	113,828
		208,519
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,214	37,946
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	82,100	247,121

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,413	$146,952
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,019	88,759
Transport-Marine — 0.1%
Diamond S Shipping, Inc.†	4,000	27,480
Dorian LPG, Ltd.†	3,386	27,122
SEACOR Holdings, Inc.†	1,765	51,326
		105,928
Transport-Services — 0.5%
Bristow Group, Inc.†	2,181	46,346
Echo Global Logistics, Inc.†	10,457	269,477
Forward Air Corp.	2,583	148,213
Hub Group, Inc., Class A†	6,094	305,888
Matson, Inc.	3,977	159,438
		929,362
Transport-Truck — 0.5%
ArcBest Corp.	16,549	514,012
Heartland Express, Inc.	4,583	85,244
Marten Transport, Ltd.	5,419	88,438
Saia, Inc.†	2,414	304,502
Schneider National, Inc., Class B	2,200	54,406
		1,046,602
Veterinary Diagnostics — 0.2%
Heska Corp.†	820	81,008
Neogen Corp.†	4,896	383,112
		464,120
Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd.†	3,100	144,615
USANA Health Sciences, Inc.†	2,381	175,361
		319,976
Water — 0.6%
American States Water Co.	7,905	592,480
Arch Resources, Inc., Class A	1,550	65,844
California Water Service Group	4,561	198,175
SJW Group	6,288	382,688
		1,239,187
Web Hosting/Design — 0.1%
NIC, Inc.	9,788	192,824
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,905	88,430
Insteel Industries, Inc.	1,778	33,249
		121,679
Wireless Equipment — 0.4%
CalAmp Corp.†	3,173	22,814
Maxar Technologies, Inc.	33,143	826,586
		849,400
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	19,206	244,300
Total Common Stocks (cost $187,770,582)		190,610,126
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.7%
iShares Core S&P Small-Cap ETF (cost $1,460,093)	20,111	$1,412,395
Total Long-Term Investment Securities (cost $189,230,675)		192,022,521
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11%(2)	3,297,334	3,297,994
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 05/20/2021(3)	$100,000	99,934
Total Short-Term Investment Securities (cost $3,398,225)		3,397,928
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $205,000 and collateralized by $175,800 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and having an approximate value of $209,195. (cost $205,000)	205,000	205,000
TOTAL INVESTMENTS (cost $192,833,900)(4)	99.8%	195,625,449
Other assets less liabilities	0.2	453,857
NET ASSETS	100.0%	$196,079,306

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2020.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
19	Long	E-Mini Russell 2000 Index	December 2020	$1,449,067	$1,429,180	$(19,887)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,915,590	$—	$10,208	$4,925,798
Other Industries	185,684,328	—	—	185,684,328
Exchange-Traded Funds	1,412,395	—	—	1,412,395
Short-Term Investment Securities:
Registered Investment Companies	3,297,994	—	—	3,297,994
U.S. Government Treasuries	—	99,934	—	99,934
Repurchase Agreements	—	205,000	—	205,000
Total Investments at Value	$195,310,307	$304,934	$10,208	$195,625,449
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$19,887	$—	$—	$19,887

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Medical-Drugs	9.9%
Banks-Commercial	5.1
Food-Misc./Diversified	3.1
Cosmetics & Toiletries	3.1
Auto-Cars/Light Trucks	2.7
Insurance-Life/Health	2.6
Diversified Banking Institutions	2.4
Industrial Automated/Robotic	2.2
Enterprise Software/Service	2.1
Oil Companies-Integrated	2.1
Electronic Components-Semiconductors	1.9
Medical Products	1.8
Telephone-Integrated	1.8
Insurance-Multi-line	1.8
Semiconductor Equipment	1.7
Repurchase Agreements	1.6
Diversified Manufacturing Operations	1.6
Semiconductor Components-Integrated Circuits	1.5
Retail-Apparel/Shoe	1.4
Chemicals-Diversified	1.2
Electronic Components-Misc.	1.2
Audio/Video Products	1.2
E-Commerce/Products	1.0
Electric-Integrated	1.0
Beverages-Wine/Spirits	1.0
Food-Retail	1.0
Diversified Minerals	0.9
Apparel Manufacturers	0.9
Insurance-Property/Casualty	0.8
Electric-Distribution	0.8
Power Converter/Supply Equipment	0.8
Machinery-Electrical	0.8
Medical-Biomedical/Gene	0.8
Chemicals-Specialty	0.7
Auto/Truck Parts & Equipment-Original	0.7
Transport-Rail	0.7
Retail-Jewelry	0.7
Internet Content-Information/News	0.7
Miscellaneous Manufacturing	0.7
Food-Dairy Products	0.7
Energy-Alternate Sources	0.7
Medical Instruments	0.7
Computer Services	0.7
Real Estate Management/Services	0.7
Machinery-General Industrial	0.7
Rubber-Tires	0.7
Human Resources	0.6
Electric-Generation	0.6
Finance-Other Services	0.6
Insurance-Reinsurance	0.6
Import/Export	0.6
Dialysis Centers	0.6
Wire & Cable Products	0.6
Distribution/Wholesale	0.6
Building & Construction Products-Misc.	0.6
Cellular Telecom	0.6
E-Commerce/Services	0.5
Medical Labs & Testing Services	0.5
Commercial Services	0.5
Building-Residential/Commercial	0.5
Toys	0.5%
Metal-Copper	0.5
Food-Confectionery	0.5
Metal-Diversified	0.5
Retail-Building Products	0.5
Real Estate Investment Trusts	0.4
Real Estate Operations & Development	0.4
Coatings/Paint	0.4
Entertainment Software	0.4
Aerospace/Defense-Equipment	0.4
Web Portals/ISP	0.4
Athletic Footwear	0.4
Building Products-Air & Heating	0.4
Exchange-Traded Funds	0.4
Industrial Gases	0.4
Networking Products	0.4
Rental Auto/Equipment	0.4
Instruments-Controls	0.4
Machine Tools & Related Products	0.4
Brewery	0.4
Metal Products-Distribution	0.4
Paper & Related Products	0.3
Wireless Equipment	0.3
Investment Companies	0.3
Tobacco	0.3
Textile-Apparel	0.3
Hotels/Motels	0.3
U.S. Government Treasuries	0.3
Electronic Security Devices	0.3
Machinery-Material Handling	0.3
Optical Supplies	0.3
Computer Data Security	0.3
Oil Refining & Marketing	0.3
Soap & Cleaning Preparation	0.3
Diversified Operations	0.3
Investment Management/Advisor Services	0.2
Transport-Services	0.2
E-Marketing/Info	0.2
Food-Catering	0.2
Food-Flour & Grain	0.2
Electric Products-Misc.	0.2
Building-Heavy Construction	0.2
Commercial Services-Finance	0.2
Advertising Agencies	0.2
Internet Content-Entertainment	0.2
Building Products-Cement	0.2
Finance-Leasing Companies	0.2
Machinery-Construction & Mining	0.2
Office Automation & Equipment	0.2
Gas-Distribution	0.1
Advertising Services	0.1
Consulting Services	0.1
Retail-Drug Store	0.1
Containers-Paper/Plastic	0.1
Non-Ferrous Metals	0.1
Finance-Mortgage Loan/Banker	0.1
Registered Investment Companies	0.1
Metal-Aluminum	0.1
Photo Equipment & Supplies	0.1
Gambling (Non-Hotel)	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Multimedia	0.1%
Aerospace/Defense	0.1
Public Thoroughfares	0.1
Auto-Heavy Duty Trucks	0.1
Gold Mining	0.1
Machinery-Farming	0.1
Resorts/Theme Parks	0.1
Security Services	0.1
Retail-Discount	0.1
Computer Aided Design	0.1
Publishing-Periodicals	0.1
Metal-Iron	0.1
Diagnostic Equipment	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
99.4%
Country Allocation*
Japan	21.8%
United Kingdom	12.7
Switzerland	11.3
Germany	11.0
France	7.7
Netherlands	4.7
Australia	3.4
United States	3.3
Hong Kong	2.3
Cayman Islands	2.2
Sweden	2.0
Italy	1.9
Spain	1.8
Denmark	1.8
Norway	1.5
South Korea	1.4
Canada	1.4
Taiwan	1.2
Belgium	1.1
Singapore	0.9
Finland	0.9
Jersey	0.5
Ireland	0.4
Israel	0.4
New Zealand	0.4
Austria	0.4
India	0.3
China	0.3
Indonesia	0.2
Luxembourg	0.1
Bermuda	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.0%
Australia — 3.4%
Afterpay, Ltd.†	1,670	$97,602
AGL Energy, Ltd.	4,893	47,819
AMP, Ltd.	26,838	25,258
Ampol, Ltd.	1,950	33,539
APA Group	9,214	68,321
Aristocrat Leisure, Ltd.	4,488	96,786
ASX, Ltd.	1,512	88,562
Aurizon Holdings, Ltd.	14,968	45,674
AusNet Services	14,552	19,698
Australia & New Zealand Banking Group, Ltd.	59,467	736,218
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	36,292	933,895
BlueScope Steel, Ltd.	3,925	35,831
Brambles, Ltd.	11,853	89,230
Challenger, Ltd.	65,734	180,984
CIMIC Group, Ltd.†	747	9,952
Coca-Cola Amatil, Ltd.	3,958	26,988
Cochlear, Ltd.	513	72,916
Coles Group, Ltd.	10,417	127,047
Commonwealth Bank of Australia	13,825	631,864
Computershare, Ltd.	3,802	33,381
Crown Resorts, Ltd.	2,909	18,372
CSL, Ltd.	9,331	1,922,576
Dexus	8,522	54,386
Evolution Mining, Ltd.	12,645	52,497
Fortescue Metals Group, Ltd.	13,225	154,810
Goodman Group	12,851	165,393
GPT Group	15,212	42,631
IGO, Ltd.	146,136	440,179
Insurance Australia Group, Ltd.	18,048	56,799
LendLease Group	5,165	40,910
Macquarie Group, Ltd.	20,213	1,736,243
Magellan Financial Group, Ltd.	996	40,594
Medibank Private, Ltd.	21,507	38,742
Mirvac Group	30,722	48,116
National Australia Bank, Ltd.	24,961	318,485
Newcrest Mining, Ltd.	6,312	142,267
Northern Star Resources, Ltd.	5,779	56,825
Orica, Ltd.	3,168	35,104
Origin Energy, Ltd.	13,754	42,530
Qantas Airways, Ltd.†	7,131	20,777
QBE Insurance Group, Ltd.	11,474	71,011
Ramsay Health Care, Ltd.	1,430	67,835
REA Group, Ltd.	411	32,475
Rio Tinto, Ltd.	7,246	490,581
Santos, Ltd.	13,828	48,527
Scentre Group	246,716	390,379
SEEK, Ltd.	2,613	39,972
Sonic Healthcare, Ltd.	3,525	83,861
South32, Ltd.	239,482	351,151
Stockland	18,620	50,579
Suncorp Group, Ltd.	9,847	59,818
Sydney Airport	10,327	43,473
Tabcorp Holdings, Ltd.	18,754	45,007
Telstra Corp., Ltd.	32,508	64,849
Security Description	Shares	Value (Note 2)
Australia (continued)
TPG Telecom, Ltd.†	2,898	$15,365
Transurban Group	21,360	216,472
Treasury Wine Estates, Ltd.	5,629	36,118
Vicinity Centres	30,068	29,712
Washington H. Soul Pattinson & Co., Ltd.	841	14,194
Wesfarmers, Ltd.	8,855	282,329
Westpac Banking Corp.	28,205	340,323
WiseTech Global, Ltd.	1,138	21,396
Woodside Petroleum, Ltd.	7,453	94,138
Woolworths Group, Ltd.	9,864	257,882
Worley, Ltd.	67,739	465,421
		12,442,669
Austria — 0.4%
ANDRITZ AG	569	17,529
Erste Group Bank AG†	55,473	1,160,123
OMV AG	1,150	31,415
Raiffeisen Bank International AG†	1,156	17,672
Verbund AG	532	29,045
voestalpine AG	906	23,819
		1,279,603
Belgium — 1.1%
Ageas SA/NV	1,367	55,787
Anheuser-Busch InBev SA NV	5,950	321,167
Colruyt SA	432	28,032
Elia Group SA/NV	241	24,062
Galapagos NV†	331	47,014
Groupe Bruxelles Lambert SA	882	79,496
KBC Group NV	1,951	97,692
Proximus SADP	1,188	21,686
Sofina SA	120	32,739
Solvay SA	579	49,791
Telenet Group Holding NV	355	13,761
UCB SA	11,229	1,275,177
Umicore SA	43,128	1,795,776
		3,842,180
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	5,000	23,399
Dairy Farm International Holdings, Ltd.	2,674	10,122
Hongkong Land Holdings, Ltd.	9,100	33,890
Jardine Matheson Holdings, Ltd.	1,703	67,592
Jardine Strategic Holdings, Ltd.	1,762	34,908
Kerry Properties, Ltd.	5,000	12,776
Pacific Century Premium Developments, Ltd.†	3,564	938
		183,625
Canada — 1.4%
Canadian National Railway Co.	12,007	1,278,745
Element Fleet Management Corp.	96,923	806,509
Magna International, Inc.	18,888	864,126
National Bank of Canada	19,778	982,401
Sun Life Financial, Inc.	26,012	1,059,976
		4,991,757

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands — 2.2%
Alibaba Group Holding, Ltd. ADR†	8,832	$2,596,431
ASM Pacific Technology, Ltd.	2,400	24,531
Baidu, Inc. ADR†	1,751	221,659
BeiGene, Ltd. ADR†	315	90,229
Budweiser Brewing Co. APAC, Ltd.*	13,400	39,144
China Mengniu Dairy Co., Ltd.	195,000	920,295
CK Asset Holdings, Ltd.	20,360	99,338
CK Hutchison Holdings, Ltd.	85,024	515,491
JOYY, Inc. ADR	6,655	536,859
Kingdee International Software Group Co., Ltd.	155,000	402,815
Melco Resorts & Entertainment, Ltd. ADR	1,676	27,905
Microport Scientific Corp.	6,000	23,990
Sands China, Ltd.	18,800	73,156
Sea, Ltd. ADR†	3,006	463,044
Tencent Holdings, Ltd.	27,700	1,844,637
WH Group, Ltd.*	75,000	61,045
Wharf Real Estate Investment Co., Ltd.	13,000	53,217
Wynn Macau, Ltd.†	12,000	19,209
XP, Inc., Class A†	3,170	132,157
		8,145,152
China — 0.3%
PICC Property & Casualty Co., Ltd.	656,000	459,012
Ping An Insurance Group Co. of China, Ltd.	47,500	490,021
		949,033
Denmark — 1.8%
Ambu A/S, Class B	1,276	36,127
AP Moller — Maersk A/S, Series A	25	36,517
AP Moller — Maersk A/S, Series B	51	80,856
Ascendis Pharma A/S ADR†	1,700	262,344
Carlsberg A/S, Class B	804	108,259
Chr. Hansen Holding A/S	824	91,580
Coloplast A/S, Class B	928	146,761
Danske Bank A/S†	5,387	72,970
Demant A/S†	846	26,613
DSV PANALPINA A/S	1,617	263,877
Genmab A/S†	510	185,187
GN Store Nord A/S	1,000	75,665
H. Lundbeck A/S	544	17,932
Novo Nordisk A/S, Class B	18,623	1,293,587
Novozymes A/S, Class B	1,625	102,211
Orsted A/S*	1,477	203,730
Pandora A/S	16,277	1,171,275
Tryg A/S	944	29,753
Vestas Wind Systems A/S	14,681	2,375,481
		6,580,725
Finland — 0.9%
Elisa Oyj	1,111	65,485
Fortum Oyj	3,469	70,212
Kone Oyj, Class B	2,654	233,319
Neste Oyj	3,304	173,737
Security Description	Shares	Value (Note 2)
Finland (continued)
Nokia Oyj†	44,154	$173,066
Nordea Bank Abp†	25,302	192,735
Orion Oyj, Class B	822	37,200
Sampo Oyj, Class A	27,072	1,071,018
Stora Enso Oyj, Class R	64,063	1,003,907
UPM-Kymmene Oyj	4,168	126,857
Wartsila Oyj Abp	3,466	27,273
		3,174,809
France — 7.7%
Accor SA†	1,480	41,395
Aeroports de Paris	232	23,101
Air Liquide SA	9,382	1,488,767
Alstom SA†	18,734	932,720
Amundi SA†*	11,769	829,706
Arkema SA	539	57,182
Atos SE†	767	61,785
AXA SA	85,258	1,573,891
BioMerieux	324	50,719
BNP Paribas SA†	29,084	1,053,598
Bollore SA	6,891	25,721
Bouygues SA	1,780	61,710
Bureau Veritas SA†	2,294	51,526
Capgemini SE	1,257	160,991
Carrefour SA	4,728	75,677
Cie de Saint-Gobain†	4,041	169,665
Cie Generale des Etablissements Michelin SCA	8,650	925,591
CNP Assurances†	1,341	16,759
Covivio	406	28,658
Credit Agricole SA†	9,011	78,763
Danone SA	22,626	1,463,475
Dassault Aviation SA†	20	16,976
Dassault Systemes SE	1,032	192,504
Edenred	1,899	85,199
Eiffage SA†	661	53,874
Electricite de France SA	4,848	51,288
Engie SA†	95,667	1,278,635
EssilorLuxottica SA†	6,967	947,411
Eurazeo SE†	307	16,615
Faurecia SE†	593	25,608
Gecina SA	358	47,363
Getlink SE†	3,436	46,587
Hermes International	247	212,910
ICADE	233	13,079
Iliad SA	116	21,340
Ingenico Group SA†	473	73,190
Ipsen SA	4,739	497,178
JCDecaux SA†	665	11,523
Kering SA	1,577	1,047,735
Klepierre SA	1,536	21,549
L'Oreal SA	5,851	1,903,928
La Francaise des Jeux SAEM*	671	24,644
Legrand SA	8,860	707,326
LVMH Moet Hennessy Louis Vuitton SE	2,169	1,013,998
Natixis SA†	7,394	16,618

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Orange SA	15,580	$162,118
Orpea†	404	45,885
Pernod Ricard SA	1,658	264,600
Peugeot SA†	4,593	82,813
Publicis Groupe SA	1,692	54,832
Remy Cointreau SA	176	32,126
Renault SA†	1,501	38,744
Safran SA†	8,428	829,347
Sanofi	25,990	2,605,992
Sartorius Stedim Biotech	216	74,393
Schneider Electric SE	22,016	2,732,516
SCOR SE†	1,238	34,301
SEB SA	177	28,791
Societe Generale SA†	6,331	83,776
Sodexo SA	691	49,208
Suez SA	2,699	49,965
Teleperformance	2,246	691,685
Thales SA	832	62,299
TOTAL SE	49,878	1,712,463
Ubisoft Entertainment SA†	710	64,162
Valeo SA	1,788	54,647
Veolia Environnement SA	4,209	90,771
Vinci SA	4,024	335,645
Vivendi SA	6,481	180,640
Wendel SE	209	18,959
Worldline SA†*	1,070	87,737
		27,966,893
Germany — 11.0%
adidas AG†	4,800	1,553,583
Allianz SE	11,311	2,169,660
BASF SE	17,827	1,085,561
Bayer AG	27,335	1,708,456
Bayerische Motoren Werke AG	24,525	1,780,763
Bayerische Motoren Werke AG (Preference Shares)	444	24,328
Beiersdorf AG	10,503	1,194,380
Brenntag AG	1,207	76,802
Carl Zeiss Meditec AG	314	39,741
Commerzbank AG†	7,824	38,454
Continental AG	6,298	682,736
Covestro AG*	10,733	532,912
Daimler AG	6,684	360,404
Delivery Hero SE†*	1,009	116,065
Deutsche Bank AG†	15,333	129,277
Deutsche Boerse AG	1,484	260,619
Deutsche Lufthansa AG†	2,334	20,118
Deutsche Post AG	7,725	352,269
Deutsche Telekom AG	26,029	436,044
Deutsche Wohnen SE	34,497	1,726,115
E.ON SE	17,533	193,716
Evonik Industries AG	1,638	42,436
Evotec SE†	10,840	286,817
Fraport AG Frankfurt Airport Services Worldwide†	325	12,870
Security Description	Shares	Value (Note 2)
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	1,664	$140,505
Fresenius SE & Co. KGaA	42,454	1,932,488
Fuchs Petrolub SE (Preference Shares)	543	27,614
GEA Group AG	31,030	1,093,805
Hannover Rueck SE	471	73,014
HeidelbergCement AG	1,162	71,279
Henkel AG & Co. KGaA	812	76,058
Henkel AG & Co. KGaA (Preference Shares)	1,391	145,653
HOCHTIEF AG	193	15,025
Infineon Technologies AG	66,487	1,880,701
KION Group AG	10,403	893,421
Knorr-Bremse AG	13,346	1,576,506
LANXESS AG	649	37,247
LEG Immobilien AG	539	76,943
Merck KGaA	1,009	147,337
METRO AG	1,406	14,043
MTU Aero Engines AG	415	69,022
Muenchener Rueckversicherungs- Gesellschaft AG	7,253	1,841,532
Nemetschek SE	451	33,032
Porsche Automobil Holding SE (Preference Shares)	1,196	71,407
Puma SE†	648	58,386
RWE AG	5,017	188,094
SAP SE	38,109	5,934,463
Sartorius AG (Preference Shares)	278	114,201
Scout24 AG*	840	73,318
Siemens AG	35,570	4,497,673
Siemens Energy AG†	17,784	479,570
Siemens Healthineers AG*	17,354	779,259
Stroeer SE & Co. KGaA†	5,954	463,345
Symrise AG	1,005	139,034
TeamViewer AG†*	1,015	50,121
Telefonica Deutschland Holding AG	8,130	20,853
thyssenkrupp AG†	3,160	15,971
Uniper SE	1,572	50,791
United Internet AG	833	31,875
Volkswagen AG	254	44,402
Volkswagen AG (Preference Shares)	1,449	233,200
Vonovia SE	4,023	276,455
Zalando SE†*	11,918	1,115,545
		39,607,314
Hong Kong — 2.3%
AIA Group, Ltd.	420,200	4,139,465
Bank of East Asia, Ltd.	10,200	18,805
Beijing Enterprises Holdings, Ltd.	76,500	230,420
BOC Hong Kong Holdings, Ltd.	29,000	76,930
CLP Holdings, Ltd.	13,000	121,177
Galaxy Entertainment Group, Ltd.	17,000	115,062
Hang Lung Properties, Ltd.	16,000	40,800
Hang Seng Bank, Ltd.	6,000	89,064

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Henderson Land Development Co., Ltd.	11,062	$40,809
Hong Kong & China Gas Co., Ltd.	83,651	120,211
Hong Kong Exchanges & Clearing, Ltd.	29,263	1,375,489
Link REIT	16,000	130,790
MTR Corp., Ltd.	12,000	59,553
New World Development Co., Ltd.	12,000	58,419
PCCW, Ltd.	33,000	19,723
Power Assets Holdings, Ltd.	11,000	57,854
Sino Land Co., Ltd.	24,000	27,931
SJM Holdings, Ltd.	16,000	18,896
Sun Hung Kai Properties, Ltd.	10,000	128,199
Swire Pacific, Ltd., Class A	4,000	19,396
Swire Properties, Ltd.	9,200	24,309
Techtronic Industries Co., Ltd.	101,000	1,328,115
		8,241,417
India — 0.3%
HDFC Bank, Ltd. ADR†	12,112	605,116
Housing Development Finance Corp., Ltd.	17,981	425,023
		1,030,139
Indonesia — 0.2%
Bank Central Asia Tbk PT	342,400	624,871
Ireland — 0.4%
CRH PLC	6,129	221,325
DCC PLC	7,989	615,672
Flutter Entertainment PLC	1,205	190,938
James Hardie Industries PLC CDI	3,461	82,436
Kerry Group PLC, Class A	1,242	159,439
Kingspan Group PLC†	1,202	109,326
Smurfit Kappa Group PLC	1,770	69,454
		1,448,590
Isle of Man — 0.0%
GVC Holdings PLC†	4,551	57,282
Israel — 0.4%
Azrieli Group, Ltd.	331	14,748
Bank Hapoalim BM	8,868	47,346
Bank Leumi Le-Israel BM	11,346	49,916
Check Point Software Technologies, Ltd.†	7,571	911,094
CyberArk Software, Ltd.†	302	31,233
Elbit Systems, Ltd.	207	25,141
ICL Group, Ltd.	5,500	19,416
Israel Discount Bank, Ltd., Class A	9,090	24,501
Mizrahi Tefahot Bank, Ltd.	1,101	19,510
NICE, Ltd.†	487	110,349
Teva Pharmaceutical Industries, Ltd. ADR†	8,555	77,080
Wix.com, Ltd.†	402	102,450
		1,432,784
Security Description	Shares	Value (Note 2)
Italy — 1.9%
Assicurazioni Generali SpA	8,616	$121,343
Atlantia SpA†	3,869	60,672
DiaSorin SpA	197	39,708
Enel SpA	63,517	551,528
Eni SpA	19,867	155,416
FinecoBank Banca Fineco SpA†	63,527	874,116
Infrastrutture Wireless Italiane SpA*	1,874	20,780
Intesa Sanpaolo SpA†	799,283	1,500,836
Leonardo SpA	3,161	18,483
Mediobanca Banca di Credito Finanziario SpA	4,850	38,033
Moncler SpA†	19,429	795,779
Nexi SpA†*	2,942	58,996
Pirelli & C SpA†*	3,124	13,381
Poste Italiane SpA*	4,080	36,142
Prysmian SpA	67,753	1,970,069
Recordati SpA	817	41,799
Snam SpA	15,907	81,790
Telecom Italia SpA	65,300	26,130
Telecom Italia SpA (RSP)	685,922	277,860
Terna Rete Elettrica Nazionale SpA	10,988	76,984
UniCredit SpA†	16,598	136,879
		6,896,724
Japan — 21.8%
ABC-Mart, Inc.	300	15,616
Acom Co., Ltd.	3,100	13,431
Advantest Corp.	1,600	77,713
Aeon Co., Ltd.	5,100	137,096
Aeon Mall Co., Ltd.	800	11,246
AGC, Inc.	1,500	43,930
Air Water, Inc.	1,400	18,939
Aisin Seiki Co., Ltd.	1,300	41,565
Ajinomoto Co., Inc.	3,600	74,007
Alfresa Holdings Corp.	1,500	32,814
Amada Co., Ltd.	2,500	23,431
ANA Holdings, Inc.†	900	20,852
Aozora Bank, Ltd.	900	14,956
Asahi Group Holdings, Ltd.	3,000	104,489
Asahi Intecc Co., Ltd.	1,500	47,118
Asahi Kasei Corp.	84,500	737,633
Astellas Pharma, Inc.	129,500	1,927,807
Bandai Namco Holdings, Inc.	1,600	116,879
Bank of Kyoto, Ltd.	400	19,324
Benesse Holdings, Inc.	600	15,406
Bridgestone Corp.	4,200	132,664
Brother Industries, Ltd.	1,700	27,001
Calbee, Inc.	700	23,077
Canon, Inc.	7,800	129,463
Casio Computer Co., Ltd.	1,500	24,219
Central Japan Railway Co.	4,800	688,641
Chiba Bank, Ltd.	4,100	22,626
Chubu Electric Power Co., Inc.	5,000	60,816
Chugai Pharmaceutical Co., Ltd.	5,200	233,345
Chugoku Electric Power Co., Inc.	2,300	28,796
Coca-Cola Bottlers Japan Holdings, Inc.	938	15,701

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Concordia Financial Group, Ltd.	8,000	$27,887
Cosmos Pharmaceutical Corp.	156	27,136
CyberAgent, Inc.	13,151	813,317
Dai Nippon Printing Co., Ltd.	1,900	38,485
Dai-ichi Life Holdings, Inc.	8,400	118,552
Daicel Corp.	1,900	13,693
Daifuku Co., Ltd.	748	75,286
Daiichi Sankyo Co., Ltd.	13,200	405,616
Daikin Industries, Ltd.	8,000	1,475,125
Daito Trust Construction Co., Ltd.	500	44,331
Daiwa House Industry Co., Ltd.	4,400	113,051
Daiwa House REIT Investment Corp.	15	38,411
Daiwa Securities Group, Inc.	11,300	47,428
Denso Corp.	12,500	547,532
Dentsu Group, Inc.	1,700	50,230
Disco Corp.	200	48,665
East Japan Railway Co.	2,400	147,883
Eisai Co., Ltd.	2,000	182,502
Electric Power Development Co., Ltd.	25,200	388,877
ENEOS Holdings, Inc.	23,950	85,524
FamilyMart Co., Ltd.	1,400	31,661
FANUC Corp.	1,500	287,756
Fast Retailing Co., Ltd.	500	313,730
Fuji Electric Co., Ltd.	1,000	31,595
FUJIFILM Holdings Corp.	2,800	137,972
Fujitsu, Ltd.	1,500	205,396
Fukuoka Financial Group, Inc.	1,300	21,887
GLP J-REIT	28	43,224
GMO Payment Gateway, Inc.	300	32,263
Hakuhodo DY Holdings, Inc.	1,800	23,261
Hamamatsu Photonics KK	13,700	690,309
Hankyu Hanshin Holdings, Inc.	1,800	57,905
Hikari Tsushin, Inc.	200	47,660
Hino Motors, Ltd.	2,200	14,258
Hirose Electric Co., Ltd.	225	28,969
Hisamitsu Pharmaceutical Co., Inc.	400	20,421
Hitachi Construction Machinery Co., Ltd.	800	28,971
Hitachi Metals, Ltd.	1,700	26,133
Hitachi, Ltd.	7,600	256,802
Honda Motor Co., Ltd.	24,200	570,975
Hoshizaki Corp.	400	31,900
Hoya Corp.	2,900	326,887
Hulic Co., Ltd.	2,400	22,511
Idemitsu Kosan Co., Ltd.	1,479	31,511
Iida Group Holdings Co., Ltd.	1,200	24,262
Inpex Corp.	8,000	42,798
Isetan Mitsukoshi Holdings, Ltd.	2,600	13,791
Isuzu Motors, Ltd.	4,300	37,671
Ito En, Ltd.	419	29,893
ITOCHU Corp.	10,500	268,493
Itochu Techno-Solutions Corp.	800	30,446
Japan Airlines Co., Ltd.†	900	16,895
Japan Airport Terminal Co., Ltd.	400	17,648
Japan Exchange Group, Inc.	4,000	111,938
Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Post Bank Co., Ltd.	3,200	$24,993
Japan Post Holdings Co., Ltd.	12,300	83,898
Japan Post Insurance Co., Ltd.	1,800	28,322
Japan Prime Realty Investment Corp.	6	18,632
Japan Real Estate Investment Corp.	10	51,129
Japan Retail Fund Investment Corp.	20	30,971
Japan Tobacco, Inc.	9,400	171,652
JFE Holdings, Inc.†	3,800	26,577
JGC Holdings Corp.	1,700	17,658
JSR Corp.	1,600	37,950
JTEKT Corp.	1,600	12,539
Kajima Corp.	3,500	41,920
Kakaku.com, Inc.	1,100	29,081
Kamigumi Co., Ltd.	800	15,751
Kansai Electric Power Co., Inc.	5,500	53,315
Kansai Paint Co., Ltd.	1,400	34,773
Kao Corp.	3,800	285,153
Kawasaki Heavy Industries, Ltd.†	1,100	14,887
KDDI Corp.	49,400	1,249,620
Keihan Holdings Co., Ltd.	800	33,178
Keikyu Corp.	1,700	26,112
Keio Corp.	800	49,470
Keisei Electric Railway Co., Ltd.	1,000	28,270
Keyence Corp.	4,600	2,143,796
Kikkoman Corp.	1,100	61,043
Kintetsu Group Holdings Co., Ltd.	1,300	55,458
Kirin Holdings Co., Ltd.	26,000	488,332
Kobayashi Pharmaceutical Co., Ltd.	399	38,622
Kobe Bussan Co., Ltd.	482	26,502
Koito Manufacturing Co., Ltd.	800	40,784
Komatsu, Ltd.	6,800	149,699
Konami Holdings Corp.	700	30,342
Kose Corp.	240	29,345
Kubota Corp.	8,100	144,900
Kuraray Co., Ltd.	2,500	24,280
Kurita Water Industries, Ltd.	800	26,404
Kyocera Corp.	2,500	142,845
Kyowa Kirin Co., Ltd.	2,100	59,648
Kyushu Electric Power Co., Inc.	3,000	27,249
Kyushu Railway Co.	1,200	25,635
Lasertec Corp.†	590	48,795
Lawson, Inc.	400	19,056
LINE Corp.†	500	25,469
Lion Corp.	1,800	37,018
LIXIL Group Corp.	2,100	42,224
M3, Inc.	3,400	211,112
Makita Corp.	1,800	85,855
Marubeni Corp.	12,900	73,189
Marui Group Co., Ltd.	1,500	28,774
Maruichi Steel Tube, Ltd.	400	10,004
Mazda Motor Corp.	4,400	25,729
McDonald's Holdings Co. Japan, Ltd.	500	24,323
Mebuki Financial Group, Inc.	7,200	16,336
Medipal Holdings Corp.	1,400	28,033
MEIJI Holdings Co., Ltd.	900	68,763
Mercari, Inc.†	700	32,344

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Minebea Mitsumi, Inc.	2,800	$52,829
MISUMI Group, Inc.	46,000	1,285,673
Mitsubishi Chemical Holdings Corp.	10,000	57,737
Mitsubishi Corp.	31,600	755,979
Mitsubishi Electric Corp.	100,200	1,352,779
Mitsubishi Estate Co., Ltd.	9,200	139,049
Mitsubishi Gas Chemical Co., Inc.	1,200	22,263
Mitsubishi Heavy Industries, Ltd.	2,500	55,528
Mitsubishi Materials Corp.†	900	17,769
Mitsubishi Motors Corp.	5,200	11,478
Mitsubishi UFJ Financial Group, Inc.	488,200	1,937,384
Mitsubishi UFJ Lease & Finance Co., Ltd.	68,800	318,207
Mitsui & Co., Ltd.	12,700	218,151
Mitsui Chemicals, Inc.	1,400	33,867
Mitsui Fudosan Co., Ltd.	54,700	952,751
Miura Co., Ltd.	686	33,543
Mizuho Financial Group, Inc.	18,840	235,341
MonotaRO Co., Ltd.	1,000	49,805
MS&AD Insurance Group Holdings, Inc.	3,500	94,798
Murata Manufacturing Co., Ltd.	39,400	2,542,162
Nabtesco Corp.	43,300	1,577,667
Nagoya Railroad Co., Ltd.	1,500	41,103
NEC Corp.	1,900	111,218
Nexon Co., Ltd.	45,000	1,117,567
NGK Insulators, Ltd.	2,000	28,536
NGK Spark Plug Co., Ltd.	1,200	20,935
NH Foods, Ltd.	600	26,776
Nidec Corp.	3,500	325,504
Nihon M&A Center, Inc.	1,170	66,738
Nikon Corp.	2,400	16,216
Nintendo Co., Ltd.	3,000	1,705,441
Nippon Building Fund, Inc.	10	56,771
Nippon Express Co., Ltd.	600	34,928
Nippon Paint Holdings Co., Ltd.	1,100	113,201
Nippon Prologis REIT, Inc.	16	54,025
Nippon Shinyaku Co., Ltd.	400	32,979
Nippon Steel Corp.†	6,300	59,504
Nippon Telegraph & Telephone Corp.	100,000	2,045,905
Nippon Yusen KK	1,200	20,803
Nissan Chemical Corp.	1,000	53,344
Nissan Motor Co., Ltd.†	18,100	64,330
Nisshin Seifun Group, Inc.	1,500	23,917
Nissin Foods Holdings Co., Ltd.	500	47,000
Nitori Holdings Co., Ltd.	600	124,794
Nitto Denko Corp.	1,200	78,233
Nomura Holdings, Inc.	24,600	112,219
Nomura Real Estate Holdings, Inc.	900	17,118
Nomura Real Estate Master Fund, Inc.	33	41,489
Nomura Research Institute, Ltd.	2,500	73,475
NSK, Ltd.	2,800	21,432
NTT Data Corp.	72,000	922,993
NTT DOCOMO, Inc.	8,800	326,344
Obayashi Corp.	5,100	46,222
OBIC Co., Ltd.	500	87,978
Security Description	Shares	Value (Note 2)
Japan (continued)
Odakyu Electric Railway Co., Ltd.	2,300	$57,867
Oji Holdings Corp.	6,700	30,748
Olympus Corp.	9,100	188,891
Omron Corp.	8,600	669,883
Ono Pharmaceutical Co., Ltd.	2,900	91,043
Oracle Corp. Japan	300	32,525
Oriental Land Co., Ltd.	1,600	224,148
ORIX Corp.	10,300	128,229
Orix JREIT, Inc.	20	30,854
Osaka Gas Co., Ltd.	2,900	56,500
Otsuka Corp.	800	40,941
Otsuka Holdings Co., Ltd.	21,800	924,555
Pan Pacific International Holdings Corp.	3,200	74,544
Panasonic Corp.	75,300	637,854
Park24 Co., Ltd.	800	12,914
PeptiDream, Inc.†	700	32,891
Persol Holdings Co., Ltd.	1,401	22,787
Pigeon Corp.	900	40,210
Pola Orbis Holdings, Inc.	8,544	161,368
Rakuten, Inc.	6,700	72,377
Recruit Holdings Co., Ltd.	57,200	2,269,547
Renesas Electronics Corp.†	45,721	334,874
Resona Holdings, Inc.	16,300	55,551
Ricoh Co., Ltd.	5,200	35,055
Rinnai Corp.	300	29,309
Rohm Co., Ltd.	700	54,050
Ryohin Keikaku Co., Ltd.	1,900	31,560
Santen Pharmaceutical Co., Ltd.	84,300	1,728,565
SBI Holdings, Inc.	1,800	46,576
SCSK Corp.	408	22,827
Secom Co., Ltd.	1,600	146,198
Sega Sammy Holdings, Inc.	1,400	17,028
Seibu Holdings, Inc.	1,600	17,211
Seiko Epson Corp.	2,200	25,290
Sekisui Chemical Co., Ltd.	57,400	917,575
Sekisui House, Ltd.	4,800	84,892
Seven & i Holdings Co., Ltd.	31,100	961,395
Seven Bank, Ltd.	4,600	11,153
SG Holdings Co., Ltd.	1,272	66,112
Sharp Corp.	1,700	21,062
Shimadzu Corp.	1,700	51,862
Shimamura Co., Ltd.	200	19,551
Shimano, Inc.	600	118,130
Shimizu Corp.	4,300	32,247
Shin-Etsu Chemical Co., Ltd.	2,800	365,461
Shinsei Bank, Ltd.	1,200	14,869
Shionogi & Co., Ltd.	2,100	112,352
Shiseido Co., Ltd.	3,100	177,880
Shizuoka Bank, Ltd.	3,300	22,824
Showa Denko KK	1,100	20,162
SMC Corp.	3,100	1,725,329
SoftBank Corp.	15,000	168,073
SoftBank Group Corp.	22,200	1,370,789
Sohgo Security Services Co., Ltd.	600	28,590
Sompo Holdings, Inc.	2,600	90,059
Sony Corp.	45,600	3,487,712

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Square Enix Holdings Co., Ltd.	700	$46,540
Stanley Electric Co., Ltd.	18,600	533,748
Subaru Corp.	4,800	93,180
SUMCO Corp.	2,012	28,298
Sumitomo Chemical Co., Ltd.	11,600	38,409
Sumitomo Corp.	60,000	719,450
Sumitomo Dainippon Pharma Co., Ltd.	1,400	18,435
Sumitomo Electric Industries, Ltd.	5,900	66,297
Sumitomo Heavy Industries, Ltd.	900	20,938
Sumitomo Metal Mining Co., Ltd.	1,800	55,721
Sumitomo Mitsui Financial Group, Inc.	10,200	283,827
Sumitomo Mitsui Trust Holdings, Inc.	16,300	433,736
Sumitomo Realty & Development Co., Ltd.	2,400	71,004
Sumitomo Rubber Industries, Ltd.	21,700	201,292
Sundrug Co., Ltd.	596	22,439
Suntory Beverage & Food, Ltd.	1,100	41,344
Suzuken Co., Ltd.	500	19,057
Suzuki Motor Corp.	45,200	1,935,985
Sysmex Corp.	1,300	124,064
T&D Holdings, Inc.	4,200	41,537
Taiheiyo Cement Corp.	900	22,970
Taisei Corp.	1,500	50,543
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,785
Taiyo Nippon Sanso Corp.	1,200	18,549
Takeda Pharmaceutical Co., Ltd.	59,000	2,101,697
Takeda Pharmaceutical Co., Ltd. ADR	19,618	349,985
TDK Corp.	1,000	109,354
TechnoPro Holdings, Inc.	8,700	537,987
Teijin, Ltd.	1,400	21,707
Terumo Corp.	26,600	1,059,785
THK Co., Ltd.	22,200	556,975
TIS, Inc.	1,752	37,237
Tobu Railway Co., Ltd.	1,500	46,331
Toho Co., Ltd.	900	37,097
Toho Gas Co., Ltd.	600	29,745
Tohoku Electric Power Co., Inc.	3,300	33,067
Tokio Marine Holdings, Inc.	52,700	2,307,848
Tokyo Century Corp.	300	16,326
Tokyo Electric Power Co. Holdings, Inc.†	11,300	31,067
Tokyo Electron, Ltd.	3,800	994,572
Tokyo Gas Co., Ltd.	2,900	66,255
Tokyu Corp.	3,900	50,620
Tokyu Fudosan Holdings Corp.	4,800	20,665
Toppan Printing Co., Ltd.	2,100	29,578
Toray Industries, Inc.	10,800	49,387
Toshiba Corp.	3,000	76,363
Tosoh Corp.	8,300	134,951
TOTO, Ltd.	1,100	50,470
Toyo Suisan Kaisha, Ltd.	700	36,994
Toyoda Gosei Co., Ltd.	500	11,460
Security Description	Shares	Value (Note 2)
Japan (continued)
Toyota Industries Corp.	1,100	$69,556
Toyota Motor Corp.	61,500	4,067,583
Toyota Tsusho Corp.	1,700	47,477
Trend Micro, Inc.	1,000	61,018
Tsuruha Holdings, Inc.	287	40,617
Unicharm Corp.	3,200	142,957
United Urban Investment Corp.	23	25,650
USS Co., Ltd.	1,700	30,409
Welcia Holdings Co., Ltd.	9,500	417,679
West Japan Railway Co.	1,300	64,254
Yakult Honsha Co., Ltd.	900	49,935
Yamada Holdings Co., Ltd.	5,700	28,422
Yamaha Corp.	1,000	47,866
Yamaha Motor Co., Ltd.	2,200	31,989
Yamato Holdings Co., Ltd.	2,400	63,175
Yamazaki Baking Co., Ltd.	900	15,719
Yaskawa Electric Corp.	26,200	1,023,144
Yokogawa Electric Corp.	1,800	28,596
Yokohama Rubber Co., Ltd.	900	12,810
Z Holdings Corp.	113,600	758,979
ZOZO, Inc.	830	23,149
		78,737,985
Jersey — 0.5%
Amcor PLC CDI	45,245	503,129
Experian PLC	7,093	265,426
Ferguson PLC	1,755	176,582
Glencore PLC†	78,042	161,680
WPP PLC	86,885	678,550
		1,785,367
Luxembourg — 0.1%
ArcelorMittal SA†	5,598	74,655
Aroundtown SA†	8,999	45,233
Eurofins Scientific SE†	103	81,538
Samsonite International SA†*	187,800	191,650
SES SA FDR	2,995	21,189
Tenaris SA	3,688	18,384
		432,649
Netherlands — 4.7%
Aalberts NV	25,230	911,132
ABN AMRO Bank NV CVA†*	3,303	27,620
Adyen NV†*	141	259,843
Aegon NV	13,974	36,292
AerCap Holdings NV†	1,012	25,492
Airbus SE†	4,592	333,309
Akzo Nobel NV	15,566	1,576,445
Altice Europe NV†	4,866	23,305
Argenx SE†	349	91,931
ASML Holding NV	13,481	4,970,910
CNH Industrial NV†	7,991	62,103
Davide Campari-Milano NV	4,536	49,578
EXOR NV	847	46,091
Ferrari NV	984	180,117
Fiat Chrysler Automobiles NV†	8,573	104,953
Heineken Holding NV	900	70,042
Heineken NV	2,024	179,866

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV†	125,442	$888,237
Just Eat Takeaway.com NV†*	987	110,532
Koninklijke Ahold Delhaize NV	8,596	254,404
Koninklijke DSM NV	1,346	221,815
Koninklijke KPN NV	27,899	65,601
Koninklijke Philips NV†	78,752	3,710,025
Koninklijke Vopak NV	549	30,930
NN Group NV	2,251	84,552
NXP Semiconductors NV	9,288	1,159,235
Prosus NV†	3,806	350,982
QIAGEN NV†	1,782	92,553
Randstad NV†	930	48,527
STMicroelectronics NV	4,978	152,164
Unilever NV	11,407	688,643
Wolters Kluwer NV	2,132	182,022
		16,989,251
New Zealand — 0.4%
a2 Milk Co., Ltd.†	5,778	58,849
Auckland International Airport, Ltd.	9,775	47,362
Fisher & Paykel Healthcare Corp., Ltd.	4,488	98,789
Mercury NZ, Ltd.	5,319	17,947
Meridian Energy, Ltd.	10,006	32,639
Ryman Healthcare, Ltd.	3,124	29,218
Spark New Zealand, Ltd.	14,346	44,741
Xero, Ltd.†	13,866	1,013,872
		1,343,417
Norway — 1.5%
Adevinta ASA†	1,872	32,104
DNB ASA†	157,821	2,179,775
Equinor ASA	163,396	2,305,944
Gjensidige Forsikring ASA	1,562	31,709
Mowi ASA	3,433	60,899
Norsk Hydro ASA†	10,503	28,910
Orkla ASA	5,865	59,355
Schibsted ASA, Class B†	765	30,565
Storebrand ASA†	99,356	520,408
Telenor ASA	5,632	94,364
Yara International ASA	1,383	53,251
		5,397,284
Papua New Guinea — 0.0%
Oil Search, Ltd.	15,416	29,278
Portugal — 0.0%
Banco Espirito Santo SA†(1)	59,101	0
EDP — Energias de Portugal SA	21,689	106,603
Galp Energia SGPS SA	3,915	36,289
Jeronimo Martins SGPS SA	1,966	31,586
		174,478
Singapore — 0.9%
Ascendas Real Estate Investment Trust	24,012	57,325
CapitaLand Commercial Trust	21,100	25,543
CapitaLand Mall Trust	20,200	28,761
CapitaLand, Ltd.	20,100	40,161
City Developments, Ltd.	3,600	20,247
Security Description	Shares	Value (Note 2)
Singapore (continued)
DBS Group Holdings, Ltd.	38,100	$560,387
Genting Singapore, Ltd.	47,200	23,190
Jardine Cycle & Carriage, Ltd.	800	10,611
Keppel Corp., Ltd.	11,400	37,393
Mapletree Commercial Trust	16,800	24,043
Mapletree Logistics Trust	20,816	31,270
Oversea-Chinese Banking Corp., Ltd.	136,000	844,933
Singapore Airlines, Ltd.	10,500	26,838
Singapore Exchange, Ltd.	6,300	42,395
Singapore Technologies Engineering, Ltd.	12,200	31,091
Singapore Telecommunications, Ltd.	63,810	99,541
Suntec Real Estate Investment Trust	15,400	16,485
United Overseas Bank, Ltd.	51,100	717,350
UOL Group, Ltd.	3,600	17,632
Venture Corp., Ltd.	2,148	30,457
Wilmar International, Ltd.	226,900	735,031
Yangzijiang Shipbuilding Holdings, Ltd.	20,200	14,729
		3,435,413
South Korea — 1.4%
KT Corp.	12,771	250,459
NAVER Corp.	2,379	602,341
Samsung Electronics Co., Ltd.	63,020	3,175,305
Samsung SDI Co., Ltd.	3,227	1,194,518
		5,222,623
Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	2,089	47,331
Aena SME SA†*	527	73,407
Amadeus IT Group SA	13,199	732,491
Banco Bilbao Vizcaya Argentaria SA	349,905	967,057
Banco Santander SA	129,778	241,771
Bankinter SA	5,265	22,653
CaixaBank SA	28,027	59,425
Cellnex Telecom SA*	2,471	150,177
Enagas SA	1,944	44,787
Endesa SA	2,480	66,327
Ferrovial SA	3,785	91,822
Grifols SA	2,330	67,150
Iberdrola SA	206,190	2,537,752
Industria de Diseno Textil SA	43,684	1,214,533
Mapfre SA	8,417	13,180
Naturgy Energy Group SA	2,306	46,239
Red Electrica Corp. SA	3,380	63,420
Repsol SA	11,618	77,599
Siemens Gamesa Renewable Energy SA	1,862	50,188
Telefonica SA	38,013	130,379
		6,697,688
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	20,500	21,173
HKT Trust & HKT, Ltd.	30,000	39,746

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
SupraNational (continued)
Unibail-Rodamco-Westfield (Euronext Amsterdam)	1,081	$39,887
		100,806
Sweden — 2.0%
Alfa Laval AB†	2,457	54,227
Assa Abloy AB, Class B	41,625	971,571
Atlas Copco AB, Class A	5,244	249,579
Atlas Copco AB, Class B	3,047	126,948
Boliden AB	2,136	63,508
Electrolux AB, Series B	1,761	41,045
Elekta AB, Series B	52,842	664,530
Epiroc AB, Class A	5,147	74,705
Epiroc AB, Class B	3,046	42,364
EQT AB	1,861	36,017
Essity AB, Class B†	4,738	160,101
Evolution Gaming Group AB*	993	65,637
Hennes & Mauritz AB, Class B	6,274	108,218
Hexagon AB, Class B†	2,198	166,116
Husqvarna AB, Class B	3,264	35,939
ICA Gruppen AB	785	39,906
Industrivarden AB, Class C†	1,247	33,228
Investment AB Latour, Class B	1,156	27,103
Investor AB, Class B	3,557	231,945
Kinnevik AB Class B	1,889	76,466
L E Lundbergforetagen AB, Class B†	594	29,382
Lundin Energy AB	1,451	28,740
Nibe Industrier AB, Class B†	2,435	62,759
Sandvik AB†	8,816	171,975
Securitas AB, Class B†	2,445	37,419
Skandinaviska Enskilda Banken AB, Class A†	12,710	112,508
Skanska AB, Class B†	2,657	55,983
SKF AB, Class B	2,973	61,264
Svenska Cellulosa AB SCA, Class B†	4,732	64,864
Svenska Handelsbanken AB, Class A†	140,984	1,184,074
Swedbank AB, Class A†	7,072	110,604
Swedish Match AB	1,267	103,372
Tele2 AB, Class B	3,900	55,065
Telefonaktiebolaget LM Ericsson, Class B	132,678	1,450,653
Telia Co AB	19,163	78,805
Volvo AB, Class B†	11,615	223,085
		7,099,705
Switzerland — 11.3%
ABB, Ltd.	56,029	1,420,055
Adecco Group AG	1,212	64,048
Alcon, Inc.†	23,639	1,342,082
Baloise Holding AG	362	53,250
Banque Cantonale Vaudoise	235	23,823
Barry Callebaut AG	255	566,983
Chocoladefabriken Lindt & Spruengli AG	1	88,995
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	130	1,097,203
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Cie Financiere Richemont SA	20,814	$1,394,138
Clariant AG	1,555	30,572
Coca-Cola HBC AG	1,564	38,661
Credit Suisse Group AG	18,963	189,796
EMS-Chemie Holding AG	64	57,425
Geberit AG	289	171,241
Givaudan SA	72	310,322
Julius Baer Group, Ltd.	1,748	74,519
Kuehne & Nagel International AG	422	81,828
LafargeHolcim, Ltd.	4,089	186,391
Logitech International SA	1,284	99,360
Lonza Group AG	2,414	1,490,115
Nestle SA	94,958	11,265,731
Novartis AG	74,705	6,491,959
Partners Group Holding AG	146	134,345
Roche Holding AG	25,517	8,730,060
Schindler Holding AG (Participation Certificate)	3,459	944,426
Schindler Holding AG	157	42,713
SGS SA	47	125,978
Sika AG	5,045	1,239,406
Sonova Holding AG†	427	108,282
Straumann Holding AG	734	738,452
Swatch Group AG (TRQX)	411	18,453
Swatch Group AG (XEGT)	226	52,644
Swiss Life Holding AG	249	94,078
Swiss Prime Site AG	593	53,822
Swiss Re AG	2,301	170,311
Swisscom AG	202	107,151
Temenos AG	518	69,757
UBS Group AG	28,630	319,616
Vifor Pharma AG	355	48,325
Zurich Insurance Group AG	3,764	1,308,689
		40,845,005
Taiwan — 1.2%
Largan Precision Co., Ltd.	3,000	350,512
Taiwan Semiconductor Manufacturing Co., Ltd.	151,000	2,267,805
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,354	1,569,029
		4,187,346
United Kingdom — 12.7%
3i Group PLC	7,599	97,545
Admiral Group PLC	1,493	50,355
Anglo American PLC	9,580	231,344
Antofagasta PLC	135,807	1,790,577
Ashtead Group PLC	17,381	622,745
ASOS PLC†	17,502	1,161,390
Associated British Foods PLC	2,782	67,015
AstraZeneca PLC	10,248	1,115,401
Auto Trader Group PLC*	7,572	54,772
AVEVA Group PLC	505	31,225
Aviva PLC	140,319	515,978
BAE Systems PLC	25,110	155,318
Barclays PLC†	135,397	170,378
Barratt Developments PLC	7,952	48,621

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	982	$53,425
BHP Group PLC	94,970	2,024,648
BP PLC	158,221	459,380
British American Tobacco PLC	17,916	643,954
British Land Co. PLC	6,875	29,890
BT Group PLC	69,457	88,267
Bunzl PLC	53,753	1,734,258
Burberry Group PLC	61,912	1,239,612
Close Brothers Group PLC	9,546	125,276
Coca-Cola European Partners PLC	1,596	61,941
Compass Group PLC	50,094	751,969
Croda International PLC	1,007	81,301
Diageo PLC	93,735	3,211,192
Direct Line Insurance Group PLC	74,225	258,371
Evraz PLC	3,982	17,755
GlaxoSmithKline PLC	99,681	1,867,213
GlaxoSmithKline PLC ADR	27,908	1,050,457
Great Portland Estates PLC	62,451	481,935
Halma PLC	2,965	89,366
Hargreaves Lansdown PLC	2,593	51,978
Hikma Pharmaceuticals PLC	1,350	45,216
HSBC Holdings PLC	159,048	617,889
Imperial Brands PLC	7,391	130,280
Informa PLC†	11,731	56,878
InterContinental Hotels Group PLC†	1,355	71,139
Intertek Group PLC	1,260	102,491
J Sainsbury PLC	13,862	34,078
JD Sports Fashion PLC	3,420	35,792
Johnson Matthey PLC	25,291	764,807
Kingfisher PLC	245,731	939,139
Land Securities Group PLC	5,501	37,041
Legal & General Group PLC	46,588	112,907
Lloyds Banking Group PLC†	1,897,959	644,080
London Stock Exchange Group PLC	2,470	282,570
M&G PLC	20,304	41,556
Meggitt PLC†	144,789	480,163
Melrose Industries PLC†	467,111	689,189
Mondi PLC	3,792	79,804
National Grid PLC	191,757	2,207,451
Natwest Group PLC†	37,782	51,588
Next PLC	24,753	1,897,020
Ocado Group PLC†	28,748	1,015,951
Pearson PLC	5,876	41,557
Persimmon PLC	20,290	644,439
Prudential PLC	93,445	1,334,090
Reckitt Benckiser Group PLC	5,548	540,892
RELX PLC	15,083	333,861
Rentokil Initial PLC†	14,481	99,662
Rio Tinto PLC	8,762	528,682
Rolls-Royce Holdings PLC	15,080	25,022
Royal Dutch Shell PLC, Class A (London)	32,028	396,417
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	114,062	1,437,588
Royal Dutch Shell PLC, Class B	28,943	350,124
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Royal Dutch Shell PLC, Class B ADR	13,785	$333,873
RSA Insurance Group PLC†	8,079	46,997
Sage Group PLC	8,518	78,887
Schroders PLC	971	33,840
Segro PLC	9,300	111,796
Severn Trent PLC	1,858	58,420
Smith & Nephew PLC	6,831	133,111
Smiths Group PLC	3,094	54,395
Spirax-Sarco Engineering PLC	576	81,893
SSE PLC	8,117	126,371
St James's Place PLC	4,191	50,078
Standard Chartered PLC†	57,803	265,002
Standard Life Aberdeen PLC	17,811	51,855
Taylor Wimpey PLC	28,459	39,601
Tesco PLC	76,482	209,682
THG Holdings, Ltd.†	16,222	125,216
Unilever PLC	90,288	5,563,357
United Utilities Group PLC	5,325	58,884
Vodafone Group PLC	209,084	277,388
Vodafone Group PLC ADR	47,536	637,933
Whitbread PLC	31,585	861,492
WM Morrison Supermarkets PLC	18,782	41,230
		45,745,516
United States — 0.9%
Autoliv, Inc. SDR	6,536	479,136
Booking Holdings, Inc.†	543	928,899
Broadcom, Inc.	2,888	1,052,156
International Flavors & Fragrances, Inc.	0	14
MercadoLibre, Inc.†	816	883,304
		3,343,509
Total Common Stocks (cost $314,581,501)		350,462,887
EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
iShares MSCI EAFE ETF (cost $1,354,645)	24,740	1,574,701
Total Long-Term Investment Securities (cost $315,936,146)		352,037,588
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	311,473	311,473
T. Rowe Price Government Reserve Fund 0.09%(2)	90,052	90,052
		401,525

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.14% due 04/22/2021(3)	$500,000	$499,690
0.16% due 05/20/2021(3)	250,000	249,835
0.17% due 05/20/2021(3)	230,000	229,849
		979,374
Total Short-Term Investment Securities (cost $1,380,609)		1,380,899
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $5,747,000 and collateralized by $4,926,200 of United States Treasury Notes, bearing interest at 2.88%, due 05/15/2028 and having an approximate value of $5,861,987 (cost $5,747,000)	5,747,000	5,747,000
TOTAL INVESTMENTS (cost $323,063,755)(4)	99.4%	359,165,487
Other assets less liabilities	0.6	2,327,965
NET ASSETS	100.0%	$361,493,452

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $4,976,163 representing 1.4% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2020.

(3)  The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
85	Long	MSCI EAFE Index	December 2020	$8,124,853	$7,876,100	$(248,753)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$12,442,669	**	$0	$12,442,669
Portugal	—	174,478	**	0	174,478
Other countries	19,706,448	318,139,292	**	—	337,845,740
Exchange-Traded Funds	1,574,701	—		—	1,574,701
Short-Term Investment Securities:
Registered Investment Companies	401,525	—		—	401,525
U.S. Government Treasuries	—	979,374		—	979,374
Repurchase Agreements	—	5,747,000		—	5,747,000
Total Investments at Value	$21,682,674	$337,482,813		$0	$359,165,487
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$248,753	$—		$—	$248,753

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
United States Treasury Notes	27.2%
Uniform Mtg. Backed Securities	12.5
Diversified Financial Services	12.4
United States Treasury Bonds	9.0
Federal National Mtg. Assoc.	5.5
Government National Mtg. Assoc.	5.4
Repurchase Agreements	4.8
Diversified Banking Institutions	4.0
Federal Home Loan Mtg. Corp.	2.3
Electric-Integrated	2.1
Sovereign	1.5
Cable/Satellite TV	1.4
Telephone-Integrated	1.3
Pipelines	1.2
Medical-Drugs	1.1
Registered Investment Companies	1.0
Cellular Telecom	0.9
Medical-Biomedical/Gene	0.9
Electronic Components-Semiconductors	0.8
Tobacco	0.8
Banks-Super Regional	0.8
Banks-Commercial	0.8
Real Estate Investment Trusts	0.7
Brewery	0.7
Computer Services	0.6
Aerospace/Defense	0.6
Municipal Bonds & Notes	0.5
Insurance-Life/Health	0.5
Television	0.5
Commercial Services-Finance	0.4
Electric-Distribution	0.4
Data Processing/Management	0.4
Retail-Building Products	0.4
Insurance Brokers	0.4
Medical-HMO	0.4
Enterprise Software/Service	0.4
Oil Companies-Exploration & Production	0.4
Oil Companies-Integrated	0.3
Gas-Distribution	0.3
Computers	0.3
Medical Instruments	0.3
Broadcast Services/Program	0.3
Diversified Minerals	0.3
Semiconductor Components-Integrated Circuits	0.3
Machinery-General Industrial	0.3
Food-Misc./Diversified	0.3
E-Commerce/Products	0.3
Pharmacy Services	0.2
Banks-Fiduciary	0.2
Medical Products	0.2
Internet Content-Information/News	0.2
Paper & Related Products	0.2
Retail-Restaurants	0.2
Insurance-Mutual	0.2
Medical-Hospitals	0.2
Beverages-Non-alcoholic	0.2
Chemicals-Diversified	0.2
Auto-Cars/Light Trucks	0.2
Trucking/Leasing	0.2
Oil Refining & Marketing	0.2
Building-Residential/Commercial	0.2
Multimedia	0.2
Oil-Field Services	0.2
Food-Meat Products	0.2
Finance-Credit Card	0.2
Transport-Rail	0.2%
Funeral Services & Related Items	0.2
Insurance-Property/Casualty	0.2
Steel-Producers	0.2
Agricultural Operations	0.2
Medical Labs & Testing Services	0.2
Electric-Generation	0.2
Beverages-Wine/Spirits	0.1
Diversified Manufacturing Operations	0.1
Hazardous Waste Disposal	0.1
Transport-Services	0.1
Applications Software	0.1
Containers-Metal/Glass	0.1
Decision Support Software	0.1
Aerospace/Defense-Equipment	0.1
Rental Auto/Equipment	0.1
Building Products-Air & Heating	0.1
Metal-Iron	0.1
Electric-Transmission	0.1
Federal Home Loan Bank	0.1
Food-Confectionery	0.1
Hotels/Motels	0.1
Food-Wholesale/Distribution	0.1
Web Portals/ISP	0.1
Finance-Commercial	0.1
Finance-Consumer Loans	0.1
Tennessee Valley Authority	0.1
SupraNational Banks	0.1
Airport Development/Maintenance	0.1
Drug Delivery Systems	0.1
Water	0.1
Agricultural Chemicals	0.1
Commercial Services	0.1
Internet Security	0.1
Containers-Paper/Plastic	0.1
Chemicals-Specialty	0.1
Machinery-Farming	0.1
Schools	0.1
Transactional Software	0.1
Retail-Auto Parts	0.1
Savings & Loans/Thrifts	0.1
Building-Heavy Construction	0.1
Batteries/Battery Systems	0.1
Tools-Hand Held	0.1
Gambling (Non-Hotel)	0.1
116.8%
Credit Quality†#
Aaa	60.0%
Aa	1.2
A	8.6
Baa	16.4
Ba	3.3
B	1.4
Caa	0.6
Ca	0.1
Not Rated##	8.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES — 12.2%
Diversified Financial Services — 12.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,598,302
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	242,675	223,605
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.65% (1 ML+0.50%) due 01/25/2036(2)	98,485	93,139
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.69% (1 ML+0.54%) due 11/25/2035(2)	86,649	85,135
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	378,625	381,116
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	135,042	119,658
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.96% (12 MTA+0.94%) due 10/25/2046(2)	47,764	38,407
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	555,007
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	203,877
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(3)	524,712	531,317
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(3)	936,372	948,213
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	430,466	436,395
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 1.73% (3 ML+1.47%) due 04/24/2029*(4)	1,064,920	1,060,609
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 1.34% (3 ML+1.10%) due 04/25/2026*(4)	236,645	236,231
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	102,883
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	134,000	135,999
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 1.42% (3 ML+1.15%) due 07/20/2025*(4)	$15,819	$15,797
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.21% (1 ML+0.06%) due 01/25/2037(2)	9,911	8,482
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.39% (1 ML+0.23%) due 02/20/2047(2)	222,732	217,862
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(1)(3)(5)	9,554,678	297,360
BANK VRS Series 2019-BN24, Class XA 0.77% due 11/15/2062(1)(3)(5)	2,264,117	117,394
BANK VRS Series 2019-BN23, Class XA 0.82% due 12/15/2052(1)(3)(5)	6,826,231	379,302
BANK VRS Series 2017-BNK8, Class XA 0.87% due 11/15/2050(1)(3)(5)	8,557,583	368,088
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(1)(3)(5)	4,585,910	282,648
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(1)(3)(5)	2,911,886	187,226
BANK VRS Series 2020-BN28, Class XA 1.79% due 03/15/2063(1)(3)(5)	4,850,000	723,352
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	537,345
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	257,169
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	986,918	1,022,049
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	698,980	706,155
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	560,397	579,271

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	$882,015	$905,984
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	822,518	855,212
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.32% (1 ML+0.17%) due 01/25/2037(2)	13,991	14,582
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.63% (1 ML+0.48%) due 02/25/2036(2)	39,063	37,963
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.65% (1 ML+0.50%) due 01/25/2036(2)	105,849	119,808
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.33% (1 ML+0.18%) due 10/25/2036(2)	53,571	45,557
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.35% (1 ML+0.20%) due 02/25/2037(2)	141,390	128,045
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 1.25% (1 ML + 1.10%) due 07/25/2029*(2)	90,836	90,653
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.45% (1 ML+ 1.30%) due 03/25/2029*(2)	49,038	49,031
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.58% (1 ML + 1.40%) due 10/15/2029*(2)	428,993	428,207
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(1)(3)(5)	2,625,679	78,691
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(1)(3)(5)	4,495,568	131,874
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(1)(3)(5)	9,229,971	404,060
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.20% due 08/15/2052(1)(3)(5)	2,033,849	136,763
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(1)(3)(5)	$5,800,218	$469,282
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(1)(3)(5)	1,259,883	153,722
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,250,378
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	432,000	449,806
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	346,871
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(3)	1,000,000	1,184,845
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1R 1.42% (3 ML + 1.14%) due 01/15/2029*(4)	680,000	676,685
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(6)	1,277,186	1,311,341
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.07% (1 ML+0.92%) due 10/15/2036*(1)	1,167,636	1,167,286
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.15% (1 ML+1.00%) due 04/15/2034*(1)	200,000	192,561
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.70% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	642,509
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	102,179
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 1.02% (3 ML+0.78%) due 04/27/2027*(4)	1,015,078	1,006,773
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	164,376
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	97,623
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	256,328

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(3)	$1,300,000	$1,462,819
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	255,574	260,641
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	154,234	159,070
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.77% due 12/25/2035(2)(3)	94,525	91,490
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	172,532	162,413
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.23% due 09/25/2047(2)(3)	110,968	102,435
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 1.07% (3 ML+0.80%) due 01/20/2028*(4)	1,524,909	1,511,646
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	854,535	873,482
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(4)	975,000	1,041,208
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,682
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.09% due 07/10/2047(1)(3)(5)	3,411,921	105,659
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.18% due 04/10/2048(1)(3)(5)	2,926,639	118,417
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,148,063
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,386,392
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(3)	304,254	309,344
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(6)	390,898	395,283
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(3)	$980,452	$1,035,267
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(2)(3)	365,513	368,861
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.39% (3 ML+1.15%) due 10/25/2028*(4)	720,000	716,491
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.05% (1 ML+0.90%) due 10/15/2034*(1)	1,040,000	1,033,773
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	903,409
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.47% (1 ML+0.32%) due 11/25/2035(2)	36,248	31,163
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.69% (1 ML+0.54%) due 01/25/2036(2)	98,742	94,232
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.95% (1 ML+0.80%) due 12/25/2035(2)	73,591	59,563
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	127,706	86,467
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.83% (1 ML+0.68%) due 03/25/2035(2)	40,292	36,414
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.28% due 11/20/2035(2)(3)	24,464	20,762
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.54% due 06/20/2035(2)(3)	54,452	55,051
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(1)(3)(5)	9,280,298	261,974

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 2.06% due 01/15/2049(1)(3)(5)	$2,120,160	$156,771
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	237,696
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	740,022	799,524
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,584,415
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	520,351	540,233
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(3)	1,536,000	1,724,817
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(1)(3)(5)	958,895	108,875
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,769,571
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	980,987	994,448
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.30% (1 ML+0.15%) due 12/25/2036(2)	142,424	128,388
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.30% (1 ML+0.15%) due 03/25/2037(2)	12,629	12,003
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	337,450	358,686
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	744,800	787,984
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	481,133
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.94% (12 MTA+0.92%) due 03/19/2046(2)	259,753	226,273
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.88% (1 ML+1.70%) due 11/25/2028*(2)	$232,975	$232,494
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,090,869
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	328,362
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.46% (1 ML+0.31%) due 09/25/2036	495,000	418,502
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.05% (1 ML+1.90%) due 11/26/2029*(2)	777,000	760,987
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	101,137
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	125,000	127,756
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.97% due 09/19/2035(2)(3)	19,877	18,485
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.69% due 04/19/2036(2)(3)	160,661	138,852
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.31% (1 ML+0.16%) due 02/25/2037(2)	17,927	21,129
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.42% (12 MTA+1.40%) due 10/25/2045(2)	142,030	116,805
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,280,688
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	179,937
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,234,926
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.79% due 02/13/2053(1)(3)(5)	5,051,055	255,419

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049	$1,199,000	$1,299,720
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,457,601
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	293,723	293,526
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.20% (1 ML+0.05%) due 12/25/2046	31,380	19,796
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.22% (1 ML+0.07%) due 12/25/2046	66,818	28,753
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.23% (1 ML+0.08%) due 02/25/2037	342,659	143,751
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.24% (1 ML+0.09%) due 12/25/2036	12,573	5,124
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.45% (1 ML+0.30%) due 03/25/2036	15,683	10,701
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.47% (1 ML+0.32%) due 04/25/2047	131,346	78,742
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	93,244	38,882
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	306,619	125,444
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.45% (1 ML+0.30%) due 01/25/2037(2)	378,172	107,808
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.08% due 10/25/2035(2)(3)	61,717	45,763
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.78% due 01/25/2036(2)(3)	5,990	5,954
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.78% due 01/25/2036(2)(3)	77,521	76,678
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.35% (1 ML+0.19%) due 01/19/2038(2)	8,926	8,050
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.40% (1 ML+0.24%) due 12/19/2036(2)	$195,949	$178,796
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	207,432
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	376,638	380,462
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	59,987
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,889
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	47,000	48,033
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.42% (1 ML+0.27%) due 02/25/2036	200,000	193,102
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	475,000	541,646
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.43% (1 ML+0.28%) due 07/25/2035(2)	4,358	3,595
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.55% due 04/25/2037(2)(3)	135,471	96,119
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.70% due 12/25/2036(2)(3)	162,835	147,222
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	400,000	427,112
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	316,919
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	923,772	951,348

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	$277,230	$278,255
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.59% due 05/25/2036(2)(3)	68,995	61,293
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	317,691
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,227,654
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(6)	788,159	790,893
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(6)	1,002,960	1,002,967
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(6)	1,487,796	1,506,183
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.34% (1 ML+0.19%) due 11/25/2046(2)	278,001	249,951
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.65% (1 ML + 1.50%) due 05/01/2024*(2)	951,361	938,114
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 1.65% (1 ML+1.50%) due 04/01/2024*(2)	129,402	133,337
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 1.85% (1 ML+1.70%) due 03/01/2024*(2)	433,224	428,148
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 1.53% (3 ML+1.26%) due 07/20/2026*(4)	252,665	252,350
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.23% due 11/21/2034(2)(3)	44,545	44,945
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.32% due 07/25/2035(2)(3)	$130,600	$91,787
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)	321,036	338,815
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(2)(3)	192,630	194,921
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	662,798	664,641
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(3)	1,506,214	1,573,763
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.50% due 08/25/2058*(3)	853,657	909,783
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.30% (1 ML+0.15%) due 06/25/2036	4,987	4,334
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(1)(3)(5)	1,853,263	59,380
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	856,740
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	52,000	51,852
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.58% due 06/15/2050(1)(3)(5)	1,727,345	109,357
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,618,756
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(1)	755,000	767,499
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.32% (1 ML+0.17%) due 11/25/2036	236,782	93,899

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.05% (1 ML+0.90%) due 12/15/2033*(1)	$300,000	$298,871
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.95% (1 ML+1.80%) due 12/15/2033*(1)	575,000	559,615
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	373,721
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	1,155,000	1,163,291
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(2)	911,071	909,038
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(2)	821,345	821,798
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(3)	408,616	415,975
New Residential Mtg. Loan Trust 2020-NPL2 3.23% due 08/25/2060*(2)(6)	151,539	151,557
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	698,680	731,597
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	743,622	803,379
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	685,648	737,154
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	1,251,128	1,355,668
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	$1,305,085	$1,411,943
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	1,071,258	1,157,478
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	828,353	905,538
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	1,074,716	1,158,548
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(3)	757,968	815,736
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.92% due 06/25/2036(2)(3)	106,491	94,508
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	616,988	619,146
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	394,343	397,688
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 07/25/2058*(2)(3)	748,227	760,765
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.98% (3 ML+0.85%) due 04/17/2027*(4)	355,452	354,801
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	130,602	130,603
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	340,499
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	602,804	603,909

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OZLM, Ltd. FRS Series 2015-12A, Class A1R 1.32% (3 ML+1.05%) due 04/30/2027*(4)	$1,907,147	$1,896,361
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 2.14% (3 ML+1.01%) due 07/17/2029*(4)	325,834	321,530
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.15% (1 ML+2.00%) due 03/27/2024*(2)	542,413	488,172
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(6)	865,000	864,985
Preston Ridge Partners Mtg. Series 2019-3A, Class A1 3.35% due 07/25/2024*(6)	345,971	344,951
Pretium Mtg. Credit Partners I Series 2019-CFL1, Class A1 3.72% due 01/25/2059*(6)	622,155	620,932
Pretium Mtg. Credit Partners I LLC Series 2019-NPL3, Class A1 3.10% due 07/27/2059*(6)	687,705	688,336
PRPM VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(3)	355,173	355,634
RALI Series Trust FRS Series 2006-QA3, Class A2 0.45% (1 ML+0.30%) due 04/25/2036(2)	343,930	317,807
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	61,174	60,478
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	338,398	149,106
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	154,288	93,548
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.27% due 04/25/2037(2)(3)	16,821	15,009
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	229,143	206,619
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.24% (1 ML+0.09%) due 07/25/2036	168,855	81,354
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.25% (3 ML+1.12%) due 07/17/2026*(4)	$83,445	$83,322
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,233,231
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	178,728	183,429
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	29,270	29,432
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.33% (1 ML+0.18%) due 07/25/2037	37,734	35,627
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.40% (1 ML+0.25%) due 11/25/2036	290,000	267,722
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(6)	1,299,268	1,289,047
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.45% (1 ML+0.30%) due 09/25/2034(2)	19,018	17,800
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.38% (1 ML+0.23%) due 02/25/2036(2)	97,934	89,464
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 1.22% (3 ML+0.95%) due 07/14/2026*(4)	924,637	918,990
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.30% (3 ML+1.16%) due 10/20/2026*(4)	202,625	202,258
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,717
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	156,055

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(6)	$1,049,140	$1,049,538
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(6)	511,452	512,446
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(6)	859,403	860,178
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(6)	773,512	788,820
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,233,003
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(6)	841,840	842,206
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(6)	343,764	344,622
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.90% (12 MTA+0.88%) due 10/25/2046(2)	130,752	117,449
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.99% (12 MTA+0.82%) due 12/25/2046(2)	339,787	302,237
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.18% (COFI 11+1.50%) due 11/25/2046(2)	52,579	48,907
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.13% due 06/25/2037(2)(3)	114,062	105,399
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-5, Class 1A1 0.75% (1 ML+0.60%) due 07/25/2036(2)	65,124	41,468
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.85% (12 MTA+0.83%) due 11/25/2046(2)	106,622	92,917
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(1)(3)(5)	6,852,535	266,353
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.23% due 05/15/2048(1)(3)(5)	$2,834,399	$111,104
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(1)(3)	75,000	70,842
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.72% due 10/25/2036(2)(3)	46,330	44,346
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	437,625	460,662
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	803,485
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,025,890	1,032,521
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(1)(3)(5)	358,053	11
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	410,850	421,195
Total Asset Backed Securities (cost $112,766,817)		115,205,738
U.S. CORPORATE BONDS & NOTES — 28.0%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	121,000	124,462
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	29,000	33,942
		158,404
Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	59,000	49,265
Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	235,000	265,269
Boeing Co. Senior Notes 3.25% due 02/01/2035	160,000	150,395

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Boeing Co. Senior Notes 5.04% due 05/01/2027	$1,270,000	$1,398,156
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	280,000	352,273
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	720,000	967,828
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	892,102
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	221,647
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	254,688
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	183,266
		4,685,624
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	820,000	899,623
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	73,000	74,003
		973,626
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	390,000	447,076
Airlines — 0.0%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	80,000	77,200
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	97,000	106,508
		183,708
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	800,000	1,004,559
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	71,000	75,453
		1,080,012
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027*	85,000	85,000
Security Description	Principal Amount(7)	Value (Note 2)
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	$78,000	$70,623
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	97,000	104,518
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	16,000	18,460
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	848,744
General Motors Co. Senior Notes 6.13% due 10/01/2025	175,000	203,290
General Motors Co. Senior Notes 6.80% due 10/01/2027	100,000	121,794
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	122,000	124,820
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	118,000	125,034
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	55,000	56,925
		1,674,208
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	76,765
Cummins, Inc. Senior Notes 0.75% due 09/01/2025	93,000	93,283
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	83,000	83,587
		253,635
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	99,000	104,477
Dana, Inc. Senior Notes 5.38% due 11/15/2027	54,000	55,350
Lear Corp. Senior Notes 5.25% due 05/15/2049	89,000	96,536
		256,363
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	469,000	532,413

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	$240,000	$263,900
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	34,000	36,049
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	81,000	80,771
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	51,000	56,296
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	181,000	269,142
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	67,000	71,695
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	365,000	378,389
Truist Bank Sub. Notes 2.25% due 03/11/2030	1,745,000	1,800,234
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	249,167
		3,738,056
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	970,000	1,026,537
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,105,000	1,169,681
		2,196,218
Banks-Super Regional — 0.8%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	430,000	455,433
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	476,592
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	50,000	52,164
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,900,538
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	713,051
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	1,022,041
Security Description	Principal Amount(7)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	$195,000	$203,990
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	454,000	520,177
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	81,000	110,860
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	364,032
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	250,000	341,217
		7,160,095
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	60,000	60,600
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	150,000	161,280
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	114,608
		336,488
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.50% due 03/15/2051	124,000	123,877
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	133,000	142,462
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	118,000	126,852
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	955,000	1,157,730
		1,550,921
Beverages-Wine/Spirits — 0.0%
Pernod Ricard International Finance LLC Company Guar. Notes 2.75% due 10/01/2050*	151,000	147,537
Brewery — 0.7%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	247,000	304,558
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	501,000	597,415

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	$1,079,000	$1,315,512
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	1,565,000	2,026,111
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	440,191
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	130,000	140,365
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	354,770
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	1,050,000	1,187,253
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	46,503
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	170,000	204,612
		6,617,290
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	700,483
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	571,383
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	22,752
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	825,000	837,627
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	321,000	392,275
Fox Corp. Senior Notes 4.03% due 01/25/2024	125,000	137,616
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	11,000	10,422
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	116,000	113,245
		2,785,803
Security Description	Principal Amount(7)	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	$236,000	$259,417
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	75,000	74,024
		333,441
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	515,000	536,542
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	308,000	322,179
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	174,000	182,304
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	77,000	81,800
		1,122,825
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	125,000	140,504
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	80,375
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	41,000	44,075
Masco Corp. Senior Notes 2.00% due 10/01/2030	131,000	131,049
		175,124
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	1,205,000	1,373,700
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	102,000	110,670
		1,484,370
Cable/Satellite TV — 1.3%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	74,000	75,480
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,800

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	$85,000	$87,444
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	29,085
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	35,000	34,590
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	125,000	142,142
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	24,480
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	320,587
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	69,000	94,627
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,070,000	2,776,394
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	109,000	102,181
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	993,960
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	840,792
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	128,000	144,415
Security Description	Principal Amount(7)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	$85,000	$94,579
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	625,000	730,925
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	61,705
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	324,223
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	464,000	593,060
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	175,000	233,380
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	55,000	72,464
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	86,292
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	273,160
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,709,000	1,838,875
CSC Holdings LLC Senior Notes 3.38% due 02/15/2031*	1,020,000	987,615
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	64,350
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	73,682
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	306,000
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	155,760
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	143,000	190,113
		11,790,160
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	49,000	48,081
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	45,000	49,333

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	$100,000	$101,336
		198,750
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	85,000	88,846
Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	195,000	224,006
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	1,230,000	1,259,299
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	21,000	20,779
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	285,000	282,352
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	315,000	345,650
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	1,507,000	1,709,872
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	460,000	551,851
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,120,000	1,170,400
		5,564,209
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 3.60% due 11/15/2050	455,000	460,554
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	241,000	287,609
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	440,000	483,145
Olin Corp. Senior Notes 9.50% due 06/01/2025*	44,000	51,287
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	203,000	217,723
		1,500,318
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	173,000	179,275
Security Description	Principal Amount(7)	Value (Note 2)
Chemicals-Specialty (continued)
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	$162,000	$182,228
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	67,000	69,331
		430,834
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	82,084
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.30% due 05/15/2050	235,000	248,843
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co Company Guar. Notes 5.63% due 10/01/2028*	36,000	37,235
Nielsen Finance LLC/Nielsen Finance Co Company Guar. Notes 5.88% due 10/01/2030*	57,000	58,995
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	105,000	105,263
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	125,000	127,576
		329,069
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	428,000	456,945
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	135,000	147,077
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	595,000	636,656
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	332,677
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	1,345,000	1,462,688
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	24,000	24,656
S&P Global, Inc. Company Guar. Bonds 2.30% due 08/15/2060	37,000	33,519
		3,094,218

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	$90,000	$95,139
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	455,000	467,080
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	480,000	510,159
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	1,890,000	1,949,866
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,020,000	1,175,605
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	502,000	556,793
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	119,000	139,462
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	70,000	73,325
Tempo Acquisition LLC/ Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	19,000	19,903
Tempo Acquisition LLC/ Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	50,000	51,030
		5,038,362
Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	525,000	537,260
Apple, Inc. Senior Notes 2.05% due 09/11/2026	109,000	116,542
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	186,793
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	644,960
Dell International LLC/ EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	60,000	62,411
Security Description	Principal Amount(7)	Value (Note 2)
Computers (continued)
Dell International LLC/ EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	$148,000	$194,626
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	274,000	276,017
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	118,000	133,434
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	119,000	148,946
HP, Inc. Senior Notes 2.20% due 06/17/2025	395,000	413,771
HP, Inc. Senior Notes 3.00% due 06/17/2027	395,000	427,033
		3,141,793
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	52,000	47,346
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	24,000	25,320
		72,666
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	160,000	161,848
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,119,882
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	63,000	64,103
		1,183,985
Containers-Paper/Plastic — 0.0%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	45,000	48,741
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	173,000	187,522
		236,263
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	152,000	119,320

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	$286,000	$336,574
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	290,000	347,474
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	2,140,000	2,260,246
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	460,000	511,080
		3,455,374
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	1,100,000	1,174,250
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	35,000	36,400
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	7,000	7,105
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	175,000	185,097
		228,602
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	40,000	40,300
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	87,000	90,697
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	73,000	72,999
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	82,000	84,460
		248,156
Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	252,000	256,331
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	118,000	117,293
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	$942,000	$993,177
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,113,412
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	104,000	117,602
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	595,000	724,590
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,799,000	2,227,775
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	100,000	114,572
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	572,859
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	979,687
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	118,000	124,195
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	925,045
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	234,040
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	146,000	164,120
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	625,000	700,377
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	390,000	448,951
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	468,432
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	882,426
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	122,000	141,470
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	75,000	94,124
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	84,000	110,383

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	$173,000	$233,051
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,670,073
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	142,000	157,083
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	113,000	130,974
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	412,436
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	858,992
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	561,000	815,093
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	173,000	173,066
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	401,000	415,177
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	142,000	152,352
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	210,000	227,795
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	337,000	361,642
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,186,947
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,421,000	1,598,358
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,147,688
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,072,448
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	113,000	133,238
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	438,889
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,195,000	1,272,908
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.13% due 07/27/2026	$1,445,000	$1,599,703
Morgan Stanley Senior Notes 3.62% due 04/01/2031	62,000	71,237
Morgan Stanley Senior Notes 3.63% due 01/20/2027	396,000	448,771
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	565,823
Morgan Stanley Senior Notes 3.88% due 01/27/2026	610,000	695,263
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	610,335
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	29,000	34,070
		27,994,273
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	830,000	859,559
General Electric Co. Senior Notes 4.35% due 05/01/2050	49,000	49,961
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	111,000	121,616
		1,031,136
Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	750,000	808,808
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	955,000	974,626
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	460,660
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	75,000	103,399
		1,538,685
E-Commerce/Services — 0.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	100,000	103,750

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	$118,000	$117,206
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	32,000	34,858
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	14,000	15,339
		167,403
Electric-Distribution — 0.4%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	543,055
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	295,263
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031	157,000	156,331
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	387,000	421,591
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	78,203
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	113,000	136,689
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	95,000	94,622
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	425,618
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	901,847
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	397,437
		3,450,656
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	124,000	149,452
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	77,000	75,910
Pattern Energy Operations LP/ Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	67,437
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Generation (continued)
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	$130,000	$136,240
		429,039
Electric-Integrated — 2.1%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	58,000	69,652
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	530,000	564,641
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	543,544
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	122,000	138,556
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	293,000	322,216
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	562,878
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	226,000	241,109
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	38,797
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	34,139
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	387,000	576,778
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	20,000	22,551
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	236,000	300,139
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	233,000	293,996
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	97,835
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	59,509
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	14,695
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	179,284

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	$900,000	$1,121,973
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	142,000	176,949
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	992,817
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	92,617
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	242,078
Exelon Corp. Senior Notes 4.70% due 04/15/2050	154,000	195,860
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	99,379
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	295,000	413,608
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	145,000	185,661
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	865,000	902,977
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	604,445
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	240,059
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	91,000	99,686
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	804,580
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	1,475,000	1,668,893
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	51,000	56,024
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	476,507
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	283,294
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Integrated (continued)
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	$580,000	$600,606
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,210,000	1,151,278
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	105,000	97,317
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	65,000	63,778
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	152,342
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	205,000	208,365
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	151,000	176,221
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	104,000	133,659
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	460,080
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,025,000	1,097,025
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	210,000	210,711
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	533,000	550,769
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	401,310
Southern Co. Senior Notes 3.70% due 04/30/2030	1,030,000	1,176,570
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	79,437
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	32,888
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	118,000	130,123
		19,440,205

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	$715,000	$768,867
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	120,000	131,884
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	210,382
		1,111,133
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	93,000	104,471
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	921,000	1,037,618
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	2,799,000	3,301,693
Intel Corp. Senior Notes 2.45% due 11/15/2029	895,000	974,419
Intel Corp. Senior Notes 3.10% due 02/15/2060	695,000	755,513
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	740,000	765,924
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	615,000	720,743
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	105,000	125,180
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	50,000	50,704
		7,836,265
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	17,724
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	237,000	279,672
		297,396
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	83,000	90,243
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	105,000	112,309
		202,552
Security Description	Principal Amount(7)	Value (Note 2)
Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	$70,000	$73,325
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,425,000	1,682,235
		1,755,560
Entertainment Software — 0.0%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	98,000	91,321
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	107,380
Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	865,000	928,931
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	109,395
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	31,000	29,295
Navient Corp. Senior Notes 5.00% due 03/15/2027	25,000	23,476
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	15,000	15,600
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	96,000	106,529
Synchrony Financial Senior Notes 4.50% due 07/23/2025	487,000	537,596
		821,891
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	79,670
American Express Co. Senior Notes 3.40% due 02/22/2024	105,000	114,155
American Express Co. Senior Notes 4.20% due 11/06/2025	83,000	96,131
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	821,803
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	162,000	172,478

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 0.75% due 08/15/2027	$50,000	$49,621
		1,333,858
Finance-Investment Banker/Broker — 0.0%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	86,003
Finance-Mortgage Loan/Banker — 0.0%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	50,000	52,235
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	48,000	47,580
		99,815
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	32,000	34,200
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	420,000	431,609
Mondelez International, Inc. Senior Sec. Notes 1.50% due 02/04/2031	495,000	482,527
Mondelez International, Inc. Senior Notes 1.88% due 10/15/2032	73,000	72,829
		986,965
Food-Meat Products — 0.1%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	714,481
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	94,000	102,711
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	81,000	94,756
		911,948
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	507,639
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	353,000	431,108
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	136,077
Security Description	Principal Amount(7)	Value (Note 2)
Food-Misc./Diversified (continued)
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	$139,000	$186,137
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	80,000	79,600
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	558,127
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	29,000	30,604
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	50,000	52,125
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	74,000	74,003
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	208,126
		2,263,546
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	56,275
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	70,000	72,208
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	48,038
		176,521
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	117,000	117,402
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	334,000	423,321
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	125,000	169,066
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	46,000	64,572
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	41,000	43,409
		817,770

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	$560,000	$560,700
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	802,286
		1,362,986
Gas-Distribution — 0.3%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	930,000	989,529
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	780,000	869,334
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	975,000	1,110,985
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	84,000	115,886
		3,085,734
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,219,063
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	802,000	797,990
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	65,000	67,275
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	105,000	107,691
		972,956
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	72,000	72,720
Independent Power Producers — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	71,925
Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	124,483
Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	94,000	94,155
Security Description	Principal Amount(7)	Value (Note 2)
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	$740,000	$765,672
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	320,259
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	323,216
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	572,617
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	245,000	264,007
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	666,226
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	92,000	105,736
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	33,000	44,425
		3,062,158
Insurance-Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	132,000	127,037
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	2,015,000	2,346,599
Pacific LifeCorp Senior Notes 3.35% due 09/15/2050*	56,000	56,577
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	284,000	295,851
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	339,591
Unum Group Senior Notes 4.50% due 03/15/2025	261,000	289,914
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	479,675
Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	18,299
		3,953,543
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	188,700

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	$200,000	$215,039
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,265,000	1,330,183
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	90,194
		1,824,116
Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 1.38% due 09/15/2030	77,000	76,154
Progressive Corp. Senior Notes 3.20% due 03/26/2030	310,000	354,491
		430,645
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	85,000	86,700
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	150,000	171,000
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	762,455
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	74,625
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	128,000	132,820
		207,445
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	182,000	182,867
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	136,000	136,134
		319,001
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	189,000	202,251
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	129,000	128,824
Security Description	Principal Amount(7)	Value (Note 2)
Machinery-Farming (continued)
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	$229,000	$246,044
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	238,000	247,327
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	77,000	84,610
		706,805
Machinery-General Industrial — 0.2%
Otis Worldwide Corp. Senior Sec. Notes 2.57% due 02/15/2030	1,895,000	2,036,615
Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 1.95% due 01/30/2028	233,000	242,776
Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	581,330
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	605,672
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	425,000	444,103
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,295,000	1,475,754
		3,106,859
Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,520
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	355,000	382,362
		421,882
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	253,000	287,010
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	390,000	467,225
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	1,300,000	1,426,451
		2,180,686
Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	1,965,000	2,061,361

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	$450,000	$465,533
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	768,000	817,039
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	596,000	640,543
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,983
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	71,000	70,065
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	1,400,000	1,397,566
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	565,601
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	140,000	137,029
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	78,000	73,512
		6,253,232
Medical-Drugs — 0.8%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	850,000	925,843
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	1,080,000	1,189,854
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	107,000	123,046
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	649,000	770,478
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	305,000	371,238
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*	75,000	75,416
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	983,694
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	230,000	285,399
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	104,000	139,339
Security Description	Principal Amount(7)	Value (Note 2)
Medical-Drugs (continued)
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	$115,000	$123,815
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	805,000	915,142
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	700,000	721,408
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	240,000	245,674
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	190,000	196,753
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	76,000	81,114
		7,148,213
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	120,000	139,789
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	73,000	76,480
		216,269
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	300,000	308,929
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	502,414
Centene Corp. Senior Notes 4.63% due 12/15/2029	195,000	210,339
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	155,000	159,129
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	610,000	639,154
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	550,000	613,360
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	76,000	81,566
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	360,000	413,575

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	$105,000	$119,844
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	264,809
		3,313,119
Medical-Hospitals — 0.1%
Acadia Healthcare Co, Inc. Senior Notes 5.00% due 04/15/2029*	14,000	14,193
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	68,000	69,939
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	85,000	90,100
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	219,000
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	69,000	69,086
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	75,000	75,375
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	89,000	86,552
		624,245
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	170,000	186,370
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	36,450
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	47,000	48,175
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	51,600
		136,225
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	48,000	44,520
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	44,770
		89,290
Security Description	Principal Amount(7)	Value (Note 2)
Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	$107,000	$104,593
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	1,165,000	1,257,816
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	163,000	158,943
		1,521,352
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	74,000	74,688
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	100,000	104,337
Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.38% due 10/15/2028	59,000	53,985
Apache Corp. Senior Notes 4.63% due 11/15/2025	8,000	7,625
Apache Corp. Senior Notes 4.88% due 11/15/2027	50,000	47,250
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	32,000	9,120
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	120,000	29,400
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	40,000	40,200
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	73,000	86,015
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	78,000	95,841
Hess Corp. Senior Notes 7.13% due 03/15/2033	44,000	53,008
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,070,095
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	149,000	135,217
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	108,000	111,203

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	$92,000	$98,621
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	70,000	84,119
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	102,000	135,230
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	48,000	43,990
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	68,502
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	111,000	104,109
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	40,000	39,100
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	28,000	27,513
		2,340,143
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	186,000	171,640
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	350,000	391,779
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	355,000	407,242
Chevron Corp. Senior Notes 1.55% due 05/11/2025	235,000	243,519
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	83,000	83,058
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	695,000	850,355
		2,147,593
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	147,000	7,166
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	960,000	1,084,870
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	94,000	63,079
Security Description	Principal Amount(7)	Value (Note 2)
Oil Refining & Marketing (continued)
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	$117,000	$113,782
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	84,000	83,661
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	210,000	230,096
		1,575,488
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	28,000	26,745
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	64,178
Baker Hughes a GE Co. LLC/ Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	48,000	54,542
Halliburton Co. Senior Notes 2.92% due 03/01/2030	117,000	115,289
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	116,000	34,800
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	120,000	134,359
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	82,000	81,282
		511,195
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	70,000	70,175
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	224,000	259,983
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	128,000	135,819
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	309,000	332,678
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	112,440
		911,095

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/ Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	$112,000	$118,840
Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	53,000	50,514
CVS Health Corp Senior Notes 4.13% due 04/01/2040	285,000	324,609
CVS Health Corp Senior Notes 4.25% due 04/01/2050	59,000	69,348
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	204,000	248,551
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	13,000	16,593
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,440,378
		2,149,993
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	21,000	21,000
Pipelines — 1.0%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	44,000	41,800
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	60,000	57,825
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	125,000	129,923
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	19,000	19,490
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	63,426
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	52,000	53,365
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	48,000	53,696
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	42,966
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	19,000	18,240
Security Description	Principal Amount(7)	Value (Note 2)
Pipelines (continued)
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	$113,000	$110,325
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	168,000	165,373
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	210,000	222,520
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	17,000	18,719
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	1,351,000	1,356,122
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	26,035
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	132,000	121,980
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	91,000	96,614
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	92,904
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	21,625
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	176,000	176,971
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	105,000	107,283
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	85,000	84,575
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	109,000	106,275
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	485,000	488,467
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	128,000	115,269
MPLX LP Senior Notes 1.75% due 03/01/2026	265,000	263,806
MPLX LP Senior Notes 2.65% due 08/15/2030	95,000	92,726

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 4.13% due 03/01/2027	$275,000	$302,292
MPLX LP Senior Notes 4.25% due 12/01/2027	560,000	627,644
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	338,007
MPLX LP Senior Notes 5.20% due 12/01/2047	155,000	170,516
MPLX LP Senior Notes 5.50% due 02/15/2049	55,000	61,772
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	76,000	78,850
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	72,000	81,038
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	135,000	133,099
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	237,000	227,983
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	190,000	169,103
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	345,000	396,784
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	50,000	59,413
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	55,000	46,609
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	581,000	654,468
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	305,000	311,678
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	76,000	73,600
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	6,000	5,850
Security Description	Principal Amount(7)	Value (Note 2)
Pipelines (continued)
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	$510,000	$524,775
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*	85,000	91,874
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	36,000	38,390
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	125,000	140,181
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	187,000	220,277
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	119,000	147,144
		9,049,667
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	82,600
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	103,702
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	80,204
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	45,000	45,563
		229,469
Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	54,000	52,884
American Tower Corp. Senior Notes 2.10% due 06/15/2030	330,000	332,138
American Tower Corp. Senior Notes 2.40% due 03/15/2025	555,000	586,538
American Tower Corp. Senior Notes 3.10% due 06/15/2050	110,000	108,794
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	988,000	1,056,754
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	179,000	187,435

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
CTR Partnership LP/ CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	$88,000	$90,200
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	115,000	116,074
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	75,000	73,595
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050	106,000	99,473
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	665,000	692,285
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	640,360
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	48,000	53,198
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	211,213
HAT Holdings I LLC/ HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	21,000	21,053
HAT Holdings I LLC/ HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	81,281
HAT Holdings I LLC/ HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	31,000	33,024
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	101,000	96,678
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	74,000	64,010
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	75,000	80,813
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	57,349
Security Description	Principal Amount(7)	Value (Note 2)
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	$75,000	$74,813
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	137,000	134,209
Prologis LP Senior Notes 1.25% due 10/15/2030	68,000	66,494
Prologis LP Senior Bonds 2.13% due 10/15/2050	50,000	45,022
Prologis LP Senior Notes 3.00% due 04/15/2050	110,000	118,122
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	104,000	112,459
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	83,000	87,214
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	550,000	588,628
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	98,000	89,877
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	105,000	100,538
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	165,000	172,275
Welltower, Inc. Senior Notes 2.75% due 01/15/2031	87,000	89,651
		6,414,451
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	60,000	62,289
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	83,194
		145,483
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	95,000	96,188

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	$120,000	$63,600
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,040,000
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	64,000	57,613
		1,161,213
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	52,000	54,275
Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	68,738
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	75,000	71,122
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	7,000	7,446
		147,306
Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	26,000	26,455
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	120,000	157,278
		183,733
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	59,000	52,538
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	88,000	87,739
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	118,000	132,963
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	335,000	373,557
		594,259
Retail-Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	49,000	57,733
Security Description	Principal Amount(7)	Value (Note 2)
Retail-Building Products — 0.4%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	$1,335,000	$1,516,582
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	985,000	1,098,669
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	480,000	615,921
Lowe's Cos., Inc. Senior Bonds 5.00% due 04/15/2040	265,000	347,368
		3,578,540
Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	66,000	65,948
Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	109,000	124,961
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	57,000	58,069
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	63,900
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	153,000	140,699
Kohl's Corp. Senior Notes 9.50% due 05/15/2025	58,000	68,583
		209,282
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	85,000	86,577
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	122,000	121,309
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	105,000	87,675
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	460,000	491,269
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	830,000	931,969
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	219,000	266,544
		1,985,343

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	$125,000	$135,275
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	259,000	279,385
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	293,000	298,463
		577,848
Schools — 0.1%
Howard University Notes 2.29% due 10/01/2026	100,000	102,095
Howard University Notes 2.70% due 10/01/2029	250,000	255,053
Howard University Notes 2.80% due 10/01/2030	100,000	103,204
Howard University Notes 2.90% due 10/01/2031	100,000	104,398
Howard University Notes 3.48% due 10/01/2041	95,000	96,794
		661,544
Security Services — 0.0%
Brink's Co. Company Guar. Notes 4.63% due 10/15/2027*	45,000	44,930
Brink's Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	30,233
		75,163
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	101,000	115,927
Software Tools — 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	116,000	137,559
Steel-Producers — 0.1%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	59,280
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	52,000	50,879
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	463,000	488,432
Security Description	Principal Amount(7)	Value (Note 2)
Steel-Producers (continued)
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	$39,000	$41,731
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	124,000	136,715
		777,037
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	233,000	296,534
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	39,000	39,074
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,955,000	1,861,515
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	1,177,000	1,156,225
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	355,374
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	526,000	603,645
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	116,000	138,402
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	344,000	415,691
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	61,000	62,671
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	77,000	86,209
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	212,000	211,290
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	67,000	82,644
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	77,294
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,815,000	2,302,029
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,460,111
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,275,000	1,765,696

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	$56,000	$57,803
		10,675,673
Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	49,725
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	115,770
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	456,000	484,738
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	225,000	257,480
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	2,285,000	2,747,617
		3,655,330
Tobacco — 0.8%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	340,000	359,248
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	785,000	842,008
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	700,000	719,546
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	548,702
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	785,000	1,004,574
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	361,786
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,905,000	2,011,713
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	815,000	838,321
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	556,051
		7,241,949
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	105,000	117,680
Security Description	Principal Amount(7)	Value (Note 2)
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	$635,000	$641,747
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	75,739
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.00% due 06/30/2030	87,000	100,218
GATX Corp. Senior Notes 4.35% due 02/15/2024	200,000	218,532
		318,750
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	118,000	122,263
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	91,000	96,462
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	68,000	75,604
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	149,000	186,648
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	880,000	863,676
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	92,802
		1,315,192
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	780,000	937,614
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	171,000	173,505
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	86,000	97,982
		1,209,101
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	585,000	620,667

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	$31,000	$32,957
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	257,000	281,255
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	530,000	597,060
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	84,000	94,185
		1,626,124
Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/ Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	70,000	71,925
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	315,000	345,033
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	56,000	62,789
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	255,000	319,071
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	74,000	79,100
		805,993
Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 1.10% due 08/15/2030	145,000	144,359
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	849,000	794,656
		939,015
Total U.S. Corporate Bonds & Notes (cost $242,755,889)		263,088,366
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	201,000	203,201
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	206,000	230,228
		433,429
Security Description	Principal Amount(7)	Value (Note 2)
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	$150,000	$136,500
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	115,000	131,483
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	445,000	482,471
Yara International ASA Senior Notes 3.15% due 06/04/2030*	51,000	54,575
		805,029
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	538,650
Airlines — 0.0%
Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*	21,524	22,102
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	16,000	16,612
		38,714
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	947,799	831,694
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	45,000	51,413
Banks-Commercial — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	154,000	171,402
Bank of Montreal Senior Notes 2.05% due 11/01/2022	342,000	353,467
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	204,000	215,157
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	284,875
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	215,332
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	456,988

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		$455,000	$511,786
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		203,000	209,424
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		200,000	193,140
ING Groep NV Senior Notes 1.40% due 07/01/2026*		261,000	263,976
Metro Bank PLC Sub. Notes 5.50% due 06/26/2028	GBP	200,000	103,099
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		200,000	224,478
			3,203,124
Banks-Special Purpose — 0.0%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		341,000	343,316
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032		164,000	164,361
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030		1,088,000	1,122,113
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC/ Tyco Fire & Security Finance SCA Senior Notes 1.75% due 09/15/2030		32,000	32,202
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		56,000	57,540
Cellular Telecom — 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*		209,000	217,360
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		200,000	209,580
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*		735,000	768,068
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		66,000	81,944
Security Description	Principal Amount(7)	Value (Note 2)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	$74,000	$95,669
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	895,679
		2,268,300
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	188,618
Chemicals-Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	200,000	215,543
Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	72,000	73,065
Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	50,000	51,000
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	70,000	73,588
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000	84,000
		157,588
Cruise Lines — 0.0%
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	10,000	11,575
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	75,000	66,403
		77,978
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	140,000	156,598
Diversified Banking Institutions — 0.8%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	211,604
Barclays PLC Sub. Notes 3.56% due 09/23/2035	208,000	205,554
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	726,989

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	$250,000	$268,116
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	248,000	274,563
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	257,510
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	151,042
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	223,298
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,776,666
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	675,000	740,696
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	215,756
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	348,935
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	192,116
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	205,914
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	226,000	231,866
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	346,879
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	346,375
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	647,343
		7,371,222
Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	90,000	92,250
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	487,000	514,057
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	$975,000	$940,958
		1,547,265
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	221,017
Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	682,000	680,145
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,332,642
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	200,000	229,901
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	205,000	251,621
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	79,000	84,333
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*	80,000	83,706
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	58,000	67,049
		2,729,397
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	520,724
Electric-Generation — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	215,000	214,462
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	205,522
		419,984
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/ NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	105,000	113,483
NXP BV/NXP Funding LLC/ NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	49,000	56,484
		169,967

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.60% due 04/01/2040	$575,000	$658,647
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	64,000	64,800
Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust Company Guar. Notes 3.88% due 01/23/2028	225,000	207,389
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	76,000	75,816
		283,205
Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,616
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	48,000	48,965
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026	485,000	503,187
		572,768
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	213,371
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	83,000	98,564
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	141,000	152,751
		251,315
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	240,000	268,934
Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes 1.81% due 01/26/2026*	330,000	336,524
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	730,000	742,287
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	240,000	250,317
Security Description	Principal Amount(7)	Value (Note 2)
Internet Content-Information/News (continued)
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	$695,000	$765,172
		2,094,300
Investment Companies — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	218,191
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	60,000	60,157
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	1,160,000	1,157,910
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	310,000	307,434
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	220,000	213,347
		1,738,848
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	49,000	44,398
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	478,543
Endo Dac/Endo Finance LLC/ Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	76,000	55,860
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	316,000	321,709
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	262,000	291,324
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	295,000	297,904
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	345,000	357,531
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	404,000	410,404
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	661,658
		2,919,331

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
Rede D'or Finance SARL Company Guar. Notes 4.50% due 01/22/2030*	$1,220,000	$1,164,185
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	191,750
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	81,391
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	915,000	941,535
		1,022,926
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	85,000	85,630
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	102,000	100,054
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	65,000	58,294
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	540,000	251,100
		495,078
Oil Companies-Integrated — 0.1%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	90,000	81,367
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	371,000	384,880
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	77,000	81,651
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	330,000	375,908
Petro-Canada Senior Notes 5.95% due 05/15/2035	69,000	85,311
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	34,000	26,061
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	34,000	31,875
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	34,000	28,235
Security Description	Principal Amount(7)		Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		$34,000	$26,391
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		65,000	71,000
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	99,937
			1,292,616
Oil-Field Services — 0.1%
Borets Finance DAC Company Guar. Notes 6.00% due 09/17/2026*		985,000	982,734
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		54,000	54,132
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030		960,000	1,034,400
			1,088,532
Petrochemicals — 0.0%
Alpek SAB de CV Company Guar. Notes 4.25% due 09/18/2029*		345,000	340,687
Pipelines — 0.2%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		1,180,000	1,360,860
Real Estate Investment Trusts — 0.0%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		200,000	199,500
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		230,000	252,793
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	204,750
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	41,166
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		100,000	100,720
			141,886
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		71,000	74,550

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		$295,000	$322,626
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,292,000	1,452,876
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		275,000	340,099
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	198,221
TSMC Global, Ltd. Company Guar. Notes 1.38% due 09/28/2030*		200,000	196,001
			2,509,823
Steel-Producers — 0.1%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	390,426
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023		168,000	170,059
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		227,000	236,317
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		162,000	183,840
International Finance Corp. Senior Notes 0.50% due 03/20/2023		259,000	260,322
			850,538
Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		78,000	103,740
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049		510,000	635,087
			738,827
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		375,000	376,275
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		59,000	89,820
Security Description	Principal Amount(7)	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	$31,000	$33,286
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	179,000	190,299
Total Foreign Corporate Bonds & Notes (cost $46,946,744)		47,065,702
U.S. GOVERNMENT AGENCIES — 25.9%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,036,377
Federal Home Loan Mtg. Corp. — 2.3%
2.36% (6 ML+1.49%) due 02/01/2037 FRS	11,584	11,995
2.38% due 01/13/2022	1,097,000	1,128,666
2.50% due 01/01/2028	86,130	91,152
2.50% due 04/01/2028	264,926	280,203
2.50% due 03/01/2031	166,677	174,310
2.50% due 10/01/2032	228,024	238,400
2.50% due 11/01/2032	788,657	845,133
3.00% due 08/01/2027	185,544	195,400
3.00% due 10/01/2042	207,472	227,571
3.00% due 11/01/2042	214,990	229,105
3.00% due 02/01/2043	410,713	432,017
3.00% due 04/01/2043	222,559	237,065
3.00% due 08/01/2043	906,377	970,784
3.00% due 07/01/2045	722,679	762,637
3.00% due 10/01/2045	368,608	388,347
3.00% due 08/01/2046	438,067	460,827
3.47% (12 ML+1.88%) due 11/01/2037 FRS	117,072	123,902
3.50% due 01/01/2032	517,686	550,519
3.50% due 11/01/2041	178,110	192,150
3.50% due 03/01/2042	95,427	103,405
3.50% due 08/01/2042	182,966	201,932
3.50% due 09/01/2043	58,697	64,614
3.50% due 03/01/2045	503,345	538,318
3.50% due 07/01/2045	1,234,315	1,333,459
3.50% due 08/01/2045	278,371	302,900
3.50% due 10/01/2045	443,887	473,290
3.50% due 11/01/2045	571,303	610,104
3.50% due 01/01/2046	20,413	21,890
3.50% due 11/01/2047	590,067	624,932
4.00% due 09/01/2040	136,217	150,081
4.00% due 07/01/2044	225,492	246,238
4.00% due 10/01/2045	201,591	218,572
4.00% due 07/01/2049	154,561	167,808
4.00% due 01/01/2050	370,411	394,797
4.50% due 07/01/2045	731,492	822,509
4.50% due 05/01/2048	395,703	428,740
5.00% due 09/01/2031	342,609	374,695
5.00% due 11/01/2043	279,656	321,748
5.00% due 04/01/2048	297,013	325,613
5.50% due 01/01/2036	106,809	124,102
6.00% due 03/01/2040	8,177	9,658

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.25% due 07/15/2032	$206,000	$322,970
6.75% due 03/15/2031	100,000	156,184
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K013, Class X1 0.64% due 01/25/2021(1)(3)(5)	1,700,000	22
Series K064, Class X1 0.74% due 03/25/2027(1)(3)(5)	5,111,346	179,357
Series K114, Class X1 1.21% due 06/25/2030(1)(3)(5)	2,899,664	271,210
Series K104, Class X1 1.25% due 01/25/2030(1)(3)(5)	2,502,956	223,213
Series K111, Class X1 1.68% due 05/25/2030(1)(3)(5)	1,124,465	144,850
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	382,500	388,265
Series 4961, Class JB 2.50% due 12/15/2042(2)	653,454	681,782
Series 3883, Class PB 3.00% due 05/15/2041(2)	214,856	232,235
Series 4740, Class BA 3.00% due 09/15/2045(2)	298,952	307,938
Federal Home Loan Mtg. Corp. SCRT Series 2020-1, Class MA 2.50% due 08/25/2059(2)	601,786	629,163
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	239,596	271,768
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(2)	84,251	81,134
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	336,280
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(2)	468,457	458,599
Series 2014-HQ2, Class M2 2.35% (1 ML+2.20%) due 09/25/2024(2)	72,819	72,819
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	846,051
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(2)	554,570	545,203
		21,548,631
Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. — 5.5%
1.88% due 09/24/2026	$837,000	$907,174
2.40% (6 ML+1.54%) due 09/01/2035 FRS	111,017	114,765
2.50% due 04/01/2028	190,967	202,575
2.50% due 08/01/2031	642,737	672,695
2.50% due 01/01/2032	747,434	782,266
2.50% due 05/01/2050	780,956	828,654
2.50% due 06/01/2050	977,995	1,026,675
2.50% due 07/01/2050	591,173	620,599
2.63% due 09/06/2024	2,025,000	2,212,448
3.00% due 10/01/2027	237,572	249,718
3.00% due 10/01/2030	244,198	256,172
3.00% due 07/01/2034	757,584	794,385
3.00% due 03/01/2042	363,541	386,814
3.00% due 12/01/2042	116,212	123,846
3.00% due 05/01/2043	260,809	277,809
3.00% due 02/01/2045	193,246	203,554
3.00% due 08/01/2046	368,586	394,047
3.00% due 09/01/2046	237,425	249,729
3.00% due 12/01/2046	368,747	387,829
3.00% due 01/01/2047	162,262	170,455
3.00% due 04/01/2047	1,155,107	1,215,565
3.00% due 09/01/2048	545,071	571,942
3.00% due 11/01/2048	748,685	785,604
3.00% due 06/01/2049	538,991	576,387
3.00% due 03/01/2050	942,658	993,224
3.07% (12 ML+1.57%) due 05/01/2037 FRS	21,040	21,947
3.11% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	40,477	42,672
3.12% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	89,030	93,817
3.28% (12 ML+1.91%) due 08/01/2035 FRS	72,843	76,760
3.32% (12 ML+1.67%) due 07/01/2039 FRS	89,301	93,439
3.50% due 08/01/2026	78,964	83,630
3.50% due 09/01/2026	107,962	114,379
3.50% due 08/01/2027	12,992	13,759
3.50% due 10/01/2028	37,928	41,095
3.50% due 03/01/2042	254,676	276,225
3.50% due 08/01/2042	585,612	632,244
3.50% due 07/01/2045	162,906	174,681
3.50% due 08/01/2045	384,536	413,039
3.50% due 09/01/2045	332,336	354,110
3.50% due 10/01/2045	362,926	397,358
3.50% due 11/01/2045	286,046	304,968
3.50% due 12/01/2045	490,199	522,891
3.50% due 02/01/2046	207,205	221,033
3.50% due 03/01/2046	318,945	338,936
3.50% due 07/01/2046	558,754	606,114
3.50% due 12/01/2047	2,308,372	2,479,140
3.50% due 04/01/2048	1,202,704	1,292,474
3.50% due 08/01/2049	556,945	586,969
3.72% (12 ML+1.77%) due 05/01/2040 FRS	106,908	111,470

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.76% (12 ML+1.83%) due 10/01/2040 FRS	$44,575	$46,429
3.99% (12 ML+1.82%) due 10/01/2040 FRS	26,500	27,617
4.00% due 03/01/2039	310,855	333,343
4.00% due 10/01/2040	93,993	103,559
4.00% due 11/01/2040	182,443	201,216
4.00% due 10/01/2041	170,471	188,366
4.00% due 11/01/2041	134,783	147,622
4.00% due 01/01/2043	590,964	656,830
4.00% due 02/01/2045	530,622	588,292
4.00% due 02/01/2046	32,803	35,539
4.00% due 01/01/2047	577,267	623,436
4.00% due 05/01/2047	110,702	118,728
4.00% due 07/01/2047	1,360,878	1,459,581
4.00% due 08/01/2047	244,518	262,217
4.00% due 06/01/2048	686,236	740,747
4.00% due 09/01/2048	571,053	611,009
4.00% due 01/01/2049	796,858	849,784
4.00% due 03/01/2049	112,089	119,454
4.50% due 10/01/2024	14,810	15,533
4.50% due 08/01/2045	656,231	751,589
4.50% due 06/01/2048	750,549	812,512
4.50% due 11/01/2048	499,695	541,911
4.50% due 12/01/2048	677,589	732,292
5.00% due 05/01/2040	151,852	168,950
5.00% due 06/01/2040	14,492	16,688
5.00% due 07/01/2040	344,487	396,828
5.00% due 02/01/2045	399,890	456,632
5.50% due 12/01/2029	22,759	25,273
5.50% due 08/01/2037	107,924	125,314
5.50% due 06/01/2038	54,692	63,473
6.00% due 11/01/2038	6,144	7,224
6.00% due 06/01/2040	52,258	61,373
6.50% due 10/01/2037	537	603
6.63% due 11/15/2030	871,000	1,338,256
7.25% due 05/15/2030	2,260,000	3,556,340
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(2)	501,846	498,589
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(2)	284,182	283,054
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(2)	288,535	258,365
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(2)	528,937	546,516
Series 2014-C04, Class 1M2 5.05% (1 ML+4.90%) due 11/25/2024(2)	212,961	220,815
Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2015-C04, Class 1M2 5.85% (1 ML+5.70%) due 04/25/2028(2)	$91,266	$94,473
Series 2016-C02, Class 1M2 6.15% (1 ML+6.00%) due 09/25/2028(2)	58,993	62,429
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	441,230	449,329
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	701,847	715,276
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	362,658	368,506
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	178,455	183,876
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	337,056	348,452
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	346,121	357,453
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	533,854	552,464
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	498,013	517,455
Series 2017-72, Class B 3.00% due 09/25/2047(2)	441,706	474,305
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	456,747	491,451
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	552,803	590,372
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	356,331	373,702
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	671,021	723,047
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	552,869	582,459
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	193,466	209,837
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	338,935	348,211
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	200,328	210,464
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	451,502	491,402
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	633,315	667,915
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	474,868	514,919
		51,617,777
Government National Mtg. Assoc. — 5.4%
3.00% due 02/20/2045	175,537	185,338
3.00% due 05/20/2045	140,663	149,332
3.00% due 07/20/2045	32,665	34,518
3.00% due 05/20/2046	524,147	554,446
3.00% due 05/20/2050	984,625	1,034,808
3.00% due October 30 TBA	10,200,000	10,679,918

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.00% due November 30 TBA	$10,100,000	$10,570,281
3.50% due 03/20/2045	115,648	123,448
3.50% due 04/20/2045	175,051	186,866
3.50% due 07/20/2045	56,245	60,052
3.50% due 03/20/2047	279,615	298,279
3.50% due October 30 TBA	8,800,000	9,227,238
3.50% due November 30 TBA	5,500,000	5,792,832
4.00% due 03/15/2039	65,509	70,497
4.00% due 04/15/2039	5,791	6,256
4.00% due 05/15/2039	31,827	33,741
4.00% due 08/15/2039	5,824	6,238
4.00% due 10/15/2039	27,980	30,004
4.00% due 03/15/2040	29,386	31,699
4.00% due 09/15/2040	22,760	24,253
4.00% due 10/15/2040	13,135	14,108
4.00% due 12/15/2040	13,188	14,113
4.00% due 02/15/2041	4,064	4,349
4.00% due 06/15/2041	91,804	101,736
4.00% due 07/15/2041	18,263	19,836
4.00% due 08/15/2041	188,559	201,841
4.00% due 09/15/2041	38,987	42,140
4.00% due 10/15/2041	96,272	103,303
4.00% due 11/15/2041	103,605	110,674
4.00% due 12/15/2041	41,057	44,035
4.00% due 01/15/2042	18,848	20,135
4.00% due 02/15/2042	3,746	3,964
4.00% due 03/15/2042	74,184	80,574
4.00% due 04/15/2042	4,043	4,271
4.00% due 03/20/2044	83,889	91,504
4.00% due 07/20/2045	232,970	252,565
4.00% due 05/20/2048	28,306	30,318
4.50% due 09/15/2033	46,496	51,372
4.50% due 03/15/2039	55,741	62,059
4.50% due 05/15/2039	30,390	33,697
4.50% due 07/15/2039	16,782	18,601
4.50% due 10/15/2039	66,259	73,658
4.50% due 01/15/2040	16,838	18,684
4.50% due 02/15/2040	34,866	38,744
4.50% due 03/15/2040	20,953	22,926
4.50% due 04/15/2040	832	917
4.50% due 05/15/2040	3,172	3,481
4.50% due 07/15/2040	22,684	25,457
4.50% due 04/15/2041	9,848	10,784
4.50% due 05/15/2041	90,056	99,309
4.50% due 06/15/2041	9,360	10,396
4.50% due 07/15/2041	77,730	85,756
4.50% due 08/15/2041	45,361	50,461
4.50% due 04/20/2047	125,453	136,511
4.50% due October 30 TBA	6,800,000	7,286,625
5.00% due 06/15/2033	1,651	1,890
5.00% due 08/15/2033	12,101	13,704
5.00% due 09/15/2033	23,472	26,876
5.00% due 10/15/2033	13,109	14,958
5.00% due 11/15/2033	2,958	3,365
Security Description	Principal Amount(7)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 06/15/2034	$34,991	$39,104
5.00% due 05/15/2035	1,675	1,836
5.00% due 09/15/2035	1,310	1,474
5.00% due 11/15/2035	82,825	90,584
5.00% due 02/15/2036	23,202	25,453
5.00% due 02/20/2036	63,460	72,530
5.00% due 05/15/2036	57,726	64,762
5.00% due 06/15/2036	18,106	19,855
5.00% due 08/15/2038	216,546	240,764
5.50% due 02/15/2032	418	462
5.50% due 03/15/2032	2,508	2,865
5.50% due 12/15/2032	1,715	1,898
5.50% due 01/15/2033	1,515	1,775
5.50% due 02/15/2033	8,990	10,176
5.50% due 03/15/2033	39,051	43,871
5.50% due 04/15/2033	29,167	33,425
5.50% due 06/15/2033	34,644	39,760
5.50% due 07/15/2033	134,514	152,788
5.50% due 08/15/2033	30,938	34,602
5.50% due 09/15/2033	6,838	7,703
5.50% due 12/15/2033	1,315	1,452
5.50% due 01/15/2034	45,553	52,456
5.50% due 02/15/2034	27,196	30,023
6.00% due 04/15/2028	55,261	63,024
6.00% due 01/15/2029	12,082	13,441
6.00% due 03/15/2029	17,495	19,461
6.00% due 12/15/2031	2,945	3,279
6.00% due 04/15/2032	7,688	8,915
6.00% due 09/15/2032	6,767	7,836
6.00% due 10/15/2032	49,187	58,635
6.00% due 11/15/2032	11,667	13,550
6.00% due 01/15/2033	1,657	1,971
6.00% due 02/15/2033	17,228	20,479
6.00% due 03/15/2033	5,959	6,869
6.00% due 09/15/2033	11,657	13,001
6.00% due 01/15/2034	63,793	71,040
6.00% due 03/15/2034	12,951	14,425
6.00% due 05/15/2034	1,427	1,586
6.00% due 07/15/2034	3,703	4,132
6.00% due 08/15/2034	46,376	51,720
6.00% due 09/15/2034	1,703	1,906
6.00% due 11/15/2034	63,276	70,653
6.00% due 03/15/2035	13,899	15,504
6.00% due 08/15/2035	36,302	41,485
6.00% due 01/15/2036	20,360	24,142
6.00% due 02/15/2036	14,140	15,753
6.00% due 04/15/2036	40,110	44,735
6.00% due 05/15/2036	21,160	24,219
6.00% due 06/15/2036	32,758	38,334
6.00% due 07/15/2036	3,751	4,176
6.00% due 08/15/2036	37,165	43,583
6.00% due 09/15/2036	11,762	13,185
6.00% due 10/15/2036	122,316	137,765
6.00% due 11/15/2036	24,513	27,992
6.00% due 12/15/2036	7,991	9,029
6.50% due 09/15/2028	2,429	2,685

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/2031	$970	$1,072
6.50% due 10/15/2031	2,085	2,349
6.50% due 11/15/2031	1,048	1,158
6.50% due 12/15/2031	3,476	3,842
7.50% due 09/15/2030	13,962	14,188
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	563,451	570,297
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	349,831	354,141
		51,134,916
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	877,729
Uniform Mtg. Backed Securities — 12.5%
2.00% due October 15 TBA	11,400,000	11,852,438
2.00% due October 30 TBA	19,540,000	20,202,528
2.00% due November 30 TBA	18,900,000	19,508,024
2.50% due October 30 TBA	5,800,000	6,083,883
2.50% due November 30 TBA	3,800,000	3,980,584
3.00% due October 15 TBA	3,100,000	3,253,063
3.00% due October 30 TBA	9,000,000	9,428,027
3.00% due November 30 TBA	8,000,000	8,382,031
3.50% due October 30 TBA	19,100,000	20,137,816
4.00% due October 30 TBA	10,300,000	10,985,393
4.50% due October 30 TBA	1,300,000	1,406,234
5.50% due October 30 TBA	1,900,000	2,109,148
		117,329,169
Total U.S. Government Agencies (cost $239,202,943)		243,544,599
U.S. GOVERNMENT TREASURIES — 36.2%
United States Treasury Bonds — 9.0%
1.13% due 05/15/2040	1,935,000	1,908,091
1.25% due 05/15/2050	2,004,000	1,905,052
1.38% due 08/15/2050	600,000	588,844
2.00% due 02/15/2050	1,475,000	1,673,434
2.25% due 08/15/2046	1,686,000	1,995,671
2.25% due 08/15/2049	2,738,000	3,265,600
2.38% due 11/15/2049	4,497,000	5,506,366
2.50% due 02/15/2045	1,100,000	1,356,781
2.50% due 02/15/2046	3,448,000	4,267,035
2.50% due 05/15/2046	1,283,000	1,588,665
2.75% due 11/15/2042	413,000	529,818
2.75% due 08/15/2047	568,000	738,910
2.75% due 11/15/2047	704,000	917,153
2.88% due 05/15/2043	1,014,000	1,326,399
2.88% due 08/15/2045	2,423,000	3,190,126
2.88% due 11/15/2046	499,000	661,019
2.88% due 05/15/2049	2,491,000	3,344,265
3.00% due 05/15/2042	875,000	1,165,322
3.00% due 11/15/2045	1,642,000	2,210,607
Security Description	Principal Amount(7)	Value (Note 2)
United States Treasury Bonds (continued)
3.00% due 02/15/2047	$648,000	$878,572
3.00% due 05/15/2047	2,224,000	3,019,775
3.00% due 02/15/2048	1,255,000	1,709,545
3.00% due 08/15/2048	806,000	1,101,103
3.00% due 02/15/2049	1,783,000	2,443,615
3.13% due 02/15/2043	1,267,000	1,719,903
3.13% due 08/15/2044(9)(16)	3,378,000	4,605,956
3.13% due 05/15/2048	626,000	872,536
3.38% due 05/15/2044	869,000	1,228,718
3.38% due 11/15/2048	1,188,000	1,732,995
3.63% due 08/15/2043	2,006,000	2,929,935
3.63% due 02/15/2044	1,706,000	2,497,691
3.75% due 11/15/2043	1,049,000	1,561,125
3.88% due 08/15/2040	640,000	948,750
4.38% due 11/15/2039	1,082,000	1,692,907
4.38% due 05/15/2040	953,000	1,498,444
4.50% due 02/15/2036	1,034,000	1,566,106
4.63% due 02/15/2040	1,159,000	1,868,887
4.75% due 02/15/2041	1,123,000	1,855,099
5.25% due 11/15/2028	1,045,000	1,438,140
5.25% due 02/15/2029	1,966,000	2,723,985
5.38% due 02/15/2031	1,289,000	1,900,419
6.13% due 11/15/2027	544,000	761,154
6.25% due 08/15/2023	1,613,000	1,895,779
6.38% due 08/15/2027	1,217,000	1,707,746
6.75% due 08/15/2026	377,000	517,580
		84,815,623
United States Treasury Notes — 27.2%
0.25% due 06/30/2025	2,161,000	2,160,240
0.25% due 08/31/2025	3,515,000	3,512,254
0.38% due 04/30/2025	3,294,000	3,313,430
0.38% due 07/31/2027	2,703,000	2,689,485
0.50% due 03/15/2023	6,231,000	6,285,035
0.50% due 05/31/2027	3,102,000	3,115,329
0.63% due 03/31/2027	3,002,000	3,041,401
0.63% due 05/15/2030	7,346,000	7,324,192
0.63% due 08/15/2030	3,865,000	3,845,675
1.13% due 07/31/2021	2,131,000	2,148,814
1.13% due 08/31/2021	1,430,000	1,442,848
1.13% due 09/30/2021	2,760,000	2,786,953
1.25% due 10/31/2021	760,000	769,203
1.38% due 08/31/2023	3,211,000	3,325,392
1.50% due 01/31/2022	12,752,000	12,984,126
1.50% due 02/28/2023	6,709,000	6,929,401
1.50% due 09/30/2024	4,507,000	4,738,160
1.50% due 08/15/2026	3,641,000	3,882,216
1.63% due 08/15/2022	3,220,000	3,310,437
1.63% due 11/15/2022	4,550,000	4,693,609
1.63% due 10/31/2023	4,501,000	4,704,424
1.63% due 02/15/2026	2,662,000	2,847,716
1.63% due 05/15/2026	4,204,000	4,505,013
1.63% due 08/15/2029	2,195,000	2,390,492
1.75% due 07/31/2021	120,000	121,617
1.75% due 05/15/2022	4,480,000	4,597,600
1.75% due 05/15/2023	4,495,000	4,683,755
1.75% due 07/31/2024	1,377,000	1,458,544

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.88% due 11/30/2021	$8,203,000	$8,368,983
1.88% due 03/31/2022	1,086,000	1,114,380
1.88% due 10/31/2022	3,569,000	3,698,098
1.88% due 08/31/2024	4,617,000	4,917,646
2.00% due 11/15/2021	4,434,000	4,526,837
2.00% due 11/30/2022	6,690,000	6,959,952
2.00% due 02/15/2023	7,666,000	8,001,687
2.00% due 05/31/2024	2,637,000	2,810,980
2.00% due 02/15/2025	5,373,000	5,784,580
2.00% due 08/15/2025	3,825,000	4,145,194
2.00% due 11/15/2026	6,034,000	6,624,436
2.13% due 08/15/2021	631,000	641,993
2.13% due 02/29/2024	2,824,000	3,011,200
2.13% due 03/31/2024	4,502,000	4,806,940
2.13% due 07/31/2024	4,388,000	4,710,415
2.13% due 09/30/2024	1,983,000	2,134,359
2.13% due 05/15/2025	2,689,000	2,920,086
2.25% due 11/15/2024	3,725,000	4,034,350
2.25% due 12/31/2024	3,515,000	3,815,285
2.25% due 11/15/2025	2,574,000	2,829,791
2.25% due 02/15/2027	1,843,000	2,057,969
2.25% due 08/15/2027	1,496,000	1,678,267
2.25% due 11/15/2027	3,171,000	3,566,384
2.38% due 03/15/2022	788,000	813,702
2.38% due 08/15/2024	5,657,000	6,130,995
2.38% due 05/15/2027	2,595,000	2,925,761
2.50% due 08/15/2023	6,555,000	6,995,926
2.50% due 05/15/2024	3,886,000	4,209,631
2.63% due 03/31/2025	3,886,000	4,300,557
2.63% due 02/15/2029(16)	4,613,000	5,390,363
2.75% due 08/15/2021	1,473,000	1,506,718
2.75% due 02/15/2028	3,272,000	3,807,662
2.88% due 07/31/2025	2,474,000	2,783,830
2.88% due 05/15/2028	1,784,000	2,099,824
3.00% due 10/31/2025	12,380,000	14,074,029
		255,806,171
Total U.S. Government Treasuries (cost $311,511,138)		340,621,794
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	87,694
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	337,710
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	370,389
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	173,040
Florida State Board of Administration Finance Corp Series A Revenue Bonds 1.26% due 07/01/2025	925,000	939,199
Security Description	Principal Amount(7)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	$1,260,000	$1,631,624
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	60,000	61,165
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	641,727	652,919
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	71,705
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	150,000	151,044
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	232,124
Total Municipal Bonds & Notes (cost $4,606,989)		4,708,613
LOANS(10)(11)(12) — 1.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.76% (3 ML +3.50%) due 08/21/2026	138,600	126,027
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.40% (1 ML +2.25%) due 05/30/2025	203,783	192,490
Airlines — 0.0%
SkyMiles IP, Ltd. FRS coupon TBD due 10/20/2027	100,000	100,750
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026	99,250	85,696
		186,446
Applications Software — 0.0%
SS&C Technologies, Inc. FRS BTL-B3 1.90% (1 ML +1.75%) due 04/16/2025	27,361	26,449
SS&C Technologies, Inc. FRS BTL-B5 1.90% (1 ML +1.75%) due 04/16/2025	97,974	94,790
		121,239

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
LOANS(10)(11)(12) (continued)
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML +3.50%) due 04/30/2026		$113,850	$110,862
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	100,000	114,900
			225,762
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.40% (1 ML +4.25%) due 05/06/2024		73,750	72,868
Adient US LLC FRS BTL-B 4.49% (3 ML +4.25%) due 05/06/2024		25,000	24,701
			97,569
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.90% (1 ML +2.75%) due 09/18/2026		96,063	93,901
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.65% (1 ML +2.50%) due 02/01/2027		124,063	121,000
Building Products-Doors & Windows — 0.0%
NCI Building Systems, Inc. FRS BTL 3.90% (1 ML +3.75%) due 04/12/2025		97,750	95,978
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024		290,250	269,973
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		237,095	230,634
			500,607
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 2.89% (1 ML +2.75%) due 01/31/2026		97,250	91,658
CSC Holdings LLC FRS BTL-B 2.40% (1 ML +2.25%) due 07/17/2025		146,032	140,994
Security Description	Principal Amount(7)	Value (Note 2)
Cable/Satellite TV (continued)
LCPR Loan Financing LLC FRS BTL-B 5.15% (1 ML +5.00%) due 10/15/2026	$100,000	$99,917
UPC Broadband Holding BV FRS BTL-B1 coupon TBD due 01/31/2029	50,000	48,287
UPC Broadband Holdings FRS BTL-B2 coupon TBD due 01/31/2029	50,000	48,288
		429,144
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.36% (1 WL +2.25%) due 09/15/2023	78,704	76,383
Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML +2.75%) due 12/23/2024	144,306	134,846
		211,229
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.84% (1 ML +3.69%) due 01/31/2026	97,250	93,360
T-Mobile USA, Inc. FRS BTL 3.15% (1 ML +3.00%) due 04/01/2027	99,750	99,625
		192,985
Chemicals-Specialty — 0.0%
Diamond BC BV FRS BTL 3.26% (3 ML +3.00%) due 09/06/2024	111,838	104,358
Starfruit US HoldCo. LLC FRS BTL-B 3.15% (1 ML +3.00%) due 10/01/2025	144,309	139,258
		243,616
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.25% (1 ML +3.25%) due 03/03/2025	83,730	62,135
AVSC Holding Corp. FRS BTL-B 4.25% (3 ML +3.25%) due 03/03/2025	87,078	64,619
Brightview Landscapes LLC FRS BTL-B 2.69% (1 ML +2.50%) due 08/15/2025	244,743	241,989

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
LOANS(10)(11)(12) (continued)
Commercial Services (continued)
Techem Verwaltungsgesellschaft FRS BTL-B4 2.63% (3 ME +2.63%) due 07/15/2025	EUR	70,979	81,459
			450,202
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/01/2025		103,163	102,082
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML +2.75%) due 06/07/2023		321,799	315,996
WEX, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 05/15/2026		287,374	276,897
			694,975
Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML +3.25%) due 10/01/2026		187,388	181,884
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 2.65% (1 ML +2.50%) due 04/04/2024		96,500	93,984
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Y 2.16% (1 ML +2.00%) due 07/01/2026		98,750	95,609
Flex Acquisition Co, Inc. FRS BTL 4.00% (3 ML +3.00%) due 12/29/2023		85,022	82,811
Reynolds Group Holdings, Inc. FRS BTL 2.90% (3 ML +1.75%) due 02/05/2023		90,841	89,776
Reynolds Group Holdings, Inc. FRS BTL 5.00% (3 ML +1.75%) due 02/05/2023		96,372	95,243
			363,439
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.41% (1 ML +2.25%) due 04/07/2025		107,256	95,458
Security Description	Principal Amount(7)	Value (Note 2)
Cosmetics & Toiletries (continued)
Sunshine Luxembourg VII SARL FRS BTL 4.47% (3 ML +4.25%) due 10/01/2026	$163,763	$162,622
		258,080
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.89% (1 ML +3.75%) due 02/06/2026	199,000	196,910
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 7.18% (3 ML +6.00%) due 10/01/2024	87,750	82,485
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML +4.25%) due 12/17/2026	119,100	115,914
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 07/01/202	89,525	88,182
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 05/29/2025	56,889	56,533
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 10/16/2026	134,325	132,377
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	221,051	206,407
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML +4.00%) due 05/04/2026	100,000	99,578
		438,362
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML +3.00%) due 06/15/2025	97,750	92,089
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	264,338	262,465

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	$38,803	$38,084
Hostess Brands LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	104,192	102,260
		140,344
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.90% (1 ML +1.75%) due 01/15/2027	99,500	95,085
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.40% (1 ML +2.25%) due 01/29/2027	99,750	95,791
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 09/13/2026	133,650	127,469
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	202,650	194,544
Scientific Games International, Inc. FRS BTL-B5 2.90% (1 ML +2.75%) due 08/14/2024	21,983	20,689
Scientific Games International, Inc. FRS BTL-B5 3.61% (3 ML +2.75%) due 08/14/2024	89,862	84,571
		299,804
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.90% (1 ML +3.75%) due 08/13/2026	148,125	147,384
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 3.26% (3 ML +3.00%) due 04/25/2025	171,063	164,990
USI, Inc. FRS BTL 3.22% (3 ML +3.00%) due 05/16/2024	106,700	103,065
		268,055
Security Description	Principal Amount(7)		Value (Note 2)
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.15% (1 ML +3.00%) due 11/03/2023		$286,622	$281,913
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML +3.25%) due 12/31/2025		98,250	94,671
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 09/03/2026		162,938	160,290
			536,874
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML +3.00%) due 08/01/2025		98,250	95,653
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.90% (1 ML +1.75%) due 03/01/2027		122,184	117,984
RBS Global, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 08/21/2024		73,077	72,580
Vertical US Newco, Inc. FRS BTL-B 4.57% (3 ML+4.25%) due 07/30/2027		265,000	262,587
			453,151
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		80,829	78,960
Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 4.90% (1 ML +4.75%) due 09/30/2026		198,500	196,722
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML +3.75%) due 10/10/2025		112,988	80,598
Jaguar Holding Co. II FRS BTL 3.50% (1 ML +2.50%) due 08/18/2022		214,429	213,503
LGC Group Holdings, Ltd. FRS BTL-B 3.25% (1 ME +3.25%) due 04/21/2027	EUR	100,000	114,297

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Medical Labs & Testing Services (continued)
Syneos Health, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 08/01/2024	$114,085	$111,268
		519,666
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 3.15% (1 ML +3.00%) due 06/02/2025	76,624	74,980
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML +4.25%) due 04/29/2024	178,988	170,518
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 11.38% (1 ML +10.38%) due 12/31/2021(8)	130,000	2,681
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	110,537	108,188
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.90% (1 ML +1.75%) due 04/16/2025	19,223	18,582
Victory Capital Holdings, Inc. FRS BTL 2.80% (3 ML +2.50%) due 07/01/2026	80,736	79,491
		98,073
Professional Sports — 0.0%
Delta 2 Lux SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	153,800	148,887
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 5.15% (3 ML +4.00%) due 12/31/2025	98,256	96,316
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.25% (3 ML +5.00%) due 04/16/2026	126,770	116,674
Security Description	Principal Amount(7)		Value (Note 2)
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 5.75% (3 ML +5.00%) due 09/25/2024		$121,250	$120,083
Security Services — 0.0%
Verisure Holding AB FRS BTL-B coupon TBD due 07/20/2026	EUR	115,000	134,476
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.15% (1 ML +2.00%) due 04/30/2028		100,000	96,333
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 03/15/2027		99,250	95,156
Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.66% (1 ML +2.50%) due 01/02/2026		84,964	83,312
Ion Media Networks, Inc. FRS BTL-B1 3.19% (1 ML +3.00%) due 12/18/2024		264,970	263,711
			347,023
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 2.77% (3 ML +2.50%) due 02/28/2025		85,007	56,833
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.90% (1 ML +1.75%) due 08/01/2027		205,088	199,155
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B3 2.65% (1 ML +2.50%) due 08/10/2027		114,713	112,944
Total Loans (cost $11,751,460)			11,246,775
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Abu Dhabi Government Senior Notes 3.13% due 04/16/2030*		350,000	391,258
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		200,000	204,421

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*		$235,000	$229,419
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		200,000	193,212
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		200,000	197,912
Bermuda Senior Notes 2.38% due 08/20/2030*		200,000	202,250
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,113,885
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		510,000	622,200
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		200,000	216,602
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	602,817
Government of Romania Senior Notes 3.00% due 02/14/2031*		100,000	102,612
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	255,000	337,841
Government of Romania Senior Notes 4.00% due 02/14/2051*		572,000	589,160
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	1,041,770
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	183,760
Government of Ukraine Senior Notes 7.75% due 09/01/2023		100,000	101,562
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		200,000	200,002
Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*		200,000	193,754
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		200,000	217,196
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		200,000	248,000
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		100,000	133,000
Security Description	Principal Amount(7)		Value (Note 2)
Sovereign (continued)
Oriental Republic of Uruguay Notes 7.63% due 03/21/2036		$200,000	$311,252
Republic of Argentina Senior Notes 0.13% due 07/09/2035(6)		442,724	166,464
Republic of Argentina Senior Notes 1.00% due 07/09/2029		15,093	6,882
Republic of Armenia Senior Notes 3.95% due 09/26/2029		200,000	193,540
Republic of Belarus Senior Notes 6.88% due 02/28/2023		200,000	193,524
Republic of Colombia Senior Notes 3.13% due 04/15/2031		200,000	205,202
Republic of Colombia Senior Notes 4.50% due 03/15/2029		200,000	224,628
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*		185,000	174,825
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		290,000	260,634
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		200,000	242,396
Republic of Indonesia Senior Notes 2.63% due 06/14/2023	EUR	110,000	135,902
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		100,000	154,484
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		100,000	159,897
Republic of Italy Senior Notes 4.00% due 10/17/2049		244,000	261,472
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	199,654
Republic of Kenya Senior Notes 6.88% due 06/24/2024		200,000	203,236
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	226,332
Republic of Senegal Notes 6.25% due 05/23/2033		480,000	472,627
Republic of Turkey Senior Notes 6.25% due 09/26/2022		200,000	201,534

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Turkey Senior Notes 6.63% due 02/17/2045		$200,000	$174,516
Russian Federation Senior Notes 4.38% due 03/21/2029		200,000	229,471
State of Qatar Senior Notes 3.40% due 04/16/2025*		295,000	323,314
State of Qatar Senior Notes 3.75% due 04/16/2030*		695,000	805,222
State of Qatar Senior Notes 4.82% due 03/14/2049		200,000	269,290
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	226,769
United Mexican States Senior Notes 4.50% due 04/22/2029		622,000	697,579
United Mexican States Senior Notes 4.75% due 03/08/2044		88,000	95,964
Total Foreign Government Obligations (cost $13,772,472)			14,139,243
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(8)(14)		1,359	11,315
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†		165	3,683
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(14)		11,973	9,099
Television — 0.0%
ION Media Networks, Inc.†(8)(14)		22	19,040
Total Common Stocks (cost $48,529)			43,137
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70% (cost $188,874)		7,556	190,563
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		$200,000	192,500
Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086		66,000	86,565
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(15)		1,210,000	1,296,077
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)	$149,000	$154,754
UBS Group AG 7.00% due 02/19/2025(15)	450,000	500,063
		1,950,894
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	110,000	113,303
Electric-Integrated — 0.0%
CMS Energy Corp. 4.75% due 06/01/2050	85,000	90,118
Dominion Resources, Inc. 5.75% due 10/01/2054	95,000	100,700
		190,818
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	130,000	138,083
Prudential Financial, Inc. 5.70% due 09/15/2048	66,000	74,616
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	99,093
		311,792
Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(15)	200,000	203,116
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(15)	148,000	158,360
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)	108,000	43,200
Enterprise Products Operating LLC 5.25% due 08/16/2077	83,000	79,037
		122,237
Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 Company Guar. Notes 5.13% due 09/24/2080*	206,000	202,368
Telephone-Integrated — 0.1%
SoftBank Group Corp. 6.00% due 07/19/2023(15)	1,070,000	984,400
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	196,000	203,813
Total Preferred Securities/Capital Securities (cost $4,567,777)		4,720,166
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(14) (cost $296)	3,100	62

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares/ Principal Amount(7)	Value (Note 2)
OPTIONS — PURCHASED†(17) — 0.0%
Over the Counter Put Options on Interest Rate Swap Contracts (cost $69,639)	2,780,000	$186
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	$131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)	58,000	6
Paragon Offshore Finance Co. Escrow Loans†(8)	587	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,269	9
Total Escrows and Litigation Trusts (cost $1,726)		38
Total Long-Term Investment Securities (cost $988,191,293)		1,044,574,982
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(18) (cost $9,799,115)	9,799,115	9,799,115
REPURCHASE AGREEMENTS — 4.8%
Bank of America Securities LLC Joint Repurchase Agreement(13)	$9,500,000	9,500,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	8,565,000	8,565,000
BNP Paribas SA Joint Repurchase Agreement(13)	8,565,000	8,565,000
Deutsche Bank AG Joint Repurchase Agreement(13)	9,485,000	9,485,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	9,045,000	9,045,000
Total Repurchase Agreements (cost $45,160,000)		45,160,000
TOTAL INVESTMENTS (cost $1,043,150,408)(19)	116.8%	1,099,534,097
Liabilities in excess of other assets	(16.8)	(158,529,389)
NET ASSETS	100.0%	$941,004,708

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $161,766,933 representing 17.2% of net assets.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Loan Obligation

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2020.

(7)  Denominated in United States dollar unless otherwise indicated.

(8)  Securities classified as Level 3 (see Note 2).

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$9,099	$0.76	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	11,315	8.33	0.00
ION Media Networks, Inc.	03/05/2014	22	0	19,040	865.45	0.00
Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	$296	$62	$0.02	0.00
				$39,516		0.00%

(15)  Perpetual maturity — maturity date reflects the next call date.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  Options — Purchased

Over the Counter Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$2,780	$69,639	$186	$(69,453)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(18)  The rate shown is the 7-day yield as of September 30, 2020.

(19)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — European Currency

GBP — Pound Sterling

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2020 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month Libor

1 WL — 1 Week Libor

1 ME — 1 Month Euribor

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Curve Rate

COFI — 11th District Cost of Funds

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
55	Long	Australian 10 Year Bonds	December 2020	$5,810,276	$5,885,141	$74,865
29	Long	U.S. Treasury 5 Year Notes	December 2020	3,647,656	3,654,906	7,250
49	Long	U.S. Treasury Long Bonds	December 2020	8,606,327	8,637,781	31,454
						$113,569
						Unrealized (Depreciation)
40	Short	Euro Bund	December 2020	$8,165,826	$8,184,637	$(18,811)
2	Short	Euro Buxl 30 Year Bonds	December 2020	515,198	522,162	(6,964)
14	Short	Euro-OAT	December 2020	2,755,814	2,766,630	(10,816)
106	Short	U.S. Treasury 10 Year Notes	December 2020	14,744,031	14,790,312	(46,281)
111	Short	U.S. Treasury 10 Year Ultra Bonds	December 2020	17,684,820	17,751,328	(66,508)
1	Short	U.S. Treasury 2 Year Notes	December 2020	220,867	220,961	(94)
						$(149,474)
Net Unrealized Appreciation (Depreciation)						$(35,905)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank USA	EUR	2,441,000	USD	2,889,522	12/16/2020	$22,748	$—
JPMorgan Chase Bank	GBP	142,000	USD	186,612	12/16/2020	3,296	—
Morgan Stanley & Co., Inc.	EUR	422,000	USD	492,148	10/30/2020	—	(2,912)
Standard Chartered Bank	EUR	121,000	USD	143,710	12/16/2020	1,605	—
Unrealized Appreciation (Depreciation)						$27,649	$(2,912)

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	4,485	12/16/2030	USD-3 Month-LIBOR-BBA/Quarterly	0.75%/Semi-annually	$(11,414)	$2,146
USD	7,560	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(6,913)	2,217
					$(18,327)	$4,363

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(1.00)%	Quarterly	12/20/2025	0.55%	$1,130	$(26,175)	$2,529
Markit CDX North America Investment Grade Index	(5.00)	Quarterly	12/20/2025	0.00	3,715	(159,661)	6,160
						$(185,836)	$8,689

Over the Counter Credit Default Swaps on Credit Indices — Buy Protection(1)

							Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America AAA 12 Indices	(0.50)%	Quarterly	08/17/2061	Goldman Sachs International	0.54%	$2,535	$46,076	$(38,297)
Markit CMBX North America AAA 12 Indices	(0.50)	Quarterly	08/17/2061	Goldman Sachs International	0.54	540	1,287	370
Markit CMBX North America AAA 12 Indices	(0.50)	Quarterly	08/17/2061	Goldman Sachs International	0.54	1,425	(5,108)	9,481
							$42,255	$(28,446)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$115,205,738	$—	$115,205,738
U.S. Corporate Bonds & Notes	—	263,088,366	—	263,088,366
Foreign Corporate Bonds & Notes	—	47,065,702	—	47,065,702
U.S. Government Agencies	—	243,544,599	—	243,544,599
U.S. Government Treasuries	—	340,621,794	—	340,621,794
Municipal Bond & Notes	—	4,708,613	—	4,708,613
Loans:
Oil Companies-Exploration & Production	—	—	2,681	2,681
Other Industries	—	11,244,094	—	11,244,094
Foreign Government Obligations	—	14,139,243	—	14,139,243
Common Stocks:
Coal	—	—	11,315	11,315
Finance-Mortgage Loan/Banker	3,683	—	—	3,683
Oil Companies-Exploration & Production	—	—	9,099	9,099
Television	—	—	19,040	19,040
Preferred Securities	190,563	—	—	190,563
Preferred Securities/Capital Securities	—	4,720,166	—	4,720,166
Warrants	—	—	62	62
Options — Purchased	—	186	—	186
Escrows and Litigation Trusts	—	—	38	38
Short-Term Investment Securities	9,799,115	—	—	9,799,115
Repurchase Agreements	—	45,160,000	—	45,160,000
Total Investments at Value	$9,993,361	$1,089,498,501	$42,235	$1,099,534,097
Other Financial Instruments:†
Futures Contracts	$113,569	$—	$—	$113,569
Forward Foreign Currency Contracts	—	27,649	—	27,649
Centrally Cleared Interest Rate Swap Contracts	—	4,363	—	4,363
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	8,689	—	8,689
Over the Counter Credit Default Swaps on Credit Indices — Buy Protection	—	9,851	—	9,851
Total Other Financial Instruments	$113,569	$50,552	$—	$164,121
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$149,474	$—	$—	$149,474
Forward Foreign Currency Contracts	—	2,912	—	2,912
Over the Counter Credit Default Swaps on Credit Indices — Buy Protection	—	38,297	—	38,297
Total Other Financial Instruments	$149,474	$41,209	$—	$190,683

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
United States Treasury Notes	47.3%
Sovereign	35.3
Diversified Financial Services	4.5
Uniform Mtg. Backed Securities	4.2
Federal National Mtg. Assoc.	2.3
United States Treasury Bonds	1.6
Repurchase Agreements	1.4
Federal Home Loan Mtg. Corp.	0.8
SupraNational Banks	0.4
Cable/Satellite TV	0.2
Rental Auto/Equipment	0.2
Medical Labs & Testing Services	0.2
Television	0.2
Insurance-Property/Casualty	0.2
Building Products-Doors & Windows	0.2
Funeral Services & Related Items	0.2
Hazardous Waste Disposal	0.2
Medical-Hospitals	0.1
Chemicals-Specialty	0.1
Pipelines	0.1
Commercial Services-Finance	0.1
Professional Sports	0.1
Retail-Sporting Goods	0.1
Containers-Paper/Plastic	0.1
Medical-Drugs	0.1
Applications Software	0.1
Data Processing/Management	0.1
Consulting Services	0.1
Semiconductor Equipment	0.1
Enterprise Software/Service	0.1
Web Hosting/Design	0.1
Casino Hotels	0.1
Distribution/Wholesale	0.1
Retail-Restaurants	0.1
Insurance Brokers	0.1
Food-Catering	0.1
Food-Wholesale/Distribution	0.1
Computer Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Machinery-General Industrial	0.1
Theaters	0.1
Medical-HMO	0.1
Medical Information Systems	0.1
Cosmetics & Toiletries	0.1
Broadcast Services/Program	0.1
Industrial Gases	0.1
Commercial Services	0.1
Finance-Investment Banker/Broker	0.1
Gas-Distribution	0.1
Cellular Telecom	0.1
Building-Heavy Construction	0.1
Food-Baking	0.1
Aerospace/Defense-Equipment	0.1
Finance-Credit Card	0.1
Telecom Services	0.1
Retail-Building Products	0.1
103.3%
Credit Quality†#
Aaa	62.5%
Aa	16.4
A	3.7
Baa	6.7
Ba	2.0
B	2.7
Caa	0.1
Not Rated##	5.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Principal Amount(8)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 35.3%
Sovereign — 35.3%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(1)	AUD	11,800,000	$9,737,765
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(1)	AUD	3,568,750	3,037,546
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	3,500,000	3,240,767
Federal Republic of Germany Bonds 0.10% due 04/15/2023(1)	EUR	17,526,416	20,948,723
Government of Canada Bonds 2.00% due 12/01/2041(1)	CAD	13,082,434	14,565,414
Government of Canada Bonds 4.25% due 12/01/2021(1)	CAD	6,440,772	5,087,898
Government of France Bonds 0.10% due 03/01/2025(1)	EUR	5,039,744	6,130,062
Government of France Bonds 0.25% due 07/25/2024(1)	EUR	15,002,284	18,493,521
Government of France Bonds 1.10% due 07/25/2022(1)	EUR	15,277,452	18,604,524
Government of France Bonds 2.10% due 07/25/2023*(1)	EUR	6,853,982	8,644,207
Government of Japan Senior Notes 0.10% due 03/10/2025(1)	JPY	472,338,400	4,463,400
Government of Japan Senior Notes 0.10% due 03/10/2027(1)	JPY	2,091,257,768	19,761,509
Government of Japan Senior Notes 0.10% due 03/10/2028(1)	JPY	363,218,400	3,437,083
Government of New Zealand Senior Notes 2.00% due 09/20/2025(1)	NZD	2,566,541	1,920,321
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	860,000	1,227,291
Republic of Italy Senior Notes 2.35% due 09/15/2024*(1)	EUR	18,175,326	23,349,843
Republic of Italy Senior Notes 2.60% due 09/15/2023*(1)	EUR	8,845,283	11,239,793
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(1)	GBP	9,464,442	13,562,886
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026(1)	GBP	5,674,747	8,672,314
Security Description	Principal Amount(8)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022(1)	GBP	3,761,663	$5,369,643
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024(1)	GBP	10,779,347	16,784,768
Total Foreign Government Obligations (cost $217,288,325)			218,279,278
U.S. GOVERNMENT AGENCIES — 7.3%
Federal Home Loan Mtg. Corp. — 0.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K114, Class X1 1.21% due 06/25/2030(2)(3)(4)		6,279,271	587,311
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(5)		961,002	939,505
Series 2018-HQA1, Class M2 2.45% (1 ML+2.30%) due 09/25/2030(5)		2,386,266	2,347,242
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(5)		1,118,456	1,107,753
			4,981,811
Federal National Mtg. Assoc. — 2.3%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 2.30% (1 ML+2.15%) due 10/25/2030(5)		2,770,157	2,716,886
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(5)		398,440	396,860
Series 2018-C02, Class 2M2 2.35% (1 ML+2.20%) due 08/25/2030(5)		2,433,199	2,353,790
Series 2018-C01, Class 1M2 2.40% (1 ML+2.25%) due 07/25/2030(5)		2,573,156	2,539,284
Series 2018-C05, Class 1M2 2.50% (1 ML+2.35%) due 01/25/2031(5)		2,927,295	2,871,254
Series 2018-R07, Class 1M2 2.55% (1 ML+2.40%) due 04/25/2031*(5)		393,732	391,595
Series 2018-C04, Class 2M2 2.70% (1 ML+2.55%) due 12/25/2030(5)		2,583,244	2,537,232
			13,806,901

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Uniform Mtg. Backed Securities — 4.2%
2.00% due October 30 TBA	$12,620,000	$13,047,897
2.00% due November 30 TBA	12,600,000	13,005,349
		26,053,246
Total U.S. Government Agencies (cost $45,323,911)		44,841,958
U.S. GOVERNMENT TREASURIES — 48.9%
United States Treasury Bonds TIPS(1) — 1.6%
0.25% due 02/15/2050	4,548,442	5,376,163
0.75% due 02/15/2045	1,716,187	2,187,870
1.00% due 02/15/2048	1,281,647	1,770,475
1.00% due 02/15/2049	602,258	841,663
		10,176,171
United States Treasury Notes TIPS(1) — 47.3%
0.13% due 04/15/2025	6,699,572	7,130,421
0.13% due 07/15/2026	30,369,075	32,944,515
0.13% due 07/15/2030	7,699,248	8,564,611
0.25% due 07/15/2029	36,332,765	40,652,485
0.38% due 01/15/2027	15,518,207	17,076,696
0.63% due 01/15/2026	82,650,430	91,120,485
0.88% due 01/15/2029(14)	81,158,566	94,565,580
		292,054,793
Total U.S. Government Treasuries (cost $287,795,230)		302,230,964
ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	304,800	280,848
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 1.14% (3 ML+0.87%) due 04/20/2028*(6)	3,435,993	3,405,419
Atrium XIII FRS Series 13A, Class A1 1.44% (3 ML+1.18%) due 11/21/2030*(6)	3,700,000	3,672,886
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(2)(3)(4)	6,988,724	449,354
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 3.20% due 08/25/2035(2)(5)	937,225	920,985
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(2)(3)(4)	7,628,981	617,243
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 1.28% (3 ML+1.00%) due 01/15/2031*(6)	1,970,951	1,934,784
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	$843,000	$852,527
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(2)	1,144,120	1,148,632
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(2)(3)(4)	2,094,771	237,844
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 1.25% (3 ML+0.97%) due 04/15/2031*(6)	2,045,000	2,019,356
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 1.38% (3 ML+1.10%) due 01/15/2031*(6)	2,500,000	2,478,533
LCM XX LP FRS Series -20A, Class AR 1.31% (3 ML+1.04%) due 10/20/2027*(6)	1,625,000	1,609,959
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.08% (3 ML+0.80%) due 01/15/2028*(6)	2,000,000	1,979,810
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 1.08% (3 ML+0.80%) due 07/15/2027*(6)	2,393,624	2,369,937
Pretium Mortgage Credit Partners I Series 2020-NPL2, Class A1 3.72% due 02/27/2060*(7)	242,904	243,297
Venture CLO, Ltd. FRS Series 2017-29A, Class A 1.56% (3 ML+1.28%) due 09/07/2030*(6)	1,110,000	1,100,397
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(7)	1,455,058	1,455,609
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(7)	501,664	502,639
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(7)	432,321	433,144
Total Asset Backed Securities (cost $27,921,434)		27,713,203

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.6%
Cable/Satellite TV — 0.1%
CSC Holdings LLC Senior Notes 3.38% due 02/15/2031*		$870,000	$842,377
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*		205,000	207,368
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*		202,000	215,635
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030		870,000	871,087
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*		830,000	861,125
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029		375,000	404,498
Total U.S. Corporate Bonds & Notes (cost $3,433,464)			3,402,090
FOREIGN CORPORATE BONDS & NOTES — 0.4%
SupraNational Banks — 0.4%
Inter-American Development Bank Senior Notes 3.15% due 06/26/2029	AUD	2,880,000	2,421,612
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		231,000	245,293
Total Foreign Corporate Bonds & Notes (cost $2,549,479)			2,666,905
LOANS(9)(10)(11) — 4.9%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.76% (3 ML +3.50%) due 08/21/2026		282,150	256,555
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 2.40% (1 ML +2.25%) due 12/09/2025		294,009	277,949
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL coupon TBD due 10/20/2027		120,000	120,900
Security Description	Principal Amount(8)		Value (Note 2)
Airlines (continued)
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		$153,838	$132,829
			253,729
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 1.90% (1 ML +1.75%) due 04/16/2025		631,935	611,397
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 2.75% (3 ML +2.50%) due 11/13/2025		186,675	183,875
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML +3.50%) due 04/30/2026		198,000	192,803
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	250,000	287,250
			480,053
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.40% (1 ML +4.25%) due 05/06/2024		114,313	112,945
Adient US LLC FRS BTL-B 4.49% (3 ML +4.25%) due 05/06/2024		38,750	38,286
			151,231
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/20/2025		108,075	92,675
Nexstar Broadcasting, Inc. FRS BTL-B3 2.39% (1 ML +2.25%) due 01/17/2024		65,502	63,619
Nexstar Broadcasting, Inc. FRS BTL-B4 2.90% (1 ML +2.75%) due 09/18/2026		187,322	183,107
			339,401
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.90% (1 ML +1.75%) due 03/01/2027		179,100	172,943

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.65% (1 ML +2.50%) due 02/01/2027	$148,875	$145,200
Building Products-Doors & Windows — 0.2%
NCI Building Systems, Inc. FRS BTL 3.90% (1 ML +3.75%) due 04/12/2025	891,754	875,591
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025	300,000	291,825
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 2.40% (1 ML +2.25%) due 01/15/2026	615,625	594,591
LCPR Loan Financing LLC FRS BTL-B 5.15% (1 ML +5.00%) due 10/15/2026	100,000	99,916
UPC Broadband Holding BV FRS BTL-B1 coupon TBD due 01/31/2029	105,000	101,404
		795,911
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.36% (1 WL +2.25%) due 09/15/2023	249,056	241,709
Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML +2.75%) due 12/23/2024	342,947	320,465
		562,174
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 3.84% (1 ML +3.69%) due 01/31/2026	196,465	188,606
T-Mobile USA, Inc. FRS BTL 3.15% (1 ML +3.00%) due 04/01/2027	104,738	104,607
		293,213
Chemicals-Specialty — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 3.97% (3 ML +3.75%) due 12/12/2025	315,572	273,364
Security Description	Principal Amount(8)		Value (Note 2)
Chemicals-Specialty (continued)
Diamond BC BV FRS BTL 3.26% (3 ML +3.00%) due 09/06/2024		$195,970	$182,864
Element Solutions, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 01/31/2026		167,038	162,862
Starfruit US HoldCo. LLC FRS BTL-B 3.15% (1 ML +3.00%) due 10/01/2025		124,755	120,389
Starfruit Finco BV FRS BTL-B 3.25% (1 ME +3.25%) due 10/01/2025	EUR	100,000	115,157
			854,636
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.25% (1 ML +3.25%) due 03/03/2025		96,799	71,833
AVSC Holding Corp. FRS BTL-B 4.25% (3 ML +3.25%) due 03/03/2025		100,669	74,705
Brightview Landscapes LLC FRS BTL-B 2.69% (1 ML +2.50%) due 08/15/2025		171,922	169,988
			316,526
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 3.40% (1 ML +3.25%) due 12/22/2023		181,191	178,473
Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/01/2025		309,488	306,248
WEX, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 05/15/2026		342,987	330,482
			815,203
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 2.02% (1 ML +1.88%) due 10/31/2025		373,350	363,643
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML +3.25%) due 10/01/2026		129,382	125,581
			489,224

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 2.65% (1 ML +2.50%) due 04/04/2024	$392,377	$382,147
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.90% (1 ML +1.75%) due 02/04/2027	95,460	94,028
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 3.16% (1 ML +3.00%) due 11/07/2025	194,351	187,731
Berlin Packaging LLC FRS 1st Lien 3.23% (3 ML +3.00%) due 11/07/2025	1,639	1,583
		189,314
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-W 2.16% (1 ML +2.00%) due 10/01/2022	175,000	173,542
Berry Global, Inc. FRS BTL-Y 2.16% (1 ML +2.00%) due 07/01/2026	197,500	191,218
Flex Acquisition Co, Inc. FRS BTL 4.00% (3 ML +3.00%) due 12/29/2023	196,994	191,872
Reynolds Group Holdings, Inc. FRS BTL 2.90% (1 ML +2.75%) due 02/05/2023	74,377	73,505
Reynolds Group Holdings, Inc. FRS BTL 5.00% (USFRBPLR +1.75%) due 02/05/2023	78,906	77,981
		708,118
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL 4.47% (3 ML +4.25%) due 10/01/2026	357,300	354,812
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 3.89% (1 ML +3.75%) due 02/06/2026	263,675	260,906
Security Description	Principal Amount(8)	Value (Note 2)
Data Processing/Management (continued)
Evertec Group LLC FRS BTL-B 3.65% (1 ML +3.50%) due 11/27/2024	$330,644	$328,991
		589,897
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL 3.25% (1 ML +2.25%) due 11/21/2024	66,312	65,317
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML +4.25%) due 12/17/2026	143,913	140,063
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.15% (1 ML +2.00%) due 01/15/2027	267,300	259,281
HD Supply, Inc. FRS BTL-B5 1.90% (1 ML +1.75%) due 10/17/2023	193,514	192,547
Univar Solutions USA, Inc. FRS BTL-B5 2.15% (1 ML +2.00%) due 07/01/2026	99,250	96,644
		548,472
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 05/29/2025	235,901	234,426
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 10/16/2026	203,975	201,018
MA FinanceCo. LLC FRS BTL-B 2.65% (1 ML +2.50%) due 06/21/2024	24,851	23,658
Seattle SpinCo, Inc. FRS BTL-B3 2.65% (1 ML +2.50%) due 06/21/2024	167,821	159,745
Ultimate Software Group, Inc. FRS 1st Lien 3.90% (1 ML +3.75%) due 05/04/2026	99,000	98,087

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Enterprise Software/Service (continued)
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML +4.00%) due 05/04/2026	$100,000	$99,578
		582,086
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML +3.00%) due 06/15/2025	294,724	277,654
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	309,225	307,035
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	79,781	78,302
Hostess Brands LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	214,226	210,254
		288,556
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 3.65% (1 ML +3.50%) due 10/01/2025	147,375	146,024
Aramark Services, Inc. FRS BTL-B1 1.90% (1 ML +1.75%) due 03/11/2025	375,000	358,359
		504,383
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.40% (1 ML +2.25%) due 01/29/2027	109,725	105,370
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 06/27/2023	342,839	329,125
US Foods, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 09/13/2026	168,300	160,516
		489,641
Security Description	Principal Amount(8)		Value (Note 2)
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024		$97,229	$93,340
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.90% (1 ML +3.75%) due 08/13/2026		301,188	299,682
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 1.90% (1 ML +1.75%) due 06/22/2026		136,839	132,107
Industrial Gases — 0.1%
Messer Industries USA, Inc. FRS BTL 2.72% (3 ML +2.50%) due 03/02/2026		216,700	212,258
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	100,000	115,398
			327,656
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 3.26% (3 ML +3.00%) due 04/25/2025		269,486	259,919
USI, Inc. FRS BTL 3.22% (3 ML +3.00%) due 05/16/2024		270,127	260,926
			520,845
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B4 3.15% (1 ML +3.00%) due 08/04/2022		162,585	160,269
Asurion LLC FRS 2nd Lien 6.65% (1 ML +6.50%) due 08/04/2025		281,818	282,019
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML +3.25%) due 12/31/2025		525,638	506,489
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 09/03/2026		197,500	194,291
			1,143,068

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL 3.40% (1 ML +3.25%) due 02/15/2027		$127,704	$122,117
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 3.65% (1 ML +3.50%) due 08/05/2024		140,099	136,246
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML +3.00%) due 08/01/2025		98,744	96,134
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 2.15% (1 ML +2.00%) due 10/01/2025		201,119	195,840
Vertical US Newco, Inc. FRS BTL-B 4.57% (6 ML +4.25%) due 07/30/2027		220,000	217,996
			413,836
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		244,936	239,272
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 4.90% (1 ML +4.75%) due 09/30/2026		397,000	393,444
Medical Labs & Testing Services — 0.2%
Biogroup LCD FRS BTL-B coupon TBD due 04/25/2026	EUR	185,000	212,746
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML +3.75%) due 10/10/2025		677,925	483,586
LGC Group Holdings, Ltd. FRS BTL-B 3.25% (1 ME +3.25%) due 04/21/2027	EUR	100,000	114,298
Quintiles IMS, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 03/07/2024		200,000	196,821
Security Description	Principal Amount(8)	Value (Note 2)
Medical Labs & Testing Services (continued)
Syneos Health, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 08/01/2024	$186,871	$182,257
		1,189,708
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 3.19% (1 ML +3.00%) due 01/04/2026	123,125	119,431
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 2.90% (1 ML +2.75%) due 11/27/2025	688,000	671,230
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML +4.25%) due 04/29/2024	171,456	163,342
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML +3.25%) due 09/03/2024	338,030	318,956
Universal Health Services, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 10/31/2025	545,288	542,561
		861,517
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.5%) due 03/01/20	2,037	1,994
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.5%) due 03/01/20	74,525	72,941
Milano Acquisition Corp. FRS BTL coupon TBD due 10/01/2027	115,000	113,563
		188,498
Pipelines — 0.1%
BCP Raptor II LLC FRS BTL 4.90% (1 ML +4.75%) due 11/03/2025	330,813	230,466

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Pipelines (continued)
BCP Renaissance Parent LLC FRS BTL-B 4.50% (2 ML +3.50%) due 10/31/2024	$171,458	$158,084
Grizzly Finco FRS BTL 3.55% (3 ML +3.25%) due 10/01/2025	230,300	222,047
Lower Cadence Holdings LLC FRS BTL-B 4.15% (1 ML +4.00%) due 05/22/2026	98,750	90,850
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024	146,977	137,914
		839,361
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL 2.80% (3 ML +2.50%) due 07/01/2026	84,773	83,466
Professional Sports — 0.1%
Delta 2 Lux SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	750,000	726,042
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML +2.25%) due 10/15/2025	221,063	214,667
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.91% (1 ML +1.75%) due 12/20/2024	150,000	144,713
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 1.90% (1 ML +1.75%) due 10/31/2025	1,362,200	1,355,672
Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 2.90% (1 ML +2.75%) due 09/27/2024	207,950	199,009
Security Description	Principal Amount(8)		Value (Note 2)
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 3.25% (1 ML +2.50%) due 08/18/2023		$123,727	$121,845
Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 01/02/2025		269,472	260,462
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.25% (3 ML +5.00%) due 04/16/2026		197,500	181,771
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025		289,070	275,520
Restaurant Brands International FRS BTL-B 1.90% (1 ML +1.75%) due 11/19/2026		270,934	259,952
			535,472
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 5.75% (3 ML +5.00%) due 09/25/2024		725,050	718,072
Security Services — 0.0%
Verisure Holding AB FRS BTL-B 4.00% (3 ME +4.00%) due 07/20/2026	EUR	155,000	181,250
Semiconductor Equipment — 0.1%
Entegris, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 11/06/2025		190,313	189,480
Cabot Microelectronics Corp. FRS BTL-B 2.19% (1 ML +2.00%) due 11/17/2025		400,042	392,708
			582,188
Telecom Services — 0.1%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024		172,794	169,771

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Telecom Services (continued)
UPC Broadband Holdings FRS BTL-B2 coupon TBD due 01/31/2029	$105,000	$101,404
		271,175
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 03/15/2027	168,725	161,765
Television — 0.2%
Gray Television, Inc. FRS BTL-C 2.66% (1 ML +2.50%) due 01/02/2026	556,516	545,695
Ion Media Networks, Inc. FRS BTL-B1 3.19% (1 ML +3.00%) due 12/18/2024	403,756	401,838
		947,533
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 2.77% (3 ML +2.50%) due 02/28/2025	608,712	406,967
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL-B 3.16% (1 ML +3.00%) due 08/01/2025	174,558	172,900
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.91% (1 ML +1.75%) due 08/01/2027	239,269	232,347
Web Hosting/Design — 0.1%
Go Daddy Operating Co. LLC FRS BTL-B 1.90% (1 ML +1.75%) due 02/15/2024	110,707	108,078
Go Daddy Operating Co. LLC FRS BTL-B3 2.65% (1 ML +2.50%) due 08/10/2027	114,713	112,944
Web.com Group, Inc. FRS BTL 3.90% (1 ML +3.75%) due 10/10/2025	358,927	345,467
		566,489
Total Loans (cost $31,234,331)		30,042,594
Security Description	Shares/ Principal Amount(8)	Value (Note 2)
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	$170
Television — 0.0%
ION Media Networks, Inc.†(12)(13)	233	201,649
Total Common Stocks (cost $2)		201,819
Total Long-Term Investment Securities (cost $615,546,176)		629,378,811
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(15)	$1,790,000	1,790,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	1,605,000	1,605,000
BNP Paribas SA Joint Repurchase Agreement(15)	1,605,000	1,605,000
Deutsche Bank AG Joint Repurchase Agreement(15)	1,775,000	1,775,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	1,695,000	1,695,000
Total Repurchase Agreements (cost $8,470,000)		8,470,000
TOTAL INVESTMENTS (cost $624,016,176)(16)	103.3%	637,848,811
Liabilities in excess of other assets	(3.3)	(20,237,646)
NET ASSETS	100.0%	$617,611,165

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $73,683,838 representing 11.9% of net assets.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2020.

(8)  Denominated in United States dollars unless otherwise indicated.

(9)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  Securities classified as Level 3 (see Note 2).

(13)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$201,649	$865.45	0.03%

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD  — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2020 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month Libor

1 WL — 1 Week Libor

2 ML — 2 Month Libor

3 ME — 3 Month Euribor

3 ML — 3 Month Libor

6 ML — 6 Month Libor

USFRBPLR — US Federal Reserve Bank Prime Loan

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
71	Long	Australian 10 Year Bonds	December 2020	$7,500,633	$7,597,183	$96,550
37	Long	Euro-BTP Futures	December 2020	6,337,950	6,402,115	64,165
28	Long	U.S. Treasury Long Bonds	December 2020	4,929,301	4,935,875	6,574
64	Long	U.S. Treasury 5 Year Notes	December 2020	8,050,117	8,066,000	15,883
308	Long	U.S. Treasury 10 Year Notes	December 2020	42,857,466	42,975,625	118,159
95	Short	U.S. Treasury Ultra Bonds	December 2020	21,221,162	21,072,188	148,974
						$450,305
						Unrealized (Depreciation)
51	Short	Euro- Bund Futures	December 2020	$10,411,360	$10,435,413	$(24,053)
18	Short	Euro- OAT Futures	December 2020	3,543,417	3,557,095	(13,678)
29	Short	U.S. Treasury 10 Year Ultra Bonds	December 2020	4,624,509	4,637,734	(13,225)
						$(50,956)
Net Unrealized Appreciation (Depreciation)						$399,349

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	1,041,000	USD	1,215,515	10/30/2020	$—	$(5,711)
	GBP	34,219,000	USD	43,583,851	10/30/2020	—	(577,068)
						—	(582,779)
BNP Paribas SA	USD	796,652	EUR	679,000	10/30/2020	—	(98)
Goldman Sachs International	EUR	587,000	USD	703,565	12/16/2020	14,177	—
Morgan Stanley & Co., Inc.	AUD	25,483,170	USD	17,987,423	10/30/2020	—	(266,039)
	CAD	26,002,000	USD	19,508,543	10/30/2020	—	(20,806)
	EUR	92,771,519	USD	108,192,743	10/30/2020	—	(640,053)
	JPY	2,949,383,000	USD	28,045,824	10/30/2020	71,719	—
	NZD	2,602,000	USD	1,706,857	10/30/2020	—	(14,476)
						71,719	(941,374)
State Street Bank andTrust Co.	GBP	315,000	USD	407,276	10/30/2020	757	—
Unrealized Appreciation (Depreciation)						$86,653	$(1,524,251)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$218,279,278	$—	$218,279,278
U.S. Government Agencies	—	44,841,958	—	44,841,958
U.S. Government Treasuries	—	302,230,964	—	302,230,964
Asset Backed Securities	—	27,713,203	—	27,713,203
U.S. Corporate Bonds & Notes	—	3,402,090	—	3,402,090
Foreign Corporate Bonds & Notes	—	2,666,905	—	2,666,905
Loans	—	30,042,594	—	30,042,594
Common Stocks:
Printing-Commercial	170	—	—	170
Television	—	—	201,649	201,649
Repurchase Agreements	—	8,470,000	—	8,470,000
Total Investments at Value	$170	$637,646,992	$201,649	$637,848,811
Other Financial Instruments:†
Futures Contracts	$450,305	$—	$—	$450,305
Forward Foreign Currency Contracts	—	86,653	—	86,653
	$450,305	$86,653	$—	$536,958
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$50,956	$—	$—	$50,956
Forward Foreign Currency Contracts	—	1,524,251	—	1,524,251
Total Other Financial Instruments	$50,956	$1,524,251	$—	$1,575,207

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Diversified Banking Institutions	11.4%
Electric-Integrated	8.1
Telephone-Integrated	4.9
Gold Mining	4.6
Retail-Building Products	4.5
Medical-HMO	4.5
Transport-Rail	4.5
Medical-Drugs	4.3
Chemicals-Diversified	3.9
Medical Products	3.4
Banks-Super Regional	3.1
Insurance-Multi-line	3.0
Tobacco	3.0
Pharmacy Services	2.9
Retail-Catalog Shopping	2.9
Computer Software	2.8
Metal-Copper	2.8
Instruments-Controls	2.7
Semiconductor Components-Integrated Circuits	2.7
Networking Products	2.6
Pipelines	2.6
Telecom Equipment-Fiber Optics	2.6
Semiconductor Equipment	2.5
Machinery-Construction & Mining	1.7
Oil Refining & Marketing	1.6
Food-Meat Products	1.5
Aerospace/Defense	1.4
Repurchase Agreements	1.3
Oil Companies-Integrated	1.2
Oil-Field Services	1.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Aerospace/Defense — 1.4%
Raytheon Technologies Corp.	67,500	$3,883,950
Banks-Super Regional — 3.1%
Wells Fargo & Co.	362,400	8,520,024
Chemicals-Diversified — 3.9%
FMC Corp.	100,400	10,633,364
Computer Software — 2.8%
Teradata Corp.†	341,587	7,754,025
Diversified Banking Institutions — 11.4%
Bank of America Corp.	345,900	8,332,731
Citigroup, Inc.	171,500	7,393,365
JPMorgan Chase & Co.	87,200	8,394,744
Morgan Stanley	153,000	7,397,550
		31,518,390
Electric-Integrated — 8.1%
AES Corp.	480,800	8,707,288
FirstEnergy Corp.	265,400	7,619,634
NextEra Energy, Inc.	21,700	6,023,052
		22,349,974
Food-Meat Products — 1.5%
Tyson Foods, Inc., Class A	70,000	4,163,600
Gold Mining — 4.6%
Barrick Gold Corp.	452,985	12,733,408
Instruments-Controls — 2.7%
Honeywell International, Inc.	45,500	7,489,755
Insurance-Multi-line — 3.0%
MetLife, Inc.	225,000	8,363,250
Machinery-Construction & Mining — 1.7%
Caterpillar, Inc.	30,925	4,612,464
Medical Products — 3.4%
Baxter International, Inc.	115,000	9,248,300
Medical-Drugs — 4.3%
Bristol-Myers Squibb Co.	195,000	11,756,550
Medical-HMO — 4.5%
Centene Corp.†	73,200	4,269,756
Humana, Inc.	19,400	8,029,466
		12,299,222
Metal-Copper — 2.8%
Freeport-McMoRan, Inc.	493,400	7,716,776
Networking Products — 2.6%
Cisco Systems, Inc.	185,000	7,287,150
Oil Companies-Integrated — 1.2%
Chevron Corp.	44,500	3,204,000
Oil Refining & Marketing — 1.6%
Marathon Petroleum Corp.	150,000	4,401,000
Oil-Field Services — 1.1%
TechnipFMC PLC	475,000	2,997,250
Pharmacy Services — 2.9%
Cigna Corp.	48,000	8,131,680
Pipelines — 2.6%
Williams Cos., Inc.	370,000	7,270,500
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 4.5%
Lowe's Cos., Inc.	75,000	$12,439,500
Retail-Catalog Shopping — 2.2%
Qurate Retail, Inc.	842,702	6,050,600
Semiconductor Components-Integrated Circuits — 2.7%
QUALCOMM, Inc.	62,900	7,402,072
Semiconductor Equipment — 2.5%
Applied Materials, Inc.	115,000	6,836,750
Telecom Equipment-Fiber Optics — 2.6%
Corning, Inc.	221,400	7,175,574
Telephone-Integrated — 4.9%
Verizon Communications, Inc.	225,000	13,385,250
Tobacco — 3.0%
Philip Morris International, Inc.	110,000	8,248,900
Transport-Rail — 4.5%
CSX Corp.	83,500	6,485,445
Union Pacific Corp.	29,500	5,807,665
		12,293,110
Total Common Stocks (cost $232,537,706)		270,166,388
PREFERRED SECURITIES — 0.7%
Retail-Catalog Shopping — 0.7%
Qurate Retail, Inc. 8.00% (cost $3,799,160)	20,250	1,994,625
Total Long-Term Investment Securities (cost $236,336,866)		272,161,013
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $3,487,000 and collateralized by $2,989,000 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and having an approximate value of $3,556,794 (cost $3,487,000)	$3,487,000	3,487,000
TOTAL INVESTMENTS (cost $239,823,866)(1)	100.1%	275,648,013
Liabilities in excess of other assets	(0.1)	(388,421)
NET ASSETS	100.0%	$275,259,592

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$270,166,388	$—	$—	$270,166,388
Preferred Securities	1,994,625	—	—	1,994,625
Repurchase Agreements	—	3,487,000	—	3,487,000
Total Investments at Value	$272,161,013	$3,487,000	$—	$275,648,013

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.1%
International Equity Investment Companies	21.8
Domestic Fixed Income Investment Companies	21.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 57.1%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	949,398	$17,639,821
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,121,346	15,766,125
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	97,431	2,253,573
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	135,337	1,936,668
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	215,659	2,493,018
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	192,191	5,471,687
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	173,621	10,663,829
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	107,774	1,286,816
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	147,386	1,852,648
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	86,950	1,359,028
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	143,195	2,331,214
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	144,341	1,498,256
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	264,689	5,423,476
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	332,581	11,021,729
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	142,153	3,451,483
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	208,253	4,683,599
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	560,019	15,400,527
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	311,258	4,986,352
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	483,916	8,734,683
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	365,753	5,921,546
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	196,589	2,129,057
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	376,701	8,735,692
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	218,822	2,374,215
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	49,712	1,503,276
Total Domestic Equity Investment Companies (cost $127,808,995)		138,918,318
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 21.1%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	519,448	$8,544,920
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	624,227	7,946,407
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	91,585	946,993
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,900	84,295
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	564,304	8,052,611
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	546,767	6,342,503
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	424,429	4,651,742
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	669,123	6,577,478
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,474,985	8,186,164
Total Domestic Fixed Income Investment Companies (cost $48,614,787)		51,333,113
International Equity Investment Companies — 21.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,878,217	15,927,281
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	213,516	3,170,717
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	523,041	9,540,272
SunAmerica Series Trust SA International Index Portfolio, Class 1	458,133	4,984,483
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	377,201	3,172,262
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,026,132	10,210,015
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	708,164	6,097,291
Total International Equity Investment Companies (cost $52,068,749)		53,102,321
TOTAL INVESTMENTS (cost $228,492,531)(2)	100.0%	243,353,752
Liabilities in excess of other assets	(0.0)	(119,591)
NET ASSETS	100.0%	$243,234,161

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$243,353,752	$—	$—	$243,353,752

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.2%
Domestic Fixed Income Investment Companies	36.0
International Equity Investment Companies	16.8
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.2%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,549,474	$28,789,227
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,782,162	25,057,195
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	173,787	4,019,692
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	217,310	3,109,707
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	372,036	4,300,737
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	308,536	8,784,011
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	280,957	17,256,383
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	190,343	2,272,689
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	246,875	3,103,213
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	145,247	2,270,204
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	251,323	4,091,543
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	237,468	2,464,913
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	418,575	8,576,602
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	540,584	17,914,946
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	227,864	5,532,549
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	343,032	7,714,789
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	864,416	23,771,446
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	511,663	8,196,835
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	787,447	14,213,414
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	595,451	9,640,360
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	320,470	3,470,685
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	614,989	14,261,588
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	340,179	3,690,943
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	81,677	2,469,920
Total Domestic Equity Investment Companies (cost $203,231,058)		224,973,591
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 36.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,924,363	$31,655,774
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,295,478	41,951,435
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	391,291	4,045,950
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	15,762	168,180
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,080,666	15,421,098
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,759,364	20,408,624
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,383,443	15,162,534
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,152,269	30,986,805
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	2,132,908	11,837,640
Total Domestic Fixed Income Investment Companies (cost $159,273,686)		171,638,040
International Equity Investment Companies — 16.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,803,907	23,777,133
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	320,038	4,752,561
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	786,186	14,340,029
SunAmerica Series Trust SA International Index Portfolio, Class 1	678,636	7,383,555
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	564,676	4,748,928
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,536,947	15,292,618
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,098,454	9,457,692
Total International Equity Investment Companies (cost $77,576,769)		79,752,516
TOTAL INVESTMENTS (cost $440,081,513)(2)	100.0%	476,364,147
Liabilities in excess of other assets	(0.0)	(201,488)
NET ASSETS	100.0%	$476,162,659

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$476,364,147	$—	$—	$476,364,147

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	45.9%
Domestic Equity Investment Companies	41.3
International Equity Investment Companies	12.8
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 41.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	832,480	$15,467,478
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,042,400	14,656,138
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	66,687	1,542,474
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	92,836	1,328,486
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	185,148	2,140,312
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	180,148	5,128,819
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	152,106	9,342,348
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	95,901	1,145,057
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	131,215	1,649,366
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	62,023	969,418
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	136,622	2,224,205
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	101,957	1,058,316
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	228,199	4,675,802
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	314,876	10,434,983
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	122,710	2,979,401
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	185,467	4,171,160
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	443,398	12,193,455
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	287,336	4,603,125
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	428,741	7,738,774
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	312,881	5,065,538
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	198,718	2,152,120
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	329,173	7,633,515
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	209,419	2,272,200
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	40,215	$1,216,111
Total Domestic Equity Investment Companies (cost $109,906,328)		121,788,601
Domestic Fixed Income Investment Companies — 45.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,567,822	25,790,679
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,866,369	36,488,884
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	378,901	3,917,831
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,572	112,803
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	579,580	8,270,609
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,385,677	16,073,848
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,092,196	11,970,464
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,689,085	26,433,706
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,111,703	6,169,951
Total Domestic Fixed Income Investment Companies (cost $125,664,381)		135,228,775
International Equity Investment Companies — 12.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,292,770	10,962,693
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	166,511	2,472,689
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	371,416	6,774,621
SunAmerica Series Trust SA International Index Portfolio, Class 1	319,553	3,476,730
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	295,157	2,482,273
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	720,296	7,166,948
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	522,105	4,495,320
Total International Equity Investment Companies (cost $37,225,637)		37,831,274
TOTAL INVESTMENTS (cost $272,796,346)(2)	100.0%	294,848,650
Liabilities in excess of other assets	(0.0)	(138,539)
NET ASSETS	100.0%	$294,710,111

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$294,848,650	$—	$—	$294,848,650

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2020 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	60.8%
Domestic Equity Investment Companies	30.3
International Equity Investment Companies	8.9
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 30.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	487,808	$9,063,475
Seasons Series Trust SA Multi- Managed Large Cap Value Portfolio, Class 1	561,695	7,897,427
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	43,329	1,002,191
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	50,890	728,243
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	95,609	1,105,236
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	110,088	3,134,196
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	88,617	5,442,883
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	70,174	837,875
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	80,618	1,013,366
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	44,621	697,432
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	94,736	1,542,304
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	58,195	604,062
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	134,868	2,763,450
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	184,337	6,108,915
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	68,336	1,659,193
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	105,778	2,378,955
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	265,439	7,299,575
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	160,559	2,572,148
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	258,039	4,657,610
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	184,080	2,980,256
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	116,138	1,257,775
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	192,215	$4,457,463
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	125,189	1,358,305
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	28,064	848,655
Total Domestic Equity Investment Companies (cost $64,563,904)		71,410,990
Domestic Fixed Income Investment Companies — 60.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,685,393	27,724,710
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,271,421	41,645,194
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	496,830	5,137,227
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,503	48,045
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	343,354	4,899,662
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,471,769	17,072,524
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,152,283	12,629,024
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,108,711	30,558,630
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	637,945	3,540,595
Total Domestic Fixed Income Investment Companies (cost $133,589,335)		143,255,611
International Equity Investment Companies — 8.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	709,814	6,019,222
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	94,645	1,405,479
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	204,268	3,725,847
SunAmerica Series Trust SA International Index Portfolio, Class 1	182,971	1,990,720
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	168,260	1,415,068

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2020 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	404,573	$4,025,497
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	291,710	2,511,624
Total International Equity Investment Companies (cost $20,683,419)		21,093,457
TOTAL INVESTMENTS (cost $218,836,658)(2)	100.0%	235,760,058
Liabilities in excess of other assets	(0.0)	(116,978)
NET ASSETS	100.0%	$235,643,080

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$235,760,058	$—	$—	$235,760,058

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$54,303,064	$91,973,236	$64,325,643	$51,270,598	$185,404,569
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	865,000	4,970,000	4,830,000	3,795,000	9,838,000
Cash	256,222	379,146	2,927	3,327	71,960
Foreign cash*	1,939	558	1,256	471	43,987
Cash collateral for futures contracts	42,017	62,548	256	629	21,359
Cash collateral for centrally cleared swap contracts	—	—	—	17,695	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	—	—	—
Dividends and interest	75,981	192,286	200,518	197,468	497,619
Investments sold	39,062	59,110	—	—	3,234,173
Investments sold on an extended settlement basis	984,999	3,302,664	3,845,445	3,219,849	2,156,188
Receipts on swap contracts	13	7	13	—	8,985
Prepaid expenses and other assets	7,501	8,341	6,352	6,246	7,274
Due from investment adviser for expense reimbursements/fee waivers	2,957	3,489	1,851	1,054	23,391
Variation margin on futures contracts	4,137	19,341	14,622	16,974	21,325
Unrealized appreciation on forward foreign currency contracts	1,656	4,579	6,136	5,094	13,173
Swap premiums paid	406	234	421	6,089	—
Unrealized appreciation on swap contracts	9,986	6,023	10,634	26	65,089
Total assets	56,594,940	100,981,562	73,246,074	58,540,520	201,407,092
LIABILITIES:
Payable for:
Fund shares redeemed	43,627	45,287	44,868	12,132	751,022
Investments purchased	146,410	1,375,840	459,476	182,456	2,771,890
Investments purchased on an extended settlement basis	4,892,923	14,407,939	16,432,228	15,399,485	7,420,964
Payments on swap contracts	—	25	46	—	—
Investment advisory and management fees	37,594	59,315	37,488	27,059	132,548
Service fees — Class 2	2,286	5,263	3,791	2,997	6,502
Service fees — Class 3	4,598	6,689	3,688	2,815	25,023
Transfer agent fees and expenses	98	98	98	123	516
Trustees' fees and expenses	360	605	417	332	1,359
Other accrued expenses	114,632	124,180	107,161	105,801	137,851
Accrued foreign tax on capital gains	—	—	—	—	26,955
Variation margin on futures contracts	2,664	14,248	7,848	6,848	52,878
Due to custodian	—	—	—	—	—
Due to broker	68,305	54,306	8,130	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	99,129
Swap premiums received	189	500	700	140	—
Unrealized depreciation on swap contracts	—	—	—	22,041	148,419
Total liabilities	5,313,686	16,094,295	17,105,939	15,762,229	11,575,056
NET ASSETS	$51,281,254	$84,887,267	$56,140,135	$42,778,291	$189,832,036
* Cost
Investments (unaffiliated)	$43,296,323	$76,416,585	$56,474,058	$46,842,826	$160,044,879
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1,956	$660	$1,357	$581	$44,053

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$29,649,669	$54,966,819	$39,031,373	$33,356,442	$160,913,775
Total accumulated earnings (loss)	21,631,585	29,920,448	17,108,762	9,421,849	28,918,261
NET ASSETS	$51,281,254	$84,887,267	$56,140,135	$42,778,291	$189,832,036
Class 1 (unlimited shares authorized):
Net assets	$10,473,425	$9,677,260	$7,637,190	$4,728,032	$15,380,395
Shares of beneficial interest issued and outstanding	521,056	639,893	564,339	368,399	1,242,948
Net asset value, offering and redemption price per share	$20.10	$15.12	$13.53	$12.83	$12.37
Class 2 (unlimited shares authorized):
Net assets	$18,513,984	$42,665,674	$30,623,150	$24,353,613	$53,129,171
Shares of beneficial interest issued and outstanding	922,176	2,827,418	2,267,102	1,901,090	4,295,344
Net asset value, offering and redemption price per share	$20.08	$15.09	$13.51	$12.81	$12.37
Class 3 (unlimited shares authorized):
Net assets	$22,293,845	$32,544,333	$17,879,795	$13,696,646	$121,322,470
Shares of beneficial interest issued and outstanding	1,113,342	2,159,877	1,323,520	1,069,540	9,849,557
Net asset value, offering and redemption price per share	$20.02	$15.07	$13.51	$12.81	$12.32

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$438,626,913	$525,579,880	$684,329,281	$230,639,943	$203,762,584
Investments at value (affiliated)*	—	—	500,248	—	—
Repurchase agreements (cost approximates value)	—	—	2,704,000	1,943,000	124,000
Cash	—	81,942	4,082,159	15,805	2,366
Foreign cash*	—	660	2	—	33,689
Cash collateral for futures contracts	—	—	50,025	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	4,105	202,920	393,760	81,249	124,424
Dividends and interest	66,753	127,506	1,393,748	35,066	433,753
Investments sold	343,234	—	2,162,340	987,426	58,058
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,917	9,176	11,193	8,212	7,056
Due from investment adviser for expense reimbursements/fee waivers	—	33,483	—	—	—
Variation margin on futures contracts	—	1,830	3,660	2,460	1,230
Unrealized appreciation on forward foreign currency contracts	—	—	17,843	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	439,048,922	526,037,397	695,648,259	233,713,161	204,547,160
LIABILITIES:
Payable for:
Fund shares redeemed	866,456	1,000,548	982,195	392,267	301,986
Investments purchased	502,394	—	1,845,127	938,037	58,735
Investments purchased on an extended settlement basis	—	—	391,342	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	299,031	334,017	432,855	158,644	145,537
Service fees — Class 2	5,391	4,590	2,534	2,971	2,308
Service fees — Class 3	7,136	4,035	2,202	3,047	2,399
Transfer agent fees and expenses	539	294	270	368	368
Trustees' fees and expenses	3,275	3,906	5,373	1,675	1,587
Other accrued expenses	102,549	125,990	145,379	165,272	167,641
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	18	—	—	—	—
Due to broker	—	320,041	—	7	3
Unrealized depreciation on forward foreign currency contracts	—	—	45,327	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,786,789	1,793,421	3,852,604	1,662,288	680,564
NET ASSETS	$437,262,133	$524,243,976	$691,795,655	$232,050,873	$203,866,596
* Cost
Investments (unaffiliated)	$270,929,606	$331,376,927	$661,145,794	$165,648,608	$198,920,748
Investments (affiliated)	$—	$—	$1,004,123	$—	$—
Foreign cash	$—	$662	$2	$—	$34,364

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$188,960,199	$206,463,418	$619,587,668	$108,643,844	$192,967,937
Total accumulated earnings (loss)	248,301,934	317,780,558	72,207,987	123,407,029	10,898,659
NET ASSETS	$437,262,133	$524,243,976	$691,795,655	$232,050,873	$203,866,596
Class 1 (unlimited shares authorized):
Net assets	$359,594,893	$467,271,108	$660,671,371	$192,397,473	$173,992,700
Shares of beneficial interest issued and outstanding	12,628,838	25,150,805	46,984,888	8,318,461	12,162,903
Net asset value, offering and redemption price per share	$28.47	$18.58	$14.06	$23.13	$14.31
Class 2 (unlimited shares authorized):
Net assets	$43,266,022	$37,354,576	$20,484,105	$24,602,833	$18,410,642
Shares of beneficial interest issued and outstanding	1,588,567	2,067,131	1,459,262	1,129,475	1,291,807
Net asset value, offering and redemption price per share	$27.24	$18.07	$14.04	$21.78	$14.25
Class 3 (unlimited shares authorized):
Net assets	$34,401,218	$19,618,292	$10,640,179	$15,050,567	$11,463,254
Shares of beneficial interest issued and outstanding	1,298,766	1,100,806	758,419	715,740	806,315
Net asset value, offering and redemption price per share	$26.49	$17.82	$14.03	$21.03	$14.22

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$195,420,449	$353,418,487	$1,054,374,097	$629,378,811	$272,161,013
Investments at value (affiliated)*		—	—	—	—
Repurchase agreements (cost approximates value)	205,000	5,747,000	45,160,000	8,470,000	3,487,000
Cash	1,072,176	329,919	—	—	6
Foreign cash*	—	844,805	134,772	213,624	—
Cash collateral for futures contracts	170,716	—	3,196	3,477	—
Cash collateral for centrally cleared swap contracts	—	—	211,159	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	203,062	125,869	532,086	6,921,129	86,509
Dividends and interest	165,117	2,779,364	5,420,358	1,118,711	244,619
Investments sold	422,248	351,842	6,151,759	515,329	—
Investments sold on an extended settlement basis	360,000	29,583	56,966,234	13,196,333	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	18,614	8,211	12,777	9,462	18,325
Due from investment adviser for expense reimbursements/fee waivers	—	12,059	—	25,192	74,788
Variation margin on futures contracts	—	—	105,177	234,230	—
Unrealized appreciation on forward foreign currency contracts	—	—	27,649	86,653	—
Swap premiums paid	—	—	47,363	—	—
Unrealized appreciation on swap contracts	—	—	22,903	—	—
Total assets	198,037,382	363,647,139	1,169,169,530	660,172,951	276,072,260
LIABILITIES:
Payable for:
Fund shares redeemed	200,119	607,406	1,674,362	443,452	498,977
Investments purchased	1,502,828	385,607	5,120,729	248,670	—
Investments purchased on an extended settlement basis	—	458,927	220,175,040	39,547,236	—
Payments on swap contracts	—	—	6,905	—	—
Investment advisory and management fees	139,309	281,607	489,495	297,657	229,162
Service fees — Class 2	1,606	2,010	2,527	—	1,463
Service fees — Class 3	1,751	2,479	2,485	76,146	1,686
Transfer agent fees and expenses	270	343	319	393	172
Trustees' fees and expenses	1,544	2,670	7,680	5,182	1,973
Other accrued expenses	108,179	368,002	240,248	158,275	79,235
Accrued foreign tax on capital gains		—	—	—	—
Variation margin on futures contracts	2,470	44,625	53,662	138,044	—
Due to custodian	—	—	140,890	122,480	—
Due to broker	—	11	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,912	1,524,251	—
Swap premiums received	—	—	209,271	—	—
Unrealized depreciation on swap contracts	—	—	38,297	—	—
Total liabilities	1,958,076	2,153,687	228,164,822	42,561,786	812,668
NET ASSETS	$196,079,306	$361,493,452	$941,004,708	$617,611,165	$275,259,592
* Cost
Investments (unaffiliated)	$192,628,900	$317,316,755	$997,990,408	$615,546,176	$236,336,866
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$845,658	$134,795	$214,061	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$164,497,368	$318,086,110	$833,790,029	$594,384,603	$208,888,468
Total accumulated earnings (loss)	31,581,938	43,407,342	107,214,679	23,226,562	66,371,124
NET ASSETS	$196,079,306	$361,493,452	$941,004,708	$617,611,165	$275,259,592
Class 1 (unlimited shares authorized):
Net assets	$174,771,542	$333,542,455	$908,334,341	$240,938,455	$255,547,354
Shares of beneficial interest issued and outstanding	15,124,793	39,320,493	71,365,286	23,300,143	14,248,028
Net asset value, offering and redemption price per share	$11.56	$8.48	$12.73	$10.34	$17.94
Class 2 (unlimited shares authorized):
Net assets	$12,871,305	$16,062,838	$20,532,457	$—	$11,635,414
Shares of beneficial interest issued and outstanding	1,149,111	1,890,253	1,615,287	—	647,699
Net asset value, offering and redemption price per share	$11.20	$8.50	$12.71	$—	$17.96
Class 3 (unlimited shares authorized):
Net assets	$8,436,459	$11,888,159	$12,137,910	$376,672,710	$8,076,824
Shares of beneficial interest issued and outstanding	768,789	1,404,144	960,185	36,769,251	449,670
Net asset value, offering and redemption price per share	$10.97	$8.47	$12.64	$10.24	$17.96

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	243,353,752	476,364,147	294,848,650	235,760,058
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	—	98	—	317,741
Dividends and interest	—	—	—	—
Investments sold	1,317,413	666,083	304,953	—
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	6,358	7,004	6,615	6,451
Due from investment adviser for expense reimbursements/fee waivers	2,001	3,926	2,440	1,935
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Total assets	244,679,524	477,041,258	295,162,658	236,086,185
LIABILITIES:
Payable for:
Fund shares redeemed	1,315,603	663,107	302,818	152
Investments purchased	—	—	—	315,795
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	20,005	39,261	24,397	19,346
Service fees — Class 2	—	—	—	—
Service fees — Class 3	49,973	98,105	60,970	48,312
Transfer agent fees and expenses	172	175	169	196
Trustees' fees and expenses	1,665	3,592	2,277	1,793
Other accrued expenses	57,945	74,359	61,916	57,511
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Total liabilities	1,445,363	878,599	452,547	443,105
NET ASSETS	$243,234,161	$476,162,659	$294,710,111	$235,643,080
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$228,492,531	$440,081,513	$272,796,346	$218,836,658
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2020 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$215,668,427	$420,219,244	$262,499,908	$213,345,638
Total accumulated earnings (loss)	27,565,734	55,943,415	32,210,203	22,297,442
NET ASSETS	$243,234,161	$476,162,659	$294,710,111	$235,643,080
Class 1 (unlimited shares authorized):
Net assets	$197,942	$228,382	$106,169	$258,020
Shares of beneficial interest issued and outstanding	13,340	20,781	9,533	24,356
Net asset value, offering and redemption price per share	$14.84	$10.99	$11.14	$10.59
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$243,036,219	$475,934,277	$294,603,942	$235,385,060
Shares of beneficial interest issued and outstanding	16,465,626	43,376,780	26,504,393	22,242,554
Net asset value, offering and redemption price per share	$14.76	$10.97	$11.12	$10.58

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2020 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$101,981	$150,093	$15,800	$6,438	$1,422,765
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	149,536	391,778	480,388	476,799	455,683
Total investment income*	251,517	541,871	496,188	483,237	1,878,448
Expenses:
Investment advisory and management fees	214,715	341,006	218,669	159,606	757,877
Service Fees:
Class 2	12,974	30,317	21,908	17,569	37,141
Class 3	26,492	38,444	21,612	16,743	143,121
Transfer agent fees and expenses	292	292	292	368	1,563
Custodian and accounting fees	57,062	69,352	58,952	58,779	58,676
Reports to shareholders	1,633	2,768	1,901	1,441	5,435
Audit and tax fees	32,184	32,176	31,156	31,156	34,000
Legal fees	10,353	9,514	9,018	10,538	20,868
Trustees' fees and expenses	613	1,033	704	558	2,358
Interest expense	—	8	11	6	130
Other expenses	22,297	22,834	16,206	16,855	13,949
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	378,615	547,744	380,429	313,619	1,075,118
Fees waived and expenses reimbursed by investment advisor (Note 3)	(16,888)	(20,059)	(10,799)	(6,218)	(133,743)
Fees paid indirectly (Note 5)	(333)	(522)	—	—
Net expenses	361,394	527,163	369,630	307,401	941,375
Net investment income (loss)	(109,877)	14,708	126,558	175,836	937,073
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,243,345	6,229,422	3,860,405	2,112,650	1,607,263
Investments (affiliated)	—	—	—	—	—
Futures contracts	21,086	(114,248)	(65,921)	(88,061)	579,076
Forward contracts	8,795	21,624	18,538	23,965	172,786
Swap contracts	(71,195)	(182,036)	(217,166)	(143,533)	(715,534)
Net realized foreign exchange gain (loss) on other assets and liabilities	1,094	2,664	2,389	2,985	(3,430)
Net realized gain (loss) on investments and foreign currencies	4,203,125	5,957,426	3,598,245	1,908,006	1,640,161
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	12,588,458	16,890,525	7,820,083	3,852,408	33,939,221
Investments (affiliated)	—	—	—	—	—
Futures contracts	(13,584)	132,904	75,677	100,791	72,954
Forward contracts	(14,005)	(36,324)	(41,149)	(40,875)	(1,542)
Swap contracts	75,897	178,608	216,277	139,078	384,340
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	262	686	781	773	5,282
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(26,955)
Net unrealized gain (loss) on investments and foreign currencies	12,637,028	17,166,399	8,071,669	4,052,175	34,373,300
Net realized and unrealized gain (loss) on investments and foreign currencies	16,840,153	23,123,825	11,669,914	5,960,181	36,013,461
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,730,276	$23,138,533	$11,796,472	$6,136,017	$36,950,534
* Net of foreign withholding taxes on interest and dividends of	$142	$274	$146	$141	$41,859
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2020 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$950,027	$1,671,551	$9,308,062	$521,705	$2,214,728
Dividends (affiliated)	—	—	11,659	—	—
Interest (unaffiliated)	4,516	1,433	554	649	14,033
Total investment income*	954,543	1,672,984	9,320,275	522,354	2,228,761
Expenses:
Investment advisory and management fees	1,775,630	1,981,493	2,536,512	935,440	842,740
Service Fees:
Class 2	31,113	25,326	14,923	16,846	13,326
Class 3	41,289	22,107	13,083	17,373	14,067
Transfer agent fees and expenses	1,727	916	839	1,145	1,145
Custodian and accounting fees	27,033	21,978	51,970	38,734	39,965
Reports to shareholders	12,150	15,948	15,691	4,885	3,485
Audit and tax fees	22,539	23,535	23,321	23,586	23,878
Legal fees	6,447	12,048	7,488	4,674	4,537
Trustees' fees and expenses	5,720	6,751	9,153	2,895	2,712
Interest expense	—	554	536	87	276
Other expenses	12,050	25,673	21,135	35,139	35,231
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	1,935,698	2,136,329	2,694,651	1,080,804	981,362
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(196,665)	—	—	—
Fees paid indirectly (Note 5)	—	—	(391)	(592)	—
Net expenses	1,935,698	1,939,664	2,694,260	1,080,212	981,362
Net investment income (loss)	(981,155)	(266,680)	6,626,015	(557,858)	1,247,399
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	41,379,099	57,848,916	(269,531)	31,877,798	(1,729,237)
Investments (affiliated)	—	—	(1,621)	—	—
Futures contracts	—	99,186	198,370	129,820	148,800
Forward contracts	—	—	(1,180,301)	—	—
Swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(581)	184	(5,974)	(938)	1,811
Net realized gain (loss) on investments and foreign currencies	41,378,518	57,948,286	(1,259,057)	32,006,680	(1,578,626)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	108,808,542	149,192,029	106,504,109	53,814,588	45,257,582
Investments (affiliated)	—	—	61,681	—	—
Futures contracts	—	(18,899)	(37,798)	(43,963)	(78,877)
Forward contracts	—	—	210,715	—	—
Swap contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	877	(337)	2,457	103	788
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	108,809,419	149,172,793	106,741,164	53,770,728	45,179,493
Net realized and unrealized gain (loss) on investments and foreign currencies	150,187,937	207,121,079	105,482,107	85,777,408	43,600,867
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,206,782	$206,854,399	$112,108,122	$85,219,550	$44,848,266
* Net of foreign withholding taxes on interest and dividends of	$7,947	$1,481	$59,421	$735	$17,727
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2020 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,377,380	$4,645,730	$4,439	$—	$4,278,913
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	150	1,524	12,480,298	3,076,313	—
Total investment income*	1,377,530	4,647,254	12,484,737	3,076,313	4,278,913
Expenses:
Investment advisory and management fees	805,124	1,602,787	2,910,058	1,787,546	1,276,813
Service Fees:
Class 2	9,208	11,556	15,257	—	8,468
Class 3	10,168	14,285	15,215	445,064	9,792
Transfer agent fees and expenses	839	1,068	992	1,221	534
Custodian and accounting fees	34,633	104,368	155,771	79,245	15,257
Reports to shareholders	5,970	9,021	29,447	18,198	6,716
Audit and tax fees	24,076	44,051	32,872	32,608	22,189
Legal fees	7,964	7,164	10,884	7,174	5,100
Trustees' fees and expenses	2,405	4,427	12,952	8,722	3,238
Interest expense	—	2,947	—	47	—
Other expenses	22,618	27,475	13,419	12,471	10,688
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	923,005	1,829,149	3,196,867	2,392,296	1,358,795
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(68,450)	—	(151,109)	(418,928)
Fees paid indirectly (Note 5)	(3,878)	—	—	—	(1,693)
Net expenses	919,127	1,760,699	3,196,867	2,241,187	938,174
Net investment income (loss)	458,403	2,886,555	9,287,870	835,126	3,340,739
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	294,883	(2,092,321)	21,314,829	11,107,299	4,137,465
Investments (affiliated)	—	—	—	—	—
Futures contracts	470,395	1,179,425	(1,612,198)	177,024	—
Forward contracts	—	—	367,261	(16,162,246)	—
Swap contracts	—	—	(5,501,230)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	74,506	75,283	(399,640)	—
Net realized gain (loss) on investments and foreign currencies	765,278	(838,390)	14,643,945	(5,277,563)	4,137,465
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	43,866,471	68,521,770	24,191,522	36,402,686	48,583,906
Investments (affiliated)	—	—	—	—	—
Futures contracts	(126,026)	(383,459)	1,317,094	160,446	—
Forward contracts	—	—	(732,822)	6,173,405	—
Swap contracts	—	—	5,101,108	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	63,707	71	25,302	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	43,740,445	68,202,018	29,876,973	42,761,839	48,583,906
Net realized and unrealized gain (loss) on investments and foreign currencies	44,505,723	67,363,628	44,520,918	37,484,276	52,721,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,964,126	$70,250,183	$53,808,788	$38,319,402	$56,062,110
* Net of foreign withholding taxes on interest and dividends of	$3,554	$419,911	$3,753	$115	$10,528
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2020 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	—	—	—	—
Total investment income*	—	—	—	—
Expenses:
Investment advisory and management fees	113,328	227,771	143,259	113,452
Service Fees:
Class 2	—	—	—	—
Class 3	283,109	569,156	358,021	283,392
Transfer agent fees and expenses	534	499	534	611
Custodian and accounting fees	9,500	9,500	9,500	9,500
Reports to shareholders	7,102	13,048	8,387	7,227
Audit and tax fees	17,147	20,451	20,451	20,451
Legal fees	4,883	6,172	5,122	4,801
Trustees' fees and expenses	3,035	6,164	3,888	3,098
Interest expense	—	—	—	—
Other expenses	6,954	7,959	7,084	6,842
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	445,592	860,720	556,246	449,374
Fees waived and expenses reimbursed by investment advisor (Note 3)	(11,333)	(22,777)	(14,326)	(11,345)
Fees paid indirectly (Note 5)	—	—	—	—
Net expenses	434,259	837,943	541,920	438,029
Net investment income (loss)	(434,259)	(837,943)	(541,920)	(438,029)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	1,374,695	3,598,653	2,251,470	1,562,056
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	1,374,695	3,598,653	2,251,470	1,562,056
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	46,554,300	80,516,871	45,009,125	29,044,042
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	46,554,300	80,516,871	45,009,125	29,044,042
Net realized and unrealized gain (loss) on investments and foreign currencies	47,928,995	84,115,524	47,260,595	30,606,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,494,736	$83,277,581	$46,718,675	$30,168,069
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(109,877)	$(48,039)	$14,708	$384,886	$126,558	$585,099
Net realized gain (loss) on investments and foreign currencies	4,203,125	6,799,843	5,957,426	8,515,436	3,598,245	5,197,914
Net unrealized gain (loss) on investments and foreign currencies	12,637,028	(8,722,493)	17,166,399	(10,764,022)	8,071,669	(4,215,050)
Net increase (decrease) in net assets resulting from operations	16,730,276	(1,970,689)	23,138,533	(1,863,700)	11,796,472	1,567,963
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(941,075)	—	(800,262)	—	(493,642)
Distributable earnings — Class 2	—	(1,716,598)	—	(3,436,786)	—	(1,801,863)
Distributable earnings — Class 3	—	(2,096,118)	—	(2,698,542)	—	(1,057,524)
Total distributions to shareholders	—	(4,753,791)	—	(6,935,590)	—	(3,353,029)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,605,709)	(3,255,925)	(5,036,949)	(5,163,160)	(2,615,468)	(6,683,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,124,567	(9,980,405)	18,101,584	(13,962,450)	9,181,004	(8,468,425)
NET ASSETS:
Beginning of period	39,156,687	49,137,092	66,785,683	80,748,133	46,959,131	55,427,556
End of period	$51,281,254	$39,156,687	$84,887,267	$66,785,683	$56,140,135	$46,959,131

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$175,836	$654,578	$937,073	$2,524,514	$(981,155)	$(842,028)
Net realized gain (loss) on investments and foreign currencies	1,908,006	2,592,317	1,640,161	(702,066)	41,378,518	41,953,106
Net unrealized gain (loss) on investments and foreign currencies	4,052,175	(1,521,439)	34,373,300	(19,317,922)	108,809,419	(53,192,557)
Net increase (decrease) in net assets resulting from operations	6,136,017	1,725,456	36,950,534	(17,495,474)	149,206,782	(12,081,479)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(231,673)	—	(680,663)	—	(27,469,508)
Distributable earnings — Class 2	—	(1,068,592)	—	(2,239,459)	—	(3,467,546)
Distributable earnings — Class 3	—	(644,346)	—	(4,972,393)	—	(2,913,320)
Total distributions to shareholders	—	(1,944,611)	—	(7,892,515)	—	(33,850,374)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(892,635)	(7,353,820)	1,070,667	11,068,218	(75,957,041)	8,199,813
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,243,382	(7,572,975)	38,021,201	(14,319,771)	73,249,741	(37,732,040)
NET ASSETS:
Beginning of period	37,534,909	45,107,884	151,810,835	166,130,606	364,012,392	401,744,432
End of period	$42,778,291	$37,534,909	$189,832,036	$151,810,835	$437,262,133	$364,012,392

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(266,680)	$1,035,884	$6,626,015	$12,960,657	$(557,858)	$(493,138)
Net realized gain (loss) on investments and foreign currencies	57,948,286	66,145,760	(1,259,057)	42,617,325	32,006,680	28,161,379
Net unrealized gain (loss) on investments and foreign currencies	149,172,793	(73,480,244)	106,741,164	(141,528,421)	53,770,728	(45,091,938)
Net increase (decrease) in net assets resulting from operations	206,854,399	(6,298,600)	112,108,122	(85,950,439)	85,219,550	(17,423,697)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(55,344,237)	—	(55,152,980)	—	(18,858,906)
Distributable earnings — Class 2	—	(3,972,860)	—	(1,852,910)	—	(2,366,970)
Distributable earnings — Class 3	—	(2,098,250)	—	(967,364)	—	(1,562,239)
Total distributions to shareholders	—	(61,415,347)	—	(57,973,254)	—	(22,788,115)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(110,756,741)	348,962	(3,397,033)	(12,565,146)	(35,105,816)	(2,668,059)
TOTAL INCREASE (DECREASE) IN NET ASSETS	96,097,658	(67,364,985)	108,711,089	(156,488,839)	50,113,734	(42,879,871)
NET ASSETS:
Beginning of period	428,146,318	495,511,303	583,084,566	739,573,405	181,937,139	224,817,010
End of period	$524,243,976	$428,146,318	$691,795,655	$583,084,566	$232,050,873	$181,937,139

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,247,399	$2,765,075	$458,403	$545,094	$2,886,555	$6,806,616
Net realized gain (loss) on investments and foreign currencies	(1,578,626)	6,694,029	765,278	28,865,959	(838,390)	6,510,261
Net unrealized gain (loss) on investments and foreign currencies	45,179,493	(59,198,973)	43,740,445	(80,464,026)	68,202,018	(59,404,388)
Net increase (decrease) in net assets resulting from operations	44,848,266	(49,739,869)	44,964,126	(51,052,973)	70,250,183	(46,087,511)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(12,680,991)	—	(17,252,340)	—	(37,640,580)
Distributable earnings — Class 2	—	(1,407,763)	—	(1,256,806)	—	(1,987,847)
Distributable earnings — Class 3	—	(868,334)	—	(833,291)	—	(1,447,692)
Total distributions to shareholders	—	(14,957,088)	—	(19,342,437)	—	(41,076,119)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,866,915)	1,218,171	(9,238,851)	(31,654,484)	2,496,180	(66,057,309)
TOTAL INCREASE (DECREASE) IN NET ASSETS	34,981,351	(63,478,786)	35,725,275	(102,049,894)	72,746,363	(153,220,939)
NET ASSETS:
Beginning of period	168,885,245	232,364,031	160,354,031	262,403,925	288,747,089	441,968,028
End of period	$203,866,596	$168,885,245	$196,079,306	$160,354,031	$361,493,452	$288,747,089

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Value
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,287,870	$23,810,903	$835,126	$13,096,929	$3,340,739	$4,950,643
Net realized gain (loss) on investments and foreign currencies	14,643,945	15,828,717	(5,277,563)	24,389,071	4,137,465	21,682,806
Net unrealized gain (loss) on investments and foreign currencies	29,876,973	18,257,209	42,761,839	(21,024,865)	48,583,906	(68,359,936)
Net increase (decrease) in net assets resulting from operations	53,808,788	57,896,829	38,319,402	16,461,135	56,062,110	(41,726,487)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(28,191,817)	—	(1,148,589)	—	(5,277,270)
Distributable earnings — Class 2	—	(566,207)	—	—	—	(276,938)
Distributable earnings — Class 3	—	(335,514)	—	(1,223,857)	—	(180,767)
Total distributions to shareholders	—	(29,093,538)	—	(2,372,446)	—	(5,734,975)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,035,335)	(92,918,543)	(15,363,535)	(144,194,793)	14,122,009	(43,923,503)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,773,453	(64,115,252)	22,955,867	(130,106,104)	70,184,119	(91,384,965)
NET ASSETS:
Beginning of period	897,231,255	961,346,507	594,655,298	724,761,402	205,075,473	296,460,438
End of period	$941,004,708	$897,231,255	$617,611,165	$594,655,298	$275,259,592	$205,075,473

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(434,259)	$2,103,625	$(837,943)	$5,779,614
Net realized gain (loss) on investments and foreign currencies	1,374,695	10,711,793	3,598,653	20,959,900
Net unrealized gain (loss) on investments and foreign currencies	46,554,300	(30,680,047)	80,516,871	(48,199,887)
Net increase (decrease) in net assets resulting from operations	47,494,736	(17,864,629)	83,277,581	(21,460,373)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(4,689)	—	(30,712)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(6,021,253)	—	(23,246,723)
Total distributions to shareholders	—	(6,025,942)	—	(23,277,435)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	3,405,680	55,094,028	(10,538,976)	(14,705,043)
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,900,416	31,203,457	72,738,605	(59,442,851)
NET ASSETS:
Beginning of period	192,333,745	161,130,288	403,424,054	462,866,905
End of period	$243,234,161	$192,333,745	$476,162,659	$403,424,054

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020	For the six months ended September 30, 2020 (unaudited)	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(541,920)	$3,932,013	$(438,029)	$3,371,130
Net realized gain (loss) on investments and foreign currencies	2,251,470	11,721,201	1,562,056	7,009,135
Net unrealized gain (loss) on investments and foreign currencies	45,009,125	(24,566,625)	29,044,042	(12,345,135)
Net increase (decrease) in net assets resulting from operations	46,718,675	(8,913,411)	30,168,069	(1,964,870)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,832)	—	(5,475)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(13,454,633)	—	(7,899,310)
Total distributions to shareholders	—	(13,465,465)	—	(7,904,785)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,813,818)	(15,885,236)	(804,502)	342,203
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,904,857	(38,264,112)	29,363,567	(9,527,452)
NET ASSETS:
Beginning of period	256,805,254	295,069,366	206,279,513	215,806,965
End of period	$294,710,111	$256,805,254	$235,643,080	$206,279,513

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolio" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.

The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy which include a fixed income component and a growth component.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-indexed bonds issued by the United States and foreign governments and their agencies and instrumentalities, as well as inflation-indexed securities issued by U.S. and foreign corporations.

Seasons Focused Portfolio

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2020, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as

Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the

Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Multi-Managed Large Cap Growth Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2020, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2020, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$4,137	$9,986	$5	$—	$2,274	$—	$—	$—
SA Multi-Managed Moderate Growth	19,341	6,023	13	—	13,598	—	—	—
SA Multi-Managed Income/ Equity	14,622	10,634	14	—	7,848	—	—	—
SA Multi-Managed Income	16,974	26	14	—	6,848	22,041	—	—
SA Putnam Asset Allocation Diversified Growth	17,125	—	—	—	406	—	—	—
SA Multi-Managed Diversified Fixed Income	105,177	4,363	186	—	53,662	—	—	—
SA Wellington Real Return	234,230	—	—	—	138,044	—	—	—
	Equity Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$—	$—	$390	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—	—	650	—	—	—
SA Putnam Asset Allocation Diversified Growth	4,200	65,089	—	—	52,472	148,419	—	—
SA Multi-Managed Large Cap Growth	1,830	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	3,660	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	2,460	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1,230	—	—	—	—	—	—	—
SA Multi-Managed Small Cap	—	—	—	—	2,470	—	—	—
SA Multi-Managed International Equity	—	—	—	—	44,625	—	—	—
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Diversified Fixed Income	$—	$18,540	$—	$—	$—	$38,297	$—	$—

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$46,861	$1,656	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	59,337	4,579	—	—	—	—
SA Multi-Managed Income/ Equity	—	—	32,071	6,136	—	—	—	—
SA Multi-Managed Income	—	—	12,845	5,094	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—	13,173	—	—	—	99,129
SA Multi-Managed Large Cap Growth	—	—	298,679	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	17,843	—	—	—	45,327
SA Multi-Managed Diversified Fixed Income	—	—	—	27,649	—	—	—	2,912
SA Wellington Real Return	—	—	—	86,653	—	—	—	1,524,251

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments at value (unaffiliated)

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth	$(2,216)
SA Multi-Managed Moderate Growth	8,798
SA Multi-Managed Income/Equity	1,609
SA Multi-Managed Income	4,868
SA Putnam Asset Allocation Diversified Growth	(40,197)
SA Multi-Managed Large Cap Growth	(2,028)
SA Multi-Managed Large Cap Value	(4,056)
SA Multi-Managed Mid Cap Growth	(6,033)
SA Multi-Managed Mid Cap Value	(3,017)
SA Multi-Managed Small Cap	(19,887)
SA Multi-Managed International Equity	(248,753)
SA Multi-Managed Diversified Fixed Income	(35,905)
SA Wellington Real Return	399,349

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$5,264	$(71,195)	$—	$—	$—
SA Multi-Managed Moderate Growth	(143,703)	(182,036)	—	—	—
SA Multi-Managed Income/Equity	(65,921)	(217,166)	—	—	—
SA Multi-Managed Income	(88,061)	(143,533)	—	—	—
SA Putnam Asset Allocation Diversified Growth	(31,628)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(1,612,198)	(5,361,933)	—	—	—
SA Wellington Real Return	177,024	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$15,822	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	29,455	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	610,704	(715,534)	—	—	—
SA Multi-Managed Large Cap Growth	99,186	—	—	—	—
SA Multi-Managed Large Cap Value	198,370	—	—	—	—
SA Multi-Managed Mid Cap Growth	129,820	—	—	—	—
SA Multi-Managed Mid Cap Value	148,800	—	—	—	—
SA Multi-Managed Small Cap	470,395	—	—	—	—
SA Multi-Managed International Equity	1,179,425	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(139,297)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$—	$8,795
SA Multi-Managed Moderate Growth	—	—	—	—	21,624
SA Multi-Managed Income/Equity	—	—	—	—	18,538
SA Multi-Managed Income	—	—	—	—	23,965
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	172,786
SA Multi-Managed Large Cap Growth	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	(1,180,301)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	367,261
SA Wellington Real Return	—	—	—	—	(16,162,246)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$(12,989)	$75,897	$—	$(202)	$—
SA Multi-Managed Moderate Growth	129,077	178,608	—	(512)	—
SA Multi-Managed Income/Equity	75,677	216,277	—	(566)	—
SA Multi-Managed Income	100,791	139,078	—	(566)	—
SA Putnam Asset Allocation Diversified Growth	(41,923)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	1,317,094	5,120,865	—	(7,487)	—
SA Wellington Real Return	160,446	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Equity Contracts
SA Multi-Managed Growth	$(595)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	3,827	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	114,877	384,340	—	—	—
SA Multi-Managed Large Cap Growth	(18,899)	—	—	—	—
SA Multi-Managed Large Cap Value	(37,798)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(43,963)	—	—	—	—
SA Multi-Managed Mid Cap Value	(78,877)	—	—	—	—
SA Multi-Managed Small Cap	(126,026)	—	—	—	—
SA Multi-Managed International Equity	(383,459)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(19,757)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(78,360)	$(14,005)
SA Multi-Managed Moderate Growth	—	—	—	(99,596)	(36,324)
SA Multi-Managed Income/Equity	—	—	—	(54,248)	(41,149)
SA Multi-Managed Income	—	—	—	(22,143)	(40,875)
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(1,542)
SA Multi-Managed Large Cap Growth	—	—	—	(489,282)	—
SA Multi-Managed Large Cap Value	—	—	—	—	210,715
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(732,822)
SA Wellington Real Return	—	—	—	—	6,173,405

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on written options contracts

(4)  Net realized gain (loss) on investments

(5)  Net realized gain (loss) on forward contracts

(6)  Change in unrealized appreciation (depreciation) on futures contracts

(7)  Change in unrealized appreciation (depreciation) on swap contracts

(8)  Change in unrealized appreciation (depreciation) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2020.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio .	$4,517,078	$162,119	$42,549	$370,000	$—	$—
SA Multi-Managed Moderate Growth Portfolio	17,292,118	443,643	54,040	860,000	—	—
SA Multi-Managed Income/Equity Portfolio	12,191,653	607,006	29,440	1,035,833	—	—
SA Multi-Managed Income Portfolio .	10,810,271	501,921	12,024	1,020,833	—	—
SA Putnam Asset Allocation: Diversified Growth Portfolio	22,564,274	6,633,573	—	—	—	19,412,918
SA Multi-Managed Large Cap Growth Portfolio	319,150	—	267,431	—	—	—
SA Multi-Managed Large Cap Value Portfolio	638,300	20,020,162	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	360,830	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	180,415	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	1,429,875	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	6,392,575	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	104,609,497	7,036,402	927	27,955,000	6,516,000	—
SA Wellington Real Return Portfolio	102,021,855	214,125,533	—	—	—	—

(1) Amounts represent notional amounts in US dollars.

(2) Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2020. The repurchase agreements held by the Portfolios as of September 30, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$5	$5	$—	$—	$—	$—	$5	$—	$5
BNP Paribas SA	—	—	19,233	19,233	—	—	—	—	19,233	—	19,233
Goldman Sachs International	1,442	—	—	1,442	—	—	—	—	1,442	—	1,442
HSBC Bank USA	214	—	—	214	—	—	—	—	214	—	214
NatWest Markets PLC		—	—	27,628	27,628	—	—	—	27,628	(27,628)	—
Total	$1,656	$—	$46,866	$48,522	$—	$—	$—	$—	$48,522	$(27,628)	$20,894

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of Ameirca	$—	$—	$13	$13	$—	$—	$—	$—	$13	$—	$13
BNP Paribas SA	—	—	24,296	24,296	—	—	—	—	24,296	—	24,296
Goldman Sachs International	3,818	—	—	3,818	—	—	—	—	3,818	—	3,818
HSBC Bank USA	708	—	—	708	—	—	—	—	708	—	708
NatWest Markets PLC	—	—	35,041	35,041	—	—	—	—	35,041	(35,041)	—
Standard Chartered Bank	53	—	—	53	—	—	—	—	53	—	53
Total	$4,579	$—	$59,350	$63,929	$—	$—	$—	$—	$63,929	$(35,041)	$28,888

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$14	$14	$—	$—	$—	$—	$14	$—	$14
BNP Paribas SA	—	—	13,004	13,004	—	—	—	—	13,004	—	13,004
Goldman Sachs International	4,271	—	—	4,271	—	—	—	—	4,271	—	4,271
HSBC Bank USA	1,706	—	—	1,706	—	—	—	—	1,706	—	1,706
NatWest Markets PLC	—	—	19,067	19,067	—	—	—	—	19,067	—	19,067
Standard Chartered Bank	159	—	—	159	—	—	—	—	159	—	159
Total	$6,136	$—	$32,085	$38,221	$—	$—	$—	$—	$38,221	$—	$38,221

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$14	$14	$—	$—	$—	$—	$14	$—	$14
BNP Paribas SA	—	—	5,170	5,170	—	—	—	—	5,170	—	5,170
Goldman Sachs International	4,165	—	—	4,165	—	—	—	—	4,165	—	4,165
HSBC Bank USA	876	—	—	876	—	—	—	—	876	—	876
NatWest Markets PLC	—	—	7,675	7,675	—	—	—	—	7,675	—	7,675
Standard Chartered Bank	53	—	—	53	—	—	—	—	53	—	53
Total	$5,094	$—	$12,859	$17,953	$—	$—	$—	$—	$17,953	$—	$17,953

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$0	$—	$—	$0	$(0)	$—	$(0)
Citibank N.A.	1,974	65,089	—	67,063	2,739	107,117	—	109,856	(42,793)	—	(42,793)
Goldman Sachs International	—	—	—	—	31	41,302	—	41,333	(41,333)	—	(41,333)
HSBC Bank USA	—	—	—	—	35,039	—	—	35,039	(35,039)	—	(35,039)
JPMorgan Chase Bank	4,350	—	—	4,350	29,467	—	—	29,467	(25,117)	—	(25,117)
NatWest Markets PLC	5,895	—	—	5,895	—	—	—	—	5,895	—	5,895
State Street Bank and Trust Co.	53	—	—	53	13,126	—	—	13,126	(13,073)	—	(13,073)
UBS AG	514	—	—	514	18,629	—	—	18,629	(18,115)	—	(18,115)
Westpac Banking Corp.	387	—	—	387	98	—	—	98	289	—	289
Total	$13,173	$65,089	$—	$78,262	$99,129	$148,419	$—	$247,548	$(169,286)	$—	$(169,286)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$119,905	$119,905	$—	$—	$—	$—	$119,905	$(119,905)	$—
NatWest Markets PLC	—	—	178,774	178,774	—	—	—	—	178,774	(178,774)	—
Total	$—	$—	$298,679	$298,679	$—	$—	$—	$—	$298,679	$(298,679)	$—

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty Forward Forward Net	Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Foreign Currency Contracts	OTC Swaps	Options Written	Total	Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$7,910	$—	$—	$7,910	$—	$—	$—	$—	$7,910	$—	$7,910
Credit Suisse AG	—	—	—	—	12,286	—	—	12,286	(12,286)	—	(12,286)
JPMorgan Chase Bank	2,137	—	—	2,137	32,588	—	—	32,588	(30,451)	—	(30,451)
Morgan Stanley & Co., Inc.	7,796	—	—	7,796	453	—	—	453	7,343	—	7,343
Total	$17,843	$—	$—	$17,843	$45,327	$—	$—	$45,327	$(27,484)	$—	$(27,484)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$186	$186	$—	$—	$—	$—	$186	$—	$186
Goldman Sachs International	—	9,851	—	9,851	—	38,297	—	38,297	(28,446)	—	(28,446)
HSBC Bank USA	22,748	—	—	22,748	—	—	—	—	22,748	—	22,748
JPMorgan Chase Bank	3,296	—	—	3,296	—	—	—	—	3,296	—	3,296
Morgan Stanley & Co., Inc.	—	—	—	—	2,912	—	—	2,912	(2,912)	—	(2,912)
Standard Chartered Bank	1,605	—	—	1,605	—	—	—	—	1,605	—	1,605
Total	$27,649	$9,851	$186	$37,686	$2,912	$38,297	$—	$41,209	$(3,523)	$—	$(3,523)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$582,779	$—	$—	$582,779	$(582,779)	$—	$(582,779)
BNP Paribas SA	—	—	—	—	98	—	—	98	(98)	—	(98)
Goldman Sachs International	14,177	—	—	14,177	—	—	—	—	14,177	—	14,177
Morgan Stanley & Co., Inc.	71,719	—	—	71,719	941,374	—	—	941,374	(869,655)	—	(869,655)
State Street Bank and Trust Co.	757	—	—	757	—	—	—	—	757	—	757
Total	$86,653	$—	$—	$86,653	$1,524,251	$—	$—	$1,524,251	$(1,437,598)	$—	$(1,437,598)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.27%	$195,000
SA Multi-Managed Moderate Growth	1.47	1,055,000
SA Multi-Managed Income/Equity	1.42	1,025,000
SA Multi-Managed Income	1.13	810,000
SA Multi-Managed Large Cap Value	0.76	550,000
SA Multi-Managed Mid Cap Growth	0.50	360,000
SA Multi-Managed Diversified Fixed Income	13.19	9,500,000
SA Wellington Real Return Portfolio	2.49	1,790,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $72,000,000, a repurchase price of $72,000,100, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	05/15/2026	$68,080,000	$73,462,922

As of September 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.25%	$160,000
SA Multi-Managed Moderate Growth	1.45	940,000
SA Multi-Managed Income/Equity	1.41	915,000
SA Multi-Managed Income	1.10	715,000
SA Multi-Managed Large Cap Value	0.75	490,000
SA Multi-Managed Mid Cap Growth	0.48	315,000
SA Multi-Managed Diversified Fixed Income	13.18	8,565,000
SA Wellington Real Return Portfolio	2.47	1,605,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,108, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2044	$48,840,000	$66,451,183

As of September 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.25%	$160,000
SA Multi-Managed Moderate Growth	1.45	940,000
SA Multi-Managed Income/Equity	1.41	915,000
SA Multi-Managed Income	1.10	715,000
SA Multi-Managed Large Cap Value	0.75	490,000
SA Multi-Managed Mid Cap Growth	0.48	315,000
SA Multi-Managed Diversified Fixed Income	13.18	8,565,000
SA Wellington Real Return Portfolio	2.47	1,605,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,090, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.38%	11/15/2049	$53,840,900	$67,052,221

As of September 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.25%	$180,000
SA Multi-Managed Moderate Growth	1.44	1,040,000
SA Multi-Managed Income/Equity	1.40	1,010,000
SA Multi-Managed Income	1.10	795,000
SA Multi-Managed Large Cap Value	0.75	540,000
SA Multi-Managed Mid Cap Growth	0.49	350,000
SA Multi-Managed Diversified Fixed Income	13.17	9,485,000
SA Wellington Real Return Portfolio	2.47	1,775,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $72,000,000, a repurchase price of $72,000,100, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	09/30/2024	$68,278,000	$73,544,193

As of September 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.25%	$170,000
SA Multi-Managed Moderate Growth	1.45	995,000
SA Multi-Managed Income/Equity	1.41	965,000
SA Multi-Managed Income	1.11	760,000
SA Multi-Managed Large Cap Value	0.75	515,000
SA Multi-Managed Mid Cap Growth	0.49	335,000
SA Multi-Managed Diversified Fixed Income	13.17	9,045,000
SA Wellington Real Return Portfolio	2.47	1,695,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $68,670,000 a repurchase price of $68,670,095, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	09/30/2023	$64,810,000	$70,101,184

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk: A Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

In advance of 2021, regulators and market participants are expected to work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio's performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018–13 "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%

Portfolio	Assets	Management Fees
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million. For the six months ended September 30, 2020, the amount of advisor fees waived was $16,888.

(2)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. For the six months ended September 30, 2020, the amount of advisor fees waived was $20,059.

(3)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million. For the six months ended September 30, 2020, the amount of advisor fees waived was $10,799.

(4)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million. For the six months ended September 30, 2020, the amount of advisor fees waived was $6,218.

(5)  The Advisor has agreed, until further notice, to waive its advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million. For the six months ended September 30, 2020, the amount of advisor fees waived was $133,743.

(6)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million. For the six months ended September 30, 2020, the amount of advisor fees waived was $196,665.

(7)  The Adviser contractually agreed to waive its advisory fees for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. For the six months ended September 30, 2020, the amount of advisory fees waived was $68,450.

(8)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the six months ended September 30, 2020, the amount of advisory fees waived was $151,109.

(9)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the six months ended September 30, 2020, the amount of advisory fees waived was $418,928.

(10)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the six months ended September 30, 2020, the amount of advisory fees waived was $11,333, $22,777, $14,326 and $11,345, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Income/Equity	Morgan Stanley WMC
SA Multi-Managed Income	Morgan Stanley WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	Schroder Investment Management J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2020, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2020
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$887,684	$6,038,834	$(1,975,191)	$219,400	$4,534,391
SA Multi-Managed Moderate Growth	1,919,677	7,544,374	(2,013,665)	859,572	6,076,018
SA Multi-Managed Income/Equity	2,223,705	3,925,498	(251,956)	1,016,806	2,336,223
SA Multi-Managed Income	1,830,327	1,777,905	342,461	1,041,462	903,149
SA Putnam Asset Allocation Diversified Growth	2,316,441	(598,357)	(8,724,214)	2,047,258	5,845,257
SA T. Rowe Price Growth Stock	99,818	43,346,315	55,649,018	—	33,850,374
SA Multi-Managed Large Cap Growth	6,553,237	60,868,671	43,504,250	2,151,774	59,263,573
SA Multi-Managed Large Cap Value	29,782,745	23,924,699	(93,607,586)	21,597,978	36,375,276
SA Multi-Managed Mid Cap Growth	1,601,164	26,185,163	10,401,138	282,502	22,505,613
SA Multi-Managed Mid Cap Value	2,524,022	7,953,193	(44,426,820)	4,440,112	10,516,976
SA Multi-Managed Small Cap	523,853	29,447,354	(43,353,395)	537,990	18,804,447
SA Multi-Managed International Equity	6,177,960	5,616,955	(38,536,379)	14,777,222	26,298,897
SA Multi-Managed Diversified Fixed Income	41,647,846	1,137,027	26,439,614	29,093,538	—
SA Wellington Real Return	21,414,633	—	(24,041,997)	2,372,446	—
SA Columbia Focused Value.	4,824,787	18,805,786	(13,321,562)	1,384,415	4,350,560
SA Allocation Growth	2,367,103	11,177,038	(33,473,146)	20,885	6,005,057
SA Allocation Moderate Growth	173,002	19,697,228	(46,784,551)	6,509,526	16,767,909
SA Allocation Moderate	84,004	11,743,275	(26,063,201)	4,319,449	9,146,016
SA Allocation Balanced	63,820	6,543,224	(14,263,599)	3,496,321	4,408,464

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2019
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$684,520	$4,230,919
SA Multi-Managed Moderate Growth	1,309,889	5,277,041
SA Multi-Managed Income/Equity	1,096,652	2,528,786
SA Multi-Managed Income	1,069,552	1,173,445
SA Putnam Asset Allocation Diversified Growth	4,314,411	4,347,882
SA T. Rowe Price Growth Stock	4,586,404	91,202,977
SA Multi-Managed Large Cap Growth	6,483,392	71,162,597
SA Multi-Managed Large Cap Value	28,590,066	74,545,561
SA Multi-Managed Mid Cap Growth	6,085,192	17,875,668
SA Multi-Managed Mid Cap Value	6,810,993	11,578,361
SA Multi-Managed Small Cap	2,650,034	17,861,305
SA Multi-Managed International Equity	12,595,044	—
SA Multi-Managed Diversified Fixed Income	28,570,835	1,076,122
SA Wellington Real Return	26,070,962	—
SA Columbia Focused Value.	12,784,517	28,776,694
SA Allocation Growth	5,690,119	9,958,843
SA Allocation Moderate Growth	22,476,266	52,126,746
SA Allocation Moderate	14,187,854	28,636,679
SA Allocation Balanced	10,608,543	18,193,269

As of March 31, 2020, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	598,357	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	—	—
SA Wellington Real Return	—	—
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2020, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock		—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	—	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	419,843	—	—
SA Allocation Moderate	272,570	—	—
SA Allocation Balanced	214,073	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$11,713,017	$(1,051,111)	$10,661,906	$44,488,555
SA Multi-Managed Moderate Growth	16,713,820	(1,836,031)	14,877,789	81,892,861
SA Multi-Managed Income/Equity	8,175,058	(355,100)	7,819,958	61,380,847
SA Multi-Managed Income	4,773,541	(577,631)	4,195,910	50,715,193
SA Putnam Asset Allocation Diversified Growth	33,518,152	(7,843,619)	25,674,533	170,018,322
SA T. Rowe Price Growth Stock	166,662,006	(2,203,526)	164,458,480	274,168,433
SA Multi-Managed Large Cap Growth	197,533,775	(4,856,732)	192,677,043	332,883,938
SA Multi-Managed Large Cap Value	76,565,859	(63,434,155)	13,131,704	674,574,742
SA Multi-Managed Mid Cap Growth	71,976,008	(7,804,256)	64,171,752	168,367,228
SA Multi-Managed Mid Cap Value	26,717,498	(25,965,282)	752,216	203,055,491
SA Multi-Managed Small Cap	32,535,209	(32,148,159)	387,050	195,112,374
SA Multi-Managed International Equity	68,289,427	(38,686,609)	29,602,818	329,179,211
SA Multi-Managed Diversified Fixed Income	62,634,683	(6,310,977)	56,323,706	1,043,779,269
SA Wellington Real Return	31,823,717	(13,104,880)	18,718,837	625,463,825
SA Columbia Focused Value	62,270,044	(27,007,700)	35,262,344	240,385,669
SA Allocation Growth	20,498,791	(7,417,637)	13,081,154	230,272,598
SA Allocation Moderate Growth	45,642,288	(11,909,968)	33,732,320	442,631,827
SA Allocation Moderate	26,331,325	(7,385,401)	18,945,924	275,902,726
SA Allocation Balanced	19,112,225	(4,331,782)	14,780,443	220,979,615

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2020, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2020 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$15,294,842	$23,043,789	$2,516,416	$256,002
SA Multi-Managed Moderate Growth	24,000,742	35,496,444	3,850,093	1,058,973
SA Multi-Managed Income/ Equity	15,102,949	21,623,803	3,128,888	1,645,081
SA Multi-Managed Income	10,284,137	13,912,973	2,088,022	1,118,964
SA Putnam Asset Allocation Diversified Growth	54,228,548	49,291,490	12,827,292	16,372,596
SA T. Rowe Price Growth Stock	78,654,341	149,010,349	—	—
SA Multi-Managed Large Cap Growth	105,426,581	215,364,852	—	—
SA Multi-Managed Large Cap Value	141,471,095	140,010,372	—	—
SA Multi-Managed Mid Cap Growth	82,820,019	119,230,649	—	—
SA Multi-Managed Mid Cap Value	33,286,072	40,585,254	—	—
SA Multi-Managed Small Cap	35,141,375	42,171,297	—	—
SA Multi-Managed International Equity	41,857,126	42,892,081	—	—
SA Multi-Managed Diversified Fixed Income	172,169,930	208,785,714	74,757,574	74,579,611
SA Wellington Real Return	24,857,704	48,654,797	159,225,714	206,282,318
SA Columbia Focused Value Portfolio	62,568,897	38,872,437	—	—
SA Allocation Growth	41,818,805	38,861,091	—	—
SA Allocation Moderate Growth	53,557,693	64,952,194	—	—
SA Allocation Moderate	37,751,819	47,128,242	—	—
SA Allocation Balanced	42,840,729	44,102,297	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,607	$51,492	16,942	$274,077	2,144	$36,900	31,916	$498,171
Reinvested dividends	—	—	60,597	941,075	—	—	110,534	1,716,598
Shares redeemed	(39,650)	(736,251)	(90,537)	(1,433,931)	(79,547)	(1,435,313)	(237,883)	(3,815,903)
Net increase (decrease)	(37,043)	$(684,759)	(12,998)	$(218,779)	(77,403)	$(1,398,413)	(95,433)	$(1,601,134)

	SA Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	9,196	$146,779	50,371	$810,057
Reinvested dividends	—	—	135,233	2,096,118
Shares redeemed	(149,628)	(2,669,316)	(271,314)	(4,342,187)
Net increase (decrease)	(140,432)	$(2,522,537)	(85,710)	$(1,436,012)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,737	$55,948	18,361	$230,152	—	$—	89,919	$1,101,669
Reinvested dividends	—	—	65,919	800,262	—	—	283,329	3,436,786
Shares redeemed	(38,849)	(533,342)	(139,621)	(1,720,433)	(202,522)	(2,790,937)	(470,433)	(5,655,124)
Net increase (decrease)	(35,112)	$(477,394)	(55,341)	$(690,019)	(202,522)	$(2,790,937)	(97,185)	$(1,116,669)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	28,874	$371,564	126,151	$1,593,406
Reinvested dividends	—	—	222,652	2,698,542
Shares redeemed	(153,853)	(2,140,182)	(622,187)	(7,648,420)
Net increase (decrease)	(124,979)	$(1,768,618)	(273,384)	$(3,356,472)
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,220	$219,196	35,049	$392,104	133,004	$1,641,931	179,749	$2,006,944
Reinvested dividends	—	—	44,715	493,642	—	—	163,360	1,801,863
Shares redeemed	(70,206)	(890,291)	(187,302)	(2,079,716)	(203,857)	(2,512,476)	(725,524)	(8,058,968)
Net increase (decrease)	(52,986)	$(671,095)	(107,538)	$(1,193,970)	(70,853)	$(870,545)	(382,415)	$(4,250,161)

	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	53,311	$664,660	130,931	$1,467,074
Reinvested dividends	—	—	95,790	1,057,524
Shares redeemed	(139,678)	(1,738,488)	(344,021)	(3,763,826)
Net increase (decrease)	(86,367)	$(1,073,828)	(117,300)	$(1,239,228)
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,531	$254,336	27,125	$303,426	107,908	$1,332,051	99,547	$1,114,529
Reinvested dividends	—	—	20,815	231,673	—	—	96,096	1,068,592
Shares redeemed	(40,136)	(490,446)	(122,934)	(1,378,865)	(127,590)	(1,557,141)	(517,356)	(5,753,667)
Net increase (decrease)	(19,605)	$(236,110)	(74,994)	$(843,766)	(19,682)	$(225,090)	(321,713)	$(3,570,546)
	SA Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	84,940	$1,042,796	131,976	$1,503,803
Reinvested dividends	—	—	57,893	644,346
Shares redeemed	(119,548)	(1,474,231)	(461,894)	(5,087,657)
Net increase (decrease)	(34,608)	$(431,435)	(272,025)	$(2,939,508)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	97,290	$1,147,622	120,619	$1,219,584	298,508	$3,496,181	482,921	$4,853,916
Reinvested dividends	—	—	57,587	680,663	—	—	189,303	2,239,459
Shares redeemed	(86,324)	(1,009,551)	(211,975)	(2,523,662)	(273,513)	(3,135,729)	(727,331)	(8,596,659)
Net increase (decrease)	10,966	$138,071	(33,769)	$(623,415)	24,995	$360,452	(55,107)	$(1,503,284)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	629,974	$7,175,613	1,794,220	$20,214,599
Reinvested dividends	—	—	421,747	4,972,393
Shares redeemed	(568,984)	(6,603,469)	(1,033,130)	(11,992,075)
Net increase (decrease)	60,990	$572,144	1,182,837	$13,194,917
	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	270,380	$7,343,993	1,580,714	$32,969,777	15,211	$345,828	174,652	$3,212,808
Reinvested dividends	—	—	1,220,325	27,469,508	—	—	160,832	3,467,546
Shares redeemed	(2,773,920)	(72,705,992)	(2,141,667)	(49,594,751)	(257,167)	(6,219,477)	(351,420)	(7,814,882)
Net increase (decrease)	(2,503,540)	$(65,361,999)	659,372	$10,844,534	(241,956)	$(5,873,649)	(15,936)	$(1,134,528)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	17,488	$388,028	148,670	$2,773,194
Reinvested dividends	—	—	138,795	2,913,320
Shares redeemed	(216,528)	(5,109,421)	(334,942)	(7,196,707)
Net increase (decrease)	(199,040)	$(4,721,393)	(47,477)	$(1,510,193)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	145,454	$2,423,431	1,166,543	$14,876,582	28,160	$384,296	34,964	$491,323
Reinvested dividends	—	—	4,042,676	55,344,237	—	—	298,039	3,972,860
Shares redeemed	(6,692,309)	(110,524,476)	(4,553,493)	(66,551,173)	(127,417)	(2,060,978)	(443,345)	(6,060,127)
Net increase (decrease)	(6,546,855)	$(108,101,045)	655,726	$3,669,646	(99,257)	$(1,676,682)	(110,342)	$(1,595,944)

	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	35,337	$590,945	7,057	$101,984
Reinvested dividends	—	—	159,442	2,098,250
Shares redeemed	(99,527)	(1,569,959)	(276,815)	(3,924,974)
Net increase (decrease)	(64,190)	$(979,014)	(110,316)	$(1,724,740)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,352,319	$31,309,954	3,881,586	$44,933,781	43,542	$587,269	23,556	$332,800
Reinvested dividends	—	—	3,618,962	55,152,980	—	—	121,662	1,852,910
Shares redeemed	(2,506,979)	(33,829,060)	(7,241,389)	(109,452,059)	(75,847)	(1,013,693)	(270,710)	(4,020,345)
Net increase (decrease)	(154,660)	$(2,519,106)	259,159	$(9,365,298)	(32,305)	$(426,424)	(125,492)	$(1,834,635)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	19,970	$267,206	20,125	$280,158
Reinvested dividends	—	—	63,517	967,364
Shares redeemed	(53,134)	(718,709)	(169,706)	(2,612,735)
Net increase (decrease)	(33,164)	$(451,503)	(86,064)	$(1,365,213)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,426	$453,534	311,955	$4,933,898	13,683	$234,467	11,738	$193,687
Reinvested dividends	—	—	1,001,004	18,858,906	—	—	133,275	2,366,970
Shares redeemed	(1,645,933)	(33,185,641)	(1,254,001)	(24,223,025)	(74,332)	(1,459,197)	(198,062)	(3,500,452)
Net increase (decrease)	(1,624,507)	$(32,732,107)	58,958	$(430,221)	(60,649)	$(1,224,730)	(53,049)	$(939,795)

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,940	$38,640	11,804	$213,508
Reinvested dividends	—	—	91,040	1,562,239
Shares redeemed	(63,359)	(1,187,619)	(172,271)	(3,073,790)
Net increase (decrease)	(61,419)	$(1,148,979)	(69,427)	$(1,298,043)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	338,746	$4,384,517	1,260,878	$17,494,458	16,672	$222,242	35,139	$478,010
Reinvested dividends	—	—	812,363	12,680,991	—	—	90,415	1,407,763
Shares redeemed	(994,529)	(13,003,598)	(1,730,198)	(26,618,191)	(53,793)	(726,152)	(220,253)	(3,336,791)
Net increase (decrease)	(655,783)	$(8,619,081)	343,043	$3,557,258	(37,121)	$(503,910)	(94,699)	$(1,451,018)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	7,480	$103,916	32,774	$414,172
Reinvested dividends	—	—	55,877	868,334
Shares redeemed	(62,946)	(847,840)	(137,058)	(2,170,575)
Net increase (decrease)	(55,466)	$(743,924)	(48,407)	$(888,069)
	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	49,695	$552,722	320,251	$3,139,589	18,684	$194,387	36,505	$363,779
Reinvested dividends	—	—	1,352,064	17,252,340	—	—	101,437	1,256,806
Shares redeemed	(836,464)	(9,104,300)	(3,861,770)	(50,775,900)	(46,460)	(487,229)	(175,344)	(2,162,481)
Net increase (decrease)	(786,769)	$(8,551,578)	(2,189,455)	$(30,383,971)	(27,776)	$(292,842)	(37,402)	$(541,896)

	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	14,071	$148,748	38,327	$356,698
Reinvested dividends	—	—	68,640	833,291
Shares redeemed	(52,362)	(543,179)	(153,976)	(1,918,606)
Net increase (decrease)	(38,291)	$(394,431)	(47,009)	$(728,617)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,832,045	$21,818,908	1,950,560	$14,295,904	32,543	$248,768	31,401	$278,743
Reinvested dividends	—	—	4,407,562	37,640,580	—	—	231,954	1,987,847
Shares redeemed	(2,277,322)	(18,240,564)	(13,294,999)	(117,157,952)	(95,456)	(762,467)	(306,481)	(2,558,306)
Net increase (decrease)	554,723	$3,578,344	(6,936,877)	$(65,221,468)	(62,913)	$(513,699)	(43,126)	$(291,716)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	14,610	$115,647	52,228	$396,731
Reinvested dividends	—	—	169,519	1,447,692
Shares redeemed	(87,591)	(684,112)	(270,808)	(2,388,548)
Net increase (decrease)	(72,981)	$(568,465)	(49,061)	$(544,125)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,310,508	$67,273,239	6,770,796	$82,666,124	56,085	$702,790	141,006	$1,700,346
Reinvested dividends	—	—	2,365,085	28,191,817	—	—	47,501	566,207
Shares redeemed	(6,160,024)	(76,884,883)	(16,782,964)	(201,382,252)	(62,917)	(788,330)	(276,467)	(3,317,192)
Net increase (decrease)	(849,516)	$(9,611,644)	(7,647,083)	$(90,524,311)	(6,832)	$(85,540)	(87,960)	$(1,050,639)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	34,582	$429,065	86,661	$1,040,472
Reinvested dividends	—	—	28,266	335,514
Shares redeemed	(61,400)	(767,216)	(227,394)	(2,719,579)
Net increase (decrease)	(26,818)	$(338,151)	(112,467)	$(1,343,593)
	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	82,207	$873,710	819,569	$8,049,747	3,262,425	$32,944,549	2,611,258	$25,317,408
Reinvested dividends	—	—	117,443	1,148,589	—	—	126,041	1,223,857
Shares redeemed	(3,525,106)	(35,282,052)	(9,738,439)	(94,811,043)	(1,388,754)	(13,899,742)	(8,839,111)	(85,123,351)
Net increase (decrease)	(3,442,899)	$(34,408,342)	(8,801,427)	$(85,612,707)	1,873,671	$19,044,807	(6,101,812)	$(58,582,086)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,696,816	$28,293,059	552,423	$7,981,167	19,350	$310,199	19,621	$309,359
Reinvested dividends	—	—	281,605	5,277,270	—	—	14,731	276,938
Shares redeemed	(788,641)	(13,368,593)	(3,013,767)	(54,595,364)	(41,945)	(714,977)	(129,218)	(2,185,741)
Net increase (decrease)	908,175	$14,924,466	(2,179,739)	$(41,336,927)	(22,595)	$(404,778)	(94,866)	$(1,599,444)
	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	5,543	$91,955	15,743	$239,556
Reinvested dividends	—	—	9,610	180,767
Shares redeemed	(28,746)	(489,634)	(77,336)	(1,407,455)
Net increase (decrease)	(23,203)	$(397,679)	(51,983)	$(987,132)

	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,195	$61,331	126	$1,484	1,051,447	$14,737,926	4,649,896	$62,961,962
Reinvested dividends	—	—	337	4,689	—	—	434,748	6,021,253
Shares redeemed	(2,298)	(33,947)	(324)	(4,454)	(814,934)	(11,359,630)	(1,016,333)	(13,890,906)
Net increase (decrease)	1,897	$27,384	139	$1,719	236,513	$3,378,296	4,068,311	$55,092,309
	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	42	$442	17,505	$180,309	1,262,454	$13,341,903	2,280,260	$23,696,971
Reinvested dividends	—	—	2,933	30,712	—	—	2,218,199	23,246,723
Shares redeemed	(231)	(2,386)	(36,597)	(331,087)	(2,306,850)	(23,878,935)	(5,983,582)	(61,528,671)
Net increase (decrease)	(189)	$(1,944)	(16,159)	$(120,066)	(1,044,396)	$(10,537,032)	(1,485,123)	$(14,584,977)
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	773,454	$8,167,276	1,615,973	$16,990,903
Reinvested dividends	—	—	1,023	10,832	—	—	1,270,504	13,454,633
Shares redeemed	(75)	(783)	(12,296)	(130,823)	(1,599,715)	(16,980,311)	(4,476,914)	(46,210,781)
Net increase (decrease)	(75)	$(783)	(11,273)	$(119,991)	(826,261)	$(8,813,035)	(1,590,437)	$(15,765,245)
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020		For the six months ended September 30, 2020 (unaudited)		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,666	$91,683	3,429	$33,803	1,178,079	$11,986,078	2,292,151	$22,738,269
Reinvested dividends	—	—	545	5,475	—	—	786,001	7,899,310
Shares redeemed	(96)	(964)	(10)	(102)	(1,274,191)	(12,881,299)	(3,065,508)	(30,334,552)
Net increase (decrease)	8,570	$90,719	3,964	$39,176	(96,112)	$(895,221)	12,644	$303,027

Note 8.  Transactions with Affiliates: The following Portfolio (s) incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2020:

Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$1,600

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the six months ended September 30, 2020, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
American International Group, Inc.	$11,659	$—	$442,369	$—	$2,181	$(1,621)	$61,681	$500,248

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$6,493,651	$4,075,067	$2,154,294	$140,666	$(10,170)	$8,544,920
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1			11,435,291	762,884	4,784,985	250,312	282,905	7,946,407
SA Multi-Managed International Equity Portfolio, Class 1	—	—	12,376,362	1,640,464	1,121,145	(17,834)	3,049,434	15,927,281
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,550,624	843,855	3,336,695	275,844	6,306,193	17,639,821
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	12,463,727	1,487,800	594,314	(178,823)	2,587,735	15,766,125
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,383,790	95,285	1,071,781	(7,394)	853,673	2,253,573
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,433,382	95,285	1,071,781	(479,600)	959,382	1,936,668
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,165,501	120,438	390,861	(91,656)	689,596	2,493,018
SA Wellington Real Return Portfolio, Class 1	—	—	3,526,465	79,417	2,785,242	93,598	32,755	946,993
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,812,327	1,841,688	445,654	28,206	1,235,120	5,471,687
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	8,226,318	522,835	1,144,420	274,969	2,784,127	10,663,829
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	—	1,165,257	99,279	13,649	207,189	1,286,816
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	578,711	11,165	506,588	1,409	(402)	84,295

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA Emerging Market Equity Index, Class 1	$—	$—	$2,485,543	$156,570	$218,119	$(9,671)	$756,394	$3,170,717
SA Federated Corporate Bond Portfolio, Class 1	—	—	2,358,846	7,000,036	2,053,465	198,333	548,861	8,052,611
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	1,577,042	96,351	72,689	(11,127)	263,071	1,852,648
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	5,516,311	2,590,363	685,933	86,545	2,032,986	9,540,272
SA Fixed Income Index Portfolio, Class 1	—	—	5,503,736	864,565	237,338	32,147	179,393	6,342,503
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,038,563	680,258	173,736	11,137	95,520	4,651,742
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,117,504	74,221	106,070	(60,077)	333,450	1,359,028
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	1,817,414	120,438	90,861	1,439	482,784	2,331,214
SA International Index Portfolio, Class 1	—	—	4,882,407	1,044,180	1,964,799	(132,973)	1,155,668	4,984,483
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,100,212	72,263	229,516	(7,050)	562,347	1,498,256
SA Janus Focused Growth Portfolio, Class 1	—	—	4,107,122	264,251	699,344	221,778	1,529,669	5,423,476
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,505,107	156,569	218,119	29,605	699,100	3,172,262
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,836,570	730,974	419,514	(46,182)	1,919,881	11,021,729
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	7,820,819	997,494	2,666,990	128,547	297,608	6,577,478
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,456,946	169,146	302,659	69,405	1,058,645	3,451,483
SA Large Cap Growth Index Portfolio, Class 1	—	—	3,644,038	229,620	648,304	174,505	1,283,740	4,683,599
SA Large Cap Index Portfolio, Class 1	—	—	13,941,599	801,991	3,472,674	604,474	3,525,137	15,400,527
SA Large Cap Value Index Portfolio, Class 1	—	—	4,155,565	252,921	190,808	6,219	762,455	4,986,352
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	6,836,984	914,242	331,367	(77,082)	1,391,906	8,734,683
SA MFS Blue Chip Growth, Class 1	—	—	4,653,763	289,051	793,066	62,890	1,708,908	5,921,546
SA Mid Cap Index Portfolio, Class 1	—	—	1,701,828	105,457	179,445	(8,015)	509,232	2,129,057
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	7,795,935	1,550,500	921,251	(74,703)	1,859,534	10,210,015

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	$—	$—	$6,907,510	$433,576	$602,099	$(28,976)	$2,025,681	$8,735,692
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	2,146,199	6,601,848	1,334,739	9,795	763,061	8,186,164
SA Putnam International Growth and Income Portfolio, Class 1	—	—	4,065,388	1,590,098	222,515	(65,203)	729,523	6,097,291
SA Small Cap Index Portfolio, Class 1	—	—	2,047,943	120,438	415,861	(67,725)	689,420	2,374,215
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	—	1,169,944	102,771	23,314	412,789	1,503,276
	$—	$—	$192,467,043	$41,818,805	$38,861,091	$1,374,695	$46,554,300	$243,353,752

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$23,040,988	$9,022,530	$1,054,520	$67,927	$578,849	$31,655,774
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,644,232	4,241,469	4,275,175	280,455	2,060,454	41,951,435
SA Multi-Managed International Equity Portfolio, Class 1	—	—	19,600,852	1,073,777	1,586,231	(138,684)	4,827,419	23,777,133
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	23,484,029	375,996	6,086,877	856,214	10,159,865	28,789,227
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	21,579,185	349,963	963,189	(209,865)	4,301,101	25,057,195
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,094,245	47,659	1,628,355	142,964	1,363,179	4,019,692
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,904,722	41,765	1,617,126	(554,904)	1,335,250	3,109,707
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,427,236	51,862	143,018	(33,478)	998,135	4,300,737
SA Wellington Real Return Portfolio, Class 1	—	—	12,027,260	141,365	8,591,626	210,137	258,814	4,045,950
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,131,076	2,441,056	1,010,771	54,019	2,168,631	8,784,011
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	14,173,927	233,275	2,316,400	540,479	4,625,102	17,256,383

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA AB Small & Mid Cap Value Portfolio, Class 1	$—	$—	$—	$2,032,389	$157,957	$21,049	$377,208	$2,272,689
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,815,314	6,474	1,656,838	13,660	(10,430)	168,180
SA Emerging Market Equity Index, Class 1	—	—	3,888,071	64,776	352,682	(16,724)	1,169,120	4,752,561
SA Federated Corporate Bond Portfolio, Class 1	—	—	8,394,687	8,417,530	2,935,263	206,555	1,337,589	15,421,098
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,969,780	45,378	375,140	(58,449)	521,644	3,103,213
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	9,438,489	2,961,260	1,393,795	186,719	3,147,356	14,340,029
SA Fixed Income Index Portfolio, Class 1	—	—	17,884,776	2,608,960	773,078	98,890	589,076	20,408,624
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,403,157	1,982,600	575,340	55,735	296,382	15,162,534
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,998,926	32,900	243,854	(132,717)	614,949	2,270,204
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	3,317,095	55,103	151,957	373	870,929	4,091,543
SA International Index Portfolio, Class 1	—	—	7,972,588	879,100	3,091,605	(167,571)	1,791,043	7,383,555
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,964,000	32,413	489,385	23,024	934,861	2,464,913
SA Janus Focused Growth Portfolio, Class 1	—	—	7,130,360	116,637	1,620,699	497,416	2,452,888	8,576,602
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	3,876,087	64,776	302,682	37,953	1,072,794	4,748,928
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	15,389,962	246,828	933,802	(113,395)	3,325,353	17,914,946
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	27,910,224	2,877,154	1,682,130	63,972	1,817,585	30,986,805
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,121,025	74,885	531,787	122,381	1,746,045	5,532,549
SA Large Cap Growth Index Portfolio, Class 1	—	—	6,474,233	103,723	1,386,035	385,661	2,137,207	7,714,789
SA Large Cap Index Portfolio, Class 1	—	—	24,025,703	340,063	7,493,003	1,291,786	5,606,897	23,771,446
SA Large Cap Value Index Portfolio, Class 1	—	—	7,096,640	113,448	312,851	7,306	1,292,292	8,196,835
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	12,014,289	644,724	713,550	(171,694)	2,439,645	14,213,414
SA MFS Blue Chip Growth, Class 1	—	—	8,077,560	129,654	1,582,544	253,140	2,762,550	9,640,360

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA Mid Cap Index Portfolio, Class 1	$—	$—	$2,904,831	$47,890	$327,375	$(27,521)	$872,860	$3,470,685
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	12,665,515	713,623	833,409	(76,819)	2,823,708	15,292,618
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	12,128,276	194,481	1,536,316	(23,577)	3,498,724	14,261,588
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,918,611	6,137,937	2,614,774	8,758	1,387,108	11,837,640
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,234,264	2,528,019	335,080	(103,423)	1,133,912	9,457,692
SA Small Cap Index Portfolio, Class 1	—	—	3,520,909	51,862	943,018	(76,111)	1,137,301	3,690,943
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	—	2,032,389	332,957	77,012	693,476	2,469,920
	$—	$—	$403,643,124	$53,557,693	$64,952,194	$3,598,653	$80,516,871	$476,364,147

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$18,394,606	$8,042,075	$1,218,051	$80,057	$491,992	$25,790,679
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	32,168,909	4,861,636	2,570,659	194,449	1,834,549	36,488,884
SA Multi-Managed International Equity Portfolio, Class 1	—	—	9,017,023	785,632	995,243	(20,294)	2,175,575	10,962,693
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,955,494	292,591	3,811,412	535,074	5,495,731	15,467,478
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	12,398,703	636,607	744,352	(183,470)	2,548,650	14,656,138
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,325,998	28,217	1,506,008	12,306	681,961	1,542,474
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,061,730	26,863	1,125,856	(483,631)	849,380	1,328,486
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,865,717	40,963	281,598	965	514,265	2,140,312
SA Wellington Real Return Portfolio, Class 1	—	—	9,755,531	118,940	6,354,773	138,328	259,805	3,917,831
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,896,664	1,668,232	701,147	39,261	1,225,809	5,128,819

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$7,924,591	$184,200	$1,627,858	$367,562	$2,493,853	$9,342,348
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	—	1,025,889	81,675	11,255	189,588	1,145,057
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,522,742	18,211	1,430,886	10,256	(7,520)	112,803
SA Emerging Market Equity Index, Class 1	—	—	2,105,631	49,583	302,893	(18,595)	638,963	2,472,689
SA Federated Corporate Bond Portfolio, Class 1	—	—	6,773,485	3,019,323	2,448,018	127,360	798,459	8,270,609
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	1,605,408	35,111	241,369	(37,830)	288,046	1,649,366
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	4,821,229	2,085,893	1,938,667	303,188	1,502,978	6,774,621
SA Fixed Income Index Portfolio, Class 1	—	—	14,299,213	2,057,115	841,218	109,022	449,716	16,073,848
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,890,441	1,420,057	626,190	61,279	224,877	11,970,464
SA Franklin Small Company Value Portfolio, Class 1	—	—	820,043	20,415	72,382	(39,592)	240,934	969,418
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	1,902,543	43,889	224,212	10,780	491,205	2,224,205
SA International Index Portfolio, Class 1	—	—	2,947,000	260,089	330,907	(32,189)	632,737	3,476,730
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	936,404	20,482	343,299	14,882	429,847	1,058,316
SA Janus Focused Growth Portfolio, Class 1	—	—	3,877,457	90,637	885,122	262,238	1,330,592	4,675,802
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,967,761	269,517	346,978	43,492	548,481	2,482,273
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,759,745	657,607	848,770	(63,660)	1,930,061	10,434,983
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	22,193,848	3,996,586	1,363,074	67,177	1,539,169	26,433,706
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,248,358	58,319	349,534	81,036	941,222	2,979,401
SA Large Cap Growth Index Portfolio, Class 1	—	—	3,532,474	81,925	818,195	224,408	1,150,548	4,171,160
SA Large Cap Index Portfolio, Class 1	—	—	13,250,030	279,008	5,090,081	882,644	2,871,854	12,193,455
SA Large Cap Value Index Portfolio, Class 1	—	—	4,016,430	93,629	243,652	6,798	729,920	4,603,125

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA Legg Mason BW Large Cap Value Portfolio, Class 1	$—	$—	$6,547,688	$480,007	$537,632	$(127,279)	$1,375,990	$7,738,774
SA MFS Blue Chip Growth, Class 1	—	—	4,380,964	99,481	1,043,880	168,919	1,460,054	5,065,538
SA Mid Cap Index Portfolio, Class 1	—	—	1,752,448	39,238	157,743	(1,306)	519,483	2,152,120
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	5,958,808	560,361	638,075	(57,872)	1,343,726	7,166,948
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	6,576,349	152,147	985,934	(24,009)	1,914,962	7,633,515
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,767,406	1,370,676	1,815,597	(24,467)	871,933	6,169,951
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,595,181	1,707,965	1,416,801	(381,835)	990,810	4,495,320
SA Small Cap Index Portfolio, Class 1	—	—	2,150,426	46,815	571,826	(51,007)	697,792	2,272,200
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	—	1,025,888	196,675	45,770	341,128	1,216,111
	$—	$—	$256,964,478	$37,751,819	$47,128,242	$2,251,470	$45,009,125	$294,848,650

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$19,116,812	$9,066,517	$1,095,082	$71,204	$565,259	$27,724,710
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	33,501,622	7,657,795	1,752,877	131,130	2,107,524	41,645,194
SA Multi-Managed International Equity Portfolio, Class 1	—	—	4,388,977	977,825	391,701	42,453	1,001,668	6,019,222
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,604,689	332,359	2,378,406	297,182	3,207,651	9,063,475
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	6,905,663	400,489	692,120	(206,082)	1,489,477	7,897,427
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,475,819	37,884	948,461	(7,606)	444,555	1,002,191
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,320,767	29,603	834,703	(298,280)	510,856	728,243
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	973,468	40,976	176,654	(54,300)	321,746	1,105,236

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA Wellington Real Return Portfolio, Class 1	$—	$—	$10,338,325	$239,766	$5,884,946	$120,214	$323,868	$5,137,227
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	1,683,711	1,227,875	509,215	21,039	710,786	3,134,196
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	4,607,150	208,670	1,037,247	233,962	1,430,348	5,442,883
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	—	730,028	33,694	4,470	137,071	837,875
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,929,826	25,796	1,911,131	13,784	(10,230)	48,045
SA Emerging Market Equity Index, Class 1	—	—	1,215,921	54,132	222,077	(13,362)	370,865	1,405,479
SA Federated Corporate Bond Portfolio, Class 1	—	—	7,326,561	2,315,472	5,414,550	198,769	473,410	4,899,662
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	923,704	40,976	96,653	(15,679)	161,018	1,013,366
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	3,565,974	1,460,705	2,548,822	423,203	824,787	3,725,847
SA Fixed Income Index Portfolio, Class 1	—	—	14,885,922	2,360,480	758,013	95,276	488,859	17,072,524
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,445,748	1,442,471	561,034	55,150	246,689	12,629,024
SA Franklin Small Company Value Portfolio, Class 1	—	—	522,485	76,936	30,502	(16,687)	145,200	697,432
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	1,323,920	59,187	192,387	10,659	340,925	1,542,304
SA International Index Portfolio, Class 1	—	—	1,032,237	873,287	126,530	(6,707)	218,433	1,990,720
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	544,078	22,764	220,918	2,881	255,257	604,062
SA Janus Focused Growth Portfolio, Class 1	—	—	2,284,422	104,335	563,624	163,385	774,932	2,763,450
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	950,114	332,988	180,274	(14,637)	326,877	1,415,068
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,126,258	335,987	443,349	(34,198)	1,124,217	6,108,915
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	23,160,147	6,891,913	1,288,130	59,910	1,734,790	30,558,630
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,353,664	63,359	356,971	74,792	524,349	1,659,193

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2020
SA Large Cap Growth Index Portfolio, Class 1	$—	$—	$2,082,580	$91,057	$603,673	$157,641	$651,350	$2,378,955
SA Large Cap Index Portfolio, Class 1	—	—	7,704,336	1,185,641	3,730,839	634,359	1,506,078	7,299,575
SA Large Cap Value Index Portfolio, Class 1	—	—	2,245,884	100,163	189,040	8,625	406,516	2,572,148
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	3,931,534	281,352	306,146	(70,841)	821,711	4,657,610
SA MFS Blue Chip Growth, Class 1	—	—	2,607,504	113,822	704,591	95,521	868,000	2,980,256
SA Mid Cap Index Portfolio, Class 1	—	—	1,016,353	48,875	109,809	(330)	302,686	1,257,775
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,835,900	174,407	809,851	(59,997)	885,038	4,025,497
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	3,932,434	173,009	766,979	(26,129)	1,145,128	4,457,463
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,974,025	1,221,478	4,277,494	(203,446)	826,032	3,540,595
SA Putnam International Growth and Income Portfolio, Class 1	—	—	2,220,933	1,255,688	1,342,905	(322,222)	700,130	2,511,624
SA Small Cap Index Portfolio, Class 1	—	—	1,356,061	54,634	462,204	(34,975)	444,789	1,358,305
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	—	730,028	148,695	31,925	235,397	848,655
	$—	$—	$206,415,528	$42,840,729	$44,102,297	$1,562,056	$29,044,042	$235,760,058

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolios' net assets.

At September 30, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.69%	98.31%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.55	99.45	—	—	—	—	—	—
SA Multi-Managed Income/Equity	0.62	99.38	—	—	—	—	—	—
SA Multi-Managed Income	0.89	99.11	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	3.20	96.80	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.20	21.36	0.71	1.24	1.99	1.16	73.34	—
SA Multi-Managed Large Cap Growth	0.18	12.03	1.72	3.35	5.47	2.94	40.86	33.45

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Large Cap Value	0.05%	4.91%	1.14%	2.28%	3.62%	2.12%	47.64%	38.24%
SA Multi-Managed Mid Cap Growth	0.33	19.19	0.43	0.96	1.71	0.66	44.26	32.46
SA Multi-Managed Mid Cap Value	0.20	15.60	0.36	0.95	1.52	0.65	57.15	23.57
SA Multi-Managed Small Cap	0.19	11.65	0.56	1.27	2.18	1.09	36.57	46.49
SA Multi-Managed International Equity	0.17	7.86	1.67	4.41	6.58	3.03	52.88	23.40
SA Multi-Managed Diversified Fixed Income	0.06	3.63	4.42	0.84	4.46	3.88	64.51	18.20
SA Wellington Real Return	3.28	57.95	0.83	0.15	0.65	0.63	26.82	9.69
SA Columbia Focused Value	0.09	7.06	—	—	—	—	65.64	27.21
SA Allocation Growth	6.58	93.42	—	—	—	—	—	—
SA Allocation Moderate Growth	6.54	93.46	—	—	—	—	—	—
SA Allocation Moderate	6.74	93.26	—	—	—	—	—	—
SA Allocation Balanced	8.55	91.45	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Prior to September 4, 2020, interest was payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000.

For the six months ended September 30, 2020, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Moderate Growth	1	$8	$200,000	1.44%
SA Multi-Managed Income/Equity	1	11	275,000	1.44
SA Multi-Managed Income	1	6	150,000	1.44
SA Putnam Asset Allocation Diversified Growth	6	130	541,667	1.43
SA Multi-Managed Large Cap Growth	26	554	505,769	1.21
SA Multi-Managed Large Cap Value	44	536	279,545	1.56
SA Multi-Managed Mid Cap Growth	3	87	675,000	1.97
SA Multi-Managed Mid Cap Value	17	149	148,529	1.75
SA Multi-Managed International Equity	27	261	197,222	1.79
SA Wellington Real Return	3	47	400,000	1.41

As of September 30, 2020, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2020, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA Multi-Managed Large Cap Value	$133,960	$108,072	$(27,572)
SA Multi-Managed Mid Cap Value	—	154,918	(27,726)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2020, none of the Portfolios participated in this program.

Note 13.  Other Matter: An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/16	$19.31	$0.10	$(0.64)	$(0.54)	$(0.12)	$(2.76)	$(2.88)	$15.89	(2.79)%	$10,696	1.19%		0.56%		51%
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	(2)	0.54	(2)	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	(2)	0.06	(2)	97
09/30/20@	13.95	(0.03)	6.18	6.15	—	—	—	20.10	44.09	10,473	1.34	#(2)	(0.29	)#(2)	36
SA Multi-Managed Growth Portfolio Class 2
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	(2)	0.39	(2)	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(2)	(0.09	)(2)	97
09/30/20@	13.94	(0.04)	6.18	6.14	—	—	—	20.08	44.05	18,514	1.49	#(2)	(0.44	)#(2)	36
SA Multi-Managed Growth Portfolio Class 3
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	(2)	0.29	(2)	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(2)	(0.19	)(2)	97
09/30/20@	13.91	(0.05)	6.16	6.11	—	—	—	20.02	43.93	22,294	1.59	#(2)	(0.54	)#(2)	36

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.07	0.07
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.07	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/16	$15.05	$0.14	$(0.46)	$(0.32)	$(0.20)	$(2.10)	$(2.30)	$12.43	(2.00)%	$10,538	1.04%		1.01%		48%
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	(2)	1.04	(2)	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	(2)	0.66	(2)	84
09/30/20@	11.17	0.01	3.94	3.95	—	—	—	15.12	35.36	9,677	1.14	#(2)	0.21	#(2)	32
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	(2)	0.89	(2)	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	(2)	0.50	(2)	84
09/30/20@	11.15	0.00	3.94	3.94	—	—	—	15.09	35.34	42,666	1.29	#(2)	0.06	#(2)	32
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	(2)	0.78	(2)	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	(2)	0.41	(2)	84
09/30/20@	11.14	0.00	3.93	3.93	—	—	—	15.07	35.28	32,544	1.39	#(2)	(0.04	)#(2)	32

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/16	$12.61	$0.19	$(0.22)	$(0.03)	$(0.27)	$(1.30)	$(1.57)	$11.01	(0.11)%	$9,748	1.02%		1.60%		45%
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06		1.57		42
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08		1.40		62
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(2)	1.71	(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(2)	1.22	(2)	77
09/30/20@	10.77	0.04	2.72	2.76	—	—	—	13.53	25.63	7,637	1.21	#(2)	0.63	#(2)	30
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22		1.42		42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23		1.25		62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(2)	1.56	(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(2)	1.07	(2)	77
09/30/20@	10.75	0.03	2.73	2.76	—	—	—	13.51	25.67	30,623	1.36	#(2)	0.48	#(2)	30
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31		1.32		42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33		1.15		62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(2)	1.46	(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(2)	0.97	(2)	77
09/30/20@	10.76	0.02	2.73	2.75	—	—	—	13.51	25.56	17,880	1.46	#(2)	0.38	#(2)	30

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	09/30/20#@
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/16	$12.10	$0.24	$(0.22)	$0.02	$(0.28)	$(0.82)	$(1.10)	$11.02	0.29%	$6,841	1.01%		2.01%		46%
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08		1.95		41
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09		1.74		62
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(2)	2.07	(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(2)	1.67	(2)	63
09/30/20@	11.01	0.06	1.76	1.82	—	—	—	12.83	16.53	4,728	1.32	#(2)	1.02	#(2)	25
SA Multi-Managed Income Portfolio Class 2
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23		1.80		41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24		1.59		62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(2)	1.92	(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(2)	1.52	(2)	63
09/30/20@	11.00	0.05	1.76	1.81	—	—	—	12.81	16.45	24,354	1.47	#(2)	0.86	#(2)	25
SA Multi-Managed Income Portfolio Class 3
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33		1.70		41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34		1.49		62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(2)	1.82	(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(2)	1.41	(2)	63
09/30/20@	11.00	0.05	1.76	1.81	—	—	—	12.81	16.45	13,697	1.57	#(2)	0.76	#(2)	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	09/30/20#@
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/16	$13.99	$0.19	$(0.85)	$(0.66)	$(0.43)	$(1.42)	$(1.85)	$11.48	(4.69)%	$17,363	0.98%		1.46%		94%
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04		1.41		106
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96		1.49		69
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93		1.47		101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91		1.68		66
09/30/20@	9.95	0.07	2.35	2.42	—	—	—	12.37	24.32	15,380	0.85	#	1.25	#	40
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13		1.31		94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19		1.26		106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11		1.33		69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08		1.32		101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06		1.54		66
09/30/20@	9.95	0.06	2.36	2.42	—	—	—	12.37	24.32	53,129	1.00	#	1.10	#	40
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23		1.21		94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29		1.16		106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21		1.24		69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18		1.23		101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16		1.42		66
09/30/20@	9.92	0.06	2.34	2.40	—	—	—	12.32	24.19	121,322	1.10	#	1.00	#	40

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.12%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.12	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.12	0.15	0.15

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/16	$25.28	$(0.05)	$(0.22)	$(0.27)	$—	$(1.80)	$(1.80)	$23.21	(1.32)%	$387,062	0.87	%(1)	(0.19	)%(1)	43%
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87	(1)	(0.04	)(1)	38
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	(1)	0.02	(1)	50
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89		(0.17)		44
09/30/20@	19.91	(0.05)	8.61	8.56	—	—	—	28.47	42.99	359,595	0.87	#	(0.42	)#	19
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(1)	(0.34	)(1)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(1)	(0.19	)(1)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04		(0.32)		44
09/30/20@	19.06	(0.07)	8.25	8.18	—	—	—	27.24	42.92	43,266	1.02	#	(0.58	)#	19
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(1)	(0.44	)(1)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(1)	(0.29	)(1)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14		(0.42)		44
09/30/20@	18.55	(0.08)	8.02	7.94	—	—	—	26.49	42.80	34,401	1.12	#	(0.68	)#	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/16	$13.80	$0.07	$(0.07)	$(0.00)	$(0.07)	$(1.28)	$(1.35)	$12.45	(0.04)%	$244,613	0.83%		0.53%		46%
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82		0.58		47
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81		0.49		36
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(2)	0.44	(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(2)	0.23	(2)	69
09/30/20@	12.26	(0.01)	6.33	6.32	—	—	—	18.58	51.55	467,271	0.74	#(2)	(0.09	)#(2)	21
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97		0.40		47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96		0.34		36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(2)	0.28	(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(2)	0.08	(2)	69
09/30/20@	11.93	(0.02)	6.16	6.14	—	—	—	18.07	51.47	37,355	0.89	#(2)	(0.24	)#(2)	21
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06		0.18		47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06		0.24		36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(2)	0.19	(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(2)	(0.02	)(2)	69
09/30/20@	11.77	(0.03)	6.08	6.05	—	—	—	17.82	51.40	19,618	0.99	#(2)	(0.34	)#(2)	21

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/16	$17.04	$0.30	$(0.87)	$(0.57)	$(0.23)	$(0.87)	$(1.10)	$15.37	(3.19)%	$771,124	0.78%		1.87%	62%
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78		1.78	43
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78		1.79	34
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79		1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80		1.80	62
09/30/20@	11.80	0.13	2.13	2.26	—	—	—	14.06	19.15	660,671	0.79	#	1.98 #	21
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93		1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93		1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93		1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94		1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95		1.64	62
09/30/20@	11.79	0.12	2.13	2.25	—	—	—	14.04	19.08	20,484	0.94	#	1.83 #	21
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03		1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02		1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03		1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04		1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05		1.54	62
09/30/20@	11.79	0.12	2.12	2.24	—	—	—	14.03	19.00	10,640	1.05	#	1.73 #	21
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94		(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94		(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93		(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94		(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95		(0.19)	47
09/30/20@	15.45	(0.05)	7.73	7.68	—	—	—	23.13	49.71	192,397	0.95	#	(0.48)#	38
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09		(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09		(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08		(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09		(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10		(0.34)	47
09/30/20@	14.57	(0.06)	7.27	7.21	—	—	—	21.78	49.49	24,603	1.10	#	(0.63)#	38
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19		(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18		(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18		(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19		(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20		(0.44)	47
09/30/20@	14.07	(0.07)	7.03	6.96	—	—	—	21.03	49.47	15,051	1.20	#	(0.73)#	38

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/16	$20.42	$0.19	$(1.53)	$(1.34)	$(0.11)	$(3.15)	$(3.26)	$15.82	(5.94)%	$233,605	0.91%		1.05%		67%
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
09/30/20@	11.26	0.09	2.96	3.05	—	—	—	14.31	27.09	173,993	0.96	#	1.29	#	17
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
09/30/20@	11.22	0.08	2.95	3.03	—	—	—	14.25	27.01	18,411	1.11	#	1.14	#	17
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
09/30/20@	11.20	0.07	2.95	3.02	—	—	—	14.22	26.96	11,463	1.21	#	1.03	#	17
SA Multi-Managed Small Cap Portfolio Class 1
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(2)	0.19	(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96		0.24		65
09/30/20@	9.00	0.03	2.53	2.56	—	—	—	11.56	28.44	174,772	0.95	#	0.50	#	19
SA Multi-Managed Small Cap Portfolio Class 2
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(2)	0.03	(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11		0.10		65
09/30/20@	8.73	0.02	2.45	2.47	—	—	—	11.20	28.29	12,871	1.10	#	0.35	#	19
SA Multi-Managed Small Cap Portfolio Class 3
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(2)	(0.07	)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21		(0.01)		65
09/30/20@	8.56	0.01	2.40	2.41	—	—	—	10.97	28.15	8,436	1.20	#	0.25	#	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed Mid Cap Value Class 1	0.01%	0.00%	0.00%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.01	0.00	0.00	—	—	—
SA Multi-Managed Mid Cap Value Class 3	0.01	0.01	0.00	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/16	$8.81	$0.13	$(1.00)	$(0.87)	$(0.11)	$—	$(0.11)	$7.83	(9.94)%	$500,027	0.92	%(1)(2)	1.63	%(1)(2)	28%
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99	(2)	2.27	(2)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.04	(2)	1.88	(2)	20
09/30/20@	6.84	0.07	1.57	1.64	—	—	—	8.48	23.98	333,542	1.01	#(2)	1.70	#(2)	13
SA Multi-Managed International Equity Portfolio Class 2
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(2)	2.07	(2)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.19	(2)	1.61	(2)	20
09/30/20@	6.86	0.06	1.58	1.64	—	—	—	8.50	23.91	16,063	1.16	#(2)	1.55	#(2)	13
SA Multi-Managed International Equity Portfolio Class 3
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(2)	1.96	(2)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.29	(2)	1.53	(2)	20
09/30/20@	6.84	0.04	1.59	1.63	—	—	—	8.47	23.83	11,888	1.26	#(2)	1.46	#(2)	13
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69		2.49		45
09/30/20@	11.99	0.13	0.61	0.74	—	—	—	12.73	6.17	908,334	0.69	#	2.03	#	23
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84		2.34		45
09/30/20@	11.99	0.12	0.60	0.72	—	—	—	12.71	6.01	20,532	0.84	#	1.88	#	23
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94		2.24		45
09/30/20@	11.93	0.11	0.60	0.71	—	—	—	12.64	5.95	12,138	0.94	#	1.78	#	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.00%	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.00	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/16	$9.94	$0.01	$0.01	$0.02	$(0.41)	$—	$(0.41)	$9.55	0.24%	$156,274	0.63%		0.09%		32%
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86	(1)	53
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	(1)	0.96	(1)	23
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	(1)	1.24	(1)	22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59	(1)	2.09	(1)	31
09/30/20@	9.69	0.02	0.63	0.65	—	—	—	10.34	6.71	240,938	0.59	#(1)	0.40	#(1)	28
SA Wellington Real Return Portfolio Class 3
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75	(1)	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	(1)	0.72	(1)	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	(1)	1.02	(1)	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84	(1)	1.74	(1)	31
09/30/20@	9.61	0.01	0.62	0.63	—	—	—	10.24	6.56	376,673	0.84	#(1)	0.19	#(1)	28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/16	$18.01	$0.25	$(1.12)	$(0.87)	$(0.17)	$(0.16)	$(0.33)	$16.81	(4.81)%	$285,988	0.81%		1.45%		110%
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71		1.35		13
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71		1.51		4
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72		2.95		16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73		1.77		12
09/30/20@	14.16	0.22	3.56	3.78	—	—	—	17.94	26.69	255,547	0.72	#	2.62	#	16
SA Columbia Focused Value Portfolio Class 2
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97		1.28		110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86		1.20		13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86		1.35		4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87		2.80		16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88		1.62		12
09/30/20@	14.19	0.21	3.56	3.77	—	—	—	17.96	26.57	11,635	0.87	#	2.44	#	16
SA Columbia Focused Value Portfolio Class 3
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07		1.19		110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96		1.11		13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96		1.25		4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97		2.70		16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98		1.52		12
09/30/20@	14.20	0.20	3.56	3.76	—	—	—	17.96	26.48	8,077	0.97	#	2.35	#	16

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized.

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Columbia Focused Value Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20	09/30/20#@
SA Columbia Focused Value Portfolio Class 1	0.23%	0.31%	0.32%	0.32%	0.32%	0.33%
SA Columbia Focused Value Portfolio Class 2	0.22	0.31	0.32	0.32	0.32	0.33
SA Columbia Focused Value Portfolio Class 3	0.22	0.31	0.32	0.32	0.32	0.33

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#	1.53	%#	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15		1.27		68
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15		2.32		20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15		1.29		26
09/30/20@	11.89	(0.01)	2.96	2.95	—	—	—	14.84	24.81	198	0.13	#	(0.13	)#	17
SA Allocation Growth Portfolio Class 3
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16		0.72		28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34		1.13		34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40		1.14		68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40		1.55		20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40		1.09		26
09/30/20@	11.84	(0.03)	2.95	2.92	—	—	—	14.76	24.66	243,036	0.38	#	(0.38	)#	17
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#	1.61	#	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11		1.51		57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12		1.42		18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12		1.67		22
09/30/20@	9.08	(0.01)	1.92	1.91	—	—	—	10.99	21.04	228	0.12	#	(0.12	)#	12
SA Allocation Moderate Growth Portfolio Class 3
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12		0.93		22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29		1.24		25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36		1.29		57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37		1.67		18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37		1.25		22
09/30/20@	9.08	(0.02)	1.91	1.89	—	—	—	10.97	20.82	475,934	0.37	#	(0.37	)#	12

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17		03/31/18	03/31/19	03/31/20	09/30/20#@
SA Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01%	0.01		0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	$10.67	$0.09	$0.36	$0.45	$—	$—	$—	$11.12	4.22%	$104	0.13	%#	1.64	%#	26%
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12		1.61		60
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13		1.77		19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13		1.90		26
09/30/20@	9.40	(0.01)	1.75	1.74	—	—	—	11.14	18.51	106	0.13	#	(0.13	)#	13
SA Allocation Moderate Portfolio Class 3
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12		1.03		24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29		1.23		26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37		1.35		60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38		1.79		19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38		1.33		26
09/30/20@	9.39	(0.02)	1.75	1.73	—	—	—	11.12	18.42	294,604	0.38	#	(0.38	)#	13
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#	1.72	#	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12		1.77		60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13		2.29		22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14		1.76		31
09/30/20@	9.23	(0.01)	1.37	1.36	—	—	—	10.59	14.73	258	0.13	#	(0.13	)#	19
SA Allocation Balanced Portfolio Class 3
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13		1.18		28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30		1.21		22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35		1.53		60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38		2.01		22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39		1.52		31
09/30/20@	9.23	(0.02)	1.37	1.35	—	—	—	10.58	14.63	235,385	0.39	#	(0.39	)#	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17		03/31/18	03/31/19	03/31/20	09/30/20#@
SA Allocation Moderate Portfolio Class 1	N/A	0.01	%#	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01%	0.01		0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01		0.04	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
Statement Regarding Liquidity Risk Management Program — (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios' liquidity risk management program (the "Program"). The Adviser has appointed a Liquidity Risk Management Committee (the "Committee") comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the "Program Administrator." The Program is designed to assess, manage and periodically review each Portfolio's liquidity risk, based on factors specific to the circumstances of each Portfolio. "Liquidity risk" means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors' interests in the Portfolio. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio's ability to honor redemption requests timely and the Adviser's management of each Portfolio's liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a "Primarily Highly Liquid Fund" during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

Filed under Rules 497(e) and 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

Seasons Series Trust

SA Multi-Managed Mid Cap Growth Portfolio
(the "Portfolio")

Supplement dated October 15, 2020, to the Portfolio's
Summary Prospectus, Prospectus and Statement of Additional Information
dated July 27, 2020, as supplemented and amended to date

Effective January 1, 2021, Donald J. Easley, CFA, a portfolio manager associated with T. Rowe Price Associates, Inc. will step down as the Portfolio's Co-Portfolio Manager and Co-Chairman of the Portfolio's Investment Advisory Committee. Accordingly, effective January 1, 2021, all references to Mr. Easley will be deleted. Donald J. Peters will become the Portfolio's sole Portfolio Manager and sole Chairman of the Portfolio's Investment Advisory Committee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-812546-MCG1.1 (10/20)

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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U.S. POSTAGE

PAID

TOPPAN MERRILL

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.17 (11/20)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 8, 2020